UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262-8500

(Name and address of agent for service)
Registrant’s telephone number, including area code: (704) 595‑1000
Date of fiscal year end: May 31
Date of reporting period: May 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2010 Fund
(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Retirement Class Shares/TCLEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.11% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.11%	4.96%	4.64%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W458_AR_0524 3613681-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2010 Fund
(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.31% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.31%	5.23%	4.90%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315662_AR_0524 3613681-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2010 Fund
(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Premier Class Shares/TCTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.27% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.27%	5.08%	4.75%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	4.89%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M434_AR_0524 3613681-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2010 Fund
(Formerly known as TIAA-CREF Lifecycle 2010 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$32	0.32%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2010 Fund returned 10.33% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2010 Fund Composite Index, which returned 9.75%.

•  The Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI All Country World Index ex USA Investable Market Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.33%	5.19%	5.37%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2010 Fund Composite Index	9.75%	5.32%	5.42%
S&P Target Date 2010 Index	9.20%	4.91%	4.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$804,466,356
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$3,211,719

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2010 Fund to Nuveen Lifecycle 2010 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P205_AR_0524 3613681-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2015 Fund
(Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCNIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$24	0.24%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.82% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.82%	5.62%	5.22%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315654_AR_0524 3613689-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2015 Fund
(Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Premier Class Shares/TCFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$39	0.39%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.56% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.56%	5.43%	5.04%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M426_AR_0524 3613689-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2015 Fund
(Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCNHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.74% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.74%	5.52%	5.65%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.87%
S&P Target Date 2015 Index	9.99%	5.38%	5.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P304_AR_0524 3613689-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2015 Fund
(Formerly known as TIAA-CREF Lifecycle 2015 Fund)
Retirement Class Shares/TCLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$49	0.49%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2015 Fund returned 10.52% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2015 Fund Composite Index, which returned 10.74%.

•  The Lifecycle 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI All Country World Index ex USA Investable Market Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.52%	5.32%	4.95%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2015 Fund Composite Index	10.74%	5.85%	5.28%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,158,115,781
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$4,598,952

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2015 Fund to Nuveen Lifecycle 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W441_AR_0524 3613689-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2020 Fund
(Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Retirement Class Shares/TCLTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.50% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.50%	5.82%	5.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W433_AR_0524 3613701-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2020 Fund
(Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.86% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.86%	6.09%	5.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315647_AR_0524 3613701-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2020 Fund
(Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Premier Class Shares/TCWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.68% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.68%	5.94%	5.45%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	5.73%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M418_AR_0524 3613701-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2020 Fund
(Formerly known as TIAA-CREF Lifecycle 2020 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2020 Fund returned 11.65% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2020 Fund Composite Index, which returned 11.75%.

•  The Lifecycle 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI All Country World Index ex USA Investable Market Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Dividend Growth Fund Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.65%	6.01%	6.09%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2020 Fund Composite Index	11.75%	6.40%	6.37%
S&P Target Date 2020 Index	11.28%	5.80%	5.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,514,613,559
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$10,191,037

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2020 Fund to Nuveen Lifecycle 2020 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P403_AR_0524 3613701-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2025 Fund
(Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Retirement Class Shares/TCLFX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 12.79% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	12.79%	6.63%	5.89%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W425_AR_0524 3613713-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2025 Fund
(Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 13.20% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	13.20%	6.89%	6.16%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315639_AR_0524 3613713-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2025 Fund
(Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Premier Class Shares/TCQPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 12.84% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	12.84%	6.72%	6.00%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M392_AR_0524 3613713-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2025 Fund
(Formerly known as TIAA-CREF Lifecycle 2025 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2025 Fund returned 13.00% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2025 Fund Composite Index, which returned 13.00%.

•  The Lifecycle 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI All Country World Index ex USA Investable Market Index; 5.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	13.00%	6.83%	6.70%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2025 Fund Composite Index	13.00%	7.19%	7.04%
S&P Target Date 2025 Index	11.97%	6.70%	6.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,915,890,552
Total number of portfolio holdings	21
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$15,748,110

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2025 Fund to Nuveen Lifecycle 2025 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P502_AR_0524 3613713-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2030 Fund
(Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Retirement Class Shares/TCLNX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$54	0.54%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.66% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen International Opportunities Fund Nuveen Core Equity Fund Nuveen Core Bond Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	14.66%	7.55%	6.50%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W417_AR_0524 3613717-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2030 Fund
(Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$29	0.29%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.95% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	14.95%	7.82%	6.76%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315621_AR_0524 3613717-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2030 Fund
(Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Premier Class Shares/TCHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$44	0.44%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.75% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	14.75%	7.64%	6.60%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M384_AR_0524 3613717-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2030 Fund
(Formerly known as TIAA-CREF Lifecycle 2030 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$37	0.37%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2030 Fund returned 14.76% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2030 Fund Composite Index, which returned 14.71%.

•  The Lifecycle 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI All Country World Index ex USA Investable Market Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund and the Nuveen Core Plus Bond Fund.

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Core Bond Fund Nuveen Core Plus Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	14.76%	7.74%	7.38%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2030 Fund Composite Index	14.71%	8.09%	7.76%
S&P Target Date 2030 Index	14.24%	7.77%	7.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,752,803,626
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$18,737,834

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2030 Fund to Nuveen Lifecycle 2030 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P601_AR_0524 3613717-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2035 Fund
(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Retirement Class Shares/TCLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 16.78% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	16.78%	8.55%	7.11%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W391_AR_0524 3613724-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2035 Fund
(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 17.10% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	17.10%	8.82%	7.38%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315613_AR_0524 3613724-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2035 Fund
(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Premier Class Shares/TCYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 16.98% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	16.98%	8.67%	7.22%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	7.61%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M376_AR_0524 3613724-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2035 Fund
(Formerly known as TIAA-CREF Lifecycle 2035 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$38	0.38%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2035 Fund returned 17.03% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2035 Fund Composite Index, which returned 16.74%.

•  The Lifecycle 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI All Country World Index ex USA Investable Market Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   Strong performance of the underlying funds investing in fixed income, led by the Nuveen Core Bond Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Core Bond Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	17.03%	8.73%	8.09%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2035 Fund Composite Index	16.74%	9.09%	8.53%
S&P Target Date 2035 Index	16.73%	8.92%	8.11%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,114,598,782
Total number of portfolio holdings	21
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$20,157,934

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2035 Fund to Nuveen Lifecycle 2035 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P700_AR_0524 3613724-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2040 Fund
(Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Retirement Class Shares/TCLOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$52	0.52%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.27% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	19.27%	9.66%	7.75%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W383_AR_0524 3613732-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2040 Fund
(Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$27	0.27%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.56% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	19.56%	9.92%	8.02%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315597_AR_0524 3613732-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2040 Fund
(Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Premier Class Shares/TCZPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$42	0.42%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.32% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	19.32%	9.77%	7.86%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M368_AR_0524 3613732-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2040 Fund
(Formerly known as TIAA-CREF Lifecycle 2040 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2040 Fund returned 19.49% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2040 Fund Composite Index, which returned 19.14%.

•  The Lifecycle 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI All Country World Index ex USA Investable Market Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	19.49%	9.86%	8.85%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2040 Fund Composite Index	19.14%	10.19%	9.35%
S&P Target Date 2040 Index	18.88%	9.82%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,167,299,226
Total number of portfolio holdings	19
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$24,493,798

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2040 Fund to Nuveen Lifecycle 2040 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P809_AR_0524 3613732-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Managed Allocation Fund
(Formerly known as TIAA-CREF Managed Allocation Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.70% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	15.70%	7.31%	6.18%
Class A at maximum sales charge (Offering Price)	9.02%	6.06%	5.56%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315845_AR_0524 3613936-INV-Y-07/25 (A, R6, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Managed Allocation Fund
(Formerly known as TIAA-CREF Managed Allocation Fund)
Retirement Class Shares/TITRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.60% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024, Year. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.

Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	15.60%	7.30%	6.18%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315829_AR_0524 3613936-INV-Y-07/25 (A, R6, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Managed Allocation Fund
(Formerly known as TIAA-CREF Managed Allocation Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$0	0.00%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Managed Allocation Fund returned 15.97% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024, Year. The Fund outperformed the Managed Allocation Fund Composite Index, which returned 14.39%.

•  The Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	15.97%	7.56%	6.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Managed Allocation Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$881,106,752
Total number of portfolio holdings	14
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Managed Allocation Fund to Nuveen Managed Allocation Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315837_AR_0524 3613936-INV-Y-07/25 (A, R6, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2045 Fund
(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TTFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$27	0.27%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.22% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.22%	10.78%	8.48%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315589_AR_0524 3613738-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2045 Fund
(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Retirement Class Shares/TTFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$52	0.52%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 20.88% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	20.88%	10.51%	8.20%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315522_AR_0524 3613738-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2045 Fund
(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Premier Class Shares/TTFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$42	0.42%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.06% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.06%	10.62%	8.31%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M350_AR_0524 3613738-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2045 Fund
(Formerly known as TIAA-CREF Lifecycle 2045 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TTFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2045 Fund returned 21.04% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2045 Fund Composite Index, which returned 20.71%.

•  The Lifecycle 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI All Country World Index ex USA Investable Market Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.04%	10.72%	9.40%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2045 Fund Composite Index	20.71%	11.05%	9.93%
S&P Target Date 2045 Index	20.26%	10.39%	9.14%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$4,447,242,431
Total number of portfolio holdings	19
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$17,421,709

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2045 Fund to Nuveen Lifecycle 2045 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P882_AR_0524 3613738-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2050 Fund
(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TFTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.99% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.99%	11.03%	8.62%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315571_AR_0524 3613751-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2050 Fund
(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Retirement Class Shares/TLFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.76% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.76%	10.76%	8.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315514_AR_0524 3613751-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2050 Fund
(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Premier Class Shares/TCLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.90% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.90%	10.87%	8.47%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	8.94%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M343_AR_0524 3613751-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2050 Fund
(Formerly known as TIAA-CREF Lifecycle 2050 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TFTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$33	0.33%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2050 Fund returned 21.89% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2050 Fund Composite Index, which returned 21.44%.

•  The Lifecycle 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI All Country World Index ex USA Investable Market Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.89%	10.96%	9.58%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2050 Fund Composite Index	21.44%	11.29%	10.12%
S&P Target Date 2050 Index	21.00%	10.68%	9.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,505,834,075
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$13,606,936

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2050 Fund to Nuveen Lifecycle 2050 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P874_AR_0524 3613751-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class A Shares (Formerly known as Retail Class Shares)/TLRRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.19% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	10.19%	4.93%	4.53%
Class A at maximum sales charge (Offering Price)	3.82%	3.69%	3.91%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.”
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

What did the Fund invest in? (as of May 31, 2024)
(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315498_AR_0524 3613663-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$28	0.28%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.45% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.
Performance Attribution Nuveen Core Bond Fund Nuveen Core Equity Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.45%	5.19%	4.78%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315563_AR_0524 3613663-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Retirement Class Shares/TLIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$53	0.53%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.20% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

1	continued>>

Average Annual Total Returns
How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.20%	4.94%	4.53%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315480_AR_0524 3613663-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Premier Class Shares/TPILX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$43	0.43%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.29% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.29%	5.03%	4.63%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	4.85%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M335_AR_0524 3613663-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Retirement Income Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$36	0.36%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Retirement Income Fund returned 10.36% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Retirement Income Fund Composite Index, which returned 10.40%.

•  The Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Bond Fund and the Nuveen Core Equity Fund.
Performance Attribution Nuveen Real Property Fund LP Nuveen Core Bond Fund Nuveen Core Equity Fund

1	continued>>

Average Annual Total Returns
How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.36%	5.10%	5.23%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Retirement Income Fund Composite Index	10.40%	5.46%	5.40%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$418,700,199
Total number of portfolio holdings	21
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$1,684,797

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Retirement Income Fund to Nuveen Lifecycle Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P106_AR_0524 3613663-INV-Y-07/25

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2010 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.76% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	9.76%	5.23%	4.82%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M830_AR_0524 3613794-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2010 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Premier Class Shares/TLTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.57% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	9.57%	5.07%	4.66%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M723_AR_0524 3613794-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2010 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Retirement Class Shares/TLTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.44% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	9.44%	4.97%	4.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	4.90%
S&P Target Date 2010 Index	9.20%	4.91%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M202_AR_0524 3613794-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2010 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2010 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2010 Fund returned 9.63% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 9.74%.

•  The Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.5% Russell 3000® Index; 12.6% MSCI EAFE + Emerging Markets Index; 13.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	9.63%	5.16%	5.25%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2010 Fund Composite Index	9.74%	5.30%	5.40%
S&P Target Date 2010 Index	9.20%	4.91%	4.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$629,213,431
Total number of portfolio holdings	7
Portfolio turnover (%)	17%
Total advisory fees paid for the year	$1,073,502

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2010 Fund to Nuveen Lifecycle Index 2010 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P833_AR_0524 3613794-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TRILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.43% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.43%	5.36%	4.80%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M731_AR_0524 3613785-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Premier Class Shares/TLIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.20% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1 - 3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.20%	5.21%	4.64%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M624_AR_0524 3613785-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Retirement Class Shares/TRCIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.11% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.11%	5.10%	4.54%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	4.86%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M889_AR_0524 3613785-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index Retirement Income Fund
(Formerly known as TIAA-CREF Lifecycle Index Retirement Income Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index Retirement Income Fund returned 10.27% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 10.39%.

•  The Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.27%	5.25%	5.23%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index Retirement Income Fund Composite Index	10.39%	5.43%	5.39%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$705,007,300
Total number of portfolio holdings	7
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$1,144,176

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index Retirement Income Fund to Nuveen Lifecycle Index Retirement Income Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P841_AR_0524 3613785-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2015 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.75% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	10.75%	5.76%	5.23%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M822_AR_0524 3613801-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2015 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Premier Class Shares/TLFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.57% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	10.57%	5.60%	5.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M715_AR_0524 3613801-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2015 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Retirement Class Shares/TLGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.43% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	10.43%	5.49%	4.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.29%
S&P Target Date 2015 Index	9.99%	5.38%	4.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M301_AR_0524 3613801-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2015 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2015 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLFAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2015 Fund returned 10.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 10.73%.

•  The Lifecycle Index 2015 Fund Composite Index consisted of: 39.8% Bloomberg U.S. Aggregate Bond Index; 26.6% Russell 3000® Index; 14.4% MSCI EAFE + Emerging Markets Index; 9.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	10.57%	5.67%	5.70%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2015 Fund Composite Index	10.73%	5.82%	5.84%
S&P Target Date 2015 Index	9.99%	5.38%	5.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,047,344,707
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$1,780,610

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2015 Fund to Nuveen Lifecycle Index 2015 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P825_AR_0524 3613801-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2020 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.75% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.
Fund Performance Equity & Fixed Income Funds Fees/Other Expenses

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.75%	6.30%	5.66%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M814_AR_0524 3613810-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2020 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Premier Class Shares/TLWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.59% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.59%	6.15%	5.51%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M699_AR_0524 3613810-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2020 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Retirement Class Shares/TLWRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.39% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.39%	6.03%	5.40%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	5.74%
S&P Target Date 2020 Index	11.28%	5.80%	5.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M400_AR_0524 3613810-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2020 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2020 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2020 Fund returned 11.60% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 11.74%.

•  The Lifecycle Index 2020 Fund Composite Index consisted of: 38.8% Bloomberg U.S. Aggregate Bond Index; 29.9% Russell 3000® Index; 16.1% MSCI EAFE + Emerging Markets Index; 7.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.60%	6.19%	6.17%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2020 Fund Composite Index	11.74%	6.36%	6.34%
S&P Target Date 2020 Index	11.28%	5.80%	5.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,083,759,478
Total number of portfolio holdings	7
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$5,079,516

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2020 Fund to Nuveen Lifecycle Index 2020 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P817_AR_0524 3613810-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2025 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.98% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	12.98%	7.09%	6.25%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M798_AR_0524 3613821-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2025 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Premier Class Shares/TLVPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.83% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	12.83%	6.95%	6.09%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M681_AR_0524 3613821-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2025 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Retirement Class Shares/TLQRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.73% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	12.73%	6.83%	5.98%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	6.32%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M509_AR_0524 3613821-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2025 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2025 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2025 Fund returned 12.84% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 12.99%.

•  The Lifecycle Index 2025 Fund Composite Index consisted of: 37.1% Bloomberg U.S. Aggregate Bond Index; 33.6% Russell 3000® Index; 18.1% MSCI EAFE + Emerging Markets Index; 5.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	12.84%	6.99%	6.83%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2025 Fund Composite Index	12.99%	7.15%	7.01%
S&P Target Date 2025 Index	11.97%	6.70%	6.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$5,952,010,421
Total number of portfolio holdings	7
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$9,214,120

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2025 Fund to Nuveen Lifecycle Index 2025 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P791_AR_0524 3613821-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2030 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLHIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.66% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	14.66%	7.98%	6.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M780_AR_0524 3613832-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2030 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Premier Class Shares/TLHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.53% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	14.53%	7.83%	6.72%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M673_AR_0524 3613832-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2030 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Retirement Class Shares/TLHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$ 36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.39% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	14.39%	7.73%	6.62%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	6.95%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M608_AR_0524 3613832-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2030 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2030 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2030 Fund returned 14.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 14.70%.

•  The Lifecycle Index 2030 Fund Composite Index consisted of: 38.8% Russell 3000® Index; 33.1% Bloomberg U.S. Aggregate Bond Index; 20.9% MSCI EAFE + Emerging Markets Index; 3.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	14.57%	7.89%	7.56%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2030 Fund Composite Index	14.70%	8.05%	7.73%
S&P Target Date 2030 Index	14.24%	7.77%	7.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,018,485,284
Total number of portfolio holdings	7
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$11,647,881

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2030 Fund to Nuveen Lifecycle Index 2030 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P783_AR_0524 3613832-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2035 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.68% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	16.68%	8.98%	7.54%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M772_AR_0524 3613843-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2035 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Premier Class Shares/TLYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.49% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	16.49%	8.81%	7.37%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M665_AR_0524 3613843-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2035 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Retirement Class Shares/TLYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.36% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	16.36%	8.71%	7.26%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	7.60%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M707_AR_0524 3613843-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2035 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2035 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2035 Fund returned 16.57% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 16.72%.

•  The Lifecycle Index 2035 Fund Composite Index consisted of: 44.6% Russell 3000® Index; 28.2% Bloomberg U.S. Aggregate Bond Index; 24.0% MSCI EAFE + Emerging Markets Index; 1.6% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.6% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	16.57%	8.87%	8.34%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2035 Fund Composite Index	16.72%	9.04%	8.50%
S&P Target Date 2035 Index	16.73%	8.92%	8.11%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,457,873,052
Total number of portfolio holdings	7
Portfolio turnover (%)	11%
Total advisory fees paid for the year	$11,652,990

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2035 Fund to Nuveen Lifecycle Index 2035 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P775_AR_0524 3613843-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2040 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLZIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 19.02% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	19.02%	10.07%	8.23%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M764_AR_0524 3613851-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2040 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Premier Class Shares/TLPRX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.86% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	18.86%	9.90%	8.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M657_AR_0524 3613851-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2040 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Retirement Class Shares/TLZRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.72% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	18.72%	9.81%	7.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	8.29%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M806_AR_0524 3613851-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2040 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2040 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2040 Fund returned 18.90% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 19.12%.

•  The Lifecycle Index 2040 Fund Composite Index consisted of: 51.8% Russell 3000® Index; 27.9% MSCI EAFE + Emerging Markets Index; and 20.3% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	18.90%	9.97%	9.15%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2040 Fund Composite Index	19.12%	10.14%	9.32%
S&P Target Date 2040 Index	18.88%	9.82%	8.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$8,874,158,019
Total number of portfolio holdings	5
Portfolio turnover (%)	9%
Total advisory fees paid for the year	$11,856,216

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2040 Fund to Nuveen Lifecycle Index 2040 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P767_AR_0524 3613851-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2045 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLXIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.61% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$31,295
$23,052
$23,196
$21,743
$11,329
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
Class R6 Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2045 Fund Composite Index
S&P Target Date 2045 Index

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	20.61%	10.92%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M756_AR_0524 3613858-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2045 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Premier Class Shares/TLMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.44% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$31,295
$23,196
$22,722
$21,743
$11,329
Premier Class Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2045 Fund Composite Index
S&P Target Date 2045 Index

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	20.44%	10.76%	8.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M640_AR_0524 3613858-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2045 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Retirement Class Shares/TLMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.30% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$31,295
$22,485
$23,196
$21,743
$11,329
Retirement Class Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2045 Fund Composite Index
S&P Target Date 2045 Index

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	20.30%	10.65%	8.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	8.78%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M863_AR_0524 3613858-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2045 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2045 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2045 Fund returned 20.46% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 20.69%.

•  The Lifecycle Index 2045 Fund Composite Index consisted of: 56.5% Russell 3000® Index; 30.4% MSCI EAFE + Emerging Markets Index; and 13.1% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$28,190
$21,967
$22,281
$21,017
$11,029
Class I Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2045 Fund Composite Index
S&P Target Date 2045 Index

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	20.46%	10.82%	9.71%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2045 Fund Composite Index	20.69%	10.99%	9.90%
S&P Target Date 2045 Index	20.26%	10.39%	9.14%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$7,419,395,769
Total number of portfolio holdings	5
Portfolio turnover (%)	8%
Total advisory fees paid for the year	$9,615,348

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2045 Fund to Nuveen Lifecycle Index 2045 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P759_AR_0524 3613858-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2050 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.34% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$31,295
$23,398
$23,531
$22,150
$11,329
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
Class R6 Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2050 Fund Composite Index
S&P Target Date 2050 Index

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.34%	11.18%	8.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M749_AR_0524 3613869-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2050 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Premier Class Shares/TLLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.13% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$31,295
$23,054
$23,531
$22,150
$11,329
Premier Class Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2050 Fund Composite Index
S&P Target Date 2050 Index

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.13%	11.02%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M632_AR_0524 3613869-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2050 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Retirement Class Shares/TLLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.01% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
5/14
5/15
5/16
5/17
5/18
5/19
5/20
5/21
5/22
5/23
5/24
$31,295
$22,814
$23,531
$22,150
$11,329
Retirement Class Shares (NAV)
Russell 3000® Index
Bloomberg U.S. Aggregate Bond Index
Lifecycle Index 2050 Fund Composite Index
S&P Target Date 2050 Index

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.01%	10.90%	8.60%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	8.93%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M871_AR_0524 3613869-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2050 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2050 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2050 Fund returned 21.23% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 21.42%.

•  The Lifecycle Index 2050 Fund Composite Index consisted of: 58.7% Russell 3000® Index; 31.6% MSCI EAFE + Emerging Markets Index; and 9.7% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.23%	11.08%	9.91%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2050 Fund Composite Index	21.42%	11.24%	10.08%
S&P Target Date 2050 Index	21.00%	10.68%	9.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$6,264,949,959
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$8,068,565

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2050 Fund to Nuveen Lifecycle Index 2050 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P742_AR_0524 3613869-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2055 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Retirement Class Shares/TTIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.32% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	21.32%	11.04%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M152_AR_0524 3613876-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2055 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TTIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.61% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	21.61%	11.32%	8.97%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M178_AR_0524 3613876-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2055 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Premier Class Shares/TTIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.47% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	21.47%	11.17%	8.81%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	9.04%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M160_AR_0524 3613876-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2055 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2055 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TTIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2055 Fund returned 21.49% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 21.71%.

•  The Lifecycle Index 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI EAFE + Emerging Markets Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.49%	11.21%	10.05%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2055 Fund Composite Index	21.71%	11.39%	10.21%
S&P Target Date 2055 Index	21.05%	10.75%	9.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$3,748,381,346
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$4,710,433

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2055 Fund to Nuveen Lifecycle Index 2055 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P734_AR_0524 3613876-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2055 Fund
(Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Retirement Class Shares/TTRLX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.02% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	22.02%	10.88%	8.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M194_AR_0524 3613759-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2055 Fund
(Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TTRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.26% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	22.26%	11.15%	8.71%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M210_AR_0524 3613759-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2055 Fund
(Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Premier Class Shares/TTRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.02% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	22.02%	10.97%	8.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	9.05%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M186_AR_0524 3613759-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2055 Fund
(Formerly known as TIAA-CREF Lifecycle 2055 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TTRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$34	0.34%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2055 Fund returned 22.11% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2055 Fund Composite Index, which returned 21.73%.

•  The Lifecycle 2055 Fund Composite Index consisted of: 59.5% Russell 3000® Index; 32.0% MSCI All Country World Index ex USA Investable Market Index; and 8.5% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	22.11%	11.10%	9.69%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2055 Fund Composite Index	21.73%	11.44%	10.25%
S&P Target Date 2055 Index	21.05%	10.75%	9.45%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$1,766,248,561
Total number of portfolio holdings	19
Portfolio turnover (%)	16%
Total advisory fees paid for the year	$6,690,466

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2055 Fund to Nuveen Lifecycle 2055 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P866_AR_0524 3613759-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Aggressive Growth Fund
(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSAIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.58% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	24.58%	11.95%	9.10%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R748_AR_0524 3613927-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Aggressive Growth Fund
(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Premier Class Shares/TSAPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.39% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	24.39%	11.78%	8.94%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R730_AR_0524 3613927-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Aggressive Growth Fund
(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSALX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$39	0.39%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.30% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund

Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	24.30%	11.64%	8.77%
Class A at maximum sales charge (Offering Price)	17.15%	10.32%	8.13%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R755_AR_0524 3613927-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Aggressive Growth Fund
(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Retirement Class Shares/TSARX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.29% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	24.29%	11.68%	8.83%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	9.59%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	7.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R722_AR_0524 3613927-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Aggressive Growth Fund
(Formerly known as TIAA-CREF Lifestyle Aggressive Growth Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSAHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Aggressive Growth Fund returned 24.55% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 23.72%.

•  The Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and the Nuveen Growth Opportunities ETF.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	24.55%	11.85%	10.04%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Aggressive Growth Fund Composite Index	23.72%	12.39%	10.89%
Morningstar Aggressive Target Risk Index	20.28%	10.05%	9.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$247,850,700
Total number of portfolio holdings	13
Portfolio turnover (%)	12%
Total advisory fees paid for the year	$228,825

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Aggressive Growth Fund to Nuveen Lifestyle Aggressive Growth Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R227_AR_0524 3613927-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Conservative Fund
(Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCSIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.96% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	11.96%	5.49%	4.87%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R870_AR_0524 3613906-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Conservative Fund
(Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Premier Class Shares/TLSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.69% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	11.69%	5.31%	4.70%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R862_AR_0524 3613906-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Conservative Fund
(Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSCLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$37	0.37%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.58% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	11.58%	5.20%	4.58%
Class A at maximum sales charge (Offering Price)	5.17%	3.96%	3.96%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R888_AR_0524 3613906-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Conservative Fund
(Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Retirement Class Shares/TSCTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.60% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	11.60%	5.22%	4.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	4.78%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	4.31%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R854_AR_0524 3613906-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Conservative Fund
(Formerly known as TIAA-CREF Lifestyle Conservative Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$20	0.20%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Conservative Fund returned 11.75% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Conservative Fund Composite Index, which returned 10.51%.

•  The Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	11.75%	5.37%	5.25%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Conservative Fund Composite Index	10.51%	5.32%	5.28%
Morningstar Moderately Conservative Target Risk Index	9.44%	4.64%	5.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$309,299,326
Total number of portfolio holdings	16
Portfolio turnover (%)	13%
Total advisory fees paid for the year	$307,011

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Conservative Fund to Nuveen Lifestyle Conservative Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R250_AR_0524 3613906-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Growth Fund
(Formerly known as TIAA-CREF Lifestyle Growth Fund)
Premier Class Shares/TSGPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$18	0.18%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.09% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	20.09%	9.61%	7.59%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R771_AR_0524 3613923-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Growth Fund
(Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSGLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$31	0.31%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 19.91% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	19.91%	9.44%	7.44%
Class A at maximum sales charge (Offering Price)	13.01%	8.15%	6.81%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.”
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R797_AR_0524 3613923-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Growth Fund
(Formerly known as TIAA-CREF Lifestyle Growth Fund)
Retirement Class Shares/TSGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$28	0.28%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 19.90% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	19.90%	9.47%	7.47%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R763_AR_0524 3613923-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Growth Fund
(Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSGGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$3	0.03%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.24% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	20.24%	9.75%	7.74%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	8.04%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	6.99%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R789_AR_0524 3613923-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Growth Fund
(Formerly known as TIAA-CREF Lifestyle Growth Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSGHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$13	0.13%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Growth Fund returned 20.15% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Growth Fund Composite Index, which returned 18.99%.

•  The Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund and Nuveen Growth Opportunities ETF.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	20.15%	9.64%	8.48%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Growth Fund Composite Index	18.99%	9.98%	9.06%
Morningstar Moderately Aggressive Target Risk Index	17.14%	8.55%	8.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$306,250,622
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$288,025

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Growth Fund to Nuveen Lifestyle Growth Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R235_AR_0524 3613923-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Income Fund
(Formerly known as TIAA-CREF Lifestyle Income Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$10	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.91% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	7.91%	3.38%	3.33%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R607_AR_0524 3613895-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Income Fund
(Formerly known as TIAA-CREF Lifestyle Income Fund)
Premier Class Shares/TSIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$25	0.25%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.76% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	7.76%	3.24%	3.17%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R706_AR_0524 3613895-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Income Fund
(Formerly known as TIAA-CREF Lifestyle Income Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$38	0.38%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
•  The Nuveen Lifestyle Income Fund returned 7.61% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	7.61%	3.09%	3.04%
Class A at maximum sales charge (Offering Price)	1.45%	1.88%	2.43%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R508_AR_0524 3613895-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Income Fund
(Formerly known as TIAA-CREF Lifestyle Income Fund)
Retirement Class Shares/TLSRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$35	0.35%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.65% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	7.65%	3.14%	3.06%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.07%
Morningstar Conservative Target Risk Index	5.26%	2.12%	2.51%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R805_AR_0524 3613895-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Income Fund
(Formerly known as TIAA-CREF Lifestyle Income Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$19	0.19%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Income Fund returned 7.85% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Income Fund Composite Index, which returned 6.67%.

•  The Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in fixed income and U.S. equities, led by the Nuveen Core Plus Bond Fund and the Nuveen Core Equity Fund.

»   A position in the Nuveen Short Term Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Plus Bond Fund Nuveen Core Equity Fund Nuveen Short Term Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	7.85%	3.33%	3.59%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Income Fund Composite Index	6.67%	3.05%	3.34%
Morningstar Conservative Target Risk Index	5.26%	2.12%	3.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$74,920,788
Total number of portfolio holdings	15
Portfolio turnover (%)	19%
Total advisory fees paid for the year	$76,937

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Income Fund to Nuveen Lifestyle Income Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R268_AR_0524 3613895-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Moderate Fund
(Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSIMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$9	0.09%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.90% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class R6 Shares at NAV	15.90%	7.53%	6.37%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R839_AR_0524 3613915-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Moderate Fund
(Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Premier Class Shares/TSMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$24	0.24%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.68% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Premier Class Shares at NAV	15.68%	7.36%	6.20%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R821_AR_0524 3613915-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Moderate Fund
(Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSMLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$36	0.36%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.55% for Class A shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Class A Shares at NAV (excluding maximum sales charge)	15.55%	7.24%	6.07%
Class A at maximum sales charge (Offering Price)	8.90%	5.98%	5.44%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts, as set forth in the Fund’s prospectus. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R847_AR_0524 3613915-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Moderate Fund
(Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Retirement Class Shares/TSMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$34	0.34%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.56% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	10 years
Retirement Class Shares at NAV	15.56%	7.26%	6.10%
Russell 3000® Index	27.58%	15.00%	12.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	6.43%
Morningstar Moderate Target Risk Index	13.09%	6.54%	5.63%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R813_AR_0524 3613915-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifestyle Moderate Fund
(Formerly known as TIAA-CREF Lifestyle Moderate Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$18	0.18%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifestyle Moderate Fund returned 15.72% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifestyle Moderate Fund Composite Index, which returned 14.39%.

•  The Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

•  Top contributors to relative performance

»   Strong overall performance of the underlying funds investing in U.S. equities, led by the Nuveen Core Equity Fund.

»   An allocation to the Nuveen Core Plus Bond Fund.

•  Top detractors from relative performance

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution U.S. Equities Nuveen Core Plus Bond Fund Nuveen International Opportunities Fund

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	15.72%	7.42%	6.91%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifestyle Moderate Fund Composite Index	14.39%	7.51%	7.16%
Morningstar Moderate Target Risk Index	13.09%	6.54%	6.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$562,960,415
Total number of portfolio holdings	14
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$538,127

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifestyle Moderate Fund to Nuveen Lifestyle Moderate Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R243_AR_0524 3613915-INV-Y-07/25 (A, I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2060 Fund
(Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TLXNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.51% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class R6 Shares at NAV	22.51%	11.30%	9.03%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R573_AR_0524 3613765-INV-Y-07/25 (I, R6, Premier, Retirement

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2060 Fund
(Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Premier Class Shares/TLXPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$41	0.41%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.33% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Premier Class Shares at NAV	22.33%	11.13%	8.87%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R524_AR_0524 3613765-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2060 Fund
(Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Retirement Class Shares/TLXRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$51	0.51%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.17% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Retirement Class Shares at NAV	22.17%	11.01%	8.76%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R532_AR_0524 3613765-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2060 Fund
(Formerly known as TIAA-CREF Lifecycle 2060 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TLXHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$35	0.35%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2060 Fund returned 22.46% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2060 Fund Composite Index, which returned 22.03%.

•  The Lifecycle 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI All Country World Index ex USA Investable Market Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	22.46%	11.22%	9.78%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle 2060 Fund Composite Index	22.03%	11.59%	10.38%
S&P Target Date 2060 Index	21.09%	10.78%	9.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$734,710,348
Total number of portfolio holdings	19
Portfolio turnover (%)	15%
Total advisory fees paid for the year	$2,615,957

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2060 Fund to Nuveen Lifecycle 2060 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P858_AR_0524 3613765-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2060 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Retirement Class Shares/TVITX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.62% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Retirement Class Shares at NAV	21.62%	11.19%	9.01%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R557_AR_0524 3613882-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2060 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TVIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.91% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class R6 Shares at NAV	21.91%	11.48%	9.27%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R565_AR_0524 3613882-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2060 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Premier Class Shares/TVIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.74% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 26, 2014 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Premier Class Shares at NAV	21.74%	11.31%	9.11%
Russell 3000® Index	27.58%	15.00%	12.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.28%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	9.34%
S&P Target Date 2060 Index	21.09%	10.78%	8.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R540_AR_0524 3613882-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2060 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2060 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TVIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$21	0.21%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2060 Fund returned 21.83% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 22.01%.

•  The Lifecycle Index 2060 Fund Composite Index consisted of: 60.3% Russell 3000® Index; 32.5% MSCI EAFE + Emerging Markets Index; and 7.2% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	5 years	Since Inception
Class I Shares at NAV	21.83%	11.36%	10.18%
Russell 3000® Index	27.58%	15.00%	12.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.16%
Lifecycle Index 2060 Fund Composite Index	22.01%	11.54%	10.34%
S&P Target Date 2060 Index	21.09%	10.78%	9.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$2,078,107,035
Total number of portfolio holdings	5
Portfolio turnover (%)	7%
Total advisory fees paid for the year	$2,518,111

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2060 Fund to Nuveen Lifecycle Index 2060 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P726_AR_0524 3613882-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2065 Fund
(Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Premier Class Shares/TSFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$40	0.40%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.58% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Premier Class Shares at NAV	22.58%	10.45%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N750_AR_0524 3613772-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2065 Fund
(Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$26	0.26%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.77% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Class I Shares at NAV	22.77%	10.49%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N776_AR_0524 3613772-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2065 Fund
(Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSFTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$25	0.25%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.85% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund outperformed the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Class R6 Shares at NAV	22.85%	10.69%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N768_AR_0524 3613772-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle 2065 Fund
(Formerly known as TIAA-CREF Lifecycle 2065 Fund)
Retirement Class Shares/TSFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$50	0.50%
(1) These costs include the expenses of underlying funds in which the Fund invests except for the expenses of the Nuveen Dividend Growth Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF and TIAA-CREF Real Property Fund.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle 2065 Fund returned 22.46% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle 2065 Fund Composite Index, which returned 22.32%.

•  The Lifecycle 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI All Country World Index ex USA Investable Market Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top contributors to relative performance

»   Strong overall performance among underlying funds investing in U.S. equities.

»   Positions in the Nuveen Core Equity Fund, Nuveen Growth Opportunities ETF and the Nuveen Large Cap Value Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Real Property Fund LP.

»   A position in the Nuveen International Opportunities Fund.
Performance Attribution Nuveen Core Equity Fund Nuveen Growth Opportunities ETF Nuveen Large Cap Value Fund Nuveen Real Property Fund LP

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Retirement Class Shares at NAV	22.46%	10.47%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle 2065 Fund Composite Index	22.32%	10.96%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$90,936,844
Total number of portfolio holdings	19
Portfolio turnover (%)	34%
Total advisory fees paid for the year	$269,137

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle 2065 Fund to Nuveen Lifecycle 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N743_AR_0524 3613772-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2065 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Premier Class Shares/TFIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Premier Class Shares	$26	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.03% for Premier Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Premier Class Shares at NAV	22.03%	10.73%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N719_AR_0524 3613889-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2065 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Retirement Class Shares/TFIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Retirement Class Shares	$36	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 21.93% for Retirement Class shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Retirement Class Shares at NAV	21.93%	10.53%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N693_AR_0524 3613889-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2065 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TFIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$19	0.19%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.08% for Class I shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund.

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Class I Shares at NAV	22.08%	10.79%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N735_AR_0524 3613889-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Annual Shareholder Report May 31, 2024

Nuveen Lifecycle Index 2065 Fund
(Formerly known as TIAA-CREF Lifecycle Index 2065 Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TFITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$11	0.11%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Lifecycle Index 2065 Fund returned 22.12% for Class R6 shares at net asset value (NAV) for the 12 months ended May 31, 2024. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 22.31%.

•  The Lifecycle Index 2065 Fund Composite Index consisted of: 61.1% Russell 3000® Index; 32.9% MSCI EAFE + Emerging Markets Index; and 6.0% Bloomberg U.S. Aggregate Bond Index.

•  Top detractors from absolute performance

»   Management fees and other expenses incurred by the Fund .

•  Top contributors to absolute performance

»   Underlying equity and fixed income funds advanced for the period. Equity funds, led by the Nuveen Equity Index Fund, recorded the largest gains and contributed most.
Fund Performance Fees/Other Expenses Equity & Fixed Income Funds

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1 year	Since Inception
Class R6 Shares at NAV	22.12%	10.86%
Russell 3000® Index	27.58%	13.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(2.98)%
Lifecycle Index 2065 Fund Composite Index	22.31%	10.89%
S&P Target Date 2065+ Index	21.48%	11.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2024)

Fund net assets	$339,024,079
Total number of portfolio holdings	5
Portfolio turnover (%)	14%
Total advisory fees paid for the year	$334,084

What did the Fund invest in? (as of May 31, 2024)

(1) Affiliated investment companies, except for repurchase agreements.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Lifecycle Index 2065 Fund to Nuveen Lifecycle Index 2065 Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N727_AR_0524 3613889-INV-Y-07/25 (I, R6, Premier, Retirement)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended May 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended May 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the May 31, 2023 Form N-CSR.

(a)	Audit Fees.

For the fiscal years ended May 31, 2024 and May 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $478,208 and $475,805, respectively.

(b)	Audit Related Fees.

For the fiscal years ended May 31, 2024 and May 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $3,832, respectively.

For the fiscal years ended May 31, 2024 and May 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

(c)	Tax Fees.

For the fiscal years ended May 31, 2024 and May 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended May 31, 2024 and May 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal years ended May 31, 2024 and May 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended May 31, 2024 and May 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1)	Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2024 and May 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)	Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2024 and May 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $756,059 and $1,402,275, respectively.

(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
4
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Retirement Income Fund, Nuveen Lifecycle 2010 Fund, Nuveen
Lifecycle 2015 Fund, Nuveen Lifecycle 2020 Fund, Nuveen Lifecycle 2025 Fund, Nuveen Lifecycle 2030 Fund, Nuveen Lifecycle 2035 Fund, Nuveen
Lifecycle 2040 Fund, Nuveen Lifecycle 2045 Fund, Nuveen Lifecycle 2050 Fund, Nuveen Lifecycle 2055 Fund, Nuveen Lifecycle 2060 Fund and
Nuveen Lifecycle 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifecycle Retirement
Income Fund, Nuveen Lifecycle 2010 Fund, Nuveen Lifecycle 2015 Fund, Nuveen Lifecycle 2020 Fund, Nuveen Lifecycle 2025 Fund, Nuveen Lifecycle
2030 Fund, Nuveen Lifecycle 2035 Fund, Nuveen Lifecycle 2040 Fund, Nuveen Lifecycle 2045 Fund, Nuveen Lifecycle 2050 Fund, Nuveen Lifecycle
2055 Fund, Nuveen Lifecycle 2060 Fund and Nuveen Lifecycle 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2024 and each of the financial highlights for each of the periods indicated
therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments
Lifecycle Retirement Income Fund May 31, 2024
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
1,878,985 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/02/24; cost $19,781,848) $ 19,278,385
TOTAL DIRECT REAL ESTATE 19,278,385
FIXED INCOME—40.0%
9,807,765
Nuveen Core Bond Fund, Class W 87,975,648
6,052,765
Nuveen Core Plus Bond Fund, Class W 54,474,884
933,459
Nuveen Emerging Markets Debt Fund, Class W 7,897,064
966,136
Nuveen High Yield Fund, Class W 8,337,757
1,035,764
Nuveen International Bond Fund, Class W 8,741,851
TOTAL FIXED INCOME 167,427,204
INFLATION-PROTECTED ASSETS—10.0%
3,975,530
Nuveen Inflation Linked Bond Fund, Class W 41,862,326
TOTAL INFLATION-PROTECTED ASSETS 41,862,326
INTERNATIONAL EQUITY—12.4%
1,077,587
Nuveen Emerging Markets Equity Fund, Class W 8,696,125
1,574,127
Nuveen International Equity Fund, Class W 22,525,752
866,278
Nuveen International Opportunities Fund, Class W 13,392,653
659,604
Nuveen Quant International Small Cap Equity Fund, Class W 7,308,415
TOTAL INTERNATIONAL EQUITY 51,922,945
SHORT-TERM FIXED INCOME—9.9%
4,184,548
Nuveen Short Term Bond Fund, Class W 41,678,096
TOTAL SHORT-TERM FIXED INCOME 41,678,096
U.S. EQUITY—23.0%
933,621
Nuveen Core Equity Fund, Class W 14,125,691
239,942
Nuveen Dividend Growth Fund, Class R6 14,221,385
884,409
Nuveen Dividend Value Fund, Class R6 13,584,517
566,027
Nuveen Growth Opportunities ETF 16,777,040
641,657
Nuveen Large Cap Growth Fund, Class W 16,843,484
625,800
Nuveen Large Cap Value Fund, Class W 13,642,436
172,933
Nuveen Quant Small Cap Equity Fund, Class W 3,237,313
255,286
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,847,166
TOTAL U.S. EQUITY 96,279,032
TOTAL AFFILIATED INVESTMENT COMPANIES 418,447,988
(Cost $389,451,750)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$169,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 169,000
TOTAL REPURCHASE AGREEMENT 169,000
TOTAL SHORT-TERM INVESTMENTS 169,000
(Cost $169,000)
TOTAL INVESTMENTS—100.0% 418,616,988
(Cost $389,620,750)
OTHER ASSETS & LIABILITIES, NET—0.0% 83,211
NET ASSETS—100.0% $ 418,700,199

Lifecycle Retirement Income Fund May 31, 2024
6
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $169,075 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $172,473.

Portfolio of Investments
Lifecycle 2010 Fund May 31, 2024
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—2.8%
2,224,764 (b)
TIAA-CREF Real Property Fund LP (purchased 7/01/16-5/24/24; cost $22,712,741) $ 22,826,075
TOTAL DIRECT REAL ESTATE 22,826,075
FIXED INCOME—39.8%
18,747,470
Nuveen Core Bond Fund, Class W 168,164,809
11,573,578
Nuveen Core Plus Bond Fund, Class W 104,162,201
1,786,977
Nuveen Emerging Markets Debt Fund, Class W 15,117,825
1,847,691
Nuveen High Yield Fund, Class W 15,945,572
1,974,097
Nuveen International Bond Fund, Class W 16,661,376
TOTAL FIXED INCOME 320,051,783
INFLATION-PROTECTED ASSETS—9.9%
7,590,756
Nuveen Inflation Linked Bond Fund, Class W 79,930,661
TOTAL INFLATION-PROTECTED ASSETS 79,930,661
INTERNATIONAL EQUITY—11.8%
1,934,384
Nuveen Emerging Markets Equity Fund, Class W 15,610,476
2,878,584
Nuveen International Equity Fund, Class W 41,192,533
1,576,376
Nuveen International Opportunities Fund, Class W 24,370,778
1,198,986
Nuveen Quant International Small Cap Equity Fund, Class W 13,284,767
TOTAL INTERNATIONAL EQUITY 94,458,554
SHORT-TERM FIXED INCOME—13.7%
11,087,591
Nuveen Short Term Bond Fund, Class W 110,432,411
TOTAL SHORT-TERM FIXED INCOME 110,432,411
U.S. EQUITY—21.8%
1,707,200
Nuveen Core Equity Fund, Class W 25,829,931
435,525
Nuveen Dividend Growth Fund, Class R6 25,813,585
1,619,881
Nuveen Dividend Value Fund, Class R6 24,881,373
1,035,093
Nuveen Growth Opportunities ETF 30,680,157
1,170,971
Nuveen Large Cap Growth Fund, Class W 30,737,977
1,145,851
Nuveen Large Cap Value Fund, Class W 24,979,543
311,514
Nuveen Quant Small Cap Equity Fund, Class W 5,831,537
460,759
Nuveen Quant Small/Mid Cap Equity Fund, Class W 6,943,641
TOTAL U.S. EQUITY 175,697,744
TOTAL AFFILIATED INVESTMENT COMPANIES 803,397,228
(Cost $735,551,840)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$572,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 572,000
TOTAL REPURCHASE AGREEMENT 572,000
TOTAL SHORT-TERM INVESTMENTS 572,000
(Cost $572,000)
TOTAL INVESTMENTS—99.9% 803,969,228
(Cost $736,123,840)
OTHER ASSETS & LIABILITIES, NET—0.1% 497,128
NET ASSETS—100.0% $ 804,466,356

Lifecycle 2010 Fund May 31, 2024
8
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $572,254 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $583,524.

Portfolio of Investments
Lifecycle 2015 Fund May 31, 2024
9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
5,195,814 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-5/24/24; cost $54,334,692) $ 53,309,054
TOTAL DIRECT REAL ESTATE 53,309,054
FIXED INCOME—39.5%
26,813,015
Nuveen Core Bond Fund, Class W 240,512,746
16,551,569
Nuveen Core Plus Bond Fund, Class W 148,964,120
2,557,368
Nuveen Emerging Markets Debt Fund, Class W 21,635,333
2,642,360
Nuveen High Yield Fund, Class W 22,803,563
2,823,271
Nuveen International Bond Fund, Class W 23,828,405
TOTAL FIXED INCOME 457,744,167
INFLATION-PROTECTED ASSETS—9.5%
10,426,761
Nuveen Inflation Linked Bond Fund, Class W 109,793,793
TOTAL INFLATION-PROTECTED ASSETS 109,793,793
INTERNATIONAL EQUITY—12.9%
3,075,922
Nuveen Emerging Markets Equity Fund, Class W 24,822,688
4,543,102
Nuveen International Equity Fund, Class W 65,011,796
2,488,842
Nuveen International Opportunities Fund, Class W 38,477,503
1,884,093
Nuveen Quant International Small Cap Equity Fund, Class W 20,875,745
TOTAL INTERNATIONAL EQUITY 149,187,732
SHORT-TERM FIXED INCOME—9.4%
10,980,350
Nuveen Short Term Bond Fund, Class W 109,364,287
TOTAL SHORT-TERM FIXED INCOME 109,364,287
U.S. EQUITY—24.0%
2,699,556
Nuveen Core Equity Fund, Class W 40,844,281
689,913
Nuveen Dividend Growth Fund, Class R6 40,891,151
2,555,320
Nuveen Dividend Value Fund, Class R6 39,249,713
1,633,991
Nuveen Growth Opportunities ETF 48,431,493
1,846,758
Nuveen Large Cap Growth Fund, Class W 48,477,397
1,807,930
Nuveen Large Cap Value Fund, Class W 39,412,880
500,458
Nuveen Quant Small Cap Equity Fund, Class W 9,368,576
738,749
Nuveen Quant Small/Mid Cap Equity Fund, Class W 11,132,953
TOTAL U.S. EQUITY 277,808,444
TOTAL AFFILIATED INVESTMENT COMPANIES 1,157,207,477
(Cost $1,102,286,722)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$77,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 77,000
TOTAL REPURCHASE AGREEMENT 77,000
TOTAL SHORT-TERM INVESTMENTS 77,000
(Cost $77,000)
TOTAL INVESTMENTS—99.9% 1,157,284,477
(Cost $1,102,363,722)
OTHER ASSETS & LIABILITIES, NET—0.1% 831,304
NET ASSETS—100.0% $ 1,158,115,781

Lifecycle 2015 Fund May 31, 2024
10
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $77,034 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $78,555.

Portfolio of Investments
Lifecycle 2020 Fund May 31, 2024
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
11,278,362 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-5/02/24; cost $118,304,459) $ 115,715,998
TOTAL DIRECT REAL ESTATE 115,715,998
FIXED INCOME—38.5%
56,784,940
Nuveen Core Bond Fund, Class W 509,360,911
35,046,918
Nuveen Core Plus Bond Fund, Class W 315,422,259
5,417,458
Nuveen Emerging Markets Debt Fund, Class W 45,831,691
5,596,105
Nuveen High Yield Fund, Class W 48,294,386
5,978,925
Nuveen International Bond Fund, Class W 50,462,130
TOTAL FIXED INCOME 969,371,377
INFLATION-PROTECTED ASSETS—7.5%
17,909,224
Nuveen Inflation Linked Bond Fund, Class W 188,584,130
TOTAL INFLATION-PROTECTED ASSETS 188,584,130
INTERNATIONAL EQUITY—14.6%
7,565,761
Nuveen Emerging Markets Equity Fund, Class W 61,055,693
11,209,300
Nuveen International Equity Fund, Class W 160,405,078
6,102,662
Nuveen International Opportunities Fund, Class W 94,347,148
4,675,553
Nuveen Quant International Small Cap Equity Fund, Class W 51,805,126
TOTAL INTERNATIONAL EQUITY 367,613,045
SHORT-TERM FIXED INCOME—7.5%
18,840,305
Nuveen Short Term Bond Fund, Class W 187,649,437
TOTAL SHORT-TERM FIXED INCOME 187,649,437
U.S. EQUITY—27.2%
6,657,626
Nuveen Core Equity Fund, Class W 100,729,883
1,699,133
Nuveen Dividend Growth Fund, Class R6 100,707,619
6,317,009
Nuveen Dividend Value Fund, Class R6 97,029,263
4,046,911
Nuveen Growth Opportunities ETF 119,950,442
4,505,003
Nuveen Large Cap Growth Fund, Class W 118,256,330
4,450,713
Nuveen Large Cap Value Fund, Class W 97,025,535
1,215,055
Nuveen Quant Small Cap Equity Fund, Class W 22,745,821
1,795,195
Nuveen Quant Small/Mid Cap Equity Fund, Class W 27,053,595
TOTAL U.S. EQUITY 683,498,488
TOTAL AFFILIATED INVESTMENT COMPANIES 2,512,432,475
(Cost $2,348,912,744)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$361,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 361,000
TOTAL REPURCHASE AGREEMENT 361,000
TOTAL SHORT-TERM INVESTMENTS 361,000
(Cost $361,000)
TOTAL INVESTMENTS—99.9% 2,512,793,475
(Cost $2,349,273,744)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,820,084
NET ASSETS—100.0% $ 2,514,613,559

Lifecycle 2020 Fund May 31, 2024
12
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $361,160 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $368,276.

Portfolio of Investments
Lifecycle 2025 Fund May 31, 2024
13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
17,551,699 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/02/24; cost $186,005,215) $ 180,080,434
TOTAL DIRECT REAL ESTATE 180,080,434
FIXED INCOME—36.6%
84,099,005
Nuveen Core Bond Fund, Class W 754,368,071
51,910,934
Nuveen Core Plus Bond Fund, Class W 467,198,403
8,021,804
Nuveen Emerging Markets Debt Fund, Class W 67,864,459
8,288,479
Nuveen High Yield Fund, Class W 71,529,572
8,858,731
Nuveen International Bond Fund, Class W 74,767,692
TOTAL FIXED INCOME 1,435,728,197
INFLATION-PROTECTED ASSETS—5.5%
20,496,673
Nuveen Inflation Linked Bond Fund, Class W 215,829,969
TOTAL INFLATION-PROTECTED ASSETS 215,829,969
INTERNATIONAL EQUITY—16.7%
13,402,944
Nuveen Emerging Markets Equity Fund, Class W 108,161,757
19,913,156
Nuveen International Equity Fund, Class W 284,957,264
10,835,685
Nuveen International Opportunities Fund, Class W 167,519,697
8,308,151
Nuveen Quant International Small Cap Equity Fund, Class W 92,054,309
TOTAL INTERNATIONAL EQUITY 652,693,027
SHORT-TERM FIXED INCOME—5.5%
21,562,703
Nuveen Short Term Bond Fund, Class W 214,764,525
TOTAL SHORT-TERM FIXED INCOME 214,764,525
U.S. EQUITY—30.9%
11,823,211
Nuveen Core Equity Fund, Class W 178,885,188
3,016,660
Nuveen Dividend Growth Fund, Class R6 178,797,426
11,212,587
Nuveen Dividend Value Fund, Class R6 172,225,331
7,172,179
Nuveen Growth Opportunities ETF 212,583,386
8,001,766
Nuveen Large Cap Growth Fund, Class W 210,046,370
7,832,256
Nuveen Large Cap Value Fund, Class W 170,743,171
2,157,971
Nuveen Quant Small Cap Equity Fund, Class W 40,397,214
3,187,971
Nuveen Quant Small/Mid Cap Equity Fund, Class W 48,042,729
TOTAL U.S. EQUITY 1,211,720,815
TOTAL AFFILIATED INVESTMENT COMPANIES 3,910,816,967
(Cost $3,578,063,644)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,619,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 2,619,000
TOTAL REPURCHASE AGREEMENT 2,619,000
TOTAL SHORT-TERM INVESTMENTS 2,619,000
(Cost $2,619,000)
TOTAL INVESTMENTS—99.9% 3,913,435,967
(Cost $3,580,682,644)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,454,585
NET ASSETS—100.0% $ 3,915,890,552

Lifecycle 2025 Fund May 31, 2024
14
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $2,620,161 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $2,671,448.

Portfolio of Investments
Lifecycle 2030 Fund May 31, 2024
15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
21,297,184 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/02/24; cost $227,871,007) $ 218,509,112
TOTAL DIRECT REAL ESTATE 218,509,112
FIXED INCOME—31.7%
88,331,242
Nuveen Core Bond Fund, Class W 792,331,236
54,522,540
Nuveen Core Plus Bond Fund, Class W 490,702,863
8,421,769
Nuveen Emerging Markets Debt Fund, Class W 71,248,168
8,704,927
Nuveen High Yield Fund, Class W 75,123,517
9,300,465
Nuveen International Bond Fund, Class W 78,495,925
TOTAL FIXED INCOME 1,507,901,709
INFLATION-PROTECTED ASSETS—3.5%
15,894,525
Nuveen Inflation Linked Bond Fund, Class W 167,369,351
TOTAL INFLATION-PROTECTED ASSETS 167,369,351
INTERNATIONAL EQUITY—19.8%
19,304,211
Nuveen Emerging Markets Equity Fund, Class W 155,784,982
28,683,518
Nuveen International Equity Fund, Class W 410,461,145
15,645,835
Nuveen International Opportunities Fund, Class W 241,884,610
11,954,072
Nuveen Quant International Small Cap Equity Fund, Class W 132,451,116
TOTAL INTERNATIONAL EQUITY 940,581,853
SHORT-TERM FIXED INCOME—3.5%
16,720,151
Nuveen Short Term Bond Fund, Class W 166,532,708
TOTAL SHORT-TERM FIXED INCOME 166,532,708
U.S. EQUITY—36.7%
17,022,764
Nuveen Core Equity Fund, Class W 257,554,423
4,343,935
Nuveen Dividend Growth Fund, Class R6 257,465,020
16,140,092
Nuveen Dividend Value Fund, Class R6 247,911,817
10,323,921
Nuveen Growth Opportunities ETF 306,001,018
11,543,372
Nuveen Large Cap Growth Fund, Class W 303,013,517
11,309,744
Nuveen Large Cap Value Fund, Class W 246,552,419
3,113,041
Nuveen Quant Small Cap Equity Fund, Class W 58,276,119
4,599,154
Nuveen Quant Small/Mid Cap Equity Fund, Class W 69,309,247
TOTAL U.S. EQUITY 1,746,083,580
TOTAL AFFILIATED INVESTMENT COMPANIES 4,746,978,313
(Cost $4,214,131,514)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,105,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 3,105,000
TOTAL REPURCHASE AGREEMENT 3,105,000
TOTAL SHORT-TERM INVESTMENTS 3,105,000
(Cost $3,105,000)
TOTAL INVESTMENTS—99.9% 4,750,083,313
(Cost $4,217,236,514)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,720,313
NET ASSETS—100.0% $ 4,752,803,626

Lifecycle 2030 Fund May 31, 2024
16
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $3,106,377 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $3,167,279.

Portfolio of Investments
Lifecycle 2035 Fund May 31, 2024
17
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
22,912,918 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/06/24; cost $246,630,286) $ 235,086,540
TOTAL DIRECT REAL ESTATE 235,086,540
FIXED INCOME—26.0%
77,715,452
Nuveen Core Bond Fund, Class W 697,107,601
47,972,148
Nuveen Core Plus Bond Fund, Class W 431,749,333
7,414,170
Nuveen Emerging Markets Debt Fund, Class W 62,723,875
7,658,002
Nuveen High Yield Fund, Class W 66,088,555
8,181,948
Nuveen International Bond Fund, Class W 69,055,642
TOTAL FIXED INCOME 1,326,725,006
INFLATION-PROTECTED ASSETS—1.5%
7,472,975
Nuveen Inflation Linked Bond Fund, Class W 78,690,426
TOTAL INFLATION-PROTECTED ASSETS 78,690,426
INTERNATIONAL EQUITY—23.2%
24,409,834
Nuveen Emerging Markets Equity Fund, Class W 196,987,361
36,220,340
Nuveen International Equity Fund, Class W 518,313,061
19,751,948
Nuveen International Opportunities Fund, Class W 305,365,115
15,081,528
Nuveen Quant International Small Cap Equity Fund, Class W 167,103,330
TOTAL INTERNATIONAL EQUITY 1,187,768,867
SHORT-TERM FIXED INCOME—1.5%
7,862,089
Nuveen Short Term Bond Fund, Class W 78,306,402
TOTAL SHORT-TERM FIXED INCOME 78,306,402
U.S. EQUITY—43.1%
21,494,621
Nuveen Core Equity Fund, Class W 325,213,613
5,482,613
Nuveen Dividend Growth Fund, Class R6 324,954,451
20,388,974
Nuveen Dividend Value Fund, Class R6 313,174,633
12,977,488
Nuveen Growth Opportunities ETF 384,652,744
14,585,928
Nuveen Large Cap Growth Fund, Class W 382,880,611
14,233,736
Nuveen Large Cap Value Fund, Class W 310,295,436
3,933,361
Nuveen Quant Small Cap Equity Fund, Class W 73,632,517
5,810,816
Nuveen Quant Small/Mid Cap Equity Fund, Class W 87,569,000
TOTAL U.S. EQUITY 2,202,373,005
TOTAL AFFILIATED INVESTMENT COMPANIES 5,108,950,246
(Cost $4,352,348,036)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,357,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 5,357,000
TOTAL REPURCHASE AGREEMENT 5,357,000
TOTAL SHORT-TERM INVESTMENTS 5,357,000
(Cost $5,357,000)
TOTAL INVESTMENTS—100.0% 5,114,307,246
(Cost $4,357,705,036)
OTHER ASSETS & LIABILITIES, NET—0.0% 291,536
NET ASSETS—100.0% $ 5,114,598,782

Lifecycle 2035 Fund May 31, 2024
18
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $5,359,375 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $5,464,227.

Portfolio of Investments
Lifecycle 2040 Fund May 31, 2024
19
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
27,608,278 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/24/24; cost $296,639,890) $ 283,260,936
TOTAL DIRECT REAL ESTATE 283,260,936
FIXED INCOME—17.1%
61,584,834
Nuveen Core Bond Fund, Class W 552,415,963
38,035,591
Nuveen Core Plus Bond Fund, Class W 342,320,320
5,877,700
Nuveen Emerging Markets Debt Fund, Class W 49,725,346
6,077,562
Nuveen High Yield Fund, Class W 52,449,357
6,496,722
Nuveen International Bond Fund, Class W 54,832,333
TOTAL FIXED INCOME 1,051,743,319
INTERNATIONAL EQUITY—27.4%
34,672,709
Nuveen Emerging Markets Equity Fund, Class W 279,808,766
51,491,215
Nuveen International Equity Fund, Class W 736,839,292
28,169,405
Nuveen International Opportunities Fund, Class W 435,498,994
21,451,926
Nuveen Quant International Small Cap Equity Fund, Class W 237,687,343
TOTAL INTERNATIONAL EQUITY 1,689,834,395
U.S. EQUITY—50.8%
30,518,467
Nuveen Core Equity Fund, Class W 461,744,407
7,794,603
Nuveen Dividend Growth Fund, Class R6 461,986,145
29,012,115
Nuveen Dividend Value Fund, Class R6 445,626,093
18,432,052
Nuveen Growth Opportunities ETF 546,326,021
20,794,199
Nuveen Large Cap Growth Fund, Class W 545,847,725
20,290,908
Nuveen Large Cap Value Fund, Class W 442,341,794
5,607,169
Nuveen Quant Small Cap Equity Fund, Class W 104,966,203
8,283,438
Nuveen Quant Small/Mid Cap Equity Fund, Class W 124,831,410
TOTAL U.S. EQUITY 3,133,669,798
TOTAL AFFILIATED INVESTMENT COMPANIES 6,158,508,448
(Cost $5,003,599,841)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,726,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 7,726,000
TOTAL REPURCHASE AGREEMENT 7,726,000
TOTAL SHORT-TERM INVESTMENTS 7,726,000
(Cost $7,726,000)
TOTAL INVESTMENTS—100.0% 6,166,234,448
(Cost $5,011,325,841)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,064,778
NET ASSETS—100.0% $ 6,167,299,226
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $7,729,425 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $7,880,564.

Lifecycle 2045 Fund May 31, 2024
Portfolio of Investments
20
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
19,903,771 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/15/24; cost $216,511,492) $ 204,212,687
TOTAL DIRECT REAL ESTATE 204,212,687
FIXED INCOME—9.1%
23,677,751
Nuveen Core Bond Fund, Class W 212,389,427
14,612,631
Nuveen Core Plus Bond Fund, Class W 131,513,680
2,258,936
Nuveen Emerging Markets Debt Fund, Class W 19,110,596
2,335,390
Nuveen High Yield Fund, Class W 20,154,412
2,494,145
Nuveen International Bond Fund, Class W 21,050,584
TOTAL FIXED INCOME 404,218,699
INTERNATIONAL EQUITY—30.2%
27,632,425
Nuveen Emerging Markets Equity Fund, Class W 222,993,673
40,917,221
Nuveen International Equity Fund, Class W 585,525,433
22,388,220
Nuveen International Opportunities Fund, Class W 346,121,880
17,005,139
Nuveen Quant International Small Cap Equity Fund, Class W 188,416,941
TOTAL INTERNATIONAL EQUITY 1,343,057,927
U.S. EQUITY—56.0%
24,104,805
Nuveen Core Equity Fund, Class W 364,705,694
6,190,512
Nuveen Dividend Growth Fund, Class R6 366,911,656
23,074,472
Nuveen Dividend Value Fund, Class R6 354,423,893
14,651,429
Nuveen Growth Opportunities ETF 434,268,355
16,550,358
Nuveen Large Cap Growth Fund, Class W 434,446,909
16,143,799
Nuveen Large Cap Value Fund, Class W 351,934,811
4,461,089
Nuveen Quant Small Cap Equity Fund, Class W 83,511,581
6,590,375
Nuveen Quant Small/Mid Cap Equity Fund, Class W 99,316,947
TOTAL U.S. EQUITY 2,489,519,846
TOTAL AFFILIATED INVESTMENT COMPANIES 4,441,009,159
(Cost $3,484,916,193)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,433,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 5,433,000
TOTAL REPURCHASE AGREEMENT 5,433,000
TOTAL SHORT-TERM INVESTMENTS 5,433,000
(Cost $5,433,000)
TOTAL INVESTMENTS—100.0% 4,446,442,159
(Cost $3,490,349,193)
OTHER ASSETS & LIABILITIES, NET—0.0% 800,272
NET ASSETS—100.0% $ 4,447,242,431
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $5,435,409 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $5,541,811.

Portfolio of Investments
Lifecycle 2050 Fund May 31, 2024
21
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.6%
15,686,672 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/24/24; cost $172,141,037) $ 160,945,252
TOTAL DIRECT REAL ESTATE 160,945,252
FIXED INCOME—5.0%
10,298,512
Nuveen Core Bond Fund, Class W 92,377,656
6,364,383
Nuveen Core Plus Bond Fund, Class W 57,279,443
983,351
Nuveen Emerging Markets Debt Fund, Class W 8,319,149
1,013,023
Nuveen High Yield Fund, Class W 8,742,392
1,082,347
Nuveen International Bond Fund, Class W 9,135,013
TOTAL FIXED INCOME 175,853,653
INTERNATIONAL EQUITY—31.7%
22,755,475
Nuveen Emerging Markets Equity Fund, Class W 183,636,680
33,813,542
Nuveen International Equity Fund, Class W 483,871,786
18,481,935
Nuveen International Opportunities Fund, Class W 285,730,721
14,064,810
Nuveen Quant International Small Cap Equity Fund, Class W 155,838,095
TOTAL INTERNATIONAL EQUITY 1,109,077,282
U.S. EQUITY—58.6%
19,912,047
Nuveen Core Equity Fund, Class W 301,269,264
5,111,244
Nuveen Dividend Growth Fund, Class R6 302,943,434
18,999,686
Nuveen Dividend Value Fund, Class R6 291,835,182
12,054,611
Nuveen Growth Opportunities ETF 357,298,670
13,700,040
Nuveen Large Cap Growth Fund, Class W 359,626,037
13,334,492
Nuveen Large Cap Value Fund, Class W 290,691,920
3,684,770
Nuveen Quant Small Cap Equity Fund, Class W 68,978,896
5,443,983
Nuveen Quant Small/Mid Cap Equity Fund, Class W 82,040,817
TOTAL U.S. EQUITY 2,054,684,220
TOTAL AFFILIATED INVESTMENT COMPANIES 3,500,560,407
(Cost $2,766,142,540)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,913,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 3,913,000
TOTAL REPURCHASE AGREEMENT 3,913,000
TOTAL SHORT-TERM INVESTMENTS 3,913,000
(Cost $3,913,000)
TOTAL INVESTMENTS—100.0% 3,504,473,407
(Cost $2,770,055,540)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,360,668
NET ASSETS—100.0% $ 3,505,834,075
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $3,914,735 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $3,991,324.

Lifecycle 2055 Fund May 31, 2024
Portfolio of Investments
22
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
7,897,913 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/24/24; cost $88,275,790) $ 81,032,584
TOTAL DIRECT REAL ESTATE 81,032,584
FIXED INCOME—3.8%
3,917,775
Nuveen Core Bond Fund, Class W 35,142,441
2,418,741
Nuveen Core Plus Bond Fund, Class W 21,768,666
373,656
Nuveen Emerging Markets Debt Fund, Class W 3,161,134
386,704
Nuveen High Yield Fund, Class W 3,337,260
411,235
Nuveen International Bond Fund, Class W 3,470,825
TOTAL FIXED INCOME 66,880,326
INTERNATIONAL EQUITY—32.1%
11,642,114
Nuveen Emerging Markets Equity Fund, Class W 93,951,862
17,255,161
Nuveen International Equity Fund, Class W 246,921,357
9,436,706
Nuveen International Opportunities Fund, Class W 145,891,467
7,176,933
Nuveen Quant International Small Cap Equity Fund, Class W 79,520,416
TOTAL INTERNATIONAL EQUITY 566,285,102
U.S. EQUITY—59.3%
10,163,501
Nuveen Core Equity Fund, Class W 153,773,771
2,612,584
Nuveen Dividend Growth Fund, Class R6 154,847,847
9,662,677
Nuveen Dividend Value Fund, Class R6 148,418,726
6,152,947
Nuveen Growth Opportunities ETF 182,373,349
6,987,068
Nuveen Large Cap Growth Fund, Class W 183,410,530
6,807,542
Nuveen Large Cap Value Fund, Class W 148,404,416
1,881,151
Nuveen Quant Small Cap Equity Fund, Class W 35,215,143
2,778,766
Nuveen Quant Small/Mid Cap Equity Fund, Class W 41,876,006
TOTAL U.S. EQUITY 1,048,319,788
TOTAL AFFILIATED INVESTMENT COMPANIES 1,762,517,800
(Cost $1,438,186,979)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,700,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 2,700,000
TOTAL REPURCHASE AGREEMENT 2,700,000
TOTAL SHORT-TERM INVESTMENTS 2,700,000
(Cost $2,700,000)
TOTAL INVESTMENTS—99.9% 1,765,217,800
(Cost $1,440,886,979)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,030,761
NET ASSETS—100.0% $ 1,766,248,561
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $2,701,197 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $2,754,183.

Portfolio of Investments
Lifecycle 2060 Fund May 31, 2024
23
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.6%
3,284,197 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/24/24; cost $37,355,248) $ 33,695,865
TOTAL DIRECT REAL ESTATE 33,695,865
FIXED INCOME—2.6%
1,097,297
Nuveen Core Bond Fund, Class W 9,842,758
677,923
Nuveen Core Plus Bond Fund, Class W 6,101,307
104,598
Nuveen Emerging Markets Debt Fund, Class W 884,897
107,919
Nuveen High Yield Fund, Class W 931,342
115,306
Nuveen International Bond Fund, Class W 973,181
TOTAL FIXED INCOME 18,733,485
INTERNATIONAL EQUITY—32.5%
4,918,692
Nuveen Emerging Markets Equity Fund, Class W 39,693,845
7,254,202
Nuveen International Equity Fund, Class W 103,807,630
3,984,918
Nuveen International Opportunities Fund, Class W 61,606,835
3,028,220
Nuveen Quant International Small Cap Equity Fund, Class W 33,552,681
TOTAL INTERNATIONAL EQUITY 238,660,991
U.S. EQUITY—60.1%
4,283,508
Nuveen Core Equity Fund, Class W 64,809,478
1,107,520
Nuveen Dividend Growth Fund, Class R6 65,642,739
4,054,579
Nuveen Dividend Value Fund, Class R6 62,278,337
2,591,941
Nuveen Growth Opportunities ETF 76,825,131
2,942,378
Nuveen Large Cap Growth Fund, Class W 77,237,417
2,869,533
Nuveen Large Cap Value Fund, Class W 62,555,817
792,940
Nuveen Quant Small Cap Equity Fund, Class W 14,843,832
1,171,154
Nuveen Quant Small/Mid Cap Equity Fund, Class W 17,649,286
TOTAL U.S. EQUITY 441,842,037
TOTAL AFFILIATED INVESTMENT COMPANIES 732,932,378
(Cost $620,545,080)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,552,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 1,552,000
TOTAL REPURCHASE AGREEMENT 1,552,000
TOTAL SHORT-TERM INVESTMENTS 1,552,000
(Cost $1,552,000)
TOTAL INVESTMENTS—100.0% 734,484,378
(Cost $622,097,080)
OTHER ASSETS & LIABILITIES, NET—0.0% 225,970
NET ASSETS—100.0% $ 734,710,348
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $1,552,688 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $1,583,189.

Lifecycle 2065 Fund May 31, 2024
Portfolio of Investments
24
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.4%(a)
DIRECT REAL ESTATE—4.6%
405,030 (b)
TIAA-CREF Real Property Fund LP (purchased 9/30/20-5/24/24; cost $4,676,349) $ 4,155,605
TOTAL DIRECT REAL ESTATE 4,155,605
FIXED INCOME—1.3%
70,851
Nuveen Core Bond Fund, Class W 635,532
43,738
Nuveen Core Plus Bond Fund, Class W 393,646
6,753
Nuveen Emerging Markets Debt Fund, Class W 57,126
6,989
Nuveen High Yield Fund, Class W 60,318
7,421
Nuveen International Bond Fund, Class W 62,630
TOTAL FIXED INCOME 1,209,252
INTERNATIONAL EQUITY—32.8%
618,166
Nuveen Emerging Markets Equity Fund, Class W 4,988,599
903,719
Nuveen International Equity Fund, Class W 12,932,219
497,657
Nuveen International Opportunities Fund, Class W 7,693,778
378,748
Nuveen Quant International Small Cap Equity Fund, Class W 4,196,524
TOTAL INTERNATIONAL EQUITY 29,811,120
U.S. EQUITY—60.7%
535,408
Nuveen Core Equity Fund, Class W 8,100,722
137,837
Nuveen Dividend Growth Fund, Class R6 8,169,619
507,077
Nuveen Dividend Value Fund, Class R6 7,788,700
324,424
Nuveen Growth Opportunities ETF 9,615,927
367,841
Nuveen Large Cap Growth Fund, Class W 9,655,831
358,827
Nuveen Large Cap Value Fund, Class W 7,822,425
99,154
Nuveen Quant Small Cap Equity Fund, Class W 1,856,160
146,392
Nuveen Quant Small/Mid Cap Equity Fund, Class W 2,206,131
TOTAL U.S. EQUITY 55,215,515
TOTAL AFFILIATED INVESTMENT COMPANIES 90,391,492
(Cost $78,864,458)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$256,000 (c) Fixed Income Clearing Corporation 5 .320% 06/03/24 256,000
TOTAL REPURCHASE AGREEMENT 256,000
TOTAL SHORT-TERM INVESTMENTS 256,000
(Cost $256,000)
TOTAL INVESTMENTS—99.7% 90,647,492
(Cost $79,120,458)
OTHER ASSETS & LIABILITIES, NET—0.3% 289,352
NET ASSETS—100.0% $ 90,936,844
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $256,113 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $261,175.

Statements of Assets and Liabilities
See Notes to Financial Statements
26
May 31, 2024
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
ASSETS
Affiliated investments, at value
‡
$ 418,447,988 $ 803,397,228 $ 1,157,207,477 $ 2,512,432,475
Short-term investments, at value
#
169,000 572,000 77,000 361,000
Cash 711 442 87 685
Receivables:
Dividends 795,303 1,603,555 2,111,470 4,316,860
Interest 25 85 11 53
Investments sold 514,159 2,519,773 4,030,071 7,838,610
Reimbursement from Adviser 63,905 120,362 145,730 309,915
Shares sold 173,956 490,119 481,858 710,145
Other 54,703 209,811 299,769 443,649
Total assets 420,219,750 808,913,375 1,164,353,473 2,526,413,392
LIABILITIES
Due to affiliates 17,926 16,759 18,210 23,966
Cash overdraft – – – –
Payables:
Management fees 142,362 267,296 384,063 846,947
Investments purchased - regular settlement 1,038,641 3,847,922 5,004,689 9,891,527
Shares redeemed 180,472 12,858 402,194 347,377
Service agreement fees 27,382 50,394 70,890 128,272
Accrued expenses:
Custodian fees 1,895 1,900 1,903 1,906
Professional fees 209 350 480 998
Shareholder reporting expenses 8,652 14,071 18,087 31,666
Shareholder servicing agent fees 9,666 373 406 703
Trustees fees 56,509 213,308 304,794 454,737
12b-1 distribution and service fees 27,801 4,298 5,383 11,809
Other 8,036 17,490 26,593 59,925
Total liabilities 1,519,551 4,447,019 6,237,692 11,799,833
Net assets $ 418,700,199 $ 804,466,356 $ 1,158,115,781 $ 2,514,613,559
NET ASSETS CONSIST OF:
Paid-in capital $ 405,583,762 $ 755,178,374 $ 1,141,700,722 $ 2,422,577,948
Total distributable earnings (loss) 13,116,437 49,287,982 16,415,059 92,035,611
Net assets $ 418,700,199 $ 804,466,356 $ 1,158,115,781 $ 2,514,613,559
‡
Affiliated investments, cost $ 389,451,750 $ 735,551,840 $ 1,102,286,722 $ 2,348,912,744
#
Short-term investments, cost $ 169,000 $ 572,000 $ 77,000 $ 361,000

See Notes to Financial Statements
27
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ 3,910,816,967 $ 4,746,978,313 $ 5,108,950,246 $ 6,158,508,448 $ 4,441,009,159 $ 3,500,560,407
2,619,000 3,105,000 5,357,000 7,726,000 5,433,000 3,913,000
– 995 – 235 1,121 1,336
6,144,425 6,216,484 5,188,355 3,863,490 1,483,649 646,485
387 459 792 1,142 803 578
12,014,684 14,910,932 15,907,824 16,285,342 9,352,189 7,100,280
457,493 571,017 686,590 902,305 663,691 558,032
2,432,668 2,482,326 2,324,800 4,409,395 3,102,918 3,387,172
469,908 463,266 467,070 608,039 221,115 142,113
3,934,955,532 4,774,728,792 5,138,882,677 6,192,304,396 4,461,267,645 3,516,309,403
29,615 32,514 33,678 37,640 30,592 26,799
9,179 – 12,169 – – –
1,334,666 1,640,088 1,789,291 2,185,358 1,587,806 1,254,142
16,710,196 19,333,014 21,221,738 21,637,064 11,807,586 8,156,594
160,195 53,185 350,494 63,160 66,013 658,678
173,510 196,380 194,106 225,150 137,788 99,229
1,915 1,895 1,908 1,903 1,887 1,892
1,500 1,752 1,850 2,195 1,566 1,228
43,687 49,824 51,520 60,082 41,777 37,074
901 948 937 1,035 912 948
486,655 482,413 487,128 631,891 237,734 154,931
20,651 25,565 27,243 31,564 23,586 17,368
92,310 107,588 111,833 128,128 87,967 66,445
19,064,980 21,925,166 24,283,895 25,005,170 14,025,214 10,475,328
$ 3,915,890,552 $ 4,752,803,626 $ 5,114,598,782 $ 6,167,299,226 $ 4,447,242,431 $ 3,505,834,075
$ 3,686,431,029 $ 4,333,694,044 $ 4,486,798,663 $ 5,164,411,256 $ 3,588,816,686 $ 2,836,770,153
229,459,523 419,109,582 627,800,119 1,002,887,970 858,425,745 669,063,922
$ 3,915,890,552 $ 4,752,803,626 $ 5,114,598,782 $ 6,167,299,226 $ 4,447,242,431 $ 3,505,834,075
$ 3,578,063,644 $ 4,214,131,514 $ 4,352,348,036 $ 5,003,599,841 $ 3,484,916,193 $ 2,766,142,540
$ 2,619,000 $ 3,105,000 $ 5,357,000 $ 7,726,000 $ 5,433,000 $ 3,913,000

Statements of Assets and Liabilities
(continued)
See Notes to Financial Statements
28
(continued)
(continued)
(continued)
Statements of Assets and Liabilities
(continued)
May 31, 2024
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
CLASS A:
Net assets $ 124,234,754 $ – $ – $ –
Shares outstanding 11,183,560 – – –
Net asset value ("NAV") per share $ 11 .11 $ – $ – $ –
Maximum sales charge 5.75% –% –% –%
Offering price per share (NAV per share plus maximum sales
charge) $ 11 .79 $ – $ – $ –
CLASS I:
Net assets $ 336,769 $ 156,776 $ 355,013 $ 520,097
Shares outstanding 30,258 15,471 39,188 55,020
NAV and offering price per share $ 11 .13 $ 10 .13 $ 9 .06 $ 9 .45
PREMIER CLASS:
Net assets $ 9,939,506 $ 34,028,925 $ 42,131,427 $ 93,229,690
Shares outstanding 893,710 3,376,231 4,668,679 9,878,107
NAV and offering price per share $ 11 .12 $ 10 .08 $ 9 .02 $ 9 .44
CLASS R6:
Net assets $ 156,205,611 $ 534,127,269 $ 782,264,998 $ 1,821,625,180
Shares outstanding 14,038,568 52,869,310 86,287,407 192,538,734
NAV and offering price per share $ 11 .13 $ 10 .10 $ 9 .07 $ 9 .46
RETIREMENT CLASS:
Net assets $ 127,983,559 $ 236,153,386 $ 333,364,343 $ 599,238,592
Shares outstanding 11,535,215 18,458,092 27,385,480 45,674,074
NAV and offering price per share $ 11 .10 $ 12 .79 $ 12 .17 $ 13 .12
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
29
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ – $ – $ – $ – $ – $ –
– – – – – –
$ – $ – $ – $ – $ – $ –
–% –% –% –% –% –%
$ – $ – $ – $ – $ – $ –
$ 773,323 $ 853,318 $ 918,021 $ 590,706 $ 837,733 $ 457,546
77,784 83,214 86,397 54,266 60,433 31,946
$ 9 .94 $ 10 .25 $ 10 .63 $ 10 .89 $ 13 .86 $ 14 .32
$ 161,318,604 $ 199,926,983 $ 215,180,543 $ 249,803,918 $ 186,993,187 $ 137,821,012
16,304,591 19,616,867 20,287,630 23,000,803 13,561,156 9,674,828
$ 9 .89 $ 10 .19 $ 10 .61 $ 10 .86 $ 13 .79 $ 14 .25
$ 2,940,148,006 $ 3,630,601,764 $ 3,987,847,952 $ 4,859,805,266 $ 3,613,759,961 $ 2,901,702,208
295,594,944 354,011,971 374,587,757 445,788,219 260,549,804 202,711,615
$ 9 .95 $ 10 .26 $ 10 .65 $ 10 .90 $ 13 .87 $ 14 .31
$ 813,650,619 $ 921,421,561 $ 910,652,266 $ 1,057,099,336 $ 645,651,550 $ 465,853,309
58,086,608 61,933,494 57,094,207 62,143,265 47,064,371 32,910,188
$ 14 .01 $ 14 .88 $ 15 .95 $ 17 .01 $ 13 .72 $ 14 .16
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Assets and Liabilities
(continued)
See Notes to Financial Statements
30
(continued)
Statements of Assets and Liabilities
(continued)
May 31, 2024
13.1
Lifecycle 2055
13.2
Lifecycle 2060
13.3
Lifecycle 2065
ASSETS
Affiliated investments, at value
‡
$ 1,762,517,800 $ 732,932,378 $ 90,391,492
Short-term investments, at value
#
2,700,000 1,552,000 256,000
Cash 818 996 978
Receivables:
Dividends 244,641 68,219 4,386
Interest 399 229 38
Investments sold 3,249,304 1,528,297 154,713
Reimbursement from Adviser 286,311 128,147 27,081
Shares sold 2,458,092 1,266,046 500,817
Other 41,650 9,348 409
Total assets 1,771,499,015 737,485,660 91,335,914
LIABILITIES
Due to affiliates 20,032 16,024 13,681
Payables:
Management fees 631,664 262,538 32,404
Investments purchased - regular settlement 4,432,066 2,417,223 325,669
Shares redeemed 8,588 14,921 9,199
Service agreement fees 47,204 18,653 2,995
Accrued expenses:
Custodian fees 1,925 1,943 1,909
Professional fees 631 277 72
Shareholder reporting expenses 19,479 11,415 9,868
Shareholder servicing agent fees 840 642 228
Trustees fees 47,815 11,630 593
12b-1 distribution and service fees 9,057 3,296 534
Other 31,153 16,750 1,918
Total liabilities 5,250,454 2,775,312 399,070
Net assets $ 1,766,248,561 $ 734,710,348 $ 90,936,844
NET ASSETS CONSIST OF:
Paid-in capital $ 1,470,844,574 $ 633,655,122 $ 79,739,620
Total distributable earnings (loss) 295,403,987 101,055,226 11,197,224
Net assets $ 1,766,248,561 $ 734,710,348 $ 90,936,844
‡
Affiliated investments, cost $ 1,438,186,979 $ 620,545,080 $ 78,864,458
#
Short-term investments, cost $ 2,700,000 $ 1,552,000 $ 256,000
CLASS I:
Net assets $ 541,765 $ 529,983 $ 687,004
Shares outstanding 31,878 36,031 54,983
NAV and offering price per share $ 16 .99 $ 14 .71 $ 12 .49
PREMIER CLASS:
Net assets $ 71,797,693 $ 26,358,007 $ 4,320,481
Shares outstanding 4,242,500 1,795,280 344,198
NAV and offering price per share $ 16 .92 $ 14 .68 $ 12 .55
CLASS R6:
Net assets $ 1,472,020,013 $ 620,376,691 $ 71,436,510
Shares outstanding 86,571,804 42,122,833 5,609,329
NAV and offering price per share $ 17 .00 $ 14 .73 $ 12 .74
RETIREMENT CLASS:
Net assets $ 221,889,090 $ 87,445,667 $ 14,492,849
Shares outstanding 13,124,408 5,967,491 1,139,211
NAV and offering price per share $ 16 .91 $ 14 .65 $ 12 .72
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Operations
See Notes to Financial Statements
32
Year Ended May 31, 2024
12.1
Lifecycle
Retirement Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
INVESTMENT INCOME
Dividends from affiliated investments $ 15,326,305 $ 29,281,481 $ 41,163,450 $ 87,200,488 $ 126,981,351
Interest 14,656 27,399 34,345 69,509 130,586
Total investment income 15,340,961 29,308,880 41,197,795 87,269,997 127,111,937
EXPENSES
Management fees 1,684,797 3,211,719 4,598,952 10,191,037 15,748,110
12b-1 distribution and service fees — Class A 311,324 – – – –
12b-1 distribution and service fees — Premier Class 17,583 55,339 72,824 167,257 281,121
Shareholder servicing agent fees — Class A 32,183 – – – –
Shareholder servicing agent fees — Class I 259 82 152 556 597
Shareholder servicing agent fees — Premier Class 106 76 85 140 190
Shareholder servicing agent fees — Class R6 1,034 1,018 1,222 2,422 3,398
Shareholder servicing agent fees — Retirement Class 326,333 605,566 845,317 1,559,676 2,090,630
Administrative service fees 67,133 63,052 68,667 90,862 112,166
Trustees fees 6,976 13,340 19,142 41,914 63,095
Custodian expenses 7,476 7,463 7,478 7,474 7,512
Overdraft expense 3,424 12,204 9,707 12,799 6,058
Professional fees 17,239 18,517 19,784 24,541 29,099
Registration fees 73,658 62,639 68,331 65,436 63,602
Shareholder reporting expenses 34,091 49,152 60,418 98,928 135,931
Other 107,315 184,885 249,161 514,913 766,189
Total expenses 2,690,931 4,285,052 6,021,240 12,777,955 19,307,698
Expenses reimbursed by the investment adviser (266,886) (244,100) (276,216) (372,471) (464,737)
Fee waiver by investment adviser and Nuveen Securities (540,249) (1,221,130) (1,968,697) (3,923,533) (5,519,495)
Net expenses 1,883,796 2,819,822 3,776,327 8,481,951 13,323,466
Net investment income (loss) 13,457,165 26,489,058 37,421,468 78,788,046 113,788,471
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – – – – –
Affiliated investments (278,748) 3,296,439 (4,250,124) (1,087,860) 10,725,097
Distributions from affiliated investments 4,480,053 8,020,429 12,591,066 31,464,223 55,362,076
Net realized gain (loss) 4,201,305 11,316,868 8,340,942 30,376,363 66,087,173
Change in unrealized appreciation (depreciation) on:
Affiliated investments 24,912,587 42,222,166 73,193,086 177,006,342 303,399,538
Net change in unrealized appreciation (depreciation) 24,912,587 42,222,166 73,193,086 177,006,342 303,399,538
Net realized and unrealized gain (loss) 29,113,892 53,539,034 81,534,028 207,382,705 369,486,711
Net increase (decrease) in net assets from operations $ 42,571,057 $ 80,028,092 $ 118,955,496 $ 286,170,751 $ 483,275,182

See Notes to Financial Statements
33
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
$ 138,346,623 $ 133,843,607 $ 142,642,916 $ 92,268,970 $ 68,480,749 $ 33,150,376 $ 12,720,980
206,382 248,295 293,876 233,277 192,737 109,737 58,284
138,553,005 134,091,902 142,936,792 92,502,247 68,673,486 33,260,113 12,779,264
18,737,834 20,157,934 24,493,798 17,421,709 13,606,936 6,690,466 2,615,957
– – – – – – –
331,094 339,818 394,745 283,764 204,215 102,622 32,642
– – – – – – –
568 691 428 623 273 351 414
220 211 244 178 177 145 116
3,685 3,892 4,480 3,681 3,369 2,603 1,749
2,278,129 2,218,213 2,580,901 1,545,003 1,109,305 523,416 193,957
122,633 126,773 141,739 114,687 100,343 74,734 59,650
72,667 76,314 91,172 63,651 49,271 23,831 8,959
7,458 7,488 7,472 7,448 7,437 7,529 7,632
3,390 7,747 14,596 11,555 9,662 5,024 1,084
31,383 32,244 35,536 29,744 26,711 21,165 17,902
64,817 65,916 69,892 66,945 65,082 61,166 61,636
157,422 163,680 189,858 137,846 123,668 71,483 46,068
878,383 908,370 1,050,747 732,142 570,155 291,785 132,686
22,689,683 24,109,291 29,075,608 20,418,976 15,876,604 7,876,320 3,180,452
(513,821) (531,525) (601,460) (473,877) (421,594) (297,638) (236,252)
(6,172,375) (7,289,327) (9,711,038) (6,931,126) (5,741,555) (2,818,791) (1,104,317)
16,003,487 16,288,439 18,763,110 13,013,973 9,713,455 4,759,891 1,839,883
122,549,518 117,803,463 124,173,682 79,488,274 58,960,031 28,500,222 10,939,381
– – – – – 2,119 (26,325)
10,058,670 18,460,830 20,409,700 827,243 (8,676,520) (7,950,425) (5,097,401)
76,993,442 96,079,410 134,701,573 104,397,924 84,614,203 42,303,883 16,746,912
87,052,112 114,540,240 155,111,273 105,225,167 75,937,683 34,355,577 11,623,186
433,504,193 540,919,202 772,123,597 616,594,431 513,205,206 260,129,409 104,781,601
433,504,193 540,919,202 772,123,597 616,594,431 513,205,206 260,129,409 104,781,601
520,556,305 655,459,442 927,234,870 721,819,598 589,142,889 294,484,986 116,404,787
$ 643,105,823 $ 773,262,905 $ 1,051,408,552 $ 801,307,872 $ 648,102,920 $ 322,985,208 $ 127,344,168

Statements of Operations
(continued)
See Notes to Financial Statements
34
(continued)
(continued)
Statements of Operations
(continued)
Year Ended May 31, 2024
13.3
Lifecycle 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 1,267,387
Interest 12,386
Total investment income 1,279,773
EXPENSES
Management fees 269,137
12b-1 distribution and service fees — Premier Class 4,618
Shareholder servicing agent fees — Class I 76
Shareholder servicing agent fees — Premier Class 67
Shareholder servicing agent fees — Class R6 473
Shareholder servicing agent fees — Retirement Class 26,503
Administrative service fees 51,044
Trustees fees 819
Custodian expenses 7,532
Overdraft expense 1,947
Professional fees 16,007
Registration fees 58,948
Shareholder reporting expenses 38,052
Other 36,422
Total expenses 511,645
Expenses reimbursed by the investment adviser (199,085)
Fee waiver by investment adviser and Nuveen Securities (120,682)
Net expenses 191,878
Net investment income (loss) 1,087,895
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (8,292)
Affiliated investments (342,301)
Distributions from affiliated investments 1,719,171
Net realized gain (loss) 1,368,578
Change in unrealized appreciation (depreciation) on:
Affiliated investments 10,796,854
Net change in unrealized appreciation (depreciation) 10,796,854
Net realized and unrealized gain (loss) 12,165,432
Net increase (decrease) in net assets from operations $ 13,253,327

Statements of Changes in Net Assets
See Notes to Financial Statements
36
12.1
Lifecycle Retirement Income
12.2
Lifecycle 2010
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 13,457,165 $ 16,896,855 $ 26,489,058 $ 32,915,372
Net realized gain (loss) 4,201,305 (12,492,443) 11,316,868 (14,807,095)
Net change in unrealized appreciation (depreciation) 24,912,587 (9,777,999) 42,222,166 (26,665,614)
Net increase (decrease) in net assets from operations 42,571,057 (5,373,587) 80,028,092 (8,557,337)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (4,116,154) (7,048,385) – –
Class I (11,163) (23,042) (5,954) (10,477)
Premier Class (399,759) (904,603) (1,407,286) (3,091,298)
Class R6 (5,949,631) (11,259,252) (21,323,739) (41,117,299)
Retirement Class (4,318,428) (8,148,119) (6,997,365) (14,318,674)
Total distributions (14,795,135) (27,383,401) (29,734,344) (58,537,748)
FUND SHARE TRANSACTIONS
Subscriptions 30,622,312 27,266,035 48,538,732 43,352,031
Reinvestments of distributions 14,629,488 27,107,363 29,730,651 58,525,779
Redemptions (98,931,270) (106,247,110) (180,691,381) (220,067,090)
Net increase (decrease) from Fund share transactions (53,679,470) (51,873,712) (102,421,998) (118,189,280)
Net increase (decrease) in net assets (25,903,548) (84,630,700) (52,128,250) (185,284,365)
Net assets at the beginning of period 444,603,747 529,234,447 856,594,606 1,041,878,971
Net assets at the end of period $ 418,700,199 $ 444,603,747 $ 804,466,356 $ 856,594,606

See Notes to Financial Statements
37
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
$ 37,421,468 $ 46,100,833 $ 78,788,046 $ 97,298,137 $ 113,788,471 $ 133,432,887 $ 122,549,518 $ 136,129,191
8,340,942 (31,625,462) 30,376,363 (72,698,752) 66,087,173 (134,911,067) 87,052,112 (175,085,250)
73,193,086 (28,045,999) 177,006,342 (51,635,367) 303,399,538 (29,440,657) 433,504,193 19,097,350
118,955,496 (13,570,628) 286,170,751 (27,035,982) 483,275,182 (30,918,837) 643,105,823 (19,858,709)
– – – – – – – –
– – – – – – – –
(12,512) (26,173) (24,576) (48,155) (30,026) (48,996) (20,519) (37,638)
(1,716,848) (4,190,586) (3,674,578) (10,166,282) (5,781,619) (16,314,664) (6,248,703) (19,099,591)
(29,407,552) (59,331,850) (66,477,947) (139,123,559) (97,183,078) (220,770,603) (105,109,214) (257,578,243)
(8,650,230) (17,976,483) (14,602,705) (33,813,771) (17,686,177) (46,297,782) (16,705,312) (48,611,349)
(39,787,142) (81,525,092) (84,779,806) (183,151,767) (120,680,900) (283,432,045) (128,083,748) (325,326,821)
64,034,390 60,512,164 109,210,643 106,270,733 196,081,459 215,944,262 292,815,032 319,848,118
39,723,654 81,392,446 84,652,988 182,870,392 120,343,523 282,274,672 127,987,885 324,717,080
(252,426,006) (290,064,935) (586,806,808) (606,706,428) (770,449,630) (874,518,617) (734,878,265) (894,287,413)
(148,667,962) (148,160,325) (392,943,177) (317,565,303) (454,024,648) (376,299,683) (314,075,348) (249,722,215)
(69,499,608) (243,256,045) (191,552,232) (527,753,052) (91,430,366) (690,650,565) 200,946,727 (594,907,745)
1,227,615,389 1,470,871,434 2,706,165,791 3,233,918,843 4,007,320,918 4,697,971,483 4,551,856,899 5,146,764,644
$ 1,158,115,781 $ 1,227,615,389 $ 2,514,613,559 $ 2,706,165,791 $ 3,915,890,552 $ 4,007,320,918 $ 4,752,803,626 $ 4,551,856,899

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
38
(continued)
(continued)
(continued)
Statements of Changes in Net Assets
(continued)
12.7
Lifecycle 2035
12.8
Lifecycle 2040
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 117,803,463 $ 126,858,201 $ 124,173,682 $ 136,127,345
Net realized gain (loss) 114,540,240 (211,697,359) 155,111,273 (261,760,517)
Net change in unrealized appreciation (depreciation) 540,919,202 87,567,127 772,123,597 158,488,550
Net increase (decrease) in net assets from operations 773,262,905 2,727,969 1,051,408,552 32,855,378
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (18,308) (41,729) (11,242) (24,341)
Premier Class (5,722,397) (20,765,474) (6,020,354) (24,453,136)
Class R6 (104,203,854) (285,529,937) (114,353,049) (357,987,704)
Retirement Class (14,124,702) (46,524,053) (14,032,733) (54,661,296)
Total distributions (124,069,261) (352,861,193) (134,417,378) (437,126,477)
FUND SHARE TRANSACTIONS
Subscriptions 330,940,782 352,295,923 356,828,431 381,943,509
Reinvestments of distributions 123,950,460 352,422,977 134,330,432 436,660,600
Redemptions (742,401,971) (907,259,088) (939,750,538) (967,522,982)
Net increase (decrease) from Fund share transactions (287,510,729) (202,540,188) (448,591,675) (148,918,873)
Net increase (decrease) in net assets 361,682,915 (552,673,412) 468,399,499 (553,189,972)
Net assets at the beginning of period 4,752,915,867 5,305,589,279 5,698,899,727 6,252,089,699
Net assets at the end of period $ 5,114,598,782 $ 4,752,915,867 $ 6,167,299,226 $ 5,698,899,727

See Notes to Financial Statements
39
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
$ 79,488,274 $ 83,910,703 $ 58,960,031 $ 61,095,046 $ 28,500,222 $ 27,746,593 $ 10,939,381 $ 9,167,085
105,225,167 (162,760,604) 75,937,683 (114,870,525) 34,355,577 (52,336,379) 11,623,186 (18,030,952)
616,594,431 106,650,067 513,205,206 79,311,487 260,129,409 41,249,140 104,781,601 17,260,266
801,307,872 27,800,166 648,102,920 25,536,008 322,985,208 16,659,354 127,344,168 8,396,399
– – – – – – – –
(14,037) (18,018) (7,741) (23,936) (7,680) (15,583) (7,924) (15,773)
(3,589,833) (17,159,472) (2,435,974) (12,030,740) (1,176,582) (5,607,246) (351,954) (1,340,228)
(71,073,943) (241,209,677) (53,020,684) (183,507,675) (24,606,427) (80,343,625) (8,843,631) (24,303,302)
(11,619,998) (46,040,804) (7,770,079) (32,224,835) (3,385,358) (13,902,252) (1,109,516) (3,897,583)
(86,297,811) (304,427,971) (63,234,478) (227,787,186) (29,176,047) (99,868,706) (10,313,025) (29,556,886)
345,097,825 352,319,467 311,291,710 326,430,050 238,774,681 239,149,943 173,144,011 146,211,834
86,151,403 303,839,327 63,200,612 227,577,339 29,103,903 99,649,748 10,259,051 29,473,082
(648,559,949) (620,302,438) (519,282,102) (415,868,329) (261,084,816) (189,656,224) (93,812,271) (70,333,981)
(217,310,721) 35,856,356 (144,789,780) 138,139,060 6,793,768 149,143,467 89,590,791 105,350,935
497,699,340 (240,771,449) 440,078,662 (64,112,118) 300,602,929 65,934,115 206,621,934 84,190,448
3,949,543,091 4,190,314,540 3,065,755,413 3,129,867,531 1,465,645,632 1,399,711,517 528,088,414 443,897,966
$ 4,447,242,431 $ 3,949,543,091 $ 3,505,834,075 $ 3,065,755,413 $ 1,766,248,561 $ 1,465,645,632 $ 734,710,348 $ 528,088,414

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
40
(continued)
Statements of Changes in Net Assets
(continued)
13.3
Lifecycle 2065
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 1,087,895 $ 568,643
Net realized gain (loss) 1,368,578 (1,788,288)
Net change in unrealized appreciation (depreciation) 10,796,854 2,268,463
Net increase (decrease) in net assets from operations 13,253,327 1,048,818
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (9,894) (15,480)
Premier Class (47,168) (66,999)
Class R6 (746,406) (602,297)
Retirement Class (142,051) (143,685)
Total distributions (945,519) (828,461)
FUND SHARE TRANSACTIONS
Subscriptions 52,453,040 27,843,742
Reinvestments of distributions 857,443 679,235
Redemptions (16,803,139) (10,376,493)
Net increase (decrease) from Fund share transactions 36,507,344 18,146,484
Net increase (decrease) in net assets 48,815,152 18,366,841
Net assets at the beginning of period 42,121,692 23,754,851
Net assets at the end of period $ 90,936,844 $ 42,121,692

Financial Highlights
See Notes to Financial Statements
42
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
Lifecycle Retirement Income
Class A:
5/31/24 $ 10 .42 $ 0 .32 $ 0 .72 $ 1 .04 $ ( 0 .35 ) $ — $ ( 0 .35 ) $ 11 .11
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
5/31/21 11 .51 0 .20 1 .75 1 .95 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .79
5/31/20 11 .27 0 .30 0 .37 0 .67 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .51
Class I:
5/31/24 10 .44 0 .34 0 .72 1 .06 ( 0 .37 ) — ( 0 .37 ) 11 .13
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
5/31/21 11 .52 0 .20 1 .78 1 .98 ( 0 .30 ) ( 0 .39 ) ( 0 .69 ) 12 .81
5/31/20 11 .29 0 .32 0 .36 0 .68 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 11 .52
Premier Class:
5/31/24 10 .43 0 .33 0 .72 1 .05 ( 0 .36 ) — ( 0 .36 ) 11 .12
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
5/31/21 11 .51 0 .21 1 .76 1 .97 ( 0 .29 ) ( 0 .39 ) ( 0 .68 ) 12 .80
5/31/20 11 .28 0 .31 0 .36 0 .67 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 11 .51
Class R6:
5/31/24 10 .44 0 .35 0 .72 1 .07 ( 0 .38 ) — ( 0 .38 ) 11 .13
5/31/23 11 .14 0 .39 ( 0 .46 ) ( 0 .07 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
5/31/21 11 .52 0 .23 1 .76 1 .99 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 12 .81
5/31/20 11 .29 0 .33 0 .36 0 .69 ( 0 .29 ) ( 0 .17 ) ( 0 .46 ) 11 .52
Retirement Class:
5/31/24 10 .41 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .10
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
5/31/21 11 .49 0 .20 1 .76 1 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .78
5/31/20 11 .26 0 .30 0 .36 0 .66 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .49
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .19% $ 124,235 0 .74% 0 .53% 3 .00% 12%
( 0 .69 ) 123,946 0 .72 0 .52 3 .43 19
( 6 .49 ) 131,167 0 .70 0 .51 2 .10 28
17 .31 144,030 0 .71 0 .54 1 .62 41
5 .97 122,730 0 .75 0 .58 2 .58 30
10 .36 337 0 .54 0 .36 3 .16 12
( 0 .50 ) 317 0 .52 0 .35 3 .86 19
( 6 .33 ) 609 0 .50 0 .34 2 .44 28
17 .57 596 0 .52 0 .38 1 .63 41
6 .04 310 0 .57 0 .42 2 .74 30
10 .29 9,940 0 .61 0 .43 3 .09 12
( 0 .58 ) 15,207 0 .59 0 .42 3 .55 19
( 6 .40 ) 17,624 0 .58 0 .41 2 .17 28
17 .51 19,161 0 .58 0 .44 1 .71 41
5 .97 17,410 0 .63 0 .48 2 .69 30
10 .45 156,206 0 .46 0 .28 3 .25 12
( 0 .42 ) 171,457 0 .44 0 .27 3 .72 19
( 6 .25 ) 222,227 0 .43 0 .26 2 .37 28
17 .67 244,923 0 .43 0 .29 1 .87 41
6 .14 219,016 0 .48 0 .33 2 .84 30
10 .20 127,984 0 .71 0 .53 3 .00 12
( 0 .68 ) 133,676 0 .69 0 .52 3 .45 19
( 6 .49 ) 157,609 0 .68 0 .50 2 .11 28
17 .43 200,300 0 .68 0 .54 1 .61 41
5 .88 179,106 0 .73 0 .58 2 .59 30

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
Lifecycle 2010
Class I:
5/31/24 $ 9 .55 $ 0 .32 $ 0 .65 $ 0 .97 $ ( 0 .39 ) $ — $ ( 0 .39 ) $ 10 .13
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
5/31/20 11 .15 0 .19 0 .53 0 .72 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .30
Premier Class:
5/31/24 9 .50 0 .31 0 .65 0 .96 ( 0 .38 ) — ( 0 .38 ) 10 .08
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
5/31/20 11 .11 0 .31 0 .37 0 .68 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 11 .24
Class R6:
5/31/24 9 .53 0 .32 0 .65 0 .97 ( 0 .40 ) — ( 0 .40 ) 10 .10
5/31/23 10 .29 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
5/31/20 11 .14 0 .32 0 .38 0 .70 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .27
Retirement Class:
5/31/24 11 .96 0 .38 0 .82 1 .20 ( 0 .37 ) — ( 0 .37 ) 12 .79
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
5/31/20 13 .22 0 .35 0 .45 0 .80 ( 0 .27 ) ( 0 .27 ) ( 0 .54 ) 13 .48
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .33% $ 157 0 .50% 0 .32% 3 .25% 14%
( 0 .42 ) 146 0 .50 0 .32 3 .69 18
( 6 .32 ) 177 0 .48 0 .33 2 .29 21
17 .57 164 0 .49 0 .36 1 .81 38
6 .45 144 0 .56 0 .37 1 .67 28
10 .27 34,029 0 .59 0 .41 3 .17 14
( 0 .50 ) 40,794 0 .57 0 .39 3 .53 18
( 6 .45 ) 50,141 0 .56 0 .41 2 .16 21
17 .62 77,845 0 .57 0 .44 1 .70 38
6 .10 73,048 0 .61 0 .48 2 .68 28
10 .31 534,127 0 .44 0 .26 3 .30 14
( 0 .23 ) 570,203 0 .42 0 .24 3 .66 18
( 6 .34 ) 700,875 0 .41 0 .26 2 .34 21
17 .75 836,684 0 .42 0 .29 1 .84 38
6 .29 720,990 0 .46 0 .33 2 .85 28
10 .11 236,153 0 .69 0 .51 3 .05 14
( 0 .54 ) 245,451 0 .67 0 .49 3 .42 18
( 6 .56 ) 290,686 0 .66 0 .51 2 .09 21
17 .45 368,266 0 .67 0 .54 1 .62 38
6 .02 353,355 0 .71 0 .58 2 .58 28

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
Lifecycle 2015
Class I:
5/31/24 $ 8 .49 $ 0 .29 $ 0 .61 $ 0 .90 $ ( 0 .33 ) $ — $ ( 0 .33 ) $ 9 .06
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
5/31/20 9 .45 0 .26 0 .34 0 .60 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .61
Premier Class:
5/31/24 8 .46 0 .27 0 .61 0 .88 ( 0 .32 ) — ( 0 .32 ) 9 .02
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
5/31/20 9 .41 0 .25 0 .33 0 .58 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 9 .57
Class R6:
5/31/24 8 .50 0 .28 0 .62 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .07
5/31/23 9 .18 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
5/31/20 9 .45 0 .27 0 .34 0 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .62
Retirement Class:
5/31/24 11 .30 0 .35 0 .83 1 .18 ( 0 .31 ) — ( 0 .31 ) 12 .17
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
5/31/20 11 .82 0 .31 0 .41 0 .72 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 12 .13
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .74% $ 355 0 .47% 0 .28% 3 .26% 13%
( 0 .52 ) 381 0 .53 0 .38 3 .49 18
( 6 .61 ) 390 0 .52 0 .38 2 .15 20
19 .60 255 0 .52 0 .39 1 .75 36
6 .29 185 0 .55 0 .39 2 .66 26
10 .56 42,131 0 .58 0 .39 3 .11 13
( 0 .57 ) 56,724 0 .57 0 .42 3 .48 18
( 6 .54 ) 71,144 0 .56 0 .42 2 .06 20
19 .47 116,117 0 .57 0 .44 1 .67 36
6 .14 107,025 0 .61 0 .49 2 .61 26
10 .82 782,265 0 .43 0 .24 3 .25 13
( 0 .39 ) 831,507 0 .42 0 .27 3 .61 18
( 6 .43 ) 1,005,382 0 .41 0 .27 2 .25 20
19 .56 1,217,691 0 .42 0 .29 1 .83 36
6 .43 1,088,594 0 .46 0 .34 2 .80 26
10 .52 333,364 0 .68 0 .49 2 .99 13
( 0 .66 ) 339,003 0 .67 0 .52 3 .36 18
( 6 .73 ) 393,955 0 .66 0 .52 2 .01 20
19 .34 500,838 0 .67 0 .54 1 .60 36
6 .06 492,656 0 .71 0 .59 2 .54 26

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
Lifecycle 2020
Class I:
5/31/24 $ 8 .77 $ 0 .28 $ 0 .73 $ 1 .01 $ ( 0 .33 ) $ — $ ( 0 .33 ) $ 9 .45
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
5/31/20 9 .73 0 .26 0 .38 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
Premier Class:
5/31/24 8 .75 0 .27 0 .74 1 .01 ( 0 .32 ) — ( 0 .32 ) 9 .44
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
5/31/20 9 .70 0 .25 0 .38 0 .63 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 9 .87
Class R6:
5/31/24 8 .77 0 .28 0 .74 1 .02 ( 0 .33 ) — ( 0 .33 ) 9 .46
5/31/23 9 .48 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
5/31/20 9 .73 0 .27 0 .37 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
Retirement Class:
5/31/24 12 .05 0 .36 1 .01 1 .37 ( 0 .30 ) — ( 0 .30 ) 13 .12
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
5/31/20 12 .45 0 .32 0 .47 0 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .79
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .65% $ 520 0 .51% 0 .35% 3 .10% 12%
( 0 .32 ) 695 0 .50 0 .36 3 .33 18
( 6 .93 ) 498 0 .46 0 .32 1 .91 22
21 .43 726 0 .48 0 .35 1 .26 38
6 .42 352 0 .51 0 .39 2 .61 26
11 .68 93,230 0 .58 0 .41 2 .97 12
( 0 .42 ) 141,676 0 .57 0 .42 3 .31 18
( 7 .06 ) 165,761 0 .55 0 .42 1 .96 22
21 .37 252,876 0 .57 0 .45 1 .66 38
6 .35 249,364 0 .62 0 .50 2 .53 26
11 .86 1,821,625 0 .43 0 .26 3 .11 12
( 0 .36 ) 1,921,359 0 .41 0 .27 3 .45 18
( 6 .86 ) 2,303,415 0 .40 0 .27 2 .15 22
21 .61 2,712,681 0 .42 0 .29 1 .82 38
6 .43 2,374,405 0 .47 0 .35 2 .75 26
11 .50 599,239 0 .68 0 .51 2 .86 12
( 0 .47 ) 642,436 0 .67 0 .52 3 .21 18
( 7 .17 ) 764,245 0 .65 0 .52 1 .89 22
21 .27 993,670 0 .67 0 .55 1 .59 38
6 .21 947,495 0 .72 0 .60 2 .50 26

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
Lifecycle 2025
Class I:
5/31/24 $ 9 .09 $ 0 .28 $ 0 .88 $ 1 .16 $ ( 0 .31 ) $ — $ ( 0 .31 ) $ 9 .94
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
5/31/20 9 .88 0 .27 0 .39 0 .66 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .03
Premier Class:
5/31/24 9 .05 0 .26 0 .89 1 .15 ( 0 .31 ) — ( 0 .31 ) 9 .89
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
5/31/20 9 .84 0 .24 0 .40 0 .64 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 9 .99
Class R6:
5/31/24 9 .09 0 .28 0 .90 1 .18 ( 0 .32 ) — ( 0 .32 ) 9 .95
5/31/23 9 .85 0 .30 ( 0 .34 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
5/31/20 9 .89 0 .27 0 .40 0 .67 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 10 .04
Retirement Class:
5/31/24 12 .69 0 .36 1 .25 1 .61 ( 0 .29 ) — ( 0 .29 ) 14 .01
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
5/31/20 12 .79 0 .32 0 .51 0 .83 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 13 .14
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
13 .00% $ 773 0 .50% 0 .35% 2 .92% 13%
( 0 .21 ) 855 0 .51 0 .36 2 .99 20
( 7 .32 ) 391 0 .48 0 .34 1 .93 25
24 .93 553 0 .49 0 .36 1 .35 40
6 .55 133 0 .54 0 .42 2 .66 28
12 .84 161,319 0 .58 0 .43 2 .80 13
( 0 .20 ) 221,273 0 .57 0 .42 3 .09 20
( 7 .44 ) 236,147 0 .55 0 .42 1 .83 25
24 .80 336,773 0 .58 0 .45 1 .59 40
6 .41 295,668 0 .63 0 .51 2 .39 28
13 .20 2,940,148 0 .43 0 .28 2 .94 13
( 0 .14 ) 2,939,672 0 .42 0 .27 3 .23 20
( 7 .33 ) 3,488,042 0 .40 0 .27 2 .01 25
24 .96 3,909,833 0 .43 0 .30 1 .76 40
6 .59 3,142,487 0 .48 0 .36 2 .66 28
12 .79 813,651 0 .68 0 .53 2 .69 13
( 0 .30 ) 845,520 0 .67 0 .52 3 .00 20
( 7 .55 ) 973,393 0 .65 0 .52 1 .75 25
24 .64 1,217,409 0 .68 0 .55 1 .52 40
6 .40 1,103,642 0 .73 0 .61 2 .39 28

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
Lifecycle 2030
Class I:
5/31/24 $ 9 .20 $ 0 .25 $ 1 .09 $ 1 .34 $ ( 0 .29 ) $ — $ ( 0 .29 ) $ 10 .25
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
5/31/20 9 .87 0 .20 0 .47 0 .67 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .01
Premier Class:
5/31/24 9 .14 0 .25 1 .08 1 .33 ( 0 .28 ) — ( 0 .28 ) 10 .19
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
5/31/20 9 .82 0 .23 0 .42 0 .65 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 9 .96
Class R6:
5/31/24 9 .20 0 .26 1 .10 1 .36 ( 0 .30 ) — ( 0 .30 ) 10 .26
5/31/23 9 .97 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .24 ) ( 0 .51 ) ( 0 .75 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
5/31/20 9 .87 0 .26 0 .42 0 .68 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 10 .01
Retirement Class:
5/31/24 13 .22 0 .34 1 .58 1 .92 ( 0 .26 ) — ( 0 .26 ) 14 .88
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
5/31/20 13 .04 0 .31 0 .54 0 .85 ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 13 .39
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .76% $ 853 0 .51% 0 .37% 2 .57% 14%
0 .09 597 0 .50 0 .34 2 .77 22
( 7 .71 ) 497 0 .46 0 .31 1 .88 26
28 .41 520 0 .50 0 .37 1 .65 41
6 .65 317 0 .56 0 .44 2 .02 26
14 .75 199,927 0 .58 0 .44 2 .56 14
( 0 .01 ) 246,776 0 .57 0 .42 2 .84 22
( 7 .87 ) 265,245 0 .56 0 .41 1 .66 26
28 .35 369,690 0 .58 0 .45 1 .52 41
6 .52 310,511 0 .64 0 .52 2 .26 26
14 .95 3,630,602 0 .43 0 .29 2 .70 14
0 .15 3,405,403 0 .42 0 .27 2 .97 22
( 7 .66 ) 3,872,654 0 .41 0 .26 1 .86 26
28 .49 4,216,718 0 .43 0 .30 1 .69 41
6 .69 3,244,106 0 .49 0 .37 2 .57 26
14 .66 921,422 0 .68 0 .54 2 .45 14
( 0 .10 ) 899,081 0 .67 0 .52 2 .74 22
( 7 .94 ) 1,008,369 0 .66 0 .51 1 .60 26
28 .25 1,254,456 0 .68 0 .55 1 .46 41
6 .42 1,064,906 0 .74 0 .62 2 .29 26

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
Lifecycle 2035
Class I:
5/31/24 $ 9 .33 $ 0 .23 $ 1 .34 $ 1 .57 $ ( 0 .27 ) $ — $ ( 0 .27 ) $ 10 .63
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
5/31/20 9 .96 0 .28 0 .40 0 .68 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .06
Premier Class:
5/31/24 9 .31 0 .23 1 .33 1 .56 ( 0 .26 ) — ( 0 .26 ) 10 .61
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
5/31/20 9 .93 0 .22 0 .45 0 .67 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 10 .04
Class R6:
5/31/24 9 .35 0 .24 1 .34 1 .58 ( 0 .28 ) — ( 0 .28 ) 10 .65
5/31/23 10 .13 0 .25 ( 0 .22 ) 0 .03 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
5/31/20 9 .97 0 .25 0 .44 0 .69 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 10 .07
Retirement Class:
5/31/24 13 .88 0 .33 1 .98 2 .31 ( 0 .24 ) — ( 0 .24 ) 15 .95
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
5/31/20 13 .44 0 .31 0 .58 0 .89 ( 0 .19 ) ( 0 .36 ) ( 0 .55 ) 13 .78
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
17 .03% $ 918 0 .54% 0 .38% 2 .35% 14%
0 .46 597 0 .52 0 .36 2 .58 25
( 8 .20 ) 447 0 .49 0 .34 1 .64 27
32 .02 472 0 .52 0 .39 1 .56 44
6 .64 363 0 .58 0 .46 2 .74 23
16 .98 215,181 0 .59 0 .43 2 .29 14
0 .39 264,692 0 .58 0 .41 2 .55 25
( 8 .29 ) 277,894 0 .56 0 .40 1 .52 27
31 .99 396,128 0 .59 0 .45 1 .46 44
6 .59 324,978 0 .65 0 .53 2 .14 23
17 .10 3,987,848 0 .44 0 .28 2 .46 14
0 .66 3,634,034 0 .43 0 .26 2 .68 25
( 8 .19 ) 4,103,430 0 .41 0 .25 1 .72 27
32 .19 4,468,950 0 .44 0 .30 1 .63 44
6 .67 3,369,098 0 .50 0 .38 2 .48 23
16 .78 910,652 0 .69 0 .53 2 .19 14
0 .38 853,592 0 .68 0 .51 2 .46 25
( 8 .42 ) 923,818 0 .66 0 .50 1 .46 27
31 .86 1,157,175 0 .69 0 .55 1 .40 44
6 .48 978,160 0 .75 0 .63 2 .21 23

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
Lifecycle 2040
Class I:
5/31/24 $ 9 .34 $ 0 .21 $ 1 .59 $ 1 .80 $ ( 0 .25 ) $ — $ ( 0 .25 ) $ 10 .89
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
5/31/21 9 .98 0 .17 3 .30 3 .47 ( 0 .32 ) ( 0 .62 ) ( 0 .94 ) 12 .51
5/31/20 9 .90 0 .23 0 .47 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .98
Premier Class:
5/31/24 9 .32 0 .20 1 .58 1 .78 ( 0 .24 ) — ( 0 .24 ) 10 .86
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
5/31/21 9 .95 0 .15 3 .31 3 .46 ( 0 .31 ) ( 0 .62 ) ( 0 .93 ) 12 .48
5/31/20 9 .87 0 .20 0 .48 0 .68 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 9 .95
Class R6:
5/31/24 9 .35 0 .22 1 .59 1 .81 ( 0 .26 ) — ( 0 .26 ) 10 .90
5/31/23 10 .12 0 .23 ( 0 .17 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
5/31/21 9 .99 0 .18 3 .30 3 .48 ( 0 .33 ) ( 0 .62 ) ( 0 .95 ) 12 .52
5/31/20 9 .91 0 .24 0 .46 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .99
Retirement Class:
5/31/24 14 .46 0 .30 2 .47 2 .77 ( 0 .22 ) — ( 0 .22 ) 17 .01
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
5/31/21 14 .05 0 .21 4 .69 4 .90 ( 0 .29 ) ( 0 .62 ) ( 0 .91 ) 18 .04
5/31/20 13 .71 0 .30 0 .62 0 .92 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 14 .05
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
19 .49% $ 591 0 .54% 0 .36% 2 .07% 13%
1 .04 367 0 .52 0 .33 2 .27 26
( 8 .55 ) 239 0 .48 0 .31 1 .53 29
35 .84 305 0 .51 0 .37 1 .48 46
6 .70 204 0 .57 0 .45 2 .27 23
19 .32 249,804 0 .59 0 .42 2 .00 13
0 .94 305,164 0 .58 0 .40 2 .28 26
( 8 .57 ) 314,758 0 .56 0 .39 1 .44 29
35 .81 441,951 0 .59 0 .45 1 .36 46
6 .55 372,625 0 .66 0 .54 1 .97 23
19 .56 4,859,805 0 .44 0 .27 2 .17 13
1 .11 4,401,861 0 .43 0 .25 2 .42 26
( 8 .47 ) 4,851,096 0 .41 0 .24 1 .61 29
35 .87 5,311,332 0 .44 0 .29 1 .54 46
6 .74 3,930,425 0 .51 0 .39 2 .36 23
19 .27 1,057,099 0 .69 0 .52 1 .90 13
0 .79 991,507 0 .68 0 .50 2 .20 26
( 8 .67 ) 1,085,996 0 .66 0 .49 1 .36 29
35 .59 1,391,417 0 .69 0 .55 1 .31 46
6 .51 1,161,770 0 .76 0 .64 2 .08 23

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
Lifecycle 2045
Class I:
5/31/24 $ 11 .69 $ 0 .24 $ 2 .19 $ 2 .43 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 13 .86
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
5/31/20 11 .89 0 .27 0 .57 0 .84 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .99
Premier Class:
5/31/24 11 .62 0 .23 2 .19 2 .42 ( 0 .25 ) — ( 0 .25 ) 13 .79
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
5/31/20 11 .83 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .93
Class R6:
5/31/24 11 .69 0 .25 2 .20 2 .45 ( 0 .27 ) — ( 0 .27 ) 13 .87
5/31/23 12 .61 0 .26 ( 0 .18 ) 0 .08 ( 0 .20 ) ( 0 .80 ) ( 1 .00 ) 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
5/31/20 11 .89 0 .28 0 .55 0 .83 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .98
Retirement Class:
5/31/24 11 .57 0 .21 2 .18 2 .39 ( 0 .24 ) — ( 0 .24 ) 13 .72
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
5/31/20 11 .80 0 .24 0 .56 0 .80 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .89
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .04% $ 838 0 .54% 0 .36% 1 .86% 14%
1 .03 565 0 .52 0 .33 1 .67 27
( 8 .67 ) 168 0 .45 0 .27 1 .55 29
39 .64 153 0 .50 0 .35 1 .57 46
6 .66 155 0 .56 0 .44 2 .23 19
21 .06 186,993 0 .60 0 .42 1 .78 14
0 .92 225,586 0 .58 0 .40 2 .06 27
( 8 .77 ) 224,448 0 .56 0 .38 1 .34 29
39 .52 309,234 0 .59 0 .45 1 .26 46
6 .50 234,573 0 .67 0 .55 1 .81 19
21 .22 3,613,760 0 .45 0 .27 1 .96 14
1 .08 3,141,514 0 .43 0 .25 2 .19 27
( 8 .63 ) 3,351,968 0 .41 0 .23 1 .52 29
39 .80 3,557,269 0 .44 0 .30 1 .44 46
6 .60 2,441,105 0 .52 0 .40 2 .25 19
20 .88 645,652 0 .70 0 .52 1 .69 14
0 .90 581,879 0 .68 0 .50 1 .97 27
( 8 .89 ) 613,731 0 .66 0 .48 1 .26 29
39 .38 779,894 0 .69 0 .55 1 .21 46
6 .40 621,730 0 .77 0 .65 1 .98 19

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
Lifecycle 2050
Class I:
5/31/24 $ 11 .98 $ 0 .24 $ 2 .36 $ 2 .60 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 14 .32
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
5/31/21 12 .04 0 .14 4 .63 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .82
5/31/20 11 .95 0 .28 0 .54 0 .82 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .04
Premier Class:
5/31/24 11 .91 0 .22 2 .36 2 .58 ( 0 .24 ) — ( 0 .24 ) 14 .25
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
5/31/21 12 .00 0 .18 4 .55 4 .73 ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 15 .76
5/31/20 11 .89 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 12 .00
Class R6:
5/31/24 11 .97 0 .24 2 .37 2 .61 ( 0 .27 ) — ( 0 .27 ) 14 .31
5/31/23 12 .89 0 .25 ( 0 .18 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
5/31/21 12 .05 0 .20 4 .57 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .83
5/31/20 11 .94 0 .28 0 .56 0 .84 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .05
Retirement Class:
5/31/24 11 .84 0 .21 2 .34 2 .55 ( 0 .23 ) — ( 0 .23 ) 14 .16
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
5/31/21 11 .94 0 .17 4 .53 4 .70 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 15 .68
5/31/20 11 .85 0 .24 0 .55 0 .79 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 11 .94
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .89% $ 458 0 .52% 0 .33% 1 .82% 15%
1 .00 331 0 .50 0 .31 1 .90 26
( 8 .75 ) 580 0 .49 0 .30 0 .93 27
40 .56 395 0 .49 0 .33 0 .96 43
6 .51 118 0 .55 0 .42 2 .22 18
21 .90 137,821 0 .60 0 .41 1 .69 15
0 .89 163,684 0 .59 0 .39 1 .97 26
( 8 .86 ) 159,978 0 .56 0 .37 1 .34 27
40 .35 205,713 0 .60 0 .44 1 .25 43
6 .50 152,698 0 .67 0 .55 1 .74 18
21 .99 2,901,702 0 .45 0 .26 1 .87 15
1 .06 2,485,183 0 .44 0 .24 2 .09 26
( 8 .73 ) 2,529,399 0 .41 0 .22 1 .49 27
40 .55 2,626,383 0 .45 0 .29 1 .43 43
6 .70 1,730,080 0 .52 0 .40 2 .24 18
21 .76 465,853 0 .70 0 .51 1 .60 15
0 .79 416,557 0 .69 0 .49 1 .88 26
( 8 .93 ) 439,910 0 .66 0 .47 1 .22 27
40 .27 549,874 0 .70 0 .54 1 .19 43
6 .33 424,505 0 .77 0 .65 1 .95 18

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
Lifecycle 2055
Class I:
5/31/24 $ 14 .17 $ 0 .27 $ 2 .83 $ 3 .10 $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 16 .99
5/31/23 15 .17 0 .25 ( 0 .16 ) 0 .09 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .37 0 .26 ( 1 .69 ) ( 1 .43 ) ( 0 .62 ) ( 1 .15 ) ( 1 .77 ) 15 .17
5/31/21 13 .77 0 .23 5 .30 5 .53 ( 0 .40 ) ( 0 .53 ) ( 0 .93 ) 18 .37
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
Premier Class:
5/31/24 14 .11 0 .26 2 .82 3 .08 ( 0 .27 ) — ( 0 .27 ) 16 .92
5/31/23 15 .11 0 .27 ( 0 .20 ) 0 .07 ( 0 .20 ) ( 0 .87 ) ( 1 .07 ) 14 .11
5/31/22 18 .30 0 .23 ( 1 .67 ) ( 1 .44 ) ( 0 .60 ) ( 1 .15 ) ( 1 .75 ) 15 .11
5/31/21 13 .72 0 .20 5 .29 5 .49 ( 0 .38 ) ( 0 .53 ) ( 0 .91 ) 18 .30
5/31/20 13 .56 0 .24 0 .67 0 .91 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .72
Class R6:
5/31/24 14 .17 0 .29 2 .83 3 .12 ( 0 .29 ) — ( 0 .29 ) 17 .00
5/31/23 15 .18 0 .29 ( 0 .21 ) 0 .08 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .38 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .63 ) ( 1 .15 ) ( 1 .78 ) 15 .18
5/31/21 13 .77 0 .23 5 .32 5 .55 ( 0 .41 ) ( 0 .53 ) ( 0 .94 ) 18 .38
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
Retirement Class:
5/31/24 14 .09 0 .24 2 .84 3 .08 ( 0 .26 ) — ( 0 .26 ) 16 .91
5/31/23 15 .10 0 .26 ( 0 .21 ) 0 .05 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 14 .09
5/31/22 18 .29 0 .21 ( 1 .67 ) ( 1 .46 ) ( 0 .58 ) ( 1 .15 ) ( 1 .73 ) 15 .10
5/31/21 13 .71 0 .19 5 .29 5 .48 ( 0 .37 ) ( 0 .53 ) ( 0 .90 ) 18 .29
5/31/20 13 .56 0 .27 0 .63 0 .90 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .71
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
63
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22 .11% $ 542 0 .54% 0 .34% 1 .74% 16%
1 .11 334 0 .51 0 .31 1 .79 25
( 8 .78 ) 155 0 .45 0 .26 1 .49 26
41 .04 162 0 .50 0 .33 1 .40 41
6 .56 121 0 .56 0 .41 2 .20 18
22 .02 71,798 0 .61 0 .41 1 .69 16
0 .99 81,671 0 .59 0 .39 1 .93 25
( 8 .86 ) 76,685 0 .57 0 .37 1 .33 26
40 .88 93,442 0 .60 0 .44 1 .24 41
6 .37 62,637 0 .69 0 .55 1 .68 18
22 .26 1,472,020 0 .46 0 .26 1 .84 16
1 .08 1,189,521 0 .44 0 .24 2 .05 25
( 8 .73 ) 1,127,411 0 .42 0 .22 1 .47 26
41 .14 1,092,033 0 .47 0 .29 1 .41 41
6 .56 653,177 0 .54 0 .40 2 .24 18
22 .02 221,889 0 .71 0 .51 1 .56 16
0 .82 194,120 0 .69 0 .49 1 .85 25
( 8 .97 ) 195,461 0 .67 0 .47 1 .21 26
40 .80 237,666 0 .71 0 .54 1 .18 41
6 .28 181,024 0 .79 0 .65 1 .95 18

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
Lifecycle 2060
Class I:
5/31/24 $ 12 .21 $ 0 .23 $ 2 .49 $ 2 .72 $ ( 0 .22 ) $ ( 0 .00 )
d
$ ( 0 .22 ) $ 14 .71
5/31/23 12 .95 0 .22 ( 0 .15 ) 0 .07 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 12 .21
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
5/31/21 11 .35 0 .17 4 .46 4 .63 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .35
5/31/20 11 .13 0 .25 0 .51 0 .76 ( 0 .20 ) ( 0 .34 ) ( 0 .54 ) 11 .35
Premier Class:
5/31/24 12 .19 0 .23 2 .47 2 .70 ( 0 .21 ) ( 0 .00 )
d
( 0 .21 ) 14 .68
5/31/23 12 .92 0 .23 ( 0 .16 ) 0 .07 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .19
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
5/31/21 11 .33 0 .17 4 .44 4 .61 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 15 .33
5/31/20 11 .11 0 .19 0 .56 0 .75 ( 0 .19 ) ( 0 .34 ) ( 0 .53 ) 11 .33
Class R6:
5/31/24 12 .23 0 .24 2 .49 2 .73 ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 14 .73
5/31/23 12 .96 0 .24 ( 0 .15 ) 0 .09 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .23
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
5/31/21 11 .35 0 .19 4 .45 4 .64 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .36
5/31/20 11 .13 0 .25 0 .52 0 .77 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 11 .35
Retirement Class:
5/31/24 12 .17 0 .20 2 .48 2 .68 ( 0 .20 ) ( 0 .00 )
d
( 0 .20 ) 14 .65
5/31/23 12 .90 0 .21 ( 0 .15 ) 0 .06 ( 0 .16 ) ( 0 .63 ) ( 0 .79 ) 12 .17
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
5/31/21 11 .31 0 .16 4 .43 4 .59 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 15 .30
5/31/20 11 .10 0 .22 0 .51 0 .73 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 11 .31
a
Based on average shares outstanding.
b
Total returns are not annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
65
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22 .46% $ 530 0 .56% 0 .35% 1 .75% 15%
1 .02 397 0 .55 0 .31 1 .85 24
( 8 .77 ) 208 0 .51 0 .28 1 .48 26
41 .50 241 0 .54 0 .34 1 .25 40
6 .60 117 0 .66 0 .44 2 .16 22
22 .33 26,358 0 .63 0 .41 1 .70 15
1 .01 23,600 0 .62 0 .39 1 .90 24
( 8 .92 ) 19,013 0 .60 0 .37 1 .39 26
41 .44 18,792 0 .64 0 .44 1 .25 40
6 .48 10,846 0 .77 0 .55 1 .68 22
22 .51 620,377 0 .48 0 .26 1 .80 15
1 .16 436,209 0 .47 0 .24 2 .00 24
( 8 .71 ) 364,640 0 .45 0 .22 1 .48 26
41 .61 313,864 0 .49 0 .29 1 .39 40
6 .60 155,744 0 .62 0 .39 2 .18 22
22 .17 87,446 0 .73 0 .51 1 .51 15
0 .90 67,883 0 .72 0 .49 1 .78 24
( 8 .97 ) 60,036 0 .70 0 .47 1 .22 26
41 .31 63,880 0 .74 0 .54 1 .16 40
6 .32 38,705 0 .87 0 .65 1 .91 22

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
N et
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
Lifecycle 2065
Class I:
5/31/24 $ 10.34 $ 0.20 $ 2.14 $ 2.34 $ (0.18) $ (0.01) $ (0.19) $ 12.49
5/31/23 10.55 0.20 (0.11) 0.09 (0.15) (0.15) (0.30) 10.34
5/31/22 12.44 0.19 (1.21) (1.02) (0.55) (0.32) (0.87) 10.55
5/31/21
*
10.00 0.13 2.60 2.73 (0.26) (0.03) (0.29) 12.44
Premier Class:
5/31/24 10.39 0.19 2.15 2.34 (0.17) (0.01) (0.18) 12.55
5/31/23 10.59 0.18 (0.10) 0.08 (0.13) (0.15) (0.28) 10.39
5/31/22 12.43 0.13 (1.13) (1.00) (0.52) (0.32) (0.84) 10.59
5/31/21
*
10.00 0.12 2.60 2.72 (0.26) (0.03) (0.29) 12.43
Class R6:
5/31/24 10.53 0.20 2.20 2.40 (0.18) (0.01) (0.19) 12.74
5/31/23 10.74 0.19 (0.09) 0.10 (0.16) (0.15) (0.31) 10.53
5/31/22 12.45 0.17 (1.15) (0.98) (0.41) (0.32) (0.73) 10.74
5/31/21
*
10.00 0.14 2.60 2.74 (0.26) (0.03) (0.29) 12.45
Retirement Class:
5/31/24 10.53 0.18 2.18 2.36 (0.16) (0.01) (0.17) 12.72
5/31/23 10.73 0.17 (0.09) 0.08 (0.13) (0.15) (0.28) 10.53
5/31/22 12.42 0.10 (1.07) (0.97) (0.40) (0.32) (0.72) 10.73
5/31/21
*
10.00 0.12 2.58 2.70 (0.25) (0.03) (0.28) 12.42
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and
the TIAA-CREF Real Property Fund LP.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
67
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22.77% $ 687 0.76% 0.26% 1.79% 34%
1.05 541 0.96 0.24 2.04 55
(8.96) 527 1.81 0.23 1.55 109
27.62 622 5.07
c
0.41
c
1.70
c
49
22.58 4,320 0.90 0.40 1.68 34
0.94 2,922 1.10 0.38 1.84 55
(8.78) 1,784 1.96 0.36 1.11 109
27.51 726 5.20
c
0.41
c
1.60
c
49
22.85 71,437 0.75 0.25 1.75 34
1.07 31,199 0.95 0.23 1.85 55
(8.52) 17,581 1.80 0.21 1.44 109
27.76 4,818 4.73
c
0.26
c
1.81
c
49
22.46 14,493 1.00 0.50 1.51 34
0.88 7,460 1.20 0.48 1.71 55
(8.46) 3,862 2.06 0.46 0.91 109
27.38 802 5.33
c
0.51
c
1.54
c
49

68
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Class and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Class A, Class I, Premier Class,
Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares of the Funds, of less than certain amounts, as set forth in the Funds’ prospectus. The Funds offer their shares through their principal underwriter, Nuveen
Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
New Name Former Name Short Name
Nuveen Lifecycle Retirement Income Fund TIAA-CREF Lifecycle Retirement Income Fund Lifecycle Retirement Income
Nuveen Lifecycle 2010 Fund TIAA-CREF Lifecycle 2010 Fund Lifecycle 2010
Nuveen Lifecycle 2015 Fund TIAA-CREF Lifecycle 2015 Fund Lifecycle 2015
Nuveen Lifecycle 2020 Fund TIAA-CREF Lifecycle 2020 Fund Lifecycle 2020
Nuveen Lifecycle 2025 Fund TIAA-CREF Lifecycle 2025 Fund Lifecycle 2025
Nuveen Lifecycle 2030 Fund TIAA-CREF Lifecycle 2030 Fund Lifecycle 2030
Nuveen Lifecycle 2035 Fund TIAA-CREF Lifecycle 2035 Fund Lifecycle 2035
Nuveen Lifecycle 2040 Fund TIAA-CREF Lifecycle 2040 Fund Lifecycle 2040
Nuveen Lifecycle 2045 Fund TIAA-CREF Lifecycle 2045 Fund Lifecycle 2045
Nuveen Lifecycle 2050 Fund TIAA-CREF Lifecycle 2050 Fund Lifecycle 2050
Nuveen Lifecycle 2055 Fund TIAA-CREF Lifecycle 2055 Fund Lifecycle 2055
Nuveen Lifecycle 2060 Fund TIAA-CREF Lifecycle 2060 Fund Lifecycle 2060
Nuveen Lifecycle 2065 Fund TIAA-CREF Lifecycle 2065 Fund Lifecycle 2065
1 1 1
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

69
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
70
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 399,169,603 $ — $ — $ — $ 399,169,603
TIAA-CREF Real Property Fund LP — — — 19,278,385 19,278,385
Short-term investments — 169,000 — — 169,000
Total $ 399,169,603 $ 169,000 $ — $ 19,278,385 $ 418,616,988
Lifecycle 2010
Registered investment companies $ 780,571,153 $ — $ — $ — $ 780,571,153
TIAA-CREF Real Property Fund LP — — — 22,826,075 22,826,075
Short-term investments — 572,000 — — 572,000
Total $ 780,571,153 $ 572,000 $ — $ 22,826,075 $ 803,969,228
Lifecycle 2015
Registered investment companies $ 1,103,898,423 $ — $ — $ — $ 1,103,898,423
TIAA-CREF Real Property Fund LP — — — 53,309,054 53,309,054
Short-term investments — 77,000 — — 77,000
Total $ 1,103,898,423 $ 77,000 $ — $ 53,309,054 $ 1,157,284,477
Lifecycle 2020
Registered investment companies $ 2,396,716,477 $ — $ — $ — $ 2,396,716,477
TIAA-CREF Real Property Fund LP — — — 115,715,998 115,715,998
Short-term investments — 361,000 — — 361,000
Total $ 2,396,716,477 $ 361,000 $ — $ 115,715,998 $ 2,512,793,475
Lifecycle 2025
Registered investment companies $ 3,730,736,533 $ — $ — $ — $ 3,730,736,533
TIAA-CREF Real Property Fund LP — — — 180,080,434 180,080,434
Short-term investments — 2,619,000 — — 2,619,000
Total $ 3,730,736,533 $ 2,619,000 $ — $ 180,080,434 $ 3,913,435,967
Lifecycle 2030
Registered investment companies $ 4,528,469,201 $ — $ — $ — $ 4,528,469,201
TIAA-CREF Real Property Fund LP — — — 218,509,112 218,509,112
Short-term investments — 3,105,000 — — 3,105,000
Total $ 4,528,469,201 $ 3,105,000 $ — $ 218,509,112 $ 4,750,083,313
Lifecycle 2035
Registered investment companies $ 4,873,863,706 $ — $ — $ — $ 4,873,863,706
TIAA-CREF Real Property Fund LP — — — 235,086,540 235,086,540
Short-term investments — 5,357,000 — — 5,357,000
Total $ 4,873,863,706 $ 5,357,000 $ — $ 235,086,540 $ 5,114,307,246
Lifecycle 2040
Registered investment companies $ 5,875,247,512 $ — $ — $ — $ 5,875,247,512
TIAA-CREF Real Property Fund LP — — — 283,260,936 283,260,936
Short-term investments — 7,726,000 — — 7,726,000
Total $ 5,875,247,512 $ 7,726,000 $ — $ 283,260,936 $ 6,166,234,448
Lifecycle 2045
Registered investment companies $ 4,236,796,472 $ — $ — $ — $ 4,236,796,472
TIAA-CREF Real Property Fund LP — — — 204,212,687 204,212,687
Short-term investments — 5,433,000 — — 5,433,000
Total $ 4,236,796,472 $ 5,433,000 $ — $ 204,212,687 $ 4,446,442,159
Lifecycle 2050
Registered investment companies $ 3,339,615,155 $ — $ — $ — $ 3,339,615,155
TIAA-CREF Real Property Fund LP — — — 160,945,252 160,945,252
Short-term investments — 3,913,000 — — 3,913,000
Total $ 3,339,615,155 $ 3,913,000 $ — $ 160,945,252 $ 3,504,473,407
Lifecycle 2055
Registered investment companies $ 1,681,485,216 $ — $ — $ — $ 1,681,485,216
TIAA-CREF Real Property Fund LP — — — 81,032,584 81,032,584
Short-term investments — 2,700,000 — — 2,700,000
Total $ 1,681,485,216 $ 2,700,000 $ — $ 81,032,584 $ 1,765,217,800
Lifecycle 2060
Registered investment companies $ 699,236,513 $ — $ — $ — $ 699,236,513
TIAA-CREF Real Property Fund LP — — — 33,695,865 33,695,865
Short-term investments — 1,552,000 — — 1,552,000
Total $ 699,236,513 $ 1,552,000 $ — $ 33,695,865 $ 734,484,378

71
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolio of
Investments.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2065
Registered investment companies $ 86,235,887 $ — $ — $ — $ 86,235,887
TIAA-CREF Real Property Fund LP — — — 4,155,605 4,155,605
Short-term investments — 256,000 — — 256,000
Total $ 86,235,887 $ 256,000 $ — $ 4,155,605 $ 90,647,492
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Retirement Income Fixed Income Clearing Corporation $ 169,000 $ (172,473)
Lifecycle 2010 Fixed Income Clearing Corporation 572,000 (583,524)
Lifecycle 2015 Fixed Income Clearing Corporation 77,000 (78,555)
Lifecycle 2020 Fixed Income Clearing Corporation 361,000 (368,276)
Lifecycle 2025 Fixed Income Clearing Corporation 2,619,000 (2,671,448)
Lifecycle 2030 Fixed Income Clearing Corporation 3,105,000 (3,167,279)
Lifecycle 2035 Fixed Income Clearing Corporation 5,357,000 (5,464,227)
Lifecycle 2040 Fixed Income Clearing Corporation 7,726,000 (7,880,564)
Lifecycle 2045 Fixed Income Clearing Corporation 5,433,000 (5,541,811)
Lifecycle 2050 Fixed Income Clearing Corporation 3,913,000 (3,991,324)
Lifecycle 2055 Fixed Income Clearing Corporation 2,700,000 (2,754,183)
Lifecycle 2060 Fixed Income Clearing Corporation 1,552,000 (1,583,189)
Lifecycle 2065 Fixed Income Clearing Corporation 256,000 (261,175)

Notes to Financial Statements
(continued)
72
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 53,439,313 $ 105,120,630
12.2
Lifecycle 2010 117,182,195 215,437,161
12.3
Lifecycle 2015 152,685,858 292,165,646
12.4
Lifecycle 2020 307,988,629 678,994,106
12.5
Lifecycle 2025 509,637,546 918,867,330
12.6
Lifecycle 2030 648,423,781 893,051,507
12.7
Lifecycle 2035 708,092,587 908,632,406
12.8
Lifecycle 2040 764,171,938 1,092,202,420
12.9
Lifecycle 2045 587,666,704 709,149,955
13.01
Lifecycle 2050 486,408,004 552,579,674
13.1
Lifecycle 2055 304,455,117 257,164,931
13.2
Lifecycle 2060 198,505,291 92,115,886
13.3
Lifecycle 2065 59,273,489 21,373,351
Year Ended
5/31/24
Year Ended
5/31/23
12.1
Lifecycle Retirement Income Shares Amount Shares Amount
Subscriptions:
Class A 433,655 $ 4,649,203 538,372 $ 5,676,710
Class I – – 2,200 23,540
Premier Class 97,480 1,033,218 102,554 1,079,331
Class R6 1,894,748 20,150,886 1,257,585 13,342,606
Retirement Class 447,110 4,789,005 683,664 7,143,848
Total subscriptions 2,872,993 30,622,312 2,584,375 27,266,035
Reinvestments of distributions:
Class A 373,021 3,989,284 672,562 6,877,590
Class I 713 7,653 1,676 17,187
Premier Class 37,327 398,934 88,231 903,373
Class R6 552,701 5,915,189 1,089,839 11,161,094
Retirement Class 404,463 4,318,428 797,641 8,148,119
Total reinvestments of distributions 1,368,225 14,629,488 2,649,949 27,107,363
Redemptions:
Class A (1,517,407) (16,303,756) (1,110,537) (11,675,236)
Class I (855) (9,006) (28,091) (301,425)
Premier Class (698,781) (7,420,310) (315,894) (3,320,054)
Class R6 (4,836,522) (52,159,628) (5,868,076) (61,430,375)
Retirement Class (2,159,852) (23,038,570) (2,824,817) (29,520,020)
Total redemptions (9,213,417) (98,931,270) (10,147,415) (106,247,110)
Net increase (decrease) from shareholder transactions (4,972,199) $ (53,679,470) (4,913,091) $ (51,873,712)
Year Ended
5/31/24
Year Ended
5/31/23
12.2
Lifecycle 2010 Shares Amount Shares Amount
Subscriptions:
Class I – $ – – $ –
Premier Class 274,759 2,657,063 215,080 2,092,570
Class R6 3,769,540 37,031,541 3,614,500 34,407,848
Retirement Class 720,436 8,850,128 570,016 6,851,613
Total subscriptions 4,764,735 48,538,732 4,399,596 43,352,031
Reinvestments of distributions:
Class I 234 2,286 414 3,843
Premier Class 145,231 1,407,286 334,556 3,091,298
Class R6 2,196,057 21,323,714 4,439,737 41,111,964
Retirement Class 568,429 6,997,365 1,230,126 14,318,674
Total reinvestments of distributions 2,909,951 29,730,651 6,004,833 58,525,779
Redemptions:
Class I – – (2,330) (23,392)
Premier Class (1,336,291) (13,017,239) (1,140,964) (10,994,447)
Class R6 (12,953,147) (126,422,270) (16,298,133) (159,505,225)
Retirement Class (3,347,115) (41,251,872) (4,114,664) (49,544,026)
Total redemptions (17,636,553) (180,691,381) (21,556,091) (220,067,090)
Net increase (decrease) from shareholder transactions (9,961,867) $ (102,421,998) (11,151,662) $ (118,189,280)

73
Year Ended
5/31/24
Year Ended
5/31/23
12.3
Lifecycle 2015 Shares Amount Shares Amount
Subscriptions:
Class I – $ – – $ –
Premier Class 498,860 4,308,836 236,853 2,038,118
Class R6 4,358,795 38,323,222 4,055,246 34,645,281
Retirement Class 1,828,109 21,402,332 2,098,950 23,828,765
Total subscriptions 6,685,764 64,034,390 6,391,049 60,512,164
Reinvestments of distributions:
Class I 1,038 9,022 2,379 19,629
Premier Class 198,250 1,716,848 509,804 4,190,586
Class R6 3,377,164 29,347,554 7,176,454 59,205,748
Retirement Class 740,602 8,650,230 1,635,713 17,976,483
Total reinvestments of distributions 4,317,054 39,723,654 9,324,350 81,392,446
Redemptions:
Class I (6,795) (59,999) – –
Premier Class (2,736,462) (23,748,817) (1,826,554) (15,669,495)
Class R6 (19,318,250) (168,124,946) (22,904,648) (199,370,855)
Retirement Class (5,183,233) (60,492,244) (6,591,873) (75,024,585)
Total redemptions (27,244,740) (252,426,006) (31,323,075) (290,064,935)
Net increase (decrease) from shareholder transactions (16,241,922) $ (148,667,962) (15,607,676) $ (148,160,325)
Year Ended
5/31/24
Year Ended
5/31/23
12.4
Lifecycle 2020 Shares Amount Shares Amount
Subscriptions:
Class I 433 $ 4,098 27,164 $ 243,662
Premier Class 615,272 5,521,845 958,294 8,534,254
Class R6 9,108,728 83,167,889 9,046,353 80,749,414
Retirement Class 1,650,063 20,516,811 1,388,638 16,743,403
Total subscriptions 11,374,496 109,210,643 11,420,449 106,270,733
Reinvestments of distributions:
Class I 2,346 21,159 4,872 41,360
Premier Class 407,611 3,672,579 1,198,371 10,162,188
Class R6 7,348,605 66,357,906 16,335,969 138,855,737
Retirement Class 1,165,311 14,601,344 2,894,787 33,811,107
Total reinvestments of distributions 8,923,873 84,652,988 20,433,999 182,870,392
Redemptions:
Class I (26,993) (244,878) (5,339) (46,545)
Premier Class (7,335,038) (66,134,691) (3,502,274) (31,179,156)
Class R6 (42,907,519) (389,330,718) (49,415,101) (444,290,955)
Retirement Class (10,477,131) (131,096,521) (10,867,306) (131,189,772)
Total redemptions (60,746,681) (586,806,808) (63,790,020) (606,706,428)
Net increase (decrease) from shareholder transactions (40,448,312) $ (392,943,177) (31,935,572) $ (317,565,303)
Year Ended
5/31/24
Year Ended
5/31/23
12.5
Lifecycle 2025 Shares Amount Shares Amount
Subscriptions:
Class I 13,326 $ 125,471 57,120 $ 527,161
Premier Class 1,705,503 15,876,187 2,187,763 20,102,931
Class R6 15,645,291 148,258,330 18,136,108 166,947,002
Retirement Class 2,403,383 31,821,471 2,231,908 28,367,168
Total subscriptions 19,767,503 196,081,459 22,612,899 215,944,262
Reinvestments of distributions:
Class I 2,834 26,729 4,735 41,525
Premier Class 615,708 5,781,500 1,868,790 16,314,540
Class R6 10,270,415 96,850,017 25,042,494 219,622,671
Retirement Class 1,329,720 17,685,277 3,782,348 46,295,936
Total reinvestments of distributions 12,218,677 120,343,523 30,698,367 282,274,672
Redemptions:
Class I (32,414) (308,366) (7,468) (67,270)
Premier Class (10,476,187) (98,384,052) (3,687,382) (33,697,590)
Class R6 (53,544,359) (508,096,110) (73,961,374) (691,355,718)
Retirement Class (12,301,216) (163,661,102) (11,764,653) (149,398,039)
Total redemptions (76,354,176) (770,449,630) (89,420,877) (874,518,617)
Net increase (decrease) from shareholder transactions (44,367,996) $ (454,024,648) (36,109,611) $ (376,299,683)

Notes to Financial Statements
(continued)
74
Year Ended
5/31/24
Year Ended
5/31/23
12.6
Lifecycle 2030 Shares Amount Shares Amount
Subscriptions:
Class I 36,170 $ 354,398 28,823 $ 275,053
Premier Class 2,460,993 23,328,078 2,343,037 21,792,289
Class R6 22,894,247 221,980,026 27,344,443 255,067,752
Retirement Class 3,377,573 47,152,530 3,233,094 42,713,024
Total subscriptions 28,768,983 292,815,032 32,949,397 319,848,118
Reinvestments of distributions:
Class I 1,812 17,467 3,379 29,774
Premier Class 651,585 6,248,703 2,180,319 19,099,591
Class R6 10,893,857 105,016,784 29,168,792 256,977,057
Retirement Class 1,193,209 16,704,931 3,833,648 48,610,658
Total reinvestments of distributions 12,740,463 127,987,885 35,186,138 324,717,080
Redemptions:
Class I (19,644) (198,171) (17,171) (166,871)
Premier Class (10,496,353) (100,691,110) (4,290,938) (39,666,590)
Class R6 (50,051,694) (484,938,640) (74,773,754) (707,187,201)
Retirement Class (10,654,918) (149,050,344) (11,186,111) (147,266,751)
Total redemptions (71,222,609) (734,878,265) (90,267,974) (894,287,413)
Net increase (decrease) from shareholder transactions (29,713,163) $ (314,075,348) (22,132,439) $ (249,722,215)
Year Ended
5/31/24
Year Ended
5/31/23
12.7
Lifecycle 2035 Shares Amount Shares Amount
Subscriptions:
Class I 25,142 $ 262,197 17,577 $ 166,956
Premier Class 2,702,997 26,291,383 2,611,737 24,490,486
Class R6 25,621,992 253,828,740 30,668,720 289,812,700
Retirement Class 3,409,573 50,558,462 2,741,861 37,825,781
Total subscriptions 31,759,704 330,940,782 36,039,895 352,295,923
Reinvestments of distributions:
Class I 1,563 15,472 3,755 33,342
Premier Class 579,190 5,722,397 2,343,733 20,765,474
Class R6 10,503,319 104,087,889 32,069,754 285,100,109
Retirement Class 950,518 14,124,702 3,521,881 46,524,052
Total reinvestments of distributions 12,034,590 123,950,460 37,939,123 352,422,977
Redemptions:
Class I (4,319) (45,012) (1,489) (14,152)
Premier Class (11,418,018) (111,382,410) (4,058,202) (38,116,862)
Class R6 (50,307,243) (500,942,206) (78,964,298) (760,415,932)
Retirement Class (8,772,119) (130,032,343) (7,896,088) (108,712,142)
Total redemptions (70,501,699) (742,401,971) (90,920,077) (907,259,088)
Net increase (decrease) from shareholder transactions (26,707,405) $ (287,510,729) (16,941,059) $ (202,540,188)
Year Ended
5/31/24
Year Ended
5/31/23
12.8
Lifecycle 2040 Shares Amount Shares Amount
Subscriptions:
Class I 14,973 $ 152,630 15,363 $ 145,703
Premier Class 3,495,767 34,199,040 2,594,363 24,231,645
Class R6 27,883,638 278,770,192 33,689,108 317,712,234
Retirement Class 2,813,218 43,706,569 2,787,493 39,853,927
Total subscriptions 34,207,596 356,828,431 39,086,327 381,943,509
Reinvestments of distributions:
Class I 861 8,627 1,777 15,656
Premier Class 601,976 6,019,759 2,778,633 24,451,968
Class R6 11,393,482 114,276,623 40,538,576 357,550,245
Retirement Class 895,621 14,025,423 4,000,200 54,642,731
Total reinvestments of distributions 12,891,940 134,330,432 47,319,186 436,660,600
Redemptions:
Class I (892) (8,970) (1,466) (13,166)
Premier Class (13,853,760) (136,330,356) (3,817,919) (36,053,685)
Class R6 (64,252,883) (645,033,029) (82,592,569) (791,662,756)
Retirement Class (10,132,726) (158,378,183) (9,778,803) (139,793,375)
Total redemptions (88,240,261) (939,750,538) (96,190,757) (967,522,982)
Net increase (decrease) from shareholder transactions (41,140,725) $ (448,591,675) (9,785,244) $ (148,918,873)

75
Year Ended
5/31/24
Year Ended
5/31/23
12.9
Lifecycle 2045 Shares Amount Shares Amount
Subscriptions:
Class I 15,132 $ 193,389 35,302 $ 410,394
Premier Class 2,219,476 27,470,385 2,165,378 25,226,927
Class R6 21,973,395 277,220,123 24,617,995 288,447,994
Retirement Class 3,193,589 40,213,928 3,298,000 38,234,152
Total subscriptions 27,401,592 345,097,825 30,116,675 352,319,467
Reinvestments of distributions:
Class I 905 11,443 761 8,356
Premier Class 285,134 3,589,833 1,571,380 17,159,472
Class R6 5,607,406 70,933,689 21,916,340 240,641,410
Retirement Class 927,090 11,616,438 4,234,599 46,030,089
Total reinvestments of distributions 6,820,535 86,151,403 27,723,080 303,839,327
Redemptions:
Class I (3,951) (48,428) (1,030) (12,684)
Premier Class (8,349,883) (102,647,216) (2,225,729) (26,072,753)
Class R6 (35,711,665) (453,214,173) (43,645,377) (520,487,999)
Retirement Class (7,357,392) (92,650,132) (6,390,186) (73,729,002)
Total redemptions (51,422,891) (648,559,949) (52,262,322) (620,302,438)
Net increase (decrease) from shareholder transactions (17,200,764) $ (217,310,721) 5,577,433 $ 35,856,356
Year Ended
5/31/24
Year Ended
5/31/23
13.01
Lifecycle 2050 Shares Amount Shares Amount
Subscriptions:
Class I 7,834 $ 103,640 6,009 $ 73,828
Premier Class 2,032,289 25,822,530 1,922,913 22,788,492
Class R6 19,505,170 252,685,367 22,648,264 271,013,243
Retirement Class 2,532,808 32,680,173 2,744,846 32,554,487
Total subscriptions 24,078,101 311,291,710 27,322,032 326,430,050
Reinvestments of distributions:
Class I 401 5,223 1,283 14,393
Premier Class 188,061 2,435,390 1,076,868 12,028,621
Class R6 4,073,015 52,989,920 16,352,319 183,309,490
Retirement Class 603,267 7,770,079 2,903,138 32,224,835
Total reinvestments of distributions 4,864,744 63,200,612 20,333,608 227,577,339
Redemptions:
Class I (3,931) (52,821) (24,679) (290,348)
Premier Class (6,283,935) (79,284,743) (1,730,332) (20,561,690)
Class R6 (28,450,518) (370,290,822) (27,659,834) (336,520,581)
Retirement Class (5,401,775) (69,653,716) (4,955,758) (58,495,710)
Total redemptions (40,140,159) (519,282,102) (34,370,603) (415,868,329)
Net increase (decrease) from shareholder transactions (11,197,314) $ (144,789,780) 13,285,037 $ 138,139,060
Year Ended
5/31/24
Year Ended
5/31/23
13.1
Lifecycle 2055 Shares Amount Shares Amount
Subscriptions:
Class I 9,080 $ 142,095 13,005 $ 184,788
Premier Class 1,147,339 17,310,104 1,018,870 14,258,603
Class R6 12,759,571 196,379,956 14,206,786 200,594,633
Retirement Class 1,625,713 24,942,526 1,715,773 24,111,919
Total subscriptions 15,541,703 238,774,681 16,954,434 239,149,943
Reinvestments of distributions:
Class I 337 5,202 455 6,036
Premier Class 76,532 1,176,296 424,388 5,606,170
Class R6 1,590,293 24,538,229 6,043,641 80,138,674
Retirement Class 220,324 3,384,176 1,052,945 13,898,868
Total reinvestments of distributions 1,887,486 29,103,903 7,521,429 99,649,748
Redemptions:
Class I (1,094) (16,335) (92) (1,321)
Premier Class (2,770,787) (41,477,392) (728,896) (10,190,769)
Class R6 (11,709,796) (181,340,565) (10,601,565) (152,428,904)
Retirement Class (2,494,528) (38,250,524) (1,943,257) (27,035,230)
Total redemptions (16,976,205) (261,084,816) (13,273,810) (189,656,224)
Net increase (decrease) from shareholder transactions 452,984 $ 6,793,768 11,202,053 $ 149,143,467

Notes to Financial Statements
(continued)
76
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in partnerships, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
13.2
Lifecycle 2060 Shares Amount Shares Amount
Subscriptions:
Class I 12,996 $ 177,826 15,764 $ 192,560
Premier Class 848,687 11,194,422 651,373 7,856,747
Class R6 10,633,692 142,198,740 10,060,337 121,775,409
Retirement Class 1,464,735 19,573,023 1,359,186 16,387,118
Total subscriptions 12,960,110 173,144,011 12,086,660 146,211,834
Reinvestments of distributions:
Class I 429 5,728 667 7,622
Premier Class 26,262 349,811 116,744 1,332,049
Class R6 658,741 8,794,194 2,120,439 24,236,620
Retirement Class 83,407 1,109,318 342,124 3,896,791
Total reinvestments of distributions 768,839 10,259,051 2,579,974 29,473,082
Redemptions:
Class I (9,881) (138,547) (40) (466)
Premier Class (1,015,377) (13,219,250) (303,750) (3,606,591)
Class R6 (4,848,320) (65,068,293) (4,643,760) (57,436,613)
Retirement Class (1,159,473) (15,386,181) (776,942) (9,290,311)
Total redemptions (7,033,051) (93,812,271) (5,724,492) (70,333,981)
Net increase (decrease) from shareholder transactions 6,695,898 $ 89,590,791 8,942,142 $ 105,350,935
Year Ended
5/31/24
Year Ended
5/31/23
13.3
Lifecycle 2065 Shares Amount Shares Amount
Subscriptions:
Class I 2,710 $ 31,361 2,941 $ 30,309
Premier Class 243,089 2,762,441 177,922 1,787,554
Class R6 3,506,620 40,721,685 2,056,822 21,030,683
Retirement Class 766,945 8,937,553 489,198 4,995,196
Total subscriptions 4,519,364 52,453,040 2,726,883 27,843,742
Reinvestments of distributions:
Class I 55 621 51 497
Premier Class 3,405 38,717 5,459 53,005
Class R6 59,323 683,995 50,389 495,823
Retirement Class 11,631 134,110 13,189 129,910
Total reinvestments of distributions 74,414 857,443 69,088 679,235
Redemptions:
Class I (34) (397) (740) (7,540)
Premier Class (183,521) (2,055,662) (70,662) (703,971)
Class R6 (918,906) (10,723,870) (782,462) (8,093,958)
Retirement Class (347,858) (4,023,210) (153,756) (1,571,024)
Total redemptions (1,450,319) (16,803,139) (1,007,620) (10,376,493)
Net increase (decrease) from shareholder transactions 3,143,459 $ 36,507,344 1,788,351 $ 18,146,484

77
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $405,824,343 $49,004,383 $(36,211,738) $12,792,645
12.2
Lifecycle 2010 769,717,079 100,245,120 (65,992,971) 34,252,149
12.3
Lifecycle 2015 1,151,678,867 115,171,754 (109,566,142) 5,605,612
12.4
Lifecycle 2020 2,451,427,320 282,394,885 (221,028,729) 61,366,156
12.5
Lifecycle 2025 3,736,325,102 493,028,494 (315,917,629) 177,110,865
12.6
Lifecycle 2030 4,385,125,706 685,959,107 (321,001,499) 364,957,608
12.7
Lifecycle 2035 4,515,428,270 867,645,393 (268,766,417) 598,878,976
12.8
Lifecycle 2040 5,189,752,863 1,222,827,291 (246,345,706) 976,481,585
12.9
Lifecycle 2045 3,624,219,504 976,081,933 (153,859,278) 822,222,655
13.01
Lifecycle 2050 2,867,266,573 746,089,930 (108,883,096) 637,206,834
13.1
Lifecycle 2055 1,493,516,152 331,586,523 (59,884,875) 271,701,648
13.2
Lifecycle 2060 643,715,308 116,046,681 (25,277,611) 90,769,070
13.3
Lifecycle 2065 80,661,111 12,047,779 (2,061,397) 9,986,382
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $2,099,522 $– $12,792,645 $(1,721,025) $– $(54,705) $13,116,437
12.2
Lifecycle 2010 10,135,378 5,110,268 34,252,149 – – (209,813) 49,287,982
12.3
Lifecycle 2015 13,535,428 – 5,605,612 (2,426,212) – (299,769) 16,415,059
12.4
Lifecycle 2020 28,714,623 2,398,481 61,366,156 – – (443,649) 92,035,611
12.5
Lifecycle 2025 38,954,069 13,864,499 177,110,865 – – (469,910) 229,459,523
12.6
Lifecycle 2030 37,423,429 17,191,811 364,957,608 – – (463,266) 419,109,582
12.7
Lifecycle 2035 31,598,916 – 598,878,976 (2,210,702) – (467,071) 627,800,119
12.8
Lifecycle 2040 26,802,915 211,507 976,481,585 – – (608,037) 1,002,887,970
12.9
Lifecycle 2045 11,726,313 24,697,891 822,222,655 – – (221,114) 858,425,745
13.01
Lifecycle 2050 6,663,979 25,335,222 637,206,834 – – (142,113) 669,063,922
13.1
Lifecycle 2055 2,187,773 21,556,215 271,701,648 – – (41,649) 295,403,987
13.2
Lifecycle 2060 – 10,295,505 90,769,070 – – (9,349) 101,055,226
13.3
Lifecycle 2065 – 1,418,396 9,986,382 – (207,145) (409) 11,197,224
5/31/24 5/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
12.1
Lifecycle Retirement Income $ 14,795,135 $ – $ 13,270,979 $ 14,112,422
12.2
Lifecycle 2010 29,734,344 – 29,379,383 29,158,365
12.3
Lifecycle 2015 39,787,142 – 36,413,594 45,111,498
12.4
Lifecycle 2020 84,779,806 – 75,174,490 107,977,277
12.5
Lifecycle 2025 120,680,900 – 102,138,283 181,293,762
12.6
Lifecycle 2030 128,083,748 – 101,654,559 223,672,262
12.7
Lifecycle 2035 124,069,261 – 92,477,284 260,383,909
12.8
Lifecycle 2040 134,417,378 – 93,184,722 343,941,755
12.9
Lifecycle 2045 86,297,811 – 58,744,900 245,683,071
13.01
Lifecycle 2050 63,234,478 – 43,573,826 184,213,360
13.1
Lifecycle 2055 29,176,047 – 21,085,365 78,783,341
13.2
Lifecycle 2060 10,253,441 59,584 7,135,213 22,421,673
13.3
Lifecycle 2065 916,863 28,656 358,995 469,466

Notes to Financial Statements
(continued)
78
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryovers:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the
Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2026, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying
Funds fee rate portion of each Fund’s management fee through September 30, 2024. As of the end of the current fiscal period, the
Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Service Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service
Agreement.
Fund Short-Term Long-Term Total
12.1
Lifecycle Retirement Income $ 1,048,776 $ 672,249 $ 1,721,025
12.2
Lifecycle 2010 – – –
12.3
Lifecycle 2015 2,426,212 – 2,426,212
12.4
Lifecycle 2020 – – –
12.5
Lifecycle 2025 – – –
12.6
Lifecycle 2030 – – –
12.7
Lifecycle 2035 2,210,702 – 2,210,702
12.8
Lifecycle 2040 – – –
12.9
Lifecycle 2045 – – –
13.01
Lifecycle 2050 – – –
13.1
Lifecycle 2055 – – –
13.2
Lifecycle 2060 – – –
13.3
Lifecycle 2065 – – –
Fund Utilized
12.1
Lifecycle Retirement Income $5,081,500
12.2
Lifecycle 2010 9,486,241
12.3
Lifecycle 2015 15,233,301
12.4
Lifecycle 2020 41,207,994
12.5
Lifecycle 2025 71,060,985
12.6
Lifecycle 2030 85,960,191
12.7
Lifecycle 2035 112,500,233
12.8
Lifecycle 2040 136,256,036
12.9
Lifecycle 2045 73,684,881
13.01
Lifecycle 2050 46,121,741
13.1
Lifecycle 2055 14,981,184
13.2
Lifecycle 2060 3,967,877
13.3
Lifecycle 2065 –
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/23 Prior to 10/1/23
Lifecycle Retirement Income 0.29% 0.023% 0.127%
Lifecycle 2010 0.29 0.016 0.123
Lifecycle 2015 0.29 0.024 0.128
Lifecycle 2020 0.29 0.028 0.130
Lifecycle 2025 0.30 0.023 0.132
Lifecycle 2030 0.30 0.028 0.144
Lifecycle 2035 0.31 0.045 0.156
Lifecycle 2040 0.32 0.060 0.176
Lifecycle 2045 0.32 0.063 0.175
Lifecycle 2050 0.32 0.074 0.185
Lifecycle 2055 0.32 0.074 0.185
Lifecycle 2060 0.32 0.075 0.185
Lifecycle 2065 0.32 0.087 0.196

79
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of the distribution Rule 12b-1 plan, the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Retirement Income Fund at the
maximum annual rates of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each
Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/
or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the
Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds 0.00% of average daily net assets for the
Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the
Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least
September 30, 2024, unless changed with approval of the Board.
With respect to Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund and Lifecycle 2025 Fund the Adviser has voluntarily agreed to reimburse the Funds for 0.030%, 0.045%, 0.025% and 0.015% respectively, of the Total Expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds. These voluntary commitments were effective May
1, 2023 to April 30, 2024. The Adviser for Lifecycle 2010 Fund has voluntarily agreed to reimburse the Fund for 0.030% from May 1,
2024 to April 30, 2025.
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of the end of the current fiscal period:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 442,250 $ 256,238 $ (18,157)
Lifecycle 2010 188,230 459,414 (3,245)
Lifecycle 2015 364,248 736,586 (18,636)
Lifecycle 2020 948,418 1,750,018 63,874
Lifecycle 2025 518,690 2,687,145 99,878
Lifecycle 2030 15,958 4,814,632 (8,894)
Lifecycle 2035 22,127 3,150,467 (291,211)
Lifecycle 2040 387,533 2,676,496 (175,732)
Lifecycle 2045 1,487,968 299,630 (26,258)
Lifecycle 2050 4,066,208 187,855 (10,190)
Lifecycle 2055 3,825,540 18,656 (1,861)
Lifecycle 2060 5,365,958 4,374,598 (24,364)
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 12% 12%
12.2
Lifecycle 2010 – 16 16
12.3
Lifecycle 2015 – 15 15
12.4
Lifecycle 2020 – 17 17
12.5
Lifecycle 2025 – 17 17
12.6
Lifecycle 2030 – 17 17
12.7
Lifecycle 2035 – 18 18
12.8
Lifecycle 2040 – 18 18
12.9
Lifecycle 2045 – 18 18
13.01
Lifecycle 2050 – 21 21
13.1
Lifecycle 2055 – 18 18
13.2
Lifecycle 2060 – 19 19
13.3
Lifecycle 2065 7 3 10

Notes to Financial Statements
(continued)
80
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle Retirement Income
Nuveen Funds:
Core Bond, Class W
$ 93,775,625 $ 9,295,460 $ 13,918,893 $ (2,224,821) $ 1,048,277 $ 87,975,648 $ 4,023,035 $ –
Core Equity, Class W
14,637,027 3,590,394 5,666,927 757,646 807,551 14,125,691 236,422 2,727,697
Core Plus Bond, Class W
58,133,260 5,332,120 8,450,102 (1,422,754) 882,360 54,474,884 2,672,413 –
Dividend Growth, Class R6
14,460,610 1,975,393 4,342,983 284,026 1,844,339 14,221,385 203,010 239,042
Dividend Value, Class R6
14,676,022 1,971,105 5,490,486 367,121 2,060,755 13,584,517 262,131 503,804
Emerging Markets Debt, Class W
8,441,143 826,370 1,961,154 (344,753) 935,458 7,897,064 504,296 –
Emerging Markets Equity, Class W
8,893,757 2,218,654 3,113,524 (325,377) 1,022,615 8,696,125 367,589 –
Growth Opportunities ETF
16,907,263 594,879 6,436,680 19,924 5,691,654 16,777,040 32,643 –
High Yield, Class W
8,913,506 749,890 1,747,566 (51,409) 473,336 8,337,757 588,180 –
Inflation Linked Bond, Class W
44,615,805 6,112,149 8,417,670 (785,955) 337,997 41,862,326 1,755,133 –
International Bond, Class W
9,305,909 886,031 1,946,858 (403,342) 900,111 8,741,851 73,772 –
International Equity, Class W
23,023,075 3,649,560 7,879,424 882,701 2,849,840 22,525,752 715,414 –
International Opportunities, Class W
13,753,419 1,990,923 3,926,640 96,604 1,478,347 13,392,653 250,105 –
Large Cap Growth, Class W
16,900,638 2,153,277 6,883,539 1,498,017 3,175,091 16,843,484 101,788 –
Large Cap Value, Class W
14,720,831 2,523,479 5,731,712 1,067,618 1,062,220 13,642,436 312,385 909,016
Quant International Small Cap Equity,
Class W
7,294,908 903,858 2,110,689 (5,377) 1,225,715 7,308,415 272,576 –
Quant Small Cap Equity, Class W
3,652,158 460,730 1,617,049 429,036 312,438 3,237,313 52,152 36,411
Quant Small/Mid Cap Equity, Class
W
4,250,245 442,848 1,875,425 410,194 619,304 3,847,166 61,396 64,083
Short Term Bond, Class W
44,686,676 6,638,043 10,004,585 (454,615) 812,577 41,678,096 1,810,834 –
TIAA-CREF Real Property Fund LP
a
24,453,592 1,124,150 3,598,727 (73,232) (2,627,398) 19,278,385 1,031,031 –
$445,495,469 $53,439,313 $105,120,633 $(278,748) $24,912,587 $418,447,988 $15,326,305
$4,480,053
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2010
Nuveen Funds:
Core Bond, Class W
$ 180,173,371 $ 21,160,240 $ 30,794,588 $ (4,403,741) $ 2,029,527 $ 168,164,809 $ 7,619,074 $ –
Core Equity, Class W
26,896,079 6,967,785 10,857,035 1,874,467 948,635 25,829,931 427,628 4,880,978
Core Plus Bond, Class W
111,714,273 10,828,197 17,268,096 (2,893,278) 1,781,105 104,162,201 5,060,271 –
Dividend Growth, Class R6
26,712,756 4,083,454 8,802,057 627,085 3,192,347 25,813,585 368,141 428,371
Dividend Value, Class R6
27,172,786 3,473,311 10,147,270 729,045 3,653,501 24,881,373 475,884 904,030
Emerging Markets Debt, Class W
16,197,801 1,764,995 3,942,212 (683,096) 1,780,337 15,117,825 957,936 –
Emerging Markets Equity, Class W
16,431,042 4,016,910 6,085,544 (510,590) 1,758,658 15,610,476 657,586 –
Growth Opportunities ETF
31,294,354 308,556 11,199,057 (246,955) 10,523,259 30,680,157 58,368 –
High Yield, Class W
17,063,549 1,731,384 3,640,510 (124,838) 915,987 15,945,572 1,113,972 –
Inflation Linked Bond, Class W
85,757,862 12,089,052 17,003,654 (1,442,837) 530,238 79,930,661 3,352,979 –
International Bond, Class W
17,879,074 2,016,678 4,170,629 (862,623) 1,798,876 16,661,376 139,167 –
International Equity, Class W
42,540,482 7,400,652 15,392,337 1,645,154 4,998,582 41,192,533 1,280,154 –
International Opportunities, Class W
25,390,101 3,998,953 7,810,307 368,526 2,423,505 24,370,778 447,541 –
Large Cap Growth, Class W
31,265,091 4,562,833 13,470,738 5,765,076 2,615,715 30,737,977 182,210 –
Large Cap Value, Class W
27,220,226 5,676,706 11,781,212 2,706,173 1,157,650 24,979,543 559,199 1,627,226
Quant International Small Cap Equity,
Class W
13,484,233 1,691,182 4,080,161 (41,273) 2,230,786 13,284,767 487,976 –
Quant Small Cap Equity, Class W
6,746,910 911,226 3,161,417 835,842 498,976 5,831,537 93,321 65,154
Quant Small/Mid Cap Equity, Class
W
7,851,075 810,371 3,562,684 779,661 1,065,218 6,943,641 109,863 114,670
Short Term Bond, Class W
110,672,452 22,927,907 24,072,120 (1,075,264) 1,979,436 110,432,411 4,586,163 –
TIAA-CREF Real Property Fund LP
a
33,670,071 761,803 8,195,532 249,905 (3,660,172) 22,826,075 1,304,048 –
$856,133,588 $117,182,195 $215,437,160 $3,296,439 $42,222,166 $803,397,228 $29,281,481
$8,020,429

81
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2015
Nuveen Funds:
Core Bond, Class W
$ 255,795,924 $ 29,374,344 $ 41,166,612 $ (7,859,022) $ 4,368,112 $ 240,512,746 $ 10,844,564 $ –
Core Equity, Class W
42,748,479 10,164,317 16,522,089 2,189,302 2,264,272 40,844,281 673,929 7,662,023
Core Plus Bond, Class W
158,489,178 16,264,744 24,118,035 (4,293,023) 2,621,256 148,964,120 7,203,118 –
Dividend Growth, Class R6
42,282,469 5,699,215 13,087,765 937,528 5,059,704 40,891,151 580,484 671,652
Dividend Value, Class R6
43,089,743 5,296,288 16,004,512 1,062,994 5,805,200 39,249,713 750,786 1,420,012
Emerging Markets Debt, Class W
23,029,986 2,295,197 5,234,157 (1,015,623) 2,559,930 21,635,333 1,363,730 –
Emerging Markets Equity, Class W
26,012,200 5,230,683 8,350,110 (1,325,515) 3,255,430 24,822,688 1,039,433 –
Growth Opportunities ETF
49,637,364 516,431 17,888,169 (516,036) 16,681,903 48,431,493 91,742 –
High Yield, Class W
24,176,099 2,516,248 4,999,032 (203,422) 1,313,670 22,803,563 1,585,616 –
Inflation Linked Bond, Class W
112,555,832 18,871,970 20,453,274 (2,227,835) 1,047,100 109,793,793 4,463,899 –
International Bond, Class W
25,405,072 2,825,324 5,724,071 (1,235,617) 2,557,697 23,828,405 196,587 –
International Equity, Class W
67,290,347 8,854,157 21,543,764 1,951,024 8,460,032 65,011,796 2,009,667 –
International Opportunities, Class W
40,165,769 5,122,384 11,140,019 511,831 3,817,538 38,477,503 702,535 –
Large Cap Growth, Class W
49,414,267 4,906,564 18,979,845 4,558,321 8,578,090 48,477,397 285,960 –
Large Cap Value, Class W
43,038,781 6,935,730 16,610,083 2,498,180 3,550,272 39,412,880 878,062 2,555,096
Quant International Small Cap Equity,
Class W
21,354,378 2,180,074 6,092,893 (174,851) 3,609,037 20,875,745 767,043 –
Quant Small Cap Equity, Class W
10,679,145 1,248,309 4,646,972 1,092,599 995,495 9,368,576 146,492 102,277
Quant Small/Mid Cap Equity, Class
W
12,426,867 1,143,937 5,339,636 1,092,666 1,809,119 11,132,953 172,459 180,006
Short Term Bond, Class W
112,747,713 21,286,384 25,556,812 (1,281,298) 2,168,300 109,364,287 4,602,401 –
TIAA-CREF Real Property Fund LP
a
67,404,688 1,953,560 8,707,796 (12,327) (7,329,071) 53,309,054 2,804,943 –
$1,227,744,301 $152,685,860 $292,165,646 $(4,250,124) $73,193,086 $1,157,207,477 $41,163,450
$12,591,066
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2020
Nuveen Funds:
Core Bond, Class W
$ 549,854,227 $ 62,242,925 $ 95,336,456 $ (17,619,232) $ 10,219,447 $ 509,360,911 $ 23,136,509 $ –
Core Equity, Class W
107,576,356 23,173,910 41,126,631 5,801,981 5,304,267 100,729,883 1,680,490 19,157,788
Core Plus Bond, Class W
340,803,750 35,317,736 57,186,266 (10,087,343) 6,574,382 315,422,259 15,368,969 –
Dividend Growth, Class R6
106,013,030 11,524,633 31,847,909 2,634,300 12,383,565 100,707,619 1,444,617 1,675,297
Dividend Value, Class R6
107,316,416 10,679,798 38,159,167 2,656,331 14,535,885 97,029,263 1,867,926 3,541,879
Emerging Markets Debt, Class W
49,448,663 4,184,529 11,105,248 (2,159,582) 5,463,329 45,831,691 2,918,701 –
Emerging Markets Equity, Class W
65,327,864 11,657,105 20,866,605 (3,636,610) 8,573,939 61,055,693 2,592,286 –
Growth Opportunities ETF
124,237,721 1,007,755 45,623,055 (1,284,148) 41,612,169 119,950,442 228,409 –
High Yield, Class W
52,048,595 5,537,579 11,682,976 (485,822) 2,877,010 48,294,386 3,382,043 –
Inflation Linked Bond, Class W
194,060,570 33,142,237 36,616,364 (3,913,326) 1,911,013 188,584,130 7,678,450 –
International Bond, Class W
54,670,799 6,288,764 13,327,355 (2,843,567) 5,673,489 50,462,130 421,676 –
International Equity, Class W
168,837,545 18,464,701 53,087,349 5,929,861 20,260,320 160,405,078 5,020,593 –
International Opportunities, Class W
100,707,329 10,507,939 27,793,420 1,501,985 9,423,315 94,347,148 1,755,603 –
Large Cap Growth, Class W
123,903,251 10,586,778 49,205,610 12,472,573 20,499,338 118,256,330 714,402 –
Large Cap Value, Class W
108,177,167 12,886,509 39,142,691 6,663,242 8,441,308 97,025,535 2,193,818 6,383,846
Quant International Small Cap Equity,
Class W
53,495,271 4,856,958 15,137,756 (380,999) 8,971,652 51,805,126 1,919,949 –
Quant Small Cap Equity, Class W
26,775,371 2,768,890 12,028,674 2,850,623 2,379,611 22,745,821 366,078 255,587
Quant Small/Mid Cap Equity, Class
W
31,157,461 2,296,565 13,656,722 3,025,743 4,230,548 27,053,595 430,968 449,826
Short Term Bond, Class W
194,393,763 38,129,538 46,415,556 (2,191,418) 3,733,110 187,649,437 7,919,895 –
TIAA-CREF Real Property Fund LP
a
148,714,320 2,733,780 19,648,295 (22,452) (16,061,355) 115,715,998 6,159,106 –
$2,707,519,469 $307,988,629 $678,994,105 $(1,087,860) $177,006,342 $2,512,432,475 $87,200,488
$31,464,223

Notes to Financial Statements
(continued)
82
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2025
Nuveen Funds:
Core Bond, Class W
$ 755,898,593 $ 120,584,598 $ 112,000,975 $ (20,768,876) $ 10,654,731 $ 754,368,071 $ 33,190,124 $ –
Core Equity, Class W
184,641,583 38,294,625 63,494,914 8,997,040 10,446,854 178,885,188 2,945,491 33,713,813
Core Plus Bond, Class W
468,335,099 63,132,653 59,477,762 (10,793,081) 6,001,494 467,198,403 22,036,385 –
Dividend Growth, Class R6
182,375,719 18,468,683 48,355,529 3,628,741 22,679,812 178,797,426 2,533,234 2,944,609
Dividend Value, Class R6
185,154,151 17,266,056 60,314,854 3,396,709 26,723,269 172,225,331 3,275,793 6,225,280
Emerging Markets Debt, Class W
67,963,843 8,566,354 13,405,973 (2,596,556) 7,336,791 67,864,459 4,154,038 –
Emerging Markets Equity, Class W
112,240,623 19,661,308 32,258,563 (5,209,121) 13,727,510 108,161,757 4,566,365 –
Growth Opportunities ETF
213,902,566 931,237 72,972,924 (1,913,060) 72,635,567 212,583,386 402,224 –
High Yield, Class W
71,985,414 10,291,670 14,147,604 (629,335) 4,029,427 71,529,572 4,850,438 –
Inflation Linked Bond, Class W
206,814,659 45,573,836 34,574,284 (4,157,716) 2,173,474 215,829,969 8,406,889 –
International Bond, Class W
75,073,802 11,597,093 15,956,713 (3,431,166) 7,484,676 74,767,692 609,063 –
International Equity, Class W
290,352,544 27,848,286 79,301,175 8,825,992 37,231,617 284,957,264 8,834,161 –
International Opportunities, Class W
173,182,397 18,166,852 43,042,347 934,652 18,278,143 167,519,697 3,091,228 –
Large Cap Growth, Class W
213,023,982 16,395,127 77,273,926 19,765,351 38,135,836 210,046,370 1,257,845 –
Large Cap Value, Class W
185,862,100 22,540,534 64,038,011 10,841,663 15,536,885 170,743,171 3,861,369 11,236,297
Quant International Small Cap Equity,
Class W
92,035,767 7,719,160 22,788,484 (689,091) 15,776,957 92,054,309 3,380,462 –
Quant Small Cap Equity, Class W
46,097,362 3,823,238 18,673,090 2,628,029 6,521,675 40,397,214 644,582 450,032
Quant Small/Mid Cap Equity, Class
W
53,625,326 3,559,636 21,846,934 4,573,808 8,130,893 48,042,729 758,839 792,045
Short Term Bond, Class W
207,178,682 50,905,273 45,066,549 (2,108,900) 3,856,019 214,764,525 8,804,437 –
TIAA-CREF Real Property Fund LP
a
220,177,904 4,311,327 19,876,719 (569,986) (23,962,092) 180,080,434 9,378,384 –
$4,005,922,116 $509,637,546 $918,867,330 $10,725,097 $303,399,538 $3,910,816,967 $126,981,351
$55,362,076
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2030
Nuveen Funds:
Core Bond, Class W
$ 735,906,071 $ 156,114,142 $ 89,505,984 $ (17,069,183) $ 6,886,190 $ 792,331,236 $ 33,543,180 $ –
Core Equity, Class W
249,691,089 52,733,216 72,077,117 9,768,499 17,438,736 257,554,423 4,079,323 46,840,180
Core Plus Bond, Class W
455,629,303 82,916,290 43,025,307 (8,369,246) 3,551,823 490,702,863 22,256,361 –
Dividend Growth, Class R6
246,337,191 22,362,286 47,718,690 2,145,975 34,338,258 257,465,020 3,508,358 4,133,185
Dividend Value, Class R6
249,300,842 26,511,634 69,731,227 2,911,992 38,918,576 247,911,817 4,544,642 8,687,371
Emerging Markets Debt, Class W
66,097,600 11,473,640 11,091,565 (2,152,086) 6,920,579 71,248,168 4,164,992 –
Emerging Markets Equity, Class W
151,520,304 29,081,024 36,663,018 (8,188,275) 20,034,947 155,784,982 6,360,451 –
Growth Opportunities ETF
288,606,649 675,900 81,159,835 (2,960,498) 100,838,802 306,001,018 556,542 –
High Yield, Class W
70,470,380 12,183,543 10,907,868 (413,151) 3,790,613 75,123,517 4,898,624 –
Inflation Linked Bond, Class W
143,737,020 43,462,040 18,615,566 (2,959,384) 1,745,241 167,369,351 6,048,494 –
International Bond, Class W
73,293,209 15,598,981 14,465,905 (3,128,984) 7,198,624 78,495,925 610,875 –
International Equity, Class W
391,989,911 39,793,173 85,641,248 7,453,817 56,865,492 410,461,145 12,266,765 –
International Opportunities, Class W
233,847,520 27,320,585 46,119,551 (2,833,113) 29,669,169 241,884,610 4,297,686 –
Large Cap Growth, Class W
287,722,651 26,954,347 92,312,305 21,596,372 59,052,452 303,013,517 1,746,455 –
Large Cap Value, Class W
250,832,621 29,018,775 69,838,485 10,391,257 26,148,251 246,552,419 5,363,638 15,607,785
Quant International Small Cap Equity,
Class W
124,188,029 9,902,468 22,734,316 (866,574) 21,961,509 132,451,116 4,693,598 –
Quant Small Cap Equity, Class W
62,192,106 5,291,955 21,897,150 2,247,887 10,441,321 58,276,119 895,156 624,978
Quant Small/Mid Cap Equity, Class
W
72,370,869 3,837,120 24,494,057 4,711,770 12,883,545 69,309,247 1,053,828 1,099,943
Short Term Bond, Class W
144,111,178 46,297,413 25,164,870 (1,241,522) 2,530,509 166,532,708 6,473,162 –
TIAA-CREF Real Property Fund LP
a
250,198,632 6,895,250 9,887,443 (986,883) (27,710,444) 218,509,112 10,984,493 –
$4,548,043,175 $648,423,782 $893,051,507 $10,058,670 $433,504,193 $4,746,978,313 $138,346,623
$76,993,442

83
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2035
Nuveen Funds:
Core Bond, Class W
$ 598,287,254 $ 182,938,034 $ 75,665,760 $ (13,712,725) $ 5,260,798 $ 697,107,601 $ 28,366,208 $ –
Core Equity, Class W
310,018,073 63,068,010 81,826,718 10,828,529 23,125,719 325,213,613 5,089,964 58,434,921
Core Plus Bond, Class W
370,458,148 98,667,329 33,271,121 (6,208,534) 2,103,511 431,749,333 18,802,016 –
Dividend Growth, Class R6
306,054,159 25,775,057 52,447,094 2,020,896 43,551,433 324,954,451 4,371,414 5,130,388
Dividend Value, Class R6
309,935,108 27,494,535 76,454,840 2,776,623 49,423,207 313,174,633 5,670,428 10,857,750
Emerging Markets Debt, Class W
53,732,707 14,267,153 9,271,839 (1,592,398) 5,588,252 62,723,875 3,490,618 –
Emerging Markets Equity, Class W
187,791,050 38,222,489 43,585,938 (9,341,721) 23,901,481 196,987,361 7,979,452 –
Growth Opportunities ETF
358,116,181 937,411 96,623,503 (3,491,585) 125,714,240 384,652,744 695,950 –
High Yield, Class W
57,127,570 14,828,790 8,654,948 (336,026) 3,123,169 66,088,555 4,134,125 –
Inflation Linked Bond, Class W
54,920,887 29,851,324 5,749,475 (1,073,274) 740,964 78,690,426 2,478,131 –
International Bond, Class W
59,554,793 18,016,900 11,923,102 (2,613,340) 6,020,391 69,055,642 518,080 –
International Equity, Class W
487,131,266 47,970,097 97,180,975 7,875,596 72,517,077 518,313,061 15,308,120 –
International Opportunities, Class W
290,543,297 30,986,843 49,480,956 (4,967,506) 38,283,437 305,365,115 5,363,931 –
Large Cap Growth, Class W
357,015,516 24,935,679 99,283,260 21,413,874 78,798,802 382,880,611 2,180,013 –
Large Cap Value, Class W
311,141,469 34,000,032 80,297,741 11,254,563 34,197,113 310,295,436 6,700,304 19,497,383
Quant International Small Cap Equity,
Class W
153,991,846 11,802,321 25,014,752 (1,020,074) 27,343,989 167,103,330 5,860,629 –
Quant Small Cap Equity, Class W
77,702,224 4,622,743 24,474,841 2,472,474 13,309,917 73,632,517 1,120,643 782,407
Quant Small/Mid Cap Equity, Class
W
89,965,707 3,903,618 28,181,347 4,977,074 16,903,948 87,569,000 1,318,849 1,376,561
Short Term Bond, Class W
55,020,877 29,958,803 7,236,596 (445,313) 1,008,631 78,306,402 2,770,217 –
TIAA-CREF Real Property Fund LP
a
261,601,902 5,845,418 2,007,600 (356,303) (29,996,877) 235,086,540 11,624,515 –
$4,750,110,034 $708,092,586 $908,632,406 $18,460,830 $540,919,202 $5,108,950,246 $133,843,607
$96,079,410
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2040
Nuveen Funds:
Core Bond, Class W
$ 444,191,735 $ 183,710,224 $ 68,773,431 $ (11,666,635) $ 4,954,070 $ 552,415,963 $ 21,715,127 $ –
Core Equity, Class W
433,991,233 88,623,674 108,763,547 13,954,084 33,938,963 461,744,407 7,138,084 81,937,199
Core Plus Bond, Class W
274,856,544 99,850,736 29,094,164 (5,760,640) 2,467,844 342,320,320 14,393,199 –
Dividend Growth, Class R6
427,936,876 31,170,023 60,679,954 1,457,349 62,101,851 461,986,145 6,137,941 7,253,382
Dividend Value, Class R6
433,674,816 38,726,224 100,128,051 1,606,142 71,746,962 445,626,093 7,949,939 15,184,073
Emerging Markets Debt, Class W
39,823,640 14,245,729 7,372,051 (1,133,668) 4,161,696 49,725,346 2,654,219 –
Emerging Markets Equity, Class W
262,976,789 54,513,304 58,267,385 (14,221,046) 34,807,104 279,808,766 11,155,530 –
Growth Opportunities ETF
501,906,334 1,226,916 128,420,524 (5,576,917) 177,190,212 546,326,021 974,282 –
High Yield, Class W
42,809,652 14,513,021 6,956,536 (208,839) 2,292,059 52,449,357 3,162,443 –
International Bond, Class W
44,196,296 18,466,479 10,407,488 (2,190,522) 4,767,568 54,832,333 395,468 –
International Equity, Class W
681,713,910 65,236,614 123,329,958 9,142,428 104,076,298 736,839,292 21,446,383 –
International Opportunities, Class W
406,551,522 43,255,496 61,240,940 (8,285,138) 55,218,054 435,498,994 7,514,502 –
Large Cap Growth, Class W
499,709,494 28,971,382 123,281,887 24,636,798 115,811,938 545,847,725 3,053,673 –
Large Cap Value, Class W
435,663,948 42,198,695 99,360,742 12,948,325 50,891,568 442,341,794 9,383,899 27,306,445
Quant International Small Cap Equity,
Class W
215,554,817 18,074,886 32,962,327 (1,597,733) 38,617,700 237,687,343 8,206,742 –
Quant Small Cap Equity, Class W
108,591,918 5,194,090 30,887,778 2,531,414 19,536,559 104,966,203 1,568,676 1,095,214
Quant Small/Mid Cap Equity, Class
W
125,906,638 4,681,411 36,430,169 5,743,943 24,929,587 124,831,410 1,844,544 1,925,260
TIAA-CREF Real Property Fund LP
a
313,949,472 11,513,034 5,845,489 (969,645) (35,386,436) 283,260,936 13,948,265 –
$5,694,005,634 $764,171,938 $1,092,202,421 $20,409,700 $772,123,597 $6,158,508,448 $142,642,916
$134,701,573

Notes to Financial Statements
(continued)
84
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2045
Nuveen Funds:
Core Bond, Class W
$ 153,495,419 $ 100,828,477 $ 39,363,082 $ (4,943,313) $ 2,371,926 $ 212,389,427 $ 7,958,385 $ –
Core Equity, Class W
328,478,709 69,678,832 70,664,823 8,155,378 29,057,598 364,705,694 5,516,956 63,522,333
Core Plus Bond, Class W
94,709,053 54,483,335 16,450,587 (2,446,683) 1,218,562 131,513,680 5,270,684 –
Dividend Growth, Class R6
325,722,413 33,934,940 42,100,741 926,572 48,428,472 366,911,656 4,727,351 5,585,474
Dividend Value, Class R6
329,063,416 33,851,954 65,357,433 (905,922) 57,771,878 354,423,893 6,149,491 11,777,782
Emerging Markets Debt, Class W
13,714,148 7,584,843 3,275,440 (239,571) 1,326,616 19,110,596 961,842 –
Emerging Markets Equity, Class W
199,379,589 57,586,316 49,791,580 (6,775,481) 22,594,829 222,993,673 8,649,158 –
Growth Opportunities ETF
380,031,986 2,942,988 81,308,419 (4,170,249) 136,772,049 434,268,355 752,540 –
High Yield, Class W
15,071,772 7,841,068 3,505,329 (53,666) 800,567 20,154,412 1,155,513 –
International Bond, Class W
15,231,781 9,345,264 4,444,609 (789,087) 1,707,235 21,050,584 144,501 –
International Equity, Class W
516,224,527 62,127,487 81,020,984 3,750,709 84,443,694 585,525,433 16,612,703 –
International Opportunities, Class W
308,280,663 40,298,557 38,771,855 (5,838,060) 42,152,575 346,121,880 5,828,256 –
Large Cap Growth, Class W
377,875,175 26,490,516 78,529,584 6,142,373 102,468,429 434,446,909 2,370,726 –
Large Cap Value, Class W
329,372,131 37,832,164 64,736,620 5,296,939 44,170,197 351,934,811 7,274,012 21,166,833
Quant International Small Cap Equity,
Class W
163,005,500 16,297,619 19,719,030 (1,137,714) 29,970,566 188,416,941 6,397,816 –
Quant Small Cap Equity, Class W
82,322,838 5,200,864 21,124,617 1,880,695 15,231,801 83,511,581 1,219,596 851,494
Quant Small/Mid Cap Equity, Class
W
95,400,240 3,959,769 23,776,071 2,891,011 20,841,998 99,316,947 1,431,372 1,494,008
TIAA-CREF Real Property Fund LP
a
217,691,379 17,381,708 5,209,151 (916,688) (24,734,561) 204,212,687 9,848,068 –
$3,945,070,739 $587,666,701 $709,149,955 $827,243 $616,594,431 $4,441,009,159 $92,268,970
$104,397,924
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2050
Nuveen Funds:
Core Bond, Class W
$ 62,713,517 $ 62,068,738 $ 31,192,699 $ (1,372,277) $ 160,377 $ 92,377,656 $ 3,363,198 $ –
Core Equity, Class W
264,956,947 59,373,015 53,660,708 4,059,220 26,540,790 301,269,264 4,471,316 51,475,604
Core Plus Bond, Class W
39,036,863 32,673,851 13,819,191 (1,622,475) 1,010,395 57,279,443 2,229,563 –
Dividend Growth, Class R6
263,178,957 32,971,923 33,412,032 760,907 39,443,679 302,943,434 3,830,857 4,531,190
Dividend Value, Class R6
265,435,660 31,396,593 51,294,369 (1,750,097) 48,047,395 291,835,182 4,986,607 9,552,912
Emerging Markets Debt, Class W
5,662,814 4,379,727 2,169,377 (77,891) 523,876 8,319,149 404,284 –
Emerging Markets Equity, Class W
161,087,953 48,446,745 38,864,248 (5,853,494) 18,819,724 183,636,680 7,009,889 –
Growth Opportunities ETF
306,537,281 6,017,299 62,946,003 (3,571,035) 111,261,128 357,298,670 609,483 –
High Yield, Class W
6,702,118 4,721,626 2,986,717 (25,332) 330,697 8,742,392 487,664 –
International Bond, Class W
6,294,940 5,579,048 3,114,582 (163,991) 539,598 9,135,013 60,641 –
International Equity, Class W
416,504,492 58,164,176 62,953,390 2,004,899 70,151,609 483,871,786 13,479,500 –
International Opportunities, Class W
248,753,836 40,294,692 33,075,882 (5,497,712) 35,255,787 285,730,721 4,723,451 –
Large Cap Growth, Class W
305,349,978 22,667,690 56,662,187 1,266,149 87,004,407 359,626,037 1,922,150 –
Large Cap Value, Class W
266,093,664 34,914,221 50,797,712 3,168,290 37,313,457 290,691,920 5,895,078 17,154,237
Quant International Small Cap Equity,
Class W
131,388,179 16,301,216 15,342,229 (1,705,917) 25,196,846 155,838,095 5,183,839 –
Quant Small Cap Equity, Class W
66,430,438 4,949,142 16,326,481 1,075,085 12,850,712 68,978,896 988,158 689,909
Quant Small/Mid Cap Equity, Class
W
77,039,261 3,975,305 18,309,064 1,573,364 17,761,951 82,040,817 1,159,607 1,210,351
TIAA-CREF Real Property Fund LP
a
169,036,492 17,512,998 5,652,803 (944,213) (19,007,222) 160,945,252 7,675,464 –
$3,062,203,390 $486,408,005 $552,579,674 $(8,676,520) $513,205,206 $3,500,560,407 $68,480,749
$84,614,203

85
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2055
Nuveen Funds:
Core Bond, Class W
$ 20,400,795 $ 29,809,810 $ 14,613,183 $ (413,838) $ (41,143) $ 35,142,441 $ 1,199,936 $ –
Core Equity, Class W
128,243,594 33,922,775 23,686,100 351,774 14,941,728 153,773,771 2,216,638 25,742,575
Core Plus Bond, Class W
12,704,305 17,349,916 8,053,253 (347,872) 115,570 21,768,666 796,559 –
Dividend Growth, Class R6
127,402,299 25,554,169 18,205,327 271,250 19,825,456 154,847,847 1,903,051 2,267,573
Dividend Value, Class R6
128,830,473 20,582,305 24,093,760 (986,154) 24,085,862 148,418,726 2,471,024 4,773,629
Emerging Markets Debt, Class W
1,824,286 2,189,904 1,009,382 (9,347) 165,673 3,161,134 140,603 –
Emerging Markets Equity, Class W
78,014,913 28,400,584 18,928,842 (3,050,897) 9,516,104 93,951,862 3,496,901 –
Growth Opportunities ETF
148,160,824 5,907,472 25,298,880 (1,521,441) 55,125,374 182,373,349 304,202 –
High Yield, Class W
2,289,034 2,391,908 1,449,387 (7,181) 112,886 3,337,260 174,432 –
International Bond, Class W
2,010,606 2,809,292 1,478,975 (33,963) 163,865 3,470,825 21,624 –
International Equity, Class W
201,829,340 39,533,686 30,620,930 453,368 35,725,893 246,921,357 6,734,905 –
International Opportunities, Class W
120,402,225 26,778,087 16,209,503 (2,724,361) 17,645,019 145,891,467 2,360,871 –
Large Cap Growth, Class W
148,148,583 16,965,167 25,745,834 9,600 44,033,014 183,410,530 959,863 –
Large Cap Value, Class W
128,755,273 22,564,729 23,105,078 1,073,282 19,116,210 148,404,416 2,944,932 8,569,531
Quant International Small Cap Equity,
Class W
63,843,634 10,806,152 6,926,553 (1,063,606) 12,860,789 79,520,416 2,588,121 –
Quant Small Cap Equity, Class W
32,130,614 3,556,379 7,410,633 180,184 6,758,599 35,215,143 493,478 344,535
Quant Small/Mid Cap Equity, Class
W
37,284,490 2,947,818 7,988,513 318,608 9,313,603 41,876,006 580,632 606,040
TIAA-CREF Real Property Fund LP
a
80,773,342 12,384,964 2,340,798 (449,831) (9,335,093) 81,032,584 3,762,604 –
$1,463,048,630 $304,455,117 $257,164,931 $(7,950,425) $260,129,409 $1,762,517,800 $33,150,376
$42,303,883
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2060
Nuveen Funds:
Core Bond, Class W
$ 3,922,323 $ 10,937,169 $ 4,899,447 $ (150,597) $ 33,310 $ 9,842,758 $ 295,388 $ –
Core Equity, Class W
46,754,736 19,045,109 7,075,370 (583,603) 6,668,606 64,809,478 868,785 10,181,555
Core Plus Bond, Class W
2,414,944 6,417,112 2,670,705 (73,856) 13,812 6,101,307 196,678 –
Dividend Growth, Class R6
46,718,585 18,995,455 8,017,310 18,383 7,927,626 65,642,739 750,626 901,521
Dividend Value, Class R6
46,983,616 14,098,970 7,910,707 (407,389) 9,513,847 62,278,337 970,259 1,895,768
Emerging Markets Debt, Class W
350,920 859,077 362,931 (3,973) 41,804 884,897 33,446 –
Emerging Markets Equity, Class W
28,452,591 14,958,463 6,197,947 (1,316,706) 3,797,444 39,693,845 1,379,093 –
Growth Opportunities ETF
53,920,681 7,074,791 5,250,779 (367,341) 21,447,779 76,825,131 120,076 –
High Yield, Class W
455,243 885,364 432,652 (2,218) 25,605 931,342 43,009 –
International Bond, Class W
378,488 1,059,225 494,368 (2,323) 32,159 973,181 5,276 –
International Equity, Class W
73,656,200 26,541,109 10,828,506 (210,793) 14,649,620 103,807,630 2,675,523 –
International Opportunities, Class W
43,937,811 18,043,172 6,336,190 (1,090,970) 7,053,012 61,606,835 935,792 –
Large Cap Growth, Class W
54,205,662 15,059,192 9,396,581 (204,722) 17,573,866 77,237,417 379,894 –
Large Cap Value, Class W
46,987,709 14,948,887 7,280,504 (22,074) 7,921,799 62,555,817 1,165,900 3,392,681
Quant International Small Cap Equity,
Class W
23,341,734 8,187,269 2,665,844 (436,916) 5,126,438 33,552,681 1,019,254 –
Quant Small Cap Equity, Class W
11,715,880 2,975,277 2,575,234 (109,335) 2,837,244 14,843,832 194,956 136,114
Quant Small/Mid Cap Equity, Class
W
13,595,208 2,798,460 2,530,492 (17,142) 3,803,252 17,649,286 229,242 239,273
TIAA-CREF Real Property Fund LP
a
29,093,445 8,898,936 495,068 (115,826) (3,685,622) 33,695,865 1,457,783 –
$526,885,776 $191,783,037 $85,420,635 $(5,097,401) $104,781,601 $732,932,378 $12,720,980
$16,746,912

Notes to Financial Statements
(continued)
86
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Event
Line of Credit: On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifecycle 2065
Nuveen Funds:
Core Bond, Class W
$ 41,000 $ 1,341,555 $ 740,831 $ (11,280) $ 5,088 $ 635,532 $ 13,552 $ –
Core Equity, Class W
3,771,390 4,820,156 1,157,465 (69,470) 736,111 8,100,722 88,461 1,044,796
Core Plus Bond, Class W
25,396 795,466 423,724 (6,728) 3,236 393,646 9,058 –
Dividend Growth, Class R6
3,771,778 4,828,476 1,248,500 (17,359) 835,224 8,169,619 76,066 92,481
Dividend Value, Class R6
3,793,442 4,092,882 1,045,896 (67,997) 1,016,269 7,788,700 98,345 195,370
Emerging Markets Debt, Class W
3,675 109,136 57,075 (557) 1,947 57,126 1,485 –
Emerging Markets Equity, Class W
2,312,850 3,155,441 730,798 (5,838) 256,944 4,988,599 141,105 –
Growth Opportunities ETF
4,341,611 3,310,161 189,840 (1,508) 2,155,503 9,615,927 12,382 –
High Yield, Class W
3,879 119,796 63,976 (357) 976 60,318 1,791 –
International Bond, Class W
4,065 151,146 93,862 42 1,239 62,630 217 –
International Equity, Class W
5,966,180 6,919,325 1,529,343 (3,841) 1,579,898 12,932,219 274,611 –
International Opportunities, Class W
3,563,824 4,303,059 827,335 (32,326) 686,556 7,693,778 95,992 –
Large Cap Growth, Class W
4,391,410 5,997,937 2,519,923 (22,031) 1,808,438 9,655,831 39,236 –
Large Cap Value, Class W
3,796,407 4,358,436 1,149,010 (38,061) 854,653 7,822,425 119,597 348,018
Quant International Small Cap Equity,
Class W
1,892,706 2,192,252 394,350 (22,991) 528,907 4,196,524 104,356 –
Quant Small Cap Equity, Class W
943,942 954,146 321,521 (14,138) 293,731 1,856,160 19,998 13,962
Quant Small/Mid Cap Equity, Class
W
1,099,613 1,049,921 332,025 (12,620) 401,242 2,206,131 23,515 24,544
TIAA-CREF Real Property Fund LP
a
2,322,008 2,271,305 53,359 (15,241) (369,108) 4,155,605 147,620 –
$42,045,176 $50,770,596 $12,878,833 $(342,301) $10,796,854 $90,391,492 $1,267,387
$1,719,171
a Restricted security

Important Tax Information
(Unaudited)
87
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
12.1
Lifecycle Retirement Income $ –
12.2
Lifecycle 2010 75,874
12.3
Lifecycle 2015 –
12.4
Lifecycle 2020 26,526
12.5
Lifecycle 2025 44,198
12.6
Lifecycle 2030 21,427
12.7
Lifecycle 2035 –
12.8
Lifecycle 2040 6,168
12.9
Lifecycle 2045 61,181
13.01
Lifecycle 2050 67,240
13.1
Lifecycle 2055 221,683
13.2
Lifecycle 2060 184,248
13.3
Lifecycle 2065 82,185
Fund Percentage
12.1
Lifecycle Retirement Income 8 .6%
12.2
Lifecycle 2010 7 .4
12.3
Lifecycle 2015 8 .7
12.4
Lifecycle 2020 10 .2
12.5
Lifecycle 2025 12 .5
12.6
Lifecycle 2030 16 .2
12.7
Lifecycle 2035 20 .7
12.8
Lifecycle 2040 26 .6
12.9
Lifecycle 2045 31 .8
13.01
Lifecycle 2050 35 .0
13.1
Lifecycle 2055 37 .4
13.2
Lifecycle 2060 40 .8
13.3
Lifecycle 2065 43 .2
Fund Percentage
12.1
Lifecycle Retirement Income 16 .8%
12.2
Lifecycle 2010 14 .5
12.3
Lifecycle 2015 17 .0
12.4
Lifecycle 2020 19 .9
12.5
Lifecycle 2025 24 .4
12.6
Lifecycle 2030 31 .8
12.7
Lifecycle 2035 40 .7
12.8
Lifecycle 2040 52 .3
12.9
Lifecycle 2045 62 .6
13.01
Lifecycle 2050 68 .9
13.1
Lifecycle 2055 74 .0
13.2
Lifecycle 2060 81 .8
13.3
Lifecycle 2065 88 .9

Important Tax Information
(Unaudited) (continued)
88
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
12.1
Lifecycle Retirement Income $ 1,485,411 $ 0.03942 $ 115,946 $ 0.00308
12.2
Lifecycle 2010 2,659,778 0.03560 207,624 0.00278
12.3
Lifecycle 2015 4,179,914 0.03531 326,174 0.00276
12.4
Lifecycle 2020 10,443,294 0.04209 815,086 0.00328
12.5
Lifecycle 2025 18,372,258 0.04965 1,433,963 0.00387
12.6
Lifecycle 2030 25,538,571 0.05862 1,993,317 0.00458
12.7
Lifecycle 2035 31,900,337 0.07057 2,489,125 0.00551
12.8
Lifecycle 2040 44,677,304 0.08414 3,485,913 0.00656
12.9
Lifecycle 2045 34,634,003 0.10781 2,703,816 0.00842
13.01
Lifecycle 2050 28,076,016 0.11444 2,189,916 0.00893
13.1
Lifecycle 2055 14,016,983 0.13482 1,094,041 0.01052
13.2
Lifecycle 2060 5,550,048 0.11118 433,105 0.00868
13.3
Lifecycle 2065 569,002 0.07961 44,381 0.00621

3
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
4
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Index Retirement Income Fund, Nuveen Lifecycle Index 2010
Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2025 Fund, Nuveen Lifecycle Index 2030 Fund,
Nuveen Lifecycle Index 2035 Fund, Nuveen Lifecycle Index 2040 Fund, Nuveen Lifecycle Index 2045 Fund, Nuveen Lifecycle Index 2050 Fund, Nuveen
Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund and Nuveen Lifecycle Index 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifecycle Index Retirement
Income Fund, Nuveen Lifecycle Index 2010 Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2025
Fund, Nuveen Lifecycle Index 2030 Fund, Nuveen Lifecycle Index 2035 Fund, Nuveen Lifecycle Index 2040 Fund, Nuveen Lifecycle Index 2045 Fund,
Nuveen Lifecycle Index 2050 Fund, Nuveen Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund and Nuveen Lifecycle Index 2065 Fund
(thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May
31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments
Lifecycle Index Retirement Income Fund May 31, 2024
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
29,810,018
Nuveen Bond Index Fund, Class W $ 280,512,273
TOTAL FIXED INCOME 280,512,273
INFLATION-PROTECTED ASSETS—9.9%
6,644,449
Nuveen Inflation Linked Bond Fund, Class W 69,966,046
TOTAL INFLATION-PROTECTED ASSETS 69,966,046
INTERNATIONAL EQUITY—14.1%
2,760,373
Nuveen Emerging Markets Equity Index Fund, Class W 29,784,426
2,949,918
Nuveen International Equity Index Fund, Class W 69,559,068
TOTAL INTERNATIONAL EQUITY 99,343,494
SHORT-TERM FIXED INCOME—9.9%
7,309,564
Nuveen Short Term Bond Index Fund, Class W 69,587,051
TOTAL SHORT-TERM FIXED INCOME 69,587,051
U.S. EQUITY—26.2%
4,979,238
Nuveen Equity Index Fund, Class W 184,679,945
TOTAL U.S. EQUITY 184,679,945
TOTAL AFFILIATED INVESTMENT COMPANIES 704,088,809
(Cost $608,333,159)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$212,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 212,000
TOTAL REPURCHASE AGREEMENT 212,000
TOTAL SHORT-TERM INVESTMENTS 212,000
(Cost $212,000)
TOTAL INVESTMENTS—99.9% 704,300,809
(Cost $608,545,159)
OTHER ASSETS & LIABILITIES, NET—0.1% 706,491
NET ASSETS—100.0% $ 705,007,300
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $212,094 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $216,419.

Lifecycle Index 2010 Fund May 31, 2024
Portfolio of Investments
6
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.8%
26,636,165
Nuveen Bond Index Fund, Class W $ 250,646,311
TOTAL FIXED INCOME 250,646,311
INFLATION-PROTECTED ASSETS—9.9%
5,936,773
Nuveen Inflation Linked Bond Fund, Class W 62,514,220
TOTAL INFLATION-PROTECTED ASSETS 62,514,220
INTERNATIONAL EQUITY—12.7%
2,226,803
Nuveen Emerging Markets Equity Index Fund, Class W 24,027,207
2,379,157
Nuveen International Equity Index Fund, Class W 56,100,514
TOTAL INTERNATIONAL EQUITY 80,127,721
SHORT-TERM FIXED INCOME—13.8%
9,078,735
Nuveen Short Term Bond Index Fund, Class W 86,429,556
TOTAL SHORT-TERM FIXED INCOME 86,429,556
U.S. EQUITY—23.8%
4,029,159
Nuveen Equity Index Fund, Class W 149,441,507
TOTAL U.S. EQUITY 149,441,507
TOTAL AFFILIATED INVESTMENT COMPANIES 629,159,315
(Cost $526,613,085)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$416,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 416,000
TOTAL REPURCHASE AGREEMENT 416,000
TOTAL SHORT-TERM INVESTMENTS 416,000
(Cost $416,000)
TOTAL INVESTMENTS—100.1% 629,575,315
(Cost $527,029,085)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (361,884)
NET ASSETS—100.0% $ 629,213,431
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $416,184 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $424,336.

Portfolio of Investments
Lifecycle Index 2015 Fund May 31, 2024
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.5%
43,979,101
Nuveen Bond Index Fund, Class W $ 413,843,341
TOTAL FIXED INCOME 413,843,341
INFLATION-PROTECTED ASSETS—9.5%
9,417,052
Nuveen Inflation Linked Bond Fund, Class W 99,161,560
TOTAL INFLATION-PROTECTED ASSETS 99,161,560
INTERNATIONAL EQUITY—14.4%
4,208,705
Nuveen Emerging Markets Equity Index Fund, Class W 45,411,927
4,495,135
Nuveen International Equity Index Fund, Class W 105,995,276
TOTAL INTERNATIONAL EQUITY 151,407,203
SHORT-TERM FIXED INCOME—9.5%
10,400,422
Nuveen Short Term Bond Index Fund, Class W 99,012,018
TOTAL SHORT-TERM FIXED INCOME 99,012,018
U.S. EQUITY—27.0%
7,613,370
Nuveen Equity Index Fund, Class W 282,379,879
TOTAL U.S. EQUITY 282,379,879
TOTAL AFFILIATED INVESTMENT COMPANIES 1,045,804,001
(Cost $847,704,942)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,027,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 1,027,000
TOTAL REPURCHASE AGREEMENT 1,027,000
TOTAL SHORT-TERM INVESTMENTS 1,027,000
(Cost $1,027,000)
TOTAL INVESTMENTS—100.0% 1,046,831,001
(Cost $848,731,942)
OTHER ASSETS & LIABILITIES, NET—0.0% 513,706
NET ASSETS—100.0% $ 1,047,344,707
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $1,027,455 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $1,047,659.

Lifecycle Index 2020 Fund May 31, 2024
Portfolio of Investments
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—38.5%
126,108,280
Nuveen Bond Index Fund, Class W $ 1,186,678,917
TOTAL FIXED INCOME 1,186,678,917
INFLATION-PROTECTED ASSETS—7.5%
21,901,788
Nuveen Inflation Linked Bond Fund, Class W 230,625,827
TOTAL INFLATION-PROTECTED ASSETS 230,625,827
INTERNATIONAL EQUITY—16.2%
13,879,616
Nuveen Emerging Markets Equity Index Fund, Class W 149,761,057
14,830,127
Nuveen International Equity Index Fund, Class W 349,694,387
TOTAL INTERNATIONAL EQUITY 499,455,444
SHORT-TERM FIXED INCOME—7.4%
24,102,478
Nuveen Short Term Bond Index Fund, Class W 229,455,593
TOTAL SHORT-TERM FIXED INCOME 229,455,593
U.S. EQUITY—30.2%
25,071,936
Nuveen Equity Index Fund, Class W 929,918,119
TOTAL U.S. EQUITY 929,918,119
TOTAL AFFILIATED INVESTMENT COMPANIES 3,076,133,900
(Cost $2,497,002,194)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,755,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 3,755,000
TOTAL REPURCHASE AGREEMENT 3,755,000
TOTAL SHORT-TERM INVESTMENTS 3,755,000
(Cost $3,755,000)
TOTAL INVESTMENTS—99.9% 3,079,888,900
(Cost $2,500,757,194)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,870,578
NET ASSETS—100.0% $ 3,083,759,478
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $3,756,665 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $3,830,130.

Portfolio of Investments
Lifecycle Index 2025 Fund May 31, 2024
9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—36.8%
232,856,988
Nuveen Bond Index Fund, Class W $ 2,191,184,253
TOTAL FIXED INCOME 2,191,184,253
INFLATION-PROTECTED ASSETS—5.5%
31,062,318
Nuveen Inflation Linked Bond Fund, Class W 327,086,205
TOTAL INFLATION-PROTECTED ASSETS 327,086,205
INTERNATIONAL EQUITY—18.2%
30,071,808
Nuveen Emerging Markets Equity Index Fund, Class W 324,474,809
32,161,217
Nuveen International Equity Index Fund, Class W 758,361,492
TOTAL INTERNATIONAL EQUITY 1,082,836,301
SHORT-TERM FIXED INCOME—5.5%
34,170,457
Nuveen Short Term Bond Index Fund, Class W 325,302,754
TOTAL SHORT-TERM FIXED INCOME 325,302,754
U.S. EQUITY—33.9%
54,406,949
Nuveen Equity Index Fund, Class W 2,017,953,757
TOTAL U.S. EQUITY 2,017,953,757
TOTAL AFFILIATED INVESTMENT COMPANIES 5,944,363,270
(Cost $4,823,091,337)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$4,042,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 4,042,000
TOTAL REPURCHASE AGREEMENT 4,042,000
TOTAL SHORT-TERM INVESTMENTS 4,042,000
(Cost $4,042,000)
TOTAL INVESTMENTS—99.9% 5,948,405,270
(Cost $4,827,133,337)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,605,151
NET ASSETS—100.0% $ 5,952,010,421
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $4,043,792 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $4,122,963.

Lifecycle Index 2030 Fund May 31, 2024
Portfolio of Investments
10
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—32.8%
279,523,421
Nuveen Bond Index Fund, Class W $ 2,630,315,393
TOTAL FIXED INCOME 2,630,315,393
INFLATION-PROTECTED ASSETS—3.5%
26,744,393
Nuveen Inflation Linked Bond Fund, Class W 281,618,454
TOTAL INFLATION-PROTECTED ASSETS 281,618,454
INTERNATIONAL EQUITY—21.0%
46,714,522
Nuveen Emerging Markets Equity Index Fund, Class W 504,049,697
49,940,128
Nuveen International Equity Index Fund, Class W 1,177,588,216
TOTAL INTERNATIONAL EQUITY 1,681,637,913
SHORT-TERM FIXED INCOME—3.5%
29,424,753
Nuveen Short Term Bond Index Fund, Class W 280,123,645
TOTAL SHORT-TERM FIXED INCOME 280,123,645
U.S. EQUITY—39.1%
84,515,305
Nuveen Equity Index Fund, Class W 3,134,672,673
TOTAL U.S. EQUITY 3,134,672,673
TOTAL AFFILIATED INVESTMENT COMPANIES 8,008,368,078
(Cost $6,329,700,410)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,764,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 8,764,000
TOTAL REPURCHASE AGREEMENT 8,764,000
TOTAL SHORT-TERM INVESTMENTS 8,764,000
(Cost $8,764,000)
TOTAL INVESTMENTS—100.0% 8,017,132,078
(Cost $6,338,464,410)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,353,206
NET ASSETS—100.0% $ 8,018,485,284
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $8,767,885 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $8,939,303.

Portfolio of Investments
Lifecycle Index 2035 Fund May 31, 2024
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—27.9%
250,811,968
Nuveen Bond Index Fund, Class W $ 2,360,140,621
TOTAL FIXED INCOME 2,360,140,621
INFLATION-PROTECTED ASSETS—1.6%
12,309,846
Nuveen Inflation Linked Bond Fund, Class W 129,622,682
TOTAL INFLATION-PROTECTED ASSETS 129,622,682
INTERNATIONAL EQUITY—24.0%
56,473,084
Nuveen Emerging Markets Equity Index Fund, Class W 609,344,574
60,391,975
Nuveen International Equity Index Fund, Class W 1,424,042,766
TOTAL INTERNATIONAL EQUITY 2,033,387,340
SHORT-TERM FIXED INCOME—1.5%
13,545,676
Nuveen Short Term Bond Index Fund, Class W 128,954,834
TOTAL SHORT-TERM FIXED INCOME 128,954,834
U.S. EQUITY—44.8%
102,197,904
Nuveen Equity Index Fund, Class W 3,790,520,257
TOTAL U.S. EQUITY 3,790,520,257
TOTAL AFFILIATED INVESTMENT COMPANIES 8,442,625,734
(Cost $6,432,682,442)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$14,308,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 14,308,000
TOTAL REPURCHASE AGREEMENT 14,308,000
TOTAL SHORT-TERM INVESTMENTS 14,308,000
(Cost $14,308,000)
TOTAL INVESTMENTS—100.0% 8,456,933,734
(Cost $6,446,990,442)
OTHER ASSETS & LIABILITIES, NET—0.0% 939,318
NET ASSETS—100.0% $ 8,457,873,052
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $14,314,343 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $14,594,335.

Lifecycle Index 2040 Fund May 31, 2024
Portfolio of Investments
12
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—19.9%
188,199,675
Nuveen Bond Index Fund, Class W $ 1,770,958,941
TOTAL FIXED INCOME 1,770,958,941
INTERNATIONAL EQUITY—27.9%
68,758,439
Nuveen Emerging Markets Equity Index Fund, Class W 741,903,559
73,495,319
Nuveen International Equity Index Fund, Class W 1,733,019,627
TOTAL INTERNATIONAL EQUITY 2,474,923,186
U.S. EQUITY—52.0%
124,367,482
Nuveen Equity Index Fund, Class W 4,612,789,904
TOTAL U.S. EQUITY 4,612,789,904
TOTAL AFFILIATED INVESTMENT COMPANIES 8,858,672,031
(Cost $6,367,671,592)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,840,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 10,840,000
TOTAL REPURCHASE AGREEMENT 10,840,000
TOTAL SHORT-TERM INVESTMENTS 10,840,000
(Cost $10,840,000)
TOTAL INVESTMENTS—99.9% 8,869,512,031
(Cost $6,378,511,592)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,645,988
NET ASSETS—100.0% $ 8,874,158,019
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $10,844,806 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $11,056,981.

Portfolio of Investments
Lifecycle Index 2045 Fund May 31, 2024
13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—12.9%
101,889,945
Nuveen Bond Index Fund, Class W $ 958,784,380
TOTAL FIXED INCOME 958,784,380
INTERNATIONAL EQUITY—30.3%
62,546,567
Nuveen Emerging Markets Equity Index Fund, Class W 674,877,461
66,822,306
Nuveen International Equity Index Fund, Class W 1,575,669,972
TOTAL INTERNATIONAL EQUITY 2,250,547,433
U.S. EQUITY—56.6%
113,104,565
Nuveen Equity Index Fund, Class W 4,195,048,311
TOTAL U.S. EQUITY 4,195,048,311
TOTAL AFFILIATED INVESTMENT COMPANIES 7,404,380,124
(Cost $5,383,612,689)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$9,586,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 9,586,000
TOTAL REPURCHASE AGREEMENT 9,586,000
TOTAL SHORT-TERM INVESTMENTS 9,586,000
(Cost $9,586,000)
TOTAL INVESTMENTS—99.9% 7,413,966,124
(Cost $5,393,198,689)
OTHER ASSETS & LIABILITIES, NET—0.1% 5,429,645
NET ASSETS—100.0% $ 7,419,395,769
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $9,590,250 on 6/3/24, collateralized by Government Agency Securities, with coupon rates 1.875%–3.250% and maturity dates 2/28/27–6/30/27, valued at $9,777,741.

Lifecycle Index 2050 Fund May 31, 2024
Portfolio of Investments
14
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—9.6%
64,003,589
Nuveen Bond Index Fund, Class W $ 602,273,775
TOTAL FIXED INCOME 602,273,775
INTERNATIONAL EQUITY—31.5%
54,876,596
Nuveen Emerging Markets Equity Index Fund, Class W 592,118,473
58,564,629
Nuveen International Equity Index Fund, Class W 1,380,953,944
TOTAL INTERNATIONAL EQUITY 1,973,072,417
U.S. EQUITY—58.7%
99,090,098
Nuveen Equity Index Fund, Class W 3,675,251,730
TOTAL U.S. EQUITY 3,675,251,730
TOTAL AFFILIATED INVESTMENT COMPANIES 6,250,597,922
(Cost $4,558,134,849)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$13,920,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 13,920,000
TOTAL REPURCHASE AGREEMENT 13,920,000
TOTAL SHORT-TERM INVESTMENTS 13,920,000
(Cost $13,920,000)
TOTAL INVESTMENTS—100.0% 6,264,517,922
(Cost $4,572,054,849)
OTHER ASSETS & LIABILITIES, NET—0.0% 432,037
NET ASSETS—100.0% $ 6,264,949,959
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $13,926,171 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $14,198,505.

Portfolio of Investments
Lifecycle Index 2055 Fund May 31, 2024
15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.4%
33,334,077
Nuveen Bond Index Fund, Class W $ 313,673,664
TOTAL FIXED INCOME 313,673,664
INTERNATIONAL EQUITY—31.9%
33,281,217
Nuveen Emerging Markets Equity Index Fund, Class W 359,104,327
35,518,130
Nuveen International Equity Index Fund, Class W 837,517,510
TOTAL INTERNATIONAL EQUITY 1,196,621,837
U.S. EQUITY—59.5%
60,120,460
Nuveen Equity Index Fund, Class W 2,229,867,872
TOTAL U.S. EQUITY 2,229,867,872
TOTAL AFFILIATED INVESTMENT COMPANIES 3,740,163,373
(Cost $2,854,179,531)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,894,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 5,894,000
TOTAL REPURCHASE AGREEMENT 5,894,000
TOTAL SHORT-TERM INVESTMENTS 5,894,000
(Cost $5,894,000)
TOTAL INVESTMENTS—99.9% 3,746,057,373
(Cost $2,860,073,531)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,323,973
NET ASSETS—100.0% $ 3,748,381,346
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $5,896,613 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $6,011,976.

Lifecycle Index 2060 Fund May 31, 2024
Portfolio of Investments
16
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—7.2%
15,787,361
Nuveen Bond Index Fund, Class W $ 148,559,066
TOTAL FIXED INCOME 148,559,066
INTERNATIONAL EQUITY—32.3%
18,695,386
Nuveen Emerging Markets Equity Index Fund, Class W 201,723,219
19,927,435
Nuveen International Equity Index Fund, Class W 469,888,911
TOTAL INTERNATIONAL EQUITY 671,612,130
U.S. EQUITY—60.2%
33,738,536
Nuveen Equity Index Fund, Class W 1,251,362,297
TOTAL U.S. EQUITY 1,251,362,297
TOTAL AFFILIATED INVESTMENT COMPANIES 2,071,533,493
(Cost $1,662,745,099)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$4,608,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 4,608,000
TOTAL REPURCHASE AGREEMENT 4,608,000
TOTAL SHORT-TERM INVESTMENTS 4,608,000
(Cost $4,608,000)
TOTAL INVESTMENTS—99.9% 2,076,141,493
(Cost $1,667,353,099)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,965,542
NET ASSETS—100.0% $ 2,078,107,035
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $4,610,043 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $4,700,263.

Portfolio of Investments
Lifecycle Index 2065 Fund May 31, 2024
17
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.0%(a)
FIXED INCOME—5.9%
2,128,299
Nuveen Bond Index Fund, Class W $ 20,027,291
TOTAL FIXED INCOME 20,027,291
INTERNATIONAL EQUITY—32.5%
3,074,944
Nuveen Emerging Markets Equity Index Fund, Class W 33,178,643
3,270,849
Nuveen International Equity Index Fund, Class W 77,126,631
TOTAL INTERNATIONAL EQUITY 110,305,274
U.S. EQUITY—60.6%
5,537,696
Nuveen Equity Index Fund, Class W 205,393,136
TOTAL U.S. EQUITY 205,393,136
TOTAL AFFILIATED INVESTMENT COMPANIES 335,725,701
(Cost $292,485,781)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$962,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 962,000
TOTAL REPURCHASE AGREEMENT 962,000
TOTAL SHORT-TERM INVESTMENTS 962,000
(Cost $962,000)
TOTAL INVESTMENTS—99.3% 336,687,701
(Cost $293,447,781)
OTHER ASSETS & LIABILITIES, NET—0.7% 2,336,378
NET ASSETS—100.0% $ 339,024,079
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $962,426 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $981,354.

Statement of Assets and Liabilities
See Notes to Financial Statements
18
May 31, 2024
14.1
Lifecycle Index
Retirement Income
14.2
Lifecycle Index 2010
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
ASSETS
Affiliated investments, at value
‡
$ 704,088,809 $ 629,159,315 $ 1,045,804,001 $ 3,076,133,900
Short-term investments, at value
#
212,000 416,000 1,027,000 3,755,000
Cash 927 925 285 883
Receivables:
Dividends 1,071,908 1,055,517 1,571,762 4,309,707
Interest 31 61 152 555
Investments sold 1,831,657 2,042,388 3,299,761 9,352,243
Reimbursement from Adviser 61,199 57,710 84,702 218,210
Shares sold 798,069 90,682 760,759 6,315,715
Other 19,709 37,660 65,642 133,240
Total assets 708,084,309 632,860,258 1,052,614,064 3,100,219,453
LIABILITIES
Due to affiliates 16,271 16,013 17,799 26,227
Payables:
Management fees 102,141 92,205 151,503 435,705
Investments purchased - regular settlement 2,380,223 2,853,467 4,805,949 14,214,501
Shares redeemed 513,876 602,007 160,814 1,479,868
Service agreement fees 7,734 10,922 17,655 43,375
Accrued expenses:
Custodian fees 1,863 1,853 1,859 1,859
Professional fees 305 282 444 1,196
Shareholder reporting expenses 9,889 11,402 14,167 30,363
Shareholder servicing agent fees 2,916 1,732 2,250 4,663
Trustees fees 22,530 40,396 70,238 146,497
12b-1 distribution and service fees 419 2,295 3,698 9,213
Other 18,842 14,253 22,981 66,508
Total liabilities 3,077,009 3,646,827 5,269,357 16,459,975
Net assets $ 705,007,300 $ 629,213,431 $ 1,047,344,707 $ 3,083,759,478
NET ASSETS CONSIST OF:
Paid-in capital $ 632,421,183 $ 534,245,619 $ 854,825,193 $ 2,518,454,400
Total distributable earnings (loss) 72,586,117 94,967,812 192,519,514 565,305,078
Net assets $ 705,007,300 $ 629,213,431 $ 1,047,344,707 $ 3,083,759,478
‡
Affiliated investments, cost $ 608,333,159 $ 526,613,085 $ 847,704,942 $ 2,497,002,194
#
Short-term investments, cost $ 212,000 $ 416,000 $ 1,027,000 $ 3,755,000
CLASS I:
Net assets $ 2,418,408 $ 1,187,524 $ 1,258,627 $ 8,483,539
Shares outstanding 151,199 71,610 71,902 442,529
Net asset value ("NAV") and offering price per share $ 15.99 $ 16.58 $ 17.50 $ 19.17
PREMIER CLASS:
Net assets $ 3,307,355 $ 17,900,961 $ 29,222,298 $ 72,849,164
Shares outstanding 206,937 1,084,065 1,677,433 3,815,084
NAV and offering price per share $ 15.98 $ 16.51 $ 17.42 $ 19.10
CLASS R6:
Net assets $ 664,434,447 $ 559,325,035 $ 934,069,658 $ 2,805,492,779
Shares outstanding 41,529,787 33,741,814 53,344,179 146,115,114
NAV and offering price per share $ 16.00 $ 16.58 $ 17.51 $ 19.20
RETIREMENT CLASS:
Net assets $ 34,847,090 $ 50,799,911 $ 82,794,124 $ 196,933,996
Shares outstanding 2,183,009 3,094,949 4,768,817 10,351,831
NAV and offering price per share $ 15.96 $ 16.41 $ 17.36 $ 19.02
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements
19
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
$ 5,944,363,270 $ 8,008,368,078 $ 8,442,625,734 $ 8,858,672,031 $ 7,404,380,124 $ 6,250,597,922
4,042,000 8,764,000 14,308,000 10,840,000 9,586,000 13,920,000
212 210 16 651 196 148
7,567,140 8,625,658 7,267,657 5,088,321 2,754,165 1,726,543
597 1,295 2,114 1,602 1,417 2,057
20,986,811 26,938,764 27,180,219 21,481,778 12,797,215 5,491,102
372,947 468,542 461,349 456,943 379,465 317,969
4,896,573 8,533,548 9,264,533 9,409,942 10,935,464 10,752,144
173,117 194,469 185,714 202,154 129,057 100,440
5,982,402,667 8,061,894,564 8,501,295,336 8,906,153,422 7,440,963,103 6,282,908,325
37,331 44,618 45,614 47,025 40,904 36,576
818,631 1,067,350 1,092,668 1,115,114 925,316 778,678
26,431,780 36,100,765 38,328,906 27,420,128 15,465,611 12,643,968
2,621,335 5,588,862 3,337,086 2,779,177 4,634,472 4,077,234
82,550 101,831 95,323 88,823 75,263 63,095
1,859 1,859 1,856 1,855 1,855 1,855
2,179 2,816 2,895 3,015 2,469 2,086
48,041 58,596 59,880 64,033 55,927 54,031
5,719 6,663 6,484 7,294 6,647 7,238
197,093 224,832 216,424 233,892 154,517 121,753
16,246 20,358 24,569 25,266 16,479 12,207
129,482 190,730 210,579 209,781 187,874 159,645
30,392,246 43,409,280 43,422,284 31,995,403 21,567,334 17,958,366
$ 5,952,010,421 $ 8,018,485,284 $ 8,457,873,052 $ 8,874,158,019 $ 7,419,395,769 $ 6,264,949,959
$ 4,866,876,335 $ 6,449,139,669 $ 6,587,161,969 $ 6,558,207,098 $ 5,514,928,821 $ 4,667,118,794
1,085,134,086 1,569,345,615 1,870,711,083 2,315,950,921 1,904,466,948 1,597,831,165
$ 5,952,010,421 $ 8,018,485,284 $ 8,457,873,052 $ 8,874,158,019 $ 7,419,395,769 $ 6,264,949,959
$ 4,823,091,337 $ 6,329,700,410 $ 6,432,682,442 $ 6,367,671,592 $ 5,383,612,689 $ 4,558,134,849
$ 4,042,000 $ 8,764,000 $ 14,308,000 $ 10,840,000 $ 9,586,000 $ 13,920,000
$ 20,649,614 $ 34,836,603 $ 27,532,811 $ 28,683,786 $ 27,460,394 $ 22,003,734
964,551 1,472,573 1,058,955 1,018,834 930,114 732,100
$ 21.41 $ 23.66 $ 26.00 $ 28.15 $ 29.52 $ 30.06
$ 128,403,239 $ 161,500,835 $ 194,854,908 $ 200,052,867 $ 131,290,790 $ 96,699,574
6,011,833 6,853,235 7,525,356 7,139,055 4,460,818 3,230,010
$ 21.36 $ 23.57 $ 25.89 $ 28.02 $ 29.43 $ 29.94
$ 5,430,992,390 $ 7,365,842,868 $ 7,806,877,616 $ 8,245,415,556 $ 6,926,481,236 $ 5,863,809,303
253,080,539 310,730,168 299,612,628 292,378,721 234,043,978 194,678,927
$ 21.46 $ 23.70 $ 26.06 $ 28.20 $ 29.59 $ 30.12
$ 371,965,178 $ 456,304,978 $ 428,607,717 $ 400,005,810 $ 334,163,349 $ 282,437,348
17,508,179 19,452,481 16,628,923 14,331,119 11,414,675 9,485,774
$ 21.25 $ 23.46 $ 25.77 $ 27.91 $ 29.27 $ 29.77
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
20
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2024
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
15.3
Lifecycle Index 2065
ASSETS
Affiliated investments, at value
‡
$ 3,740,163,373 $ 2,071,533,493 $ 335,725,701
Short-term investments, at value
#
5,894,000 4,608,000 962,000
Cash 703 785 673
Receivables:
Dividends 897,933 422,558 55,595
Interest 871 681 142
Investments sold 3,441,917 1,129,404 –
Reimbursement from Adviser 197,570 118,541 30,181
Shares sold 8,075,350 5,287,406 3,101,833
Other 45,602 18,188 1,182
Total assets 3,758,717,319 2,083,119,056 339,877,307
LIABILITIES
Due to affiliates 26,995 20,702 14,426
Payables:
Management fees 464,459 256,211 40,727
Investments purchased - regular settlement 6,485,127 4,111,206 682,117
Shares redeemed 3,106,993 469,207 82,550
Service agreement fees 37,723 20,344 2,615
Accrued expenses:
Custodian fees 1,855 1,855 1,874
Professional fees 1,242 687 136
Shareholder reporting expenses 40,695 34,717 9,436
Shareholder servicing agent fees 6,427 6,085 2,492
Trustees fees 57,888 24,557 1,871
12b-1 distribution and service fees 5,209 3,234 344
Other 101,360 63,216 14,640
Total liabilities 10,335,973 5,012,021 853,228
Net assets $ 3,748,381,346 $ 2,078,107,035 $ 339,024,079
NET ASSETS CONSIST OF:
Paid-in capital $ 2,910,698,252 $ 1,696,877,939 $ 297,865,327
Total distributable earnings (loss) 837,683,094 381,229,096 41,158,752
Net assets $ 3,748,381,346 $ 2,078,107,035 $ 339,024,079
‡
Affiliated investments, cost $ 2,854,179,531 $ 1,662,745,099 $ 292,485,781
#
Short-term investments, cost $ 5,894,000 $ 4,608,000 $ 962,000
CLASS I:
Net assets $ 19,948,056 $ 13,382,395 $ 3,787,116
Shares outstanding 820,914 709,330 283,455
Net asset value ("NAV") and offering price per share $ 24.30 $ 18.87 $ 13.36
PREMIER CLASS:
Net assets $ 41,614,130 $ 25,988,579 $ 2,811,433
Shares outstanding 1,714,951 1,379,691 210,552
NAV and offering price per share $ 24.27 $ 18.84 $ 13.35
CLASS R6:
Net assets $ 3,521,488,823 $ 1,951,599,148 $ 322,206,174
Shares outstanding 144,622,217 103,317,279 23,806,157
NAV and offering price per share $ 24.35 $ 18.89 $ 13.53
RETIREMENT CLASS:
Net assets $ 165,330,337 $ 87,136,913 $ 10,219,356
Shares outstanding 6,835,030 4,638,431 764,928
NAV and offering price per share $ 24.19 $ 18.79 $ 13.36
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements
22
Year Ended May 31, 2024
14.1
Lifecycle Index
Retirement Income
14.2
Lifecycle Index
2010
14.3
Lifecycle Index
2015
14.4
Lifecycle Index
2020
14.5
Lifecycle Index
2025
INVESTMENT INCOME
Dividends from affiliated investments $ 19,938,075 $ 18,967,551 $ 30,855,580 $ 87,217,202 $ 156,185,114
Interest 46,216 27,420 41,122 117,252 269,431
Total investment income 19,984,291 18,994,971 30,896,702 87,334,454 156,454,545
EXPENSES
Management fees 1,144,176 1,073,502 1,780,610 5,079,516 9,214,120
12b-1 distribution and service fees — Premier Class 4,985 28,210 43,919 114,356 185,568
Shareholder servicing agent fees — Class I 2,295 1,299 1,382 9,953 21,656
Shareholder servicing agent fees — Premier Class 127 98 144 179 224
Shareholder servicing agent fees — Class R6 8,445 4,930 6,618 14,466 18,577
Shareholder servicing agent fees — Retirement Class 87,854 134,582 214,932 508,051 964,896
Administrative service fees 60,735 60,053 66,803 98,786 140,140
Trustees fees 10,308 10,050 16,757 48,546 88,517
Custodian expenses 7,359 7,325 7,338 7,341 7,327
Overdraft expense 11,676 8,815 7,166 8,255 1,699
Professional fees 18,116 18,019 19,429 26,469 35,684
Registration fees 65,099 65,286 64,655 69,394 69,239
Shareholder reporting expenses 45,879 47,439 58,354 119,681 191,398
Other 125,073 117,347 174,769 456,090 813,583
Total expenses 1,592,127 1,576,955 2,462,876 6,561,083 11,752,628
Expenses reimbursed by the investment adviser (247,793) (239,998) (270,169) (430,370) (622,840)
Fee waiver by investment adviser and Nuveen Securities (541,459) (512,252) (824,707) (2,272,186) (3,951,568)
Net expenses 802,875 824,705 1,368,000 3,858,527 7,178,220
Net investment income (loss) 19,181,416 18,170,266 29,528,702 83,475,927 149,276,325
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – – – – –
Affiliated investments (1,863,287) 11,515,679 29,191,861 72,223,040 64,679,933
Net realized gain (loss) (1,863,287) 11,515,679 29,191,861 72,223,040 64,679,933
Change in unrealized appreciation (depreciation) on:
Affiliated investments 50,865,338 28,715,167 48,941,127 185,928,230 486,567,331
Net change in unrealized appreciation (depreciation) 50,865,338 28,715,167 48,941,127 185,928,230 486,567,331
Net realized and unrealized gain (loss) 49,002,051 40,230,846 78,132,988 258,151,270 551,247,264
Net increase (decrease) in net assets from operations $ 68,183,467 $ 58,401,112 $ 107,661,690 $ 341,627,197 $ 700,523,589

See Notes to Financial Statements
23
14.6
Lifecycle Index
2030
14.7
Lifecycle Index
2035
14.8
Lifecycle Index
2040
14.9
Lifecycle Index
2045
15.01
Lifecycle Index
2050
15.1
Lifecycle Index
2055
15.2
Lifecycle Index
2060
$ 193,727,158 $ 189,113,806 $ 185,899,447 $ 146,883,540 $ 121,565,064 $ 70,716,786 $ 37,456,045
448,363 509,300 532,686 482,189 409,659 273,209 174,852
194,175,521 189,623,106 186,432,133 147,365,729 121,974,723 70,989,995 37,630,897
11,647,881 11,652,990 11,856,216 9,615,348 8,068,565 4,710,433 2,518,111
234,687 272,545 284,852 175,850 135,270 59,920 35,122
34,466 27,684 27,103 26,341 20,491 18,120 12,055
271 273 298 230 209 209 173
21,826 21,378 24,010 21,673 22,853 19,567 18,014
1,119,376 1,043,800 985,551 801,194 678,344 377,311 188,418
166,475 169,356 174,114 150,978 134,900 99,588 76,468
112,759 114,396 118,492 95,445 80,062 46,243 24,270
7,325 7,312 7,307 7,308 7,308 7,309 7,308
892 322 542 604 537 618 748
41,501 42,099 43,079 37,920 34,405 26,709 21,643
75,196 77,634 73,393 71,345 71,125 65,185 65,664
238,164 244,262 259,994 230,308 222,647 171,097 144,400
1,050,852 1,070,940 1,085,798 908,843 770,472 472,742 273,295
14,751,671 14,744,991 14,940,749 12,143,387 10,247,188 6,075,051 3,385,689
(780,324) (817,077) (841,500) (754,708) (697,704) (530,875) (428,954)
(4,753,474) (4,481,669) (4,427,491) (3,566,781) (2,946,668) (1,721,834) (921,256)
9,217,873 9,446,245 9,671,758 7,821,898 6,602,816 3,822,342 2,035,479
184,957,648 180,176,861 176,760,375 139,543,831 115,371,907 67,167,653 35,595,418
– – – – – 6,396 3,669
14,699,286 (474,339) (6,246,244) (18,462,193) (18,290,248) (10,688,820) (7,557,938)
14,699,286 (474,339) (6,246,244) (18,462,193) (18,290,248) (10,682,424) (7,554,269)
821,935,951 1,005,567,850 1,226,215,207 1,103,795,492 965,448,337 572,567,307 312,641,706
821,935,951 1,005,567,850 1,226,215,207 1,103,795,492 965,448,337 572,567,307 312,641,706
836,635,237 1,005,093,511 1,219,968,963 1,085,333,299 947,158,089 561,884,883 305,087,437
$ 1,021,592,885 $ 1,185,270,372 $ 1,396,729,338 $ 1,224,877,130 $ 1,062,529,996 $ 629,052,536 $ 340,682,855

Statement of Operations
(continued)
See Notes to Financial Statements
24
(continued)
(continued)
Statement of Operations
(continued)
Year Ended May 31, 2024
15.3
Lifecycle Index 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 4,972,156
Interest 44,509
Total investment income 5,016,665
EXPENSES
Management fees 334,084
12b-1 distribution and service fees — Premier Class 3,092
Shareholder servicing agent fees — Class I 2,703
Shareholder servicing agent fees — Premier Class 98
Shareholder servicing agent fees — Class R6 6,355
Shareholder servicing agent fees — Retirement Class 18,372
Administrative service fees 53,493
Trustees fees 2,816
Custodian expenses 7,369
Overdraft expense 2,168
Professional fees 16,534
Registration fees 59,507
Shareholder reporting expenses 46,531
Other 64,248
Total expenses 617,370
Expenses reimbursed by the investment adviser (230,000)
Fee waiver by investment adviser and Nuveen Securities (124,310)
Net expenses 263,060
Net investment income (loss) 4,753,605
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (78,329)
Affiliated investments (606,684)
Net realized gain (loss) (685,013)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 42,485,825
Net change in unrealized appreciation (depreciation) 42,485,825
Net realized and unrealized gain (loss) 41,800,812
Net increase (decrease) in net assets from operations $ 46,554,417

Statement of Changes in Net Assets
See Notes to Financial Statements
26
14.1
Lifecycle Index Retirement Income
14.2
Lifecycle Index 2010
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 19,181,416 $ 15,305,262 $ 18,170,266 $ 16,194,967
Net realized gain (loss) (1,863,287) (11,896,154) 11,515,679 (7,974,112)
Net change in unrealized appreciation (depreciation) 50,865,338 (5,999,510) 28,715,167 (10,055,029)
Net increase (decrease) in net assets from operations 68,183,467 (2,590,402) 58,401,112 (1,834,174)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (66,654) (75,799) (40,636) (59,758)
Premier Class (89,487) (122,700) (640,813) (606,988)
Class R6 (17,810,107) (18,281,295) (18,866,826) (18,252,249)
Retirement Class (892,490) (1,135,242) (1,712,599) (1,903,649)
Total distributions (18,858,738) (19,615,036) (21,260,874) (20,822,644)
FUND SHARE TRANSACTIONS
Subscriptions 228,699,434 182,382,054 102,244,672 143,562,938
Reinvestments of distributions 17,074,412 17,905,642 20,685,528 20,192,977
Redemptions (206,207,587) (166,855,638) (161,485,076) (128,482,532)
Net increase (decrease) from Fund share transactions 39,566,259 33,432,058 (38,554,876) 35,273,383
Net increase (decrease) in net assets 88,890,988 11,226,620 (1,414,638) 12,616,565
Net assets at the beginning of period 616,116,312 604,889,692 630,628,069 618,011,504
Net assets at the end of period $ 705,007,300 $ 616,116,312 $ 629,213,431 $ 630,628,069

See Notes to Financial Statements
27
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
$ 29,528,702 $ 26,394,608 $ 83,475,927 $ 71,550,107 $ 149,276,325 $ 118,257,558 $ 184,957,648 $ 136,708,107
29,191,861 (8,870,827) 72,223,040 (30,607,980) 64,679,933 (63,420,083) 14,699,286 (80,537,992)
48,941,127 (22,376,751) 185,928,230 (49,927,204) 486,567,331 (46,905,868) 821,935,951 (20,813,225)
107,661,690 (4,852,970) 341,627,197 (8,985,077) 700,523,589 7,931,607 1,021,592,885 35,356,890
– – – – – – – –
(51,579) (53,333) (344,758) (302,701) (516,749) (636,179) (787,909) (827,972)
(1,130,702) (938,974) (2,630,651) (2,263,316) (3,088,317) (3,231,783) (3,774,690) (3,801,250)
(37,227,345) (29,330,849) (95,417,147) (80,849,668) (134,076,644) (129,927,780) (165,971,088) (150,753,060)
(3,222,645) (2,794,638) (6,456,175) (6,188,502) (9,192,903) (10,200,914) (10,065,889) (10,424,052)
(41,632,271) (33,117,794) (104,848,731) (89,604,187) (146,874,613) (143,996,656) (180,599,576) (165,806,334)
151,507,550 155,138,426 439,324,873 511,641,269 960,723,344 1,066,264,676 1,352,337,152 1,429,792,810
40,289,147 32,005,375 99,481,968 85,700,117 137,705,788 136,276,129 171,408,393 159,086,047
(252,534,883) (210,710,319) (725,515,692) (562,296,822) (1,121,209,317) (793,981,695) (1,129,816,307) (781,026,233)
(60,738,186) (23,566,518) (186,708,851) 35,044,564 (22,780,185) 408,559,110 393,929,238 807,852,624
5,291,233 (61,537,282) 50,069,615 (63,544,700) 530,868,791 272,494,061 1,234,922,547 677,403,180
1,042,053,474 1,103,590,756 3,033,689,863 3,097,234,563 5,421,141,630 5,148,647,569 6,783,562,737 6,106,159,557
$ 1,047,344,707 $ 1,042,053,474 $ 3,083,759,478 $ 3,033,689,863 $ 5,952,010,421 $ 5,421,141,630 $ 8,018,485,284 $ 6,783,562,737

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 180,176,861 $ 127,022,344 $ 176,760,375 $ 126,021,438
Net realized gain (loss) (474,339) (108,910,376) (6,246,244) (127,395,310)
Net change in unrealized appreciation (depreciation) 1,005,567,850 52,152,223 1,226,215,207 103,241,296
Net increase (decrease) in net assets from operations 1,185,270,372 70,264,191 1,396,729,338 101,867,424
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (567,772) (533,018) (538,589) (572,660)
Premier Class (3,857,289) (3,866,279) (3,954,076) (3,901,042)
Class R6 (154,914,286) (141,975,692) (156,485,700) (143,168,670)
Retirement Class (8,392,031) (8,978,227) (7,629,130) (8,360,596)
Total distributions (167,731,378) (155,353,216) (168,607,495) (156,002,968)
FUND SHARE TRANSACTIONS
Subscriptions 1,550,811,050 1,452,823,028 1,499,345,228 1,374,271,792
Reinvestments of distributions 159,535,720 148,974,623 162,404,648 151,188,334
Redemptions (1,034,946,977) (662,613,309) (979,972,778) (601,622,212)
Net increase (decrease) from Fund share transactions 675,399,793 939,184,342 681,777,098 923,837,914
Net increase (decrease) in net assets 1,692,938,787 854,095,317 1,909,898,941 869,702,370
Net assets at the beginning of period 6,764,934,265 5,910,838,948 6,964,259,078 6,094,556,708
Net assets at the end of period $ 8,457,873,052 $ 6,764,934,265 $ 8,874,158,019 $ 6,964,259,078

See Notes to Financial Statements
29
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
$ 139,543,831 $ 94,467,100 $ 115,371,907 $ 77,383,398 $ 67,167,653 $ 42,136,432 $ 35,595,418 $ 20,668,501
(18,462,193) (73,341,754) (18,290,248) (47,836,878) (10,682,424) (24,338,071) (7,554,269) (12,553,618)
1,103,795,492 65,814,212 965,448,337 42,957,082 572,567,307 29,243,049 312,641,706 21,010,620
1,224,877,130 86,939,558 1,062,529,996 72,503,602 629,052,536 47,041,410 340,682,855 29,125,503
– – – – – – – –
(509,242) (479,857) (420,271) (395,306) (357,393) (299,126) (243,062) (210,367)
(2,377,862) (2,106,951) (1,913,988) (1,658,463) (879,223) (683,266) (487,237) (340,958)
(126,387,605) (105,335,198) (111,468,488) (83,092,318) (64,935,523) (44,335,827) (34,405,231) (21,238,837)
(6,085,403) (6,503,116) (5,413,361) (5,337,628) (2,974,797) (2,954,895) (1,483,183) (1,388,588)
(135,360,112) (114,425,122) (119,216,108) (90,483,715) (69,146,936) (48,273,114) (36,618,713) (23,178,750)
1,496,589,665 1,279,041,500 1,274,445,721 1,129,030,987 974,906,030 816,853,280 696,416,289 578,045,540
129,762,323 110,763,392 114,459,662 87,252,009 66,096,262 46,341,525 34,946,899 22,172,619
(817,713,723) (483,143,445) (679,999,600) (424,906,290) (470,471,723) (260,732,719) (310,232,315) (173,826,135)
808,638,265 906,661,447 708,905,783 791,376,706 570,530,569 602,462,086 421,130,873 426,392,024
1,898,155,283 879,175,883 1,652,219,671 773,396,593 1,130,436,169 601,230,382 725,195,015 432,338,777
5,521,240,486 4,642,064,603 4,612,730,288 3,839,333,695 2,617,945,177 2,016,714,795 1,352,912,020 920,573,243
$ 7,419,395,769 $ 5,521,240,486 $ 6,264,949,959 $ 4,612,730,288 $ 3,748,381,346 $ 2,617,945,177 $ 2,078,107,035 $ 1,352,912,020

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
30
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 4,753,605 $ 1,487,709
Net realized gain (loss) (685,013) (1,032,563)
Net change in unrealized appreciation (depreciation) 42,485,825 3,395,359
Net increase (decrease) in net assets from operations 46,554,417 3,850,505
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (63,731) (15,962)
Premier Class (52,902) (18,435)
Class R6 (4,551,523) (1,496,866)
Retirement Class (144,162) (52,353)
Total distributions (4,812,318) (1,583,616)
FUND SHARE TRANSACTIONS
Subscriptions 208,269,379 90,742,768
Reinvestments of distributions 4,604,356 1,462,476
Redemptions (43,759,994) (14,094,375)
Net increase (decrease) from Fund share transactions 169,113,741 78,110,869
Net increase (decrease) in net assets 210,855,840 80,377,758
Net assets at the beginning of period 128,168,239 47,790,481
Net assets at the end of period $ 339,024,079 $ 128,168,239

Financial Highlights
See Notes to Financial Statements
32
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
Lifecycle Index Retirement Income
Class I:
5/31/24 $ 14 .90 $ 0 .43 $ 1 .08 $ 1 .51 $ ( 0 .41 ) $ ( 0 .01 ) $ ( 0 .42 ) $ 15 .99
5/31/23 15 .47 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .90
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
5/31/21 15 .10 0 .24 2 .18 2 .42 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 17 .19
5/31/20 14 .31 0 .36 0 .79 1 .15 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 15 .10
Premier Class:
5/31/24 14 .89 0 .42 1 .08 1 .50 ( 0 .40 ) ( 0 .01 ) ( 0 .41 ) 15 .98
5/31/23 15 .46 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .89
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
5/31/21 15 .09 0 .27 2 .14 2 .41 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 17 .18
5/31/20 14 .30 0 .32 0 .82 1 .14 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .09
Class R6:
5/31/24 14 .90 0 .44 1 .10 1 .54 ( 0 .43 ) ( 0 .01 ) ( 0 .44 ) 16 .00
5/31/23 15 .48 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 14 .90
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
5/31/21 15 .10 0 .28 2 .16 2 .44 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 17 .20
5/31/20 14 .31 0 .34 0 .82 1 .16 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .10
Retirement Class:
5/31/24 14 .87 0 .40 1 .09 1 .49 ( 0 .39 ) ( 0 .01 ) ( 0 .40 ) 15 .96
5/31/23 15 .44 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .12 ) ( 0 .46 ) 14 .87
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
5/31/21 15 .07 0 .24 2 .16 2 .40 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 17 .16
5/31/20 14 .28 0 .31 0 .81 1 .12 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 15 .07
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .27% $ 2,418 0 .32% 0 .20% 2 .79% 19%
( 0 .45 ) 2,312 0 .31 0 .19 2 .52 24
( 6 .30 ) 2,699 0 .33 0 .20 2 .08 24
16 .16 2,242 0 .34 0 .20 1 .49 23
8 .08 989 0 .37 0 .22 2 .41 27
10 .20 3,307 0 .37 0 .25 2 .72 19
( 0 .48 ) 3,277 0 .37 0 .25 2 .53 24
( 6 .36 ) 3,993 0 .38 0 .25 2 .37 24
16 .12 25,449 0 .38 0 .25 1 .63 23
8 .09 29,105 0 .40 0 .25 2 .17 27
10 .43 664,434 0 .22 0 .10 2 .86 19
( 0 .40 ) 574,299 0 .22 0 .10 2 .62 24
( 6 .20 ) 557,296 0 .23 0 .10 2 .13 24
16 .36 547,545 0 .23 0 .10 1 .69 23
8 .17 437,256 0 .26 0 .10 2 .32 27
10 .11 34,847 0 .47 0 .35 2 .59 19
( 0 .60 ) 36,227 0 .47 0 .35 2 .36 24
( 6 .45 ) 40,901 0 .48 0 .35 1 .90 24
16 .04 48,346 0 .48 0 .35 1 .45 23
7 .91 35,862 0 .50 0 .35 2 .09 27

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
Lifecycle Index 2010
Class I:
5/31/24 $ 15 .63 $ 0 .44 $ 1 .04 $ 1 .48 $ ( 0 .41 ) $ ( 0 .12 ) $ ( 0 .53 ) $ 16 .58
5/31/23 16 .24 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .38 ) ( 0 .13 ) ( 0 .51 ) 15 .63
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
5/31/21 15 .97 0 .22 2 .35 2 .57 ( 0 .30 ) ( 0 .11 ) ( 0 .41 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
Premier Class:
5/31/24 15 .58 0 .45 1 .01 1 .46 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .51
5/31/23 16 .18 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .37 ) ( 0 .13 ) ( 0 .50 ) 15 .58
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
5/31/21 15 .92 0 .27 2 .26 2 .53 ( 0 .28 ) ( 0 .11 ) ( 0 .39 ) 18 .06
5/31/20 15 .06 0 .35 0 .86 1 .21 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .92
Class R6:
5/31/24 15 .63 0 .46 1 .04 1 .50 ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 16 .58
5/31/23 16 .24 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .39 ) ( 0 .13 ) ( 0 .52 ) 15 .63
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
5/31/21 15 .97 0 .30 2 .28 2 .58 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
Retirement Class:
5/31/24 15 .48 0 .42 1 .02 1 .44 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 16 .41
5/31/23 16 .08 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 15 .48
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
5/31/21 15 .83 0 .25 2 .26 2 .51 ( 0 .27 ) ( 0 .11 ) ( 0 .38 ) 17 .96
5/31/20 14 .98 0 .32 0 .87 1 .19 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 15 .83
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .63% $ 1,188 0 .32% 0 .20% 2 .74% 17%
( 0 .53 ) 2,024 0 .31 0 .19 2 .52 22
( 6 .16 ) 1,715 0 .32 0 .20 2 .03 23
16 .18 1,950 0 .32 0 .19 1 .28 28
8 .16 123 0 .26 0 .12 2 .30 22
9 .57 17,901 0 .37 0 .25 2 .79 17
( 0 .60 ) 19,016 0 .37 0 .25 2 .47 22
( 6 .19 ) 21,048 0 .38 0 .25 2 .07 23
15 .99 43,665 0 .38 0 .25 1 .56 28
8 .06 31,580 0 .40 0 .25 2 .20 22
9 .76 559,325 0 .22 0 .10 2 .90 17
( 0 .44 ) 553,938 0 .22 0 .10 2 .63 22
( 6 .07 ) 526,583 0 .22 0 .10 2 .12 23
16 .22 560,852 0 .23 0 .10 1 .71 28
8 .18 442,192 0 .25 0 .10 2 .32 22
9 .44 50,800 0 .47 0 .35 2 .66 17
( 0 .66 ) 55,650 0 .47 0 .35 2 .39 22
( 6 .32 ) 68,666 0 .47 0 .35 1 .88 23
15 .91 81,534 0 .48 0 .35 1 .46 28
7 .93 74,599 0 .50 0 .35 2 .08 22

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
Lifecycle Index 2015
Class I:
5/31/24 $ 16 .45 $ 0 .45 $ 1 .26 $ 1 .71 $ ( 0 .43 ) $ ( 0 .23 ) $ ( 0 .66 ) $ 17 .50
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
5/31/20 15 .76 0 .39 0 .90 1 .29 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 16 .65
Premier Class:
5/31/24 16 .37 0 .45 1 .25 1 .70 ( 0 .42 ) ( 0 .23 ) ( 0 .65 ) 17 .42
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
5/31/20 15 .69 0 .36 0 .91 1 .27 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 16 .58
Class R6:
5/31/24 16 .46 0 .48 1 .25 1 .73 ( 0 .45 ) ( 0 .23 ) ( 0 .68 ) 17 .51
5/31/23 17 .05 0 .42 ( 0 .48 ) ( 0 .06 ) ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
5/31/20 15 .76 0 .38 0 .92 1 .30 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 16 .65
Retirement Class:
5/31/24 16 .32 0 .43 1 .25 1 .68 ( 0 .41 ) ( 0 .23 ) ( 0 .64 ) 17 .36
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
5/31/20 15 .64 0 .33 0 .91 1 .24 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 16 .52
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .57% $ 1,259 0 .30% 0 .20% 2 .65% 15%
( 0 .33 ) 1,700 0 .30 0 .20 2 .48 18
( 6 .40 ) 1,657 0 .31 0 .20 2 .13 19
18 .05 1,396 0 .31 0 .20 1 .28 26
8 .19 592 0 .30 0 .18 2 .38 25
10 .57 29,222 0 .36 0 .25 2 .67 15
( 0 .45 ) 30,386 0 .35 0 .25 2 .41 18
( 6 .49 ) 34,529 0 .36 0 .25 2 .16 19
18 .00 98,140 0 .36 0 .25 1 .55 26
8 .12 85,350 0 .37 0 .25 2 .18 25
10 .75 934,070 0 .21 0 .10 2 .82 15
( 0 .28 ) 921,164 0 .20 0 .10 2 .55 18
( 6 .32 ) 966,867 0 .21 0 .10 2 .08 19
18 .16 962,220 0 .21 0 .10 1 .71 26
8 .24 819,474 0 .23 0 .10 2 .33 25
10 .43 82,794 0 .46 0 .35 2 .58 15
( 0 .56 ) 88,804 0 .45 0 .35 2 .31 18
( 6 .51 ) 100,537 0 .46 0 .35 1 .83 19
17 .88 126,902 0 .46 0 .35 1 .44 26
7 .96 122,731 0 .47 0 .35 2 .05 25

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
Lifecycle Index 2020
Class I:
5/31/24 $ 17 .76 $ 0 .49 $ 1 .54 $ 2 .03 $ ( 0 .46 ) $ ( 0 .16 ) $ ( 0 .62 ) $ 19 .17
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
5/31/20 16 .64 0 .43 0 .94 1 .37 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 17 .61
Premier Class:
5/31/24 17 .69 0 .48 1 .54 2 .02 ( 0 .45 ) ( 0 .16 ) ( 0 .61 ) 19 .10
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
5/31/20 16 .57 0 .38 0 .99 1 .37 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 17 .55
Class R6:
5/31/24 17 .79 0 .50 1 .55 2 .05 ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 19 .20
5/31/23 18 .39 0 .43 ( 0 .48 ) ( 0 .05 ) ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
5/31/20 16 .65 0 .40 0 .99 1 .39 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 17 .63
Retirement Class:
5/31/24 17 .63 0 .45 1 .53 1 .98 ( 0 .43 ) ( 0 .16 ) ( 0 .59 ) 19 .02
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
5/31/20 16 .51 0 .35 0 .99 1 .34 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 17 .48
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .60% $ 8,484 0 .29% 0 .20% 2 .66% 14%
( 0 .27 ) 10,266 0 .29 0 .20 2 .36 19
( 6 .60 ) 10,672 0 .30 0 .20 2 .03 19
20 .00 11,420 0 .30 0 .20 1 .37 21
8 .25 4,832 0 .31 0 .21 2 .51 20
11 .59 72,849 0 .34 0 .25 2 .63 14
( 0 .32 ) 78,463 0 .34 0 .25 2 .30 19
( 6 .65 ) 82,754 0 .35 0 .25 2 .13 19
19 .89 316,253 0 .35 0 .25 1 .55 21
8 .25 268,403 0 .36 0 .25 2 .16 20
11 .75 2,805,493 0 .19 0 .10 2 .73 14
( 0 .21 ) 2,736,922 0 .19 0 .10 2 .44 19
( 6 .51 ) 2,756,707 0 .19 0 .10 2 .01 19
20 .14 2,729,084 0 .20 0 .10 1 .72 21
8 .36 2,221,699 0 .21 0 .10 2 .32 20
11 .39 196,934 0 .44 0 .35 2 .48 14
( 0 .39 ) 208,039 0 .44 0 .35 2 .20 19
( 6 .76 ) 247,101 0 .44 0 .35 1 .78 19
19 .85 310,428 0 .45 0 .35 1 .46 21
8 .10 303,700 0 .46 0 .35 2 .05 20

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
Lifecycle Index 2025
Class I:
5/31/24 $ 19 .45 $ 0 .51 $ 1 .96 $ 2 .47 $ ( 0 .48 ) $ ( 0 .03 ) $ ( 0 .51 ) $ 21 .41
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
5/31/20 17 .47 0 .42 1 .03 1 .45 ( 0 .40 ) ( 0 .02 ) ( 0 .42 ) 18 .50
Premier Class:
5/31/24 19 .40 0 .51 1 .95 2 .46 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 21 .36
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
5/31/20 17 .41 0 .39 1 .05 1 .44 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 18 .45
Class R6:
5/31/24 19 .49 0 .53 1 .97 2 .50 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 21 .46
5/31/23 20 .07 0 .45 ( 0 .47 ) ( 0 .02 ) ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
5/31/20 17 .49 0 .42 1 .05 1 .47 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 18 .53
Retirement Class:
5/31/24 19 .30 0 .48 1 .95 2 .43 ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 21 .25
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
5/31/20 17 .34 0 .37 1 .03 1 .40 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .36
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
12 .84% $ 20,650 0 .29% 0 .21% 2 .50% 15%
( 0 .06 ) 22,052 0 .28 0 .20 2 .30 14
( 6 .78 ) 21,746 0 .29 0 .21 1 .92 14
23 .20 17,472 0 .29 0 .20 1 .47 18
8 .23 2,837 0 .30 0 .21 2 .30 17
12 .83 128,403 0 .33 0 .25 2 .50 15
( 0 .17 ) 119,308 0 .33 0 .25 2 .20 14
( 6 .79 ) 123,482 0 .34 0 .25 2 .06 14
23 .11 466,892 0 .34 0 .25 1 .55 18
8 .24 357,784 0 .35 0 .26 2 .15 17
12 .98 5,430,992 0 .18 0 .10 2 .62 15
( 0 .01 ) 4,888,761 0 .18 0 .10 2 .33 14
( 6 .65 ) 4,582,423 0 .19 0 .10 1 .95 14
23 .29 4,263,286 0 .19 0 .10 1 .71 18
8 .35 3,152,216 0 .20 0 .11 2 .31 17
12 .73 371,965 0 .43 0 .35 2 .39 15
( 0 .23 ) 391,021 0 .43 0 .35 2 .10 14
( 6 .91 ) 420,997 0 .44 0 .35 1 .71 14
22 .99 481,282 0 .44 0 .35 1 .46 18
8 .05 424,099 0 .46 0 .36 2 .05 17

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
Lifecycle Index 2030
Class I:
5/31/24 $ 21 .14 $ 0 .53 $ 2 .52 $ 3 .05 $ ( 0 .50 ) $ ( 0 .03 ) $ ( 0 .53 ) $ 23 .66
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
5/31/20 18 .31 0 .42 1 .09 1 .51 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 19 .38
Premier Class:
5/31/24 21 .06 0 .53 2 .50 3 .03 ( 0 .49 ) ( 0 .03 ) ( 0 .52 ) 23 .57
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
5/31/20 18 .24 0 .41 1 .09 1 .50 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 19 .31
Class R6:
5/31/24 21 .18 0 .56 2 .51 3 .07 ( 0 .52 ) ( 0 .03 ) ( 0 .55 ) 23 .70
5/31/23 21 .72 0 .46 ( 0 .44 ) 0 .02 ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
5/31/20 18 .33 0 .44 1 .08 1 .52 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 19 .40
Retirement Class:
5/31/24 20 .97 0 .50 2 .49 2 .99 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 23 .46
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
5/31/20 18 .16 0 .39 1 .08 1 .47 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 19 .22
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
14 .57% $ 34,837 0 .28% 0 .21% 2 .37% 12%
0 .15 33,509 0 .28 0 .20 2 .17 12
( 6 .94 ) 26,880 0 .28 0 .20 1 .83 13
26 .54 23,352 0 .29 0 .20 1 .38 16
8 .20 5,671 0 .30 0 .21 2 .20 15
14 .53 161,501 0 .33 0 .26 2 .41 12
0 .09 150,728 0 .33 0 .25 2 .09 12
( 7 .00 ) 150,515 0 .33 0 .25 2 .04 13
26 .45 475,693 0 .34 0 .25 1 .54 16
8 .14 344,547 0 .35 0 .25 2 .14 15
14 .66 7,365,843 0 .18 0 .11 2 .50 12
0 .24 6,168,804 0 .18 0 .10 2 .22 12
( 6 .86 ) 5,483,743 0 .18 0 .10 1 .88 13
26 .70 4,966,053 0 .19 0 .10 1 .70 16
8 .25 3,449,438 0 .20 0 .10 2 .30 15
14 .39 456,305 0 .43 0 .36 2 .28 12
( 0 .02 ) 430,522 0 .43 0 .35 1 .97 12
( 7 .07 ) 445,022 0 .43 0 .35 1 .66 13
26 .40 496,871 0 .44 0 .35 1 .45 16
8 .02 419,628 0 .45 0 .35 2 .04 15

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
Lifecycle Index 2035
Class I:
5/31/24 $ 22 .78 $ 0 .55 $ 3 .19 $ 3 .74 $ ( 0 .52 ) $ — $ ( 0 .52 ) $ 26 .00
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
5/31/20 19 .10 0 .50 1 .04 1 .54 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .18
Premier Class:
5/31/24 22 .69 0 .54 3 .17 3 .71 ( 0 .51 ) — ( 0 .51 ) 25 .89
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
5/31/20 19 .02 0 .43 1 .11 1 .54 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .11
Class R6:
5/31/24 22 .83 0 .58 3 .19 3 .77 ( 0 .54 ) — ( 0 .54 ) 26 .06
5/31/23 23 .28 0 .47 ( 0 .34 ) 0 .13 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
5/31/20 19 .12 0 .46 1 .11 1 .57 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .21
Retirement Class:
5/31/24 22 .59 0 .52 3 .14 3 .66 ( 0 .48 ) — ( 0 .48 ) 25 .77
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
5/31/20 18 .94 0 .41 1 .10 1 .51 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 20 .02
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
16 .57% $ 27,533 0 .28% 0 .21% 2 .26% 11%
0 .56 25,308 0 .27 0 .20 2 .03 12
( 7 .09 ) 18,143 0 .28 0 .20 1 .72 12
30 .03 15,231 0 .28 0 .20 1 .37 15
8 .02 3,623 0 .29 0 .20 2 .51 14
16 .49 194,855 0 .33 0 .26 2 .25 11
0 .54 169,166 0 .32 0 .25 1 .96 12
( 7 .18 ) 161,087 0 .33 0 .25 1 .97 12
29 .90 470,422 0 .33 0 .25 1 .54 15
8 .02 331,062 0 .34 0 .26 2 .15 14
16 .68 7,806,878 0 .18 0 .11 2 .37 11
0 .69 6,172,055 0 .17 0 .10 2 .11 12
( 7 .00 ) 5,330,114 0 .18 0 .10 1 .81 12
30 .12 4,697,189 0 .18 0 .10 1 .70 15
8 .12 3,151,680 0 .19 0 .11 2 .30 14
16 .36 428,608 0 .43 0 .36 2 .14 11
0 .43 398,405 0 .42 0 .35 1 .86 12
( 7 .26 ) 401,495 0 .43 0 .35 1 .58 12
29 .81 451,962 0 .43 0 .35 1 .45 15
7 .89 372,294 0 .44 0 .36 2 .04 14

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
Lifecycle Index 2040
Class I:
5/31/24 $ 24 .16 $ 0 .55 $ 3 .97 $ 4 .52 $ ( 0 .53 ) $ — $ ( 0 .53 ) $ 28 .15
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
5/31/20 19 .63 0 .47 1 .07 1 .54 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .69
Premier Class:
5/31/24 24 .05 0 .56 3 .93 4 .49 ( 0 .52 ) — ( 0 .52 ) 28 .02
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
5/31/20 19 .55 0 .44 1 .07 1 .51 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .60
Class R6:
5/31/24 24 .20 0 .58 3 .98 4 .56 ( 0 .56 ) — ( 0 .56 ) 28 .20
5/31/23 24 .55 0 .48 ( 0 .23 ) 0 .25 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
5/31/20 19 .65 0 .47 1 .08 1 .55 ( 0 .47 ) ( 0 .02 ) ( 0 .49 ) 20 .71
Retirement Class:
5/31/24 23 .96 0 .52 3 .93 4 .45 ( 0 .50 ) — ( 0 .50 ) 27 .91
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
5/31/20 19 .47 0 .42 1 .07 1 .49 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 20 .52
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
18 .90% $ 28,684 0 .27% 0 .21% 2 .10% 9%
1 .05 24,491 0 .27 0 .20 2 .00 13
( 7 .12 ) 21,468 0 .27 0 .20 1 .75 12
33 .78 16,071 0 .28 0 .20 1 .25 14
7 .75 3,215 0 .28 0 .19 2 .30 11
18 .86 200,053 0 .32 0 .26 2 .14 9
0 .99 176,064 0 .32 0 .25 1 .88 13
( 7 .18 ) 172,180 0 .32 0 .25 1 .98 12
33 .69 447,061 0 .33 0 .25 1 .50 14
7 .65 291,837 0 .34 0 .25 2 .12 11
19 .02 8,245,416 0 .17 0 .11 2 .23 9
1 .15 6,388,981 0 .17 0 .10 2 .03 13
( 7 .00 ) 5,515,470 0 .17 0 .10 1 .78 12
33 .87 4,914,220 0 .18 0 .10 1 .68 14
7 .81 3,297,735 0 .19 0 .10 2 .28 11
18 .72 400,006 0 .42 0 .36 2 .02 9
0 .93 374,723 0 .42 0 .35 1 .79 13
( 7 .26 ) 385,438 0 .42 0 .35 1 .55 12
33 .55 435,795 0 .43 0 .35 1 .42 14
7 .58 348,208 0 .44 0 .35 2 .02 11

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
Lifecycle Index 2045
Class I:
5/31/24 $ 25 .00 $ 0 .55 $ 4 .51 $ 5 .06 $ ( 0 .54 ) $ — $ ( 0 .54 ) $ 29 .52
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
5/31/20 19 .66 0 .48 0 .99 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .65
Premier Class:
5/31/24 24 .92 0 .56 4 .48 5 .04 ( 0 .53 ) — ( 0 .53 ) 29 .43
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
5/31/20 19 .60 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .58
Class R6:
5/31/24 25 .05 0 .59 4 .52 5 .11 ( 0 .57 ) — ( 0 .57 ) 29 .59
5/31/23 25 .39 0 .48 ( 0 .24 ) 0 .24 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
5/31/20 19 .69 0 .47 1 .02 1 .49 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .68
Retirement Class:
5/31/24 24 .79 0 .52 4 .47 4 .99 ( 0 .51 ) — ( 0 .51 ) 29 .27
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
5/31/20 19 .51 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .49
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
20 .46% $ 27,460 0 .27% 0 .21% 2 .01% 8%
1 .05 24,082 0 .27 0 .20 1 .90 10
( 7 .04 ) 18,259 0 .27 0 .20 1 .77 11
37 .58 12,840 0 .28 0 .20 1 .29 11
7 .37 2,504 0 .29 0 .21 2 .31 6
20 .44 131,291 0 .32 0 .25 2 .06 8
0 .99 103,386 0 .32 0 .25 1 .84 10
( 7 .06 ) 90,924 0 .32 0 .25 2 .17 11
37 .48 352,496 0 .32 0 .25 1 .47 11
7 .28 225,642 0 .34 0 .25 2 .12 6
20 .61 6,926,481 0 .17 0 .11 2 .16 8
1 .11 5,095,781 0 .17 0 .10 1 .96 10
( 6 .92 ) 4,224,772 0 .17 0 .10 1 .75 11
37 .71 3,640,347 0 .17 0 .10 1 .65 11
7 .43 2,269,913 0 .19 0 .10 2 .27 6
20 .30 334,163 0 .42 0 .35 1 .94 8
0 .89 297,992 0 .42 0 .35 1 .76 10
( 7 .18 ) 308,109 0 .42 0 .35 1 .54 11
37 .32 328,342 0 .42 0 .35 1 .40 11
7 .21 256,314 0 .44 0 .35 2 .03 6

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
Lifecycle Index 2050
Class I:
5/31/24 $ 25 .32 $ 0 .54 $ 4 .78 $ 5 .32 $ ( 0 .55 ) $ ( 0 .03 ) $ ( 0 .58 ) $ 30 .06
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
5/31/20 19 .73 0 .50 0 .97 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .72
Premier Class:
5/31/24 25 .23 0 .56 4 .72 5 .28 ( 0 .54 ) ( 0 .03 ) ( 0 .57 ) 29 .94
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
5/31/20 19 .65 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .63
Class R6:
5/31/24 25 .37 0 .59 4 .77 5 .36 ( 0 .58 ) ( 0 .03 ) ( 0 .61 ) 30 .12
5/31/23 25 .69 0 .47 ( 0 .23 ) 0 .24 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
5/31/20 19 .75 0 .47 1 .03 1 .50 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .75
Retirement Class:
5/31/24 25 .09 0 .52 4 .70 5 .22 ( 0 .51 ) ( 0 .03 ) ( 0 .54 ) 29 .77
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
5/31/20 19 .56 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .54
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .23% $ 22,004 0 .27% 0 .21% 1 .98% 7%
0 .99 19,403 0 .27 0 .20 1 .96 8
( 7 .04 ) 14,242 0 .27 0 .20 1 .75 11
38 .42 10,851 0 .27 0 .20 1 .30 9
7 .35 2,546 0 .28 0 .20 2 .41 5
21 .13 96,700 0 .32 0 .26 2 .03 7
0 .96 83,196 0 .32 0 .25 1 .79 8
( 7 .06 ) 80,318 0 .32 0 .25 2 .20 11
38 .36 295,691 0 .33 0 .25 1 .47 9
7 .26 188,481 0 .34 0 .25 2 .11 5
21 .34 5,863,809 0 .17 0 .11 2 .12 7
1 .07 4,258,463 0 .17 0 .10 1 .93 8
( 6 .92 ) 3,473,689 0 .17 0 .10 1 .75 11
38 .50 2,948,578 0 .18 0 .10 1 .63 9
7 .46 1,786,312 0 .19 0 .10 2 .26 5
21 .01 282,437 0 .42 0 .36 1 .91 7
0 .82 251,668 0 .42 0 .35 1 .74 8
( 7 .15 ) 271,085 0 .42 0 .35 1 .52 11
38 .15 285,738 0 .43 0 .35 1 .41 9
7 .19 218,846 0 .45 0 .35 2 .04 5

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
Lifecycle Index 2055
Class I:
5/31/24 $ 20.42 $ 0.42 $ 3.92 $ 4.34 $ (0.44) $ (0.02) $ (0.46) $ 24.30
5/31/23 20.66 0.36 (0.18) 0.18 (0.36) (0.06) (0.42) 20.42
5/31/22 22.66 0.38 (1.92) (1.54) (0.43) (0.03) (0.46) 20.66
5/31/21 16.57 0.29 6.13 6.42 (0.31) (0.02) (0.33) 22.66
5/31/20 15.79 0.35 0.82 1.17 (0.37) (0.02) (0.39) 16.57
Premier Class:
5/31/24 20.39 0.47 3.86 4.33 (0.43) (0.02) (0.45) 24.27
5/31/23 20.63 0.35 (0.19) 0.16 (0.34) (0.06) (0.40) 20.39
5/31/22 22.62 0.53 (2.07) (1.54) (0.42) (0.03) (0.45) 20.63
5/31/21 16.54 0.29 6.11 6.40 (0.30) (0.02) (0.32) 22.62
5/31/20 15.76 0.35 0.81 1.16 (0.36) (0.02) (0.38) 16.54
Class R6:
5/31/24 20.46 0.47 3.90 4.37 (0.46) (0.02) (0.48) 24.35
5/31/23 20.70 0.38 (0.19) 0.19 (0.37) (0.06) (0.43) 20.46
5/31/22 22.70 0.40 (1.92) (1.52) (0.45) (0.03) (0.48) 20.70
5/31/21 16.59 0.32 6.14 6.46 (0.33) (0.02) (0.35) 22.70
5/31/20 15.80 0.37 0.82 1.19 (0.38) (0.02) (0.40) 16.59
Retirement Class:
5/31/24 20.33 0.42 3.87 4.29 (0.41) (0.02) (0.43) 24.19
5/31/23 20.57 0.35 (0.20) 0.15 (0.33) (0.06) (0.39) 20.33
5/31/22 22.56 0.34 (1.91) (1.57) (0.39) (0.03) (0.42) 20.57
5/31/21 16.50 0.28 6.08 6.36 (0.28) (0.02) (0.30) 22.56
5/31/20 15.73 0.34 0.79 1.13 (0.34) (0.02) (0.36) 16.50
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21.49% $ 19,948 0.27% 0.20% 1.90% 7%
1.02 16,680 0.27 0.20 1.85 7
(7.00) 12,050 0.28 0.20 1.71 11
38.98 8,251 0.28 0.20 1.46 6
7.24 1,534 0.29 0.20 2.13 7
21.47 41,614 0.33 0.26 2.11 7
0.95 37,212 0.33 0.25 1.78 7
(7.02) 33,219 0.33 0.25 2.28 11
38.91 142,662 0.33 0.25 1.45 6
7.19 79,521 0.35 0.26 2.09 7
21.61 3,521,489 0.18 0.11 2.11 7
1.10 2,428,738 0.18 0.10 1.92 7
(6.91) 1,822,272 0.18 0.10 1.75 11
39.14 1,478,111 0.18 0.10 1.61 6
7.37 801,496 0.20 0.11 2.23 7
21.32 165,330 0.43 0.36 1.89 7
0.85 135,316 0.43 0.35 1.76 7
(7.13) 149,174 0.43 0.35 1.52 11
38.76 149,564 0.43 0.35 1.44 6
7.05 114,986 0.46 0.36 2.02 7

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
Lifecycle Index 2060
Class I:
5/31/24 $ 15 .81 $ 0 .33 $ 3 .09 $ 3 .42 $ ( 0 .34 ) $ ( 0 .02 ) $ ( 0 .36 ) $ 18 .87
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
5/31/20 12 .15 0 .27 0 .62 0 .89 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .75
Premier Class:
5/31/24 15 .79 0 .34 3 .06 3 .40 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 18 .84
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
5/31/20 12 .13 0 .27 0 .61 0 .88 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .73
Class R6:
5/31/24 15 .83 0 .36 3 .08 3 .44 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .89
5/31/23 15 .99 0 .29 ( 0 .12 ) 0 .17 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
5/31/20 12 .14 0 .28 0 .63 0 .91 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .75
Retirement Class:
5/31/24 15 .75 0 .32 3 .06 3 .38 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 18 .79
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
5/31/20 12 .11 0 .26 0 .60 0 .86 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 12 .70
a
Based on average shares outstanding.
b
Total returns are not annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .83% $ 13,382 0 .28% 0 .21% 1 .94% 7%
1 .05 10,940 0 .28 0 .20 1 .89 7
( 7 .01 ) 9,092 0 .29 0 .20 1 .69 10
39 .51 5,527 0 .30 0 .20 1 .31 6
7 .21 1,292 0 .35 0 .20 2 .11 16
21 .74 25,989 0 .33 0 .26 1 .99 7
0 .99 21,158 0 .34 0 .25 1 .76 7
( 7 .01 ) 15,601 0 .34 0 .25 2 .23 10
39 .44 40,943 0 .35 0 .25 1 .42 6
7 .17 17,927 0 .41 0 .26 2 .09 16
21 .91 1,951,599 0 .18 0 .11 2 .09 7
1 .20 1,257,068 0 .19 0 .10 1 .92 7
( 6 .93 ) 828,871 0 .19 0 .10 1 .75 10
39 .68 600,348 0 .21 0 .10 1 .59 6
7 .36 267,485 0 .26 0 .11 2 .21 16
21 .62 87,137 0 .43 0 .36 1 .89 7
0 .90 63,746 0 .44 0 .35 1 .79 7
( 7 .11 ) 67,009 0 .44 0 .35 1 .50 10
39 .33 55,903 0 .45 0 .35 1 .43 6
7 .01 37,293 0 .51 0 .36 2 .00 16

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
Lifecycle Index 2065
Class I:
5/31/24 $ 11 .17 $ 0 .25 $ 2 .19 $ 2 .44 $ ( 0 .24 ) $ ( 0 .01 ) $ ( 0 .25 ) $ 13 .36
5/31/23 11 .27 0 .12 0 .00
d
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class:
5/31/24 11 .16 0 .30 2 .14 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .35
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Class R6:
5/31/24 11 .31 0 .26 2 .22 2 .48 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 13 .53
5/31/23 11 .40 0 .21 ( 0 .08 ) 0 .13 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21
*
10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Retirement Class:
5/31/24 11 .17 0 .23 2 .20 2 .43 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 13 .36
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21
*
10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
g
Net
Expenses
g
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22 .08% $ 3,787 0 .35% 0 .19% 2 .01% 14%
1 .22 2,377 0 .45 0 .18 1 .11 22
( 6 .83 ) 716 0 .83 0 .13 1 .81 108
26 .48 626 4 .26
c
0 .25
c
2 .16
c
36
22 .03 2,811 0 .41 0 .26 2 .49 14
1 .11 1,229 0 .53 0 .25 1 .75 22
( 6 .90 ) 808 0 .97 0 .25 1 .49 108
26 .48 637 4 .41
c
0 .25
c
2 .14
c
36
22 .12 322,206 0 .26 0 .11 2 .10 14
1 .29 119,873 0 .38 0 .10 1 .90 22
( 6 .70 ) 44,526 0 .82 0 .11 1 .76 108
26 .45 7,131 3 .91
c
0 .10
c
2 .02
c
36
21 .93 10,219 0 .51 0 .36 1 .90 14
1 .03 4,689 0 .63 0 .35 1 .62 22
( 7 .26 ) 1,740 1 .08 0 .36 1 .42 108
26 .35 693 4 .54
c
0 .35
c
2 .00
c
36

58
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen
Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
New Name Former Name Short Name
Nuveen Lifecycle Index Retirement Income Fund TIAA-CREF Lifecycle Index Retirement
Income Fund
Lifecycle Index Retirement Income Fund
Nuveen Lifecycle Index 2010 Fund TIAA-CREF Lifecycle Index 2010 Fund Lifecycle Index 2010 Fund
Nuveen Lifecycle Index 2015 Fund TIAA-CREF Lifecycle Index 2015 Fund Lifecycle Index 2015 Fund
Nuveen Lifecycle Index 2020 Fund TIAA-CREF Lifecycle Index 2020 Fund Lifecycle Index 2020 Fund
Nuveen Lifecycle Index 2025 Fund TIAA-CREF Lifecycle Index 2025 Fund Lifecycle Index 2025 Fund
Nuveen Lifecycle Index 2030 Fund TIAA-CREF Lifecycle Index 2030 Fund Lifecycle Index 2030 Fund
Nuveen Lifecycle Index 2035 Fund TIAA-CREF Lifecycle Index 2035 Fund Lifecycle Index 2035 Fund
Nuveen Lifecycle Index 2040 Fund TIAA-CREF Lifecycle Index 2040 Fund Lifecycle Index 2040 Fund
Nuveen Lifecycle Index 2045 Fund TIAA-CREF Lifecycle Index 2045 Fund Lifecycle Index 2045 Fund
Nuveen Lifecycle Index 2050 Fund TIAA-CREF Lifecycle Index 2050 Fund Lifecycle Index 2050 Fund
Nuveen Lifecycle Index 2055 Fund TIAA-CREF Lifecycle Index 2055 Fund Lifecycle Index 2055 Fund
Nuveen Lifecycle Index 2060 Fund TIAA-CREF Lifecycle Index 2060 Fund Lifecycle Index 2060 Fund
Nuveen Lifecycle Index 2065 Fund TIAA-CREF Lifecycle Index 2065 Fund Lifecycle Index 2065 Fund
New Name Former Name
Class I Advisor Class
Class R6 Institutional Class

59
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
60
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $704,088,809 $— $— $704,088,809
Short-term investments — 212,000 — 212,000
Total $704,088,809 $212,000 $— $704,300,809
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $629,159,315 $— $— $629,159,315
Short-term investments — 416,000 — 416,000
Total $629,159,315 $416,000 $— $629,575,315
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,045,804,001 $— $— $1,045,804,001
Short-term investments — 1,027,000 — 1,027,000
Total $1,045,804,001 $1,027,000 $— $1,046,831,001
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,076,133,900 $— $— $3,076,133,900
Short-term investments — 3,755,000 — 3,755,000
Total $3,076,133,900 $3,755,000 $— $3,079,888,900
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,944,363,270 $— $— $5,944,363,270
Short-term investments — 4,042,000 — 4,042,000
Total $5,944,363,270 $4,042,000 $— $5,948,405,270
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $8,008,368,078 $— $— $8,008,368,078
Short-term investments — 8,764,000 — 8,764,000
Total $8,008,368,078 $8,764,000 $— $8,017,132,078
1 1 1 1 1
Lifecycle Index 2035
Registered investment companies $8,442,625,734 $— $— $8,442,625,734
Short-term investments — 14,308,000 — 14,308,000
Total $8,442,625,734 $14,308,000 $— $8,456,933,734
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $8,858,672,031 $— $— $8,858,672,031
Short-term investments — 10,840,000 — 10,840,000
Total $8,858,672,031 $10,840,000 $— $8,869,512,031
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $7,404,380,124 $— $— $7,404,380,124
Short-term investments — 9,586,000 — 9,586,000
Total $7,404,380,124 $9,586,000 $— $7,413,966,124
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $6,250,597,922 $— $— $6,250,597,922
Short-term investments — 13,920,000 — 13,920,000
Total $6,250,597,922 $13,920,000 $— $6,264,517,922
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $3,740,163,373 $— $— $3,740,163,373
Short-term investments — 5,894,000 — 5,894,000
Total $3,740,163,373 $5,894,000 $— $3,746,057,373
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $2,071,533,493 $— $— $2,071,533,493
Short-term investments — 4,608,000 — 4,608,000
Total $2,071,533,493 $4,608,000 $— $2,076,141,493
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $335,725,701 $— $— $335,725,701
Short-term investments — 962,000 — 962,000
Total $335,725,701 $962,000 $— $336,687,701
1 1 1 1 1

61
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Index Retirement Income Fixed Income Clearing Corporation $ 212,000 $ (216,419)
Lifecycle Index 2010 Fixed Income Clearing Corporation 416,000 (424,336)
Lifecycle Index 2015 Fixed Income Clearing Corporation 1,027,000 (1,047,659)
Lifecycle Index 2020 Fixed Income Clearing Corporation 3,755,000 (3,830,130)
Lifecycle Index 2025 Fixed Income Clearing Corporation 4,042,000 (4,122,963)
Lifecycle Index 2030 Fixed Income Clearing Corporation 8,764,000 (8,939,303)
Lifecycle Index 2035 Fixed Income Clearing Corporation 14,308,000 (14,594,335)
Lifecycle Index 2040 Fixed Income Clearing Corporation 10,840,000 (11,056,981)
Lifecycle Index 2045 Fixed Income Clearing Corporation 9,586,000 (9,777,741)
Lifecycle Index 2050 Fixed Income Clearing Corporation 13,920,000 (14,198,505)
Lifecycle Index 2055 Fixed Income Clearing Corporation 5,894,000 (6,011,976)
Lifecycle Index 2060 Fixed Income Clearing Corporation 4,608,000 (4,700,263)
Lifecycle Index 2065 Fixed Income Clearing Corporation 962,000 (981,354)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 166,126,419 $ 126,396,790
14.2
Lifecycle Index 2010 108,861,832 150,198,568
14.3
Lifecycle Index 2015 159,087,395 232,544,939
14.4
Lifecycle Index 2020 420,505,254 633,899,716
14.5
Lifecycle Index 2025 858,061,173 879,822,472
14.6
Lifecycle Index 2030 1,255,663,148 856,855,736
14.7
Lifecycle Index 2035 1,490,184,069 810,075,276
14.8
Lifecycle Index 2040 1,390,385,924 701,081,668
14.9
Lifecycle Index 2045 1,297,958,911 490,067,461
15.01
Lifecycle Index 2050 1,077,344,098 377,286,429
15.1
Lifecycle Index 2055 780,663,209 214,568,910
15.2
Lifecycle Index 2060 533,297,725 115,921,394
15.3
Lifecycle Index 2065 197,442,546 30,996,580
Year Ended
5/31/24
Year Ended
5/31/23
14.1
Lifecycle Index Retirement Income Shares Amount Shares Amount
Subscriptions:
Class I 20,845 $ 319,031 67,672 $ 1,002,406
Premier Class 62,116 946,739 48,132 717,389
Class R6 14,539,705 221,787,860 11,986,225 177,145,467
Retirement Class 367,049 5,645,804 236,422 3,516,792
Total subscriptions 14,989,715 228,699,434 12,338,451 182,382,054
Reinvestments of distributions:
Class I 4,125 63,371 4,988 72,028
Premier Class 2,394 36,756 4,572 65,970
Class R6 1,046,305 16,082,188 1,151,621 16,632,861
Retirement Class 58,205 892,097 78,741 1,134,783
Total reinvestments of distributions 1,111,029 17,074,412 1,239,922 17,905,642
Redemptions:
Class I (28,956) (447,686) (91,914) (1,356,812)
Premier Class (77,682) (1,194,080) (90,848) (1,337,916)
Class R6 (12,590,697) (194,216,256) (10,613,893) (156,450,550)
Retirement Class (678,392) (10,349,565) (527,796) (7,710,360)
Total redemptions (13,375,727) (206,207,587) (11,324,451) (166,855,638)
Net increase (decrease) from shareholder transactions 2,725,017 $ 39,566,259 2,253,922 $ 33,432,058

Notes to Financial Statements
(continued)
62
Year Ended
5/31/24
Year Ended
5/31/23
14.2
Lifecycle Index 2010 Shares Amount Shares Amount
Subscriptions:
Class I 10,131 $ 162,221 153,850 $ 2,411,354
Premier Class 99,816 1,591,307 117,623 1,824,406
Class R6 5,871,430 94,247,976 8,598,657 133,984,767
Retirement Class 395,902 6,243,168 348,180 5,342,411
Total subscriptions 6,377,279 102,244,672 9,218,310 143,562,938
Reinvestments of distributions:
Class I 2,288 36,633 3,692 55,966
Premier Class 38,146 608,042 37,911 572,451
Class R6 1,146,232 18,328,254 1,165,737 17,660,911
Retirement Class 108,050 1,712,599 126,741 1,903,649
Total reinvestments of distributions 1,294,716 20,685,528 1,334,081 20,192,977
Redemptions:
Class I (70,280) (1,115,621) (133,704) (2,094,288)
Premier Class (274,858) (4,413,763) (235,778) (3,646,327)
Class R6 (8,711,198) (139,980,798) (6,763,434) (105,147,400)
Retirement Class (1,003,364) (15,974,894) (1,150,544) (17,594,517)
Total redemptions (10,059,700) (161,485,076) (8,283,460) (128,482,532)
Net increase (decrease) from shareholder transactions (2,387,705) $ (38,554,876) 2,268,931 $ 35,273,383
Year Ended
5/31/24
Year Ended
5/31/23
14.3
Lifecycle Index 2015 Shares Amount Shares Amount
Subscriptions:
Class I 54,921 $ 937,881 18,825 $ 307,570
Premier Class 170,840 2,862,697 180,499 2,935,807
Class R6 8,262,695 139,734,524 8,706,481 141,923,060
Retirement Class 475,655 7,972,448 619,327 9,971,989
Total subscriptions 8,964,111 151,507,550 9,525,132 155,138,426
Reinvestments of distributions:
Class I 2,784 46,792 3,119 49,600
Premier Class 62,007 1,038,002 54,348 860,335
Class R6 2,139,222 35,981,708 1,779,925 28,300,802
Retirement Class 193,088 3,222,645 176,988 2,794,638
Total reinvestments of distributions 2,397,101 40,289,147 2,014,380 32,005,375
Redemptions:
Class I (89,142) (1,505,944) (15,822) (258,604)
Premier Class (411,184) (6,889,577) (413,689) (6,699,580)
Class R6 (13,038,389) (221,531,073) (11,197,249) (182,811,932)
Retirement Class (1,341,327) (22,608,289) (1,298,332) (20,940,203)
Total redemptions (14,880,042) (252,534,883) (12,925,092) (210,710,319)
Net increase (decrease) from shareholder transactions (3,518,830) $ (60,738,186) (1,385,580) $ (23,566,518)
Year Ended
5/31/24
Year Ended
5/31/23
14.4
Lifecycle Index 2020 Shares Amount Shares Amount
Subscriptions:
Class I 74,262 $ 1,367,596 158,091 $ 2,795,804
Premier Class 503,271 9,200,844 590,138 10,319,910
Class R6 22,424,807 412,766,301 27,127,506 477,461,227
Retirement Class 878,109 15,990,132 1,211,104 21,064,328
Total subscriptions 23,880,449 439,324,873 29,086,839 511,641,269
Reinvestments of distributions:
Class I 18,571 340,408 17,475 298,992
Premier Class 125,315 2,288,248 112,607 1,919,952
Class R6 4,926,275 90,397,138 4,512,123 77,292,671
Retirement Class 354,735 6,456,174 364,029 6,188,502
Total reinvestments of distributions 5,424,896 99,481,968 5,006,234 85,700,117
Redemptions:
Class I (228,419) (4,229,709) (178,746) (3,104,195)
Premier Class (1,248,756) (22,962,439) (791,770) (13,840,191)
Class R6 (35,125,181) (649,197,428) (27,668,648) (487,395,995)
Retirement Class (2,683,928) (49,126,116) (3,332,516) (57,956,441)
Total redemptions (39,286,284) (725,515,692) (31,971,680) (562,296,822)
Net increase (decrease) from shareholder transactions (9,980,939) $ (186,708,851) 2,121,393 $ 35,044,564

63
Year Ended
5/31/24
Year Ended
5/31/23
14.5
Lifecycle Index 2025 Shares Amount Shares Amount
Subscriptions:
Class I 243,371 $ 4,930,631 275,521 $ 5,221,601
Premier Class 874,003 17,681,971 1,125,162 21,522,640
Class R6 44,372,219 904,790,116 51,699,679 991,946,279
Retirement Class 1,656,279 33,320,626 2,504,082 47,574,156
Total subscriptions 47,145,872 960,723,344 55,604,444 1,066,264,676
Reinvestments of distributions:
Class I 25,222 513,275 33,898 632,538
Premier Class 121,096 2,459,456 135,927 2,532,319
Class R6 6,156,947 125,540,155 6,572,746 122,910,358
Retirement Class 454,869 9,192,902 550,211 10,200,914
Total reinvestments of distributions 6,758,134 137,705,788 7,292,782 136,276,129
Redemptions:
Class I (437,995) (8,805,941) (261,519) (5,009,768)
Premier Class (1,131,849) (23,054,565) (1,293,553) (24,583,415)
Class R6 (48,255,309) (990,630,653) (35,813,836) (689,166,611)
Retirement Class (4,859,935) (98,718,158) (3,980,184) (75,221,901)
Total redemptions (54,685,088) (1,121,209,317) (41,349,092) (793,981,695)
Net increase (decrease) from shareholder transactions (781,082) $ (22,780,185) 21,548,134 $ 408,559,110
Year Ended
5/31/24
Year Ended
5/31/23
14.6
Lifecycle Index 2030 Shares Amount Shares Amount
Subscriptions:
Class I 213,738 $ 4,741,727 502,483 $ 10,314,339
Premier Class 1,020,220 22,666,628 1,207,434 24,959,433
Class R6 56,495,639 1,263,257,332 64,118,120 1,331,942,651
Retirement Class 2,789,961 61,671,465 3,049,170 62,576,387
Total subscriptions 60,519,558 1,352,337,152 68,877,207 1,429,792,810
Reinvestments of distributions:
Class I 35,160 784,418 40,830 824,368
Premier Class 147,576 3,280,625 161,345 3,246,254
Class R6 7,037,023 157,277,461 7,150,909 144,591,373
Retirement Class 454,647 10,065,889 520,162 10,424,052
Total reinvestments of distributions 7,674,406 171,408,393 7,873,246 159,086,047
Redemptions:
Class I (361,218) (8,039,837) (198,044) (4,101,545)
Premier Class (1,470,090) (32,858,904) (1,180,278) (24,354,540)
Class R6 (44,001,301) (992,421,774) (32,490,617) (676,170,775)
Retirement Class (4,321,884) (96,495,792) (3,730,845) (76,399,373)
Total redemptions (50,154,493) (1,129,816,307) (37,599,784) (781,026,233)
Net increase (decrease) from shareholder transactions 18,039,471 $ 393,929,238 39,150,669 $ 807,852,624
Year Ended
5/31/24
Year Ended
5/31/23
14.7
Lifecycle Index 2035 Shares Amount Shares Amount
Subscriptions:
Class I 223,278 $ 5,367,607 444,830 $ 9,814,231
Premier Class 1,092,292 26,324,023 1,342,787 29,845,015
Class R6 59,806,250 1,455,487,593 60,713,530 1,351,738,725
Retirement Class 2,642,003 63,631,827 2,778,306 61,425,057
Total subscriptions 63,763,823 1,550,811,050 65,279,453 1,452,823,028
Reinvestments of distributions:
Class I 23,238 564,445 24,499 529,418
Premier Class 132,558 3,207,899 150,915 3,249,191
Class R6 6,054,698 147,371,345 6,291,815 136,217,788
Retirement Class 348,217 8,392,031 418,760 8,978,226
Total reinvestments of distributions 6,558,711 159,535,720 6,885,989 148,974,623
Redemptions:
Class I (298,338) (7,198,241) (139,365) (3,084,341)
Premier Class (1,153,621) (28,015,020) (999,948) (22,035,180)
Class R6 (36,581,391) (902,421,312) (25,621,389) (572,106,366)
Retirement Class (3,995,570) (97,312,404) (2,988,858) (65,387,422)
Total redemptions (42,028,920) (1,034,946,977) (29,749,560) (662,613,309)
Net increase (decrease) from shareholder transactions 28,293,614 $ 675,399,793 42,415,882 $ 939,184,342

Notes to Financial Statements
(continued)
64
Year Ended
5/31/24
Year Ended
5/31/23
14.8
Lifecycle Index 2040 Shares Amount Shares Amount
Subscriptions:
Class I 193,374 $ 5,009,272 271,658 $ 6,332,337
Premier Class 1,120,144 28,921,233 1,274,919 29,892,404
Class R6 54,222,650 1,413,783,568 54,764,924 1,285,598,009
Retirement Class 1,996,846 51,631,155 2,248,262 52,449,042
Total subscriptions 57,533,014 1,499,345,228 58,559,763 1,374,271,792
Reinvestments of distributions:
Class I 20,577 535,204 25,001 569,017
Premier Class 136,836 3,542,683 155,530 3,524,310
Class R6 5,787,159 150,697,631 6,090,185 138,734,411
Retirement Class 295,703 7,629,130 370,265 8,360,596
Total reinvestments of distributions 6,240,275 162,404,648 6,640,981 151,188,334
Redemptions:
Class I (208,960) (5,446,746) (158,740) (3,748,544)
Premier Class (1,439,064) (37,749,387) (1,166,009) (26,993,241)
Class R6 (31,691,130) (841,845,215) (21,488,387) (505,482,129)
Retirement Class (3,604,077) (94,931,430) (2,834,336) (65,398,298)
Total redemptions (36,943,231) (979,972,778) (25,647,472) (601,622,212)
Net increase (decrease) from shareholder transactions 26,830,058 $ 681,777,098 39,553,272 $ 923,837,914
Year Ended
5/31/24
Year Ended
5/31/23
14.9
Lifecycle Index 2045 Shares Amount Shares Amount
Subscriptions:
Class I 157,554 $ 4,254,147 408,364 $ 9,779,505
Premier Class 993,274 26,788,207 1,077,402 26,118,036
Class R6 52,266,925 1,418,998,974 49,155,216 1,193,128,535
Retirement Class 1,731,177 46,548,337 2,080,973 50,015,424
Total subscriptions 55,148,930 1,496,589,665 52,721,955 1,279,041,500
Reinvestments of distributions:
Class I 18,683 505,761 20,310 476,279
Premier Class 72,690 1,961,898 73,952 1,729,728
Class R6 4,469,368 121,209,261 4,344,584 102,054,269
Retirement Class 226,560 6,085,403 279,463 6,503,116
Total reinvestments of distributions 4,787,301 129,762,323 4,718,309 110,763,392
Redemptions:
Class I (209,486) (5,648,588) (186,151) (4,550,153)
Premier Class (753,142) (20,519,310) (603,649) (14,458,358)
Class R6 (26,078,253) (721,370,997) (16,540,497) (401,847,490)
Retirement Class (2,562,142) (70,174,828) (2,605,080) (62,287,444)
Total redemptions (29,603,023) (817,713,723) (19,935,377) (483,143,445)
Net increase (decrease) from shareholder transactions 30,333,208 $ 808,638,265 37,504,887 $ 906,661,447
Year Ended
5/31/24
Year Ended
5/31/23
15.01
Lifecycle Index 2050 Shares Amount Shares Amount
Subscriptions:
Class I 151,795 $ 4,162,023 310,326 $ 7,491,969
Premier Class 511,652 14,049,166 670,843 16,388,514
Class R6 44,172,380 1,217,859,238 43,378,142 1,063,780,673
Retirement Class 1,408,038 38,375,294 1,704,118 41,369,831
Total subscriptions 46,243,865 1,274,445,721 46,063,429 1,129,030,987
Reinvestments of distributions:
Class I 15,170 416,566 16,528 391,875
Premier Class 53,428 1,461,248 53,352 1,260,711
Class R6 3,897,036 107,168,487 3,379,444 80,261,796
Retirement Class 198,874 5,413,361 227,036 5,337,627
Total reinvestments of distributions 4,164,508 114,459,662 3,676,360 87,252,009
Redemptions:
Class I (201,159) (5,454,329) (116,002) (2,854,817)
Premier Class (633,130) (17,514,976) (570,909) (13,846,561)
Class R6 (21,224,260) (597,384,005) (14,146,734) (346,174,957)
Retirement Class (2,151,001) (59,646,290) (2,570,690) (62,029,955)
Total redemptions (24,209,550) (679,999,600) (17,404,335) (424,906,290)
Net increase (decrease) from shareholder transactions 26,198,823 $ 708,905,783 32,335,454 $ 791,376,706

65
Year Ended
5/31/24
Year Ended
5/31/23
15.1
Lifecycle Index 2055 Shares Amount Shares Amount
Subscriptions:
Class I 222,339 $ 4,895,126 294,807 $ 5,771,436
Premier Class 480,554 10,667,739 543,669 10,710,895
Class R6 41,577,792 926,627,050 38,723,314 765,646,583
Retirement Class 1,482,023 32,716,115 1,763,013 34,724,366
Total subscriptions 43,762,708 974,906,030 41,324,803 816,853,280
Reinvestments of distributions:
Class I 15,953 353,668 15,484 295,744
Premier Class 27,490 608,638 25,066 478,269
Class R6 2,799,981 62,159,591 2,227,549 42,613,006
Retirement Class 134,709 2,974,365 155,255 2,954,506
Total reinvestments of distributions 2,978,133 66,096,262 2,423,354 46,341,525
Redemptions:
Class I (234,331) (5,053,347) (76,648) (1,523,935)
Premier Class (617,905) (13,841,189) (354,296) (6,950,693)
Class R6 (18,474,311) (419,542,678) (10,283,713) (202,946,605)
Retirement Class (1,437,927) (32,034,509) (2,515,314) (49,311,486)
Total redemptions (20,764,474) (470,471,723) (13,229,971) (260,732,719)
Net increase (decrease) from shareholder transactions 25,976,367 $ 570,530,569 30,518,186 $ 602,462,086
Year Ended
5/31/24
Year Ended
5/31/23
15.2
Lifecycle Index 2060 Shares Amount Shares Amount
Subscriptions:
Class I 237,912 $ 4,089,310 298,688 $ 4,539,800
Premier Class 554,364 9,509,531 569,589 8,695,066
Class R6 38,177,375 660,894,255 35,061,006 536,252,969
Retirement Class 1,278,732 21,923,193 1,870,744 28,557,705
Total subscriptions 40,248,383 696,416,289 37,800,027 578,045,540
Reinvestments of distributions:
Class I 13,932 239,498 14,020 207,216
Premier Class 18,860 323,633 15,611 230,427
Class R6 1,912,844 32,900,918 1,375,705 20,346,681
Retirement Class 86,565 1,482,850 94,250 1,388,295
Total reinvestments of distributions 2,032,201 34,946,899 1,499,586 22,172,619
Redemptions:
Class I (234,297) (3,954,887) (189,872) (2,926,764)
Premier Class (533,454) (9,078,713) (223,027) (3,391,639)
Class R6 (16,178,367) (283,863,945) (8,852,893) (135,144,083)
Retirement Class (774,205) (13,334,770) (2,128,013) (32,363,649)
Total redemptions (17,720,323) (310,232,315) (11,393,805) (173,826,135)
Net increase (decrease) from shareholder transactions 24,560,261 $ 421,130,873 27,905,808 $ 426,392,024
Year Ended
5/31/24
Year Ended
5/31/23
15.3
Lifecycle Index 2065 Shares Amount Shares Amount
Subscriptions:
Class I 113,763 $ 1,384,830 160,921 $ 1,747,332
Premier Class 186,945 2,229,957 43,518 467,516
Class R6 16,027,662 198,759,351 7,791,179 85,276,166
Retirement Class 481,317 5,895,241 299,613 3,251,754
Total subscriptions 16,809,687 208,269,379 8,295,231 90,742,768
Reinvestments of distributions:
Class I 4,210 51,147 468 4,882
Premier Class 3,300 40,099 752 7,832
Class R6 355,871 4,380,766 133,411 1,407,489
Retirement Class 10,884 132,344 4,049 42,273
Total reinvestments of distributions 374,265 4,604,356 138,680 1,462,476
Redemptions:
Class I (47,321) (585,953) (12,136) (132,833)
Premier Class (89,827) (1,106,252) (5,916) (63,613)
Class R6 (3,178,895) (40,267,990) (1,229,812) (13,481,070)
Retirement Class (146,895) (1,799,799) (38,390) (416,859)
Total redemptions (3,462,938) (43,759,994) (1,286,254) (14,094,375)
Net increase (decrease) from shareholder transactions 13,721,014 $ 169,113,741 7,147,657 $ 78,110,869

Notes to Financial Statements
(continued)
66
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $637,247,065 $119,795,146 $(52,741,402) $67,053,744
14.2
Lifecycle Index 2010 552,709,390 128,461,944 (51,596,019) 76,865,925
14.3
Lifecycle Index 2015 888,432,691 243,260,199 (84,861,890) 158,398,309
14.4
Lifecycle Index 2020 2,599,231,505 712,765,956 (232,108,561) 480,657,395
14.5
Lifecycle Index 2025 4,979,226,548 1,368,958,634 (399,779,912) 969,178,722
14.6
Lifecycle Index 2030 6,523,503,668 1,949,418,343 (455,789,934) 1,493,628,409
14.7
Lifecycle Index 2035 6,636,394,066 2,208,001,144 (387,461,475) 1,820,539,669
14.8
Lifecycle Index 2040 6,564,923,785 2,617,613,648 (313,025,401) 2,304,588,247
14.9
Lifecycle Index 2045 5,522,090,715 2,086,107,445 (194,232,036) 1,891,875,409
15.01
Lifecycle Index 2050 4,674,237,707 1,734,744,631 (144,464,415) 1,590,280,216
15.1
Lifecycle Index 2055 2,911,715,959 905,557,228 (71,215,814) 834,341,414
15.2
Lifecycle Index 2060 1,696,103,617 416,423,728 (36,385,852) 380,037,876
15.3
Lifecycle Index 2065 295,579,753 43,532,287 (2,424,338) 41,107,949
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $4,983,623 $568,458 $67,053,744 $– $– $(19,708) $72,586,117
14.2
Lifecycle Index 2010 5,477,181 12,662,365 76,865,925 – – (37,659) 94,967,812
14.3
Lifecycle Index 2015 8,340,973 25,845,872 158,398,309 – – (65,640) 192,519,514
14.4
Lifecycle Index 2020 22,468,089 62,312,834 480,657,395 – – (133,240) 565,305,078
14.5
Lifecycle Index 2025 43,573,837 72,554,644 969,178,722 – – (173,117) 1,085,134,086
14.6
Lifecycle Index 2030 50,705,956 25,205,720 1,493,628,409 – – (194,470) 1,569,345,615
14.7
Lifecycle Index 2035 50,357,129 – 1,820,539,669 – – (185,715) 1,870,711,083
14.8
Lifecycle Index 2040 19,756,044 – 2,304,588,247 (8,191,217) – (202,153) 2,315,950,921
14.9
Lifecycle Index 2045 12,720,598 – 1,891,875,409 – – (129,059) 1,904,466,948
15.01
Lifecycle Index 2050 7,651,387 – 1,590,280,216 – – (100,438) 1,597,831,165
15.1
Lifecycle Index 2055 3,387,282 – 834,341,414 – – (45,602) 837,683,094
15.2
Lifecycle Index 2060 1,209,407 – 380,037,876 – – (18,187) 381,229,096
15.3
Lifecycle Index 2065 122,252 – 41,107,949 (70,267) – (1,182) 41,158,752

67
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryovers:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion of the asset allocation fee rate equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of the end of the current fiscal period, the Adviser received from the
Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
5/31/24 5/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 18,858,738 $ – $ 14,973,887 $ 4,641,149
14.2
Lifecycle Index 2010 17,235,203 4,025,671 15,806,996 5,015,648
14.3
Lifecycle Index 2015 28,466,179 13,166,092 26,070,743 7,047,051
14.4
Lifecycle Index 2020 81,161,861 23,686,870 69,866,800 19,737,387
14.5
Lifecycle Index 2025 146,874,613 – 113,331,702 30,664,954
14.6
Lifecycle Index 2030 180,599,576 – 130,012,618 35,793,716
14.7
Lifecycle Index 2035 167,731,378 – 121,786,193 33,567,023
14.8
Lifecycle Index 2040 168,607,495 – 122,514,828 33,488,140
14.9
Lifecycle Index 2045 135,360,112 – 91,708,612 22,716,510
15.01
Lifecycle Index 2050 113,338,491 5,877,617 77,452,283 13,031,432
15.1
Lifecycle Index 2055 65,982,693 3,164,243 41,457,487 6,815,627
15.2
Lifecycle Index 2060 35,044,620 1,574,093 20,274,770 2,903,980
15.3
Lifecycle Index 2065 4,698,152 114,166 1,488,626 94,990
Fund Short-Term Long-Term Total
14.1
Lifecycle Index Retirement Income $ – $ – $ –
14.2
Lifecycle Index 2010 – – –
14.3
Lifecycle Index 2015 – – –
14.4
Lifecycle Index 2020 – – –
14.5
Lifecycle Index 2025 – – –
14.6
Lifecycle Index 2030 – – –
14.7
Lifecycle Index 2035 – – –
14.8
Lifecycle Index 2040 – 8,191,217 8,191,217
14.9
Lifecycle Index 2045 – – –
15.01
Lifecycle Index 2050 – – –
15.1
Lifecycle Index 2055 – – –
15.2
Lifecycle Index 2060 – – –
15.3
Lifecycle Index 2065 70,267 – 70,267
Fund Utilized
14.1
Lifecycle Index Retirement Income $741,761
14.2
Lifecycle Index 2010 216,559
14.3
Lifecycle Index 2015 –
14.4
Lifecycle Index 2020 –
14.5
Lifecycle Index 2025 2,322,250
14.6
Lifecycle Index 2030 2,113,634
14.7
Lifecycle Index 2035 12,809,985
14.8
Lifecycle Index 2040 23,376,909
14.9
Lifecycle Index 2045 2,673,139
15.01
Lifecycle Index 2050 –
15.1
Lifecycle Index 2055 –
15.2
Lifecycle Index 2060 –
15.3
Lifecycle Index 2065 –

Notes to Financial Statements
(continued)
68
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its cost in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Service Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service
Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the Advisers a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement
Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds the following percentages of average daily net assets for each class:
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/23* Prior to 10/1/23
Lifecycle Index Retirement Income 0.09% 0.079% 0.083%
Lifecycle Index 2010 0.09 0.080 0.083
Lifecycle Index 2015 0.09 0.077 0.080
Lifecycle Index 2020 0.09 0.073 0.075
Lifecycle Index 2025 0.09 0.068 0.071
Lifecycle Index 2030 0.09 0.063 0.066
Lifecycle Index 2035 0.09 0.058 0.060
Lifecycle Index 2040 0.09 0.055 0.057
Lifecycle Index 2045 0.09 0.054 0.057
Lifecycle Index 2050 0.09 0.053 0.056
Lifecycle Index 2055 0.09 0.053 0.056
Lifecycle Index 2060 0.09 0.053 0.056
Lifecycle Index 2065 0.09 0.054 0.057
*   These waivers will remain in effect through September 30, 2024, unless changed with approval of the Board of Trustees.
Maximum Expense Amounts
Class I Premier Class Class R6 Retirement Class
Fund
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Lifecycle Index Retirement Income 0.171% 0.167% 0.171% 0.167% 0.021% 0.017% 0.271% 0.267%
Lifecycle Index 2010 0.170 0.167 0.170 0.167 0.020 0.017 0.270 0.267
Lifecycle Index 2015 0.173 0.170 0.173 0.170 0.023 0.020 0.273 0.270
Lifecycle Index 2020 0.177 0.175 0.177 0.175 0.027 0.025 0.277 0.275
Lifecycle Index 2025 0.182 0.179 0.182 0.179 0.032 0.029 0.282 0.279
Lifecycle Index 2030 0.187 0.184 0.187 0.184 0.037 0.034 0.287 0.284
Lifecycle Index 2035 0.192 0.190 0.192 0.190 0.042 0.040 0.292 0.290
Lifecycle Index 2040 0.195 0.193 0.195 0.193 0.045 0.043 0.295 0.293
Lifecycle Index 2045 0.196 0.193 0.196 0.193 0.046 0.043 0.296 0.293
Lifecycle Index 2050 0.197 0.194 0.197 0.194 0.047 0.044 0.297 0.294
Lifecycle Index 2055 0.197 0.194 0.197 0.194 0.047 0.044 0.297 0.294
Lifecycle Index 2060 0.197 0.194 0.197 0.194 0.047 0.044 0.297 0.294
Lifecycle Index 2065 0.196 0.193 0.196 0.193 0.046 0.043 0.296 0.293
*   The expense reimbursement agreements will continue through at least September 30, 2024, unless changed with approval of the Board.

69
The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Underlying Fund TIAA Total
15.3
Lifecycle Index 2065 2% 2%
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index Retirement Income
Nuveen Funds:
Bond Index, Class W
$ 246,572,754 $ 67,267,761 $ 29,104,494 $ (5,375,051) $ 1,151,303 $ 280,512,273 $ 8,767,781
Emerging Markets Equity Index, Class W
25,532,887 9,237,852 7,486,197 (244,262) 2,744,146 29,784,426 945,312
Equity Index, Class W
160,671,766 34,920,371 52,447,842 4,993,641 36,542,009 184,679,945 2,774,758
Inflation Linked Bond, Class W
61,590,283 19,544,980 10,684,700 (1,248,399) 763,882 69,966,046 2,648,585
International Equity Index, Class W
59,296,719 15,570,862 15,057,474 564,420 9,184,541 69,559,068 2,146,394
Short Term Bond Index, Class W
61,692,720 19,584,593 11,616,083 (553,636) 479,457 69,587,051 2,655,245
$615,357,129 $166,126,419 $126,396,790 $(1,863,287) $50,865,338 $704,088,809 $19,938,075
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2010
Nuveen Funds:
Bond Index, Class W
$ 252,411,069 $ 40,613,208 $ 37,645,168 $ (6,905,166) $ 2,172,368 $ 250,646,311 $ 8,205,651
Emerging Markets Equity Index, Class W
24,252,996 5,728,501 8,095,827 38,750 2,102,787 24,027,207 787,235
Equity Index, Class W
152,745,142 19,720,706 58,487,146 18,947,829 16,514,976 149,441,507 2,310,837
Inflation Linked Bond, Class W
63,084,226 11,585,068 11,513,090 (1,297,271) 655,287 62,514,220 2,549,942
International Equity Index, Class W
56,362,599 9,835,560 18,238,715 1,622,918 6,518,152 56,100,514 1,790,137
Short Term Bond Index, Class W
81,409,173 21,378,789 16,218,622 (891,381) 751,597 86,429,556 3,323,749
$630,265,205 $108,861,832 $150,198,568 $11,515,679 $28,715,167 $629,159,315 $18,967,551
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2015
Nuveen Funds:
Bond Index, Class W
$ 412,770,335 $ 64,307,936 $ 55,628,063 $ (9,508,124) $ 1,901,257 $ 413,843,341 $ 13,601,685
Emerging Markets Equity Index, Class W
45,467,735 10,615,158 14,704,221 (24,538) 4,057,793 45,411,927 1,516,991
Equity Index, Class W
286,321,636 26,928,594 98,184,321 38,714,382 28,599,588 282,379,879 4,453,229
Inflation Linked Bond, Class W
95,385,002 19,882,594 15,189,959 (1,936,795) 1,020,718 99,161,560 3,952,811
International Equity Index, Class W
105,634,404 14,136,054 29,229,584 2,957,059 12,497,343 105,995,276 3,449,622
Short Term Bond Index, Class W
95,549,445 23,217,059 19,608,791 (1,010,123) 864,428 99,012,018 3,881,242
$1,041,128,557 $159,087,395 $232,544,939 $29,191,861 $48,941,127 $1,045,804,001 $30,855,580
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2020
Nuveen Funds:
Bond Index, Class W
$ 1,171,601,102 $ 176,533,184 $ 139,127,602 $ (26,521,629) $ 4,193,862 $ 1,186,678,917 $ 38,669,964
Emerging Markets Equity Index, Class W
148,064,114 29,025,410 40,503,437 (810,096) 13,985,066 149,761,057 4,940,094
Equity Index, Class W
932,919,130 74,036,303 296,503,142 98,994,901 120,470,927 929,918,119 14,479,698
Inflation Linked Bond, Class W
217,100,820 45,763,649 30,146,959 (4,417,525) 2,325,842 230,625,827 8,999,367
International Equity Index, Class W
344,202,730 43,290,653 88,114,607 7,114,094 43,201,517 349,694,387 11,226,513
Short Term Bond Index, Class W
217,489,196 51,856,055 39,503,969 (2,136,705) 1,751,016 229,455,593 8,901,566
$3,031,377,092 $420,505,254 $633,899,716 $72,223,040 $185,928,230 $3,076,133,900 $87,217,202

Notes to Financial Statements
(continued)
70
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2025
Nuveen Funds:
Bond Index, Class W
$ 1,969,895,823 $ 405,011,751 $ 145,673,308 $ (31,970,969) $ (6,079,044) $ 2,191,184,253 $ 68,192,593
Emerging Markets Equity Index, Class W
299,300,681 59,256,263 61,736,172 (4,775,980) 32,430,017 324,474,809 10,310,269
Equity Index, Class W
1,889,631,091 144,270,597 474,520,433 103,973,848 354,598,654 2,017,953,757 30,234,140
Inflation Linked Bond, Class W
279,336,542 79,096,464 28,938,161 (5,103,711) 2,695,071 327,086,205 11,955,159
International Equity Index, Class W
696,814,689 87,595,912 132,029,829 4,915,184 101,065,536 758,361,492 23,435,112
Short Term Bond Index, Class W
279,898,479 82,830,186 36,924,569 (2,358,439) 1,857,097 325,302,754 12,057,841
$5,414,877,305 $858,061,173 $879,822,472 $64,679,933 $486,567,331 $5,944,363,270 $156,185,114
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2030
Nuveen Funds:
Bond Index, Class W
$ 2,192,975,077 $ 603,378,582 $ 122,580,629 $ (28,776,570) $ (14,681,067) $ 2,630,315,393 $ 78,842,139
Emerging Markets Equity Index, Class W
430,956,780 94,014,897 62,052,701 (9,464,201) 50,594,922 504,049,697 15,393,548
Equity Index, Class W
2,718,341,064 240,827,165 506,665,740 56,819,547 625,350,637 3,134,672,673 45,154,776
Inflation Linked Bond, Class W
213,850,678 82,323,265 12,956,780 (2,420,221) 821,512 281,618,454 9,503,206
International Equity Index, Class W
1,002,586,942 149,385,410 133,186,102 (157,409) 158,959,375 1,177,588,216 35,016,118
Short Term Bond Index, Class W
214,214,888 85,733,829 19,413,784 (1,301,860) 890,572 280,123,645 9,817,371
$6,772,925,429 $1,255,663,148 $856,855,736 $14,699,286 $821,935,951 $8,008,368,078 $193,727,158
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2035
Nuveen Funds:
Bond Index, Class W
$ 1,803,501,301 $ 687,910,349 $ 94,812,020 $ (19,916,673) $ (16,542,336) $ 2,360,140,621 $ 67,995,699
Emerging Markets Equity Index, Class W
498,560,668 127,324,681 65,036,113 (12,928,266) 61,423,604 609,344,574 18,222,434
Equity Index, Class W
3,140,343,453 357,049,863 511,971,732 34,908,448 770,190,225 3,790,520,257 53,563,833
Inflation Linked Bond, Class W
78,054,178 55,187,315 3,278,491 (668,971) 328,651 129,622,682 3,780,003
International Equity Index, Class W
1,158,773,454 207,346,383 130,541,794 (1,569,001) 190,033,724 1,424,042,766 41,452,004
Short Term Bond Index, Class W
78,190,376 55,365,478 4,435,126 (299,876) 133,982 128,954,834 4,099,833
$6,757,423,430 $1,490,184,069 $810,075,276 $(474,339) $1,005,567,850 $8,442,625,734 $189,113,806
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2040
Nuveen Funds:
Bond Index, Class W
$ 1,296,962,363 $ 576,287,302 $ 75,488,595 $ (14,910,455) $ (11,891,674) $ 1,770,958,941 $ 50,125,994
Emerging Markets Equity Index, Class W
586,287,196 160,055,929 62,217,876 (13,394,788) 71,173,098 741,903,559 21,835,499
Equity Index, Class W
3,700,776,911 401,181,454 452,072,988 23,894,058 939,010,469 4,612,789,904 64,268,355
International Equity Index, Class W
1,365,372,342 252,861,239 111,302,209 (1,835,059) 227,923,314 1,733,019,627 49,669,599
$6,949,398,812 $1,390,385,924 $701,081,668 $(6,246,244) $1,226,215,207 $8,858,672,031 $185,899,447
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2045
Nuveen Funds:
Bond Index, Class W
$ 680,449,841 $ 339,115,486 $ 46,571,946 $ (9,583,633) $ (4,625,368) $ 958,784,380 $ 26,777,869
Emerging Markets Equity Index, Class W
501,346,097 174,650,777 52,034,044 (12,170,092) 63,084,723 674,877,461 19,373,589
Equity Index, Class W
3,162,516,737 500,463,975 315,713,767 5,323,682 842,457,684 4,195,048,311 56,776,960
International Equity Index, Class W
1,166,842,700 283,728,673 75,747,704 (2,032,150) 202,878,453 1,575,669,972 43,955,122
$5,511,155,375 $1,297,958,911 $490,067,461 $(18,462,193) $1,103,795,492 $7,404,380,124 $146,883,540

71
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2050
Nuveen Funds:
Bond Index, Class W
$ 437,478,752 $ 209,808,186 $ 35,819,596 $ (7,902,898) $ (1,290,669) $ 602,273,775 $ 16,999,413
Emerging Markets Equity Index, Class W
432,436,103 161,191,964 45,836,513 (10,757,094) 55,084,013 592,118,473 16,868,990
Equity Index, Class W
2,726,964,703 444,878,325 233,807,036 1,860,252 735,355,486 3,675,251,730 49,430,762
International Equity Index, Class W
1,006,502,606 261,465,623 61,823,284 (1,490,508) 176,299,507 1,380,953,944 38,265,899
$4,603,382,164 $1,077,344,098 $377,286,429 $(18,290,248) $965,448,337 $6,250,597,922 $121,565,064
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2055
Nuveen Funds:
Bond Index, Class W
$ 215,487,985 $ 121,134,352 $ 18,403,412 $ (4,053,646) $ (491,615) $ 313,673,664 $ 8,648,079
Emerging Markets Equity Index, Class W
248,863,768 107,991,126 23,971,117 (5,800,549) 32,021,099 359,104,327 10,010,305
Equity Index, Class W
1,568,745,241 361,191,881 136,234,413 84,556 436,080,607 2,229,867,872 29,341,494
International Equity Index, Class W
579,093,593 190,345,850 35,959,968 (919,181) 104,957,216 837,517,510 22,716,908
$2,612,190,587 $780,663,209 $214,568,910 $(10,688,820) $572,567,307 $3,740,163,373 $70,716,786
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2060
Nuveen Funds:
Bond Index, Class W
$ 94,384,779 $ 65,307,360 $ 9,078,897 $ (2,042,982) $ (11,194) $ 148,559,066 $ 3,940,096
Emerging Markets Equity Index, Class W
130,356,535 72,163,881 15,071,718 (3,929,181) 18,203,702 201,723,219 5,415,438
Equity Index, Class W
821,138,752 262,795,142 68,609,579 (612,589) 236,650,571 1,251,362,297 15,843,449
International Equity Index, Class W
303,193,328 133,031,342 23,161,200 (973,186) 57,798,627 469,888,911 12,257,062
$1,349,073,394 $533,297,725 $115,921,394 $(7,557,938) $312,641,706 $2,071,533,493 $37,456,045
Issue
Value at
5/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24 Dividend Income
Lifecycle Index 2065
Nuveen Funds:
Bond Index, Class W
$ 7,329,583 $ 13,579,902 $ 721,725 $ (142,450) $ (18,019) $ 20,027,291 $ 435,228
Emerging Markets Equity Index, Class W
12,535,747 19,828,010 1,191,327 (261,536) 2,267,749 33,178,643 731,313
Equity Index, Class W
78,552,541 102,108,209 7,076,618 (133,975) 31,942,979 205,393,136 2,144,728
International Equity Index, Class W
29,061,972 42,322,382 2,482,116 (68,723) 8,293,116 77,126,631 1,660,887
$127,479,843 $177,838,503 $11,471,786 $(606,684) $42,485,825 $335,725,701 $4,972,156

Notes to Financial Statements
(continued)
72
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Events
Line of Credit: On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.

Important Tax Information
(Unaudited)
73
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 15,550
14.2
Lifecycle Index 2010 4,610,301
14.3
Lifecycle Index 2015 14,732,113
14.4
Lifecycle Index 2020 27,667,538
14.5
Lifecycle Index 2025 3,319,344
14.6
Lifecycle Index 2030 1,671,214
14.7
Lifecycle Index 2035 –
14.8
Lifecycle Index 2040 –
14.9
Lifecycle Index 2045 –
15.01
Lifecycle Index 2050 5,966,184
15.1
Lifecycle Index 2055 3,257,135
15.2
Lifecycle Index 2060 1,618,204
15.3
Lifecycle Index 2065 114,166
Fund Percentage
14.1
Lifecycle Index Retirement Income 13.5%
14.2
Lifecycle Index 2010 11.5
14.3
Lifecycle Index 2015 13.4
14.4
Lifecycle Index 2020 15.2
14.5
Lifecycle Index 2025 17.5
14.6
Lifecycle Index 2030 21.2
14.7
Lifecycle Index 2035 26.9
14.8
Lifecycle Index 2040 32.0
14.9
Lifecycle Index 2045 35.1
15.01
Lifecycle Index 2050 36.5
15.1
Lifecycle Index 2055 37.2
15.2
Lifecycle Index 2060 37.8
15.3
Lifecycle Index 2065 38.1
Fund Percentage
14.1
Lifecycle Index Retirement Income 25.7%
14.2
Lifecycle Index 2010 21.9
14.3
Lifecycle Index 2015 25.5
14.4
Lifecycle Index 2020 29.0
14.5
Lifecycle Index 2025 33.4
14.6
Lifecycle Index 2030 40.5
14.7
Lifecycle Index 2035 51.3
14.8
Lifecycle Index 2040 60.9
14.9
Lifecycle Index 2045 66.9
15.01
Lifecycle Index 2050 69.5
15.1
Lifecycle Index 2055 70.8
15.2
Lifecycle Index 2060 72.0
15.3
Lifecycle Index 2065 72.7

Important Tax Information
(Unaudited) (continued)
74
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
14.1
Lifecycle Index Retirement Income $ 2,731,451 $ 0.06198 $ 207,332 $ 0.00470
14.2
Lifecycle Index 2010 2,278,734 0.05998 172,992 0.00455
14.3
Lifecycle Index 2015 4,392,473 0.07338 333,507 0.00557
14.4
Lifecycle Index 2020 14,283,942 0.08887 1,084,133 0.00675
14.5
Lifecycle Index 2025 29,840,449 0.10751 2,264,423 0.00816
14.6
Lifecycle Index 2030 44,584,641 0.13171 3,382,692 0.00999
14.7
Lifecycle Index 2035 52,715,745 0.16229 3,999,578 0.01231
14.8
Lifecycle Index 2040 63,125,323 0.20048 4,788,508 0.01521
14.9
Lifecycle Index 2045 55,906,545 0.22287 4,242,524 0.01691
15.01
Lifecycle Index 2050 48,673,008 0.23386 3,693,695 0.01775
15.1
Lifecycle Index 2055 28,891,589 0.18762 2,192,391 0.01424
15.2
Lifecycle Index 2060 15,601,118 0.14177 1,184,324 0.01076
15.3
Lifecycle Index 2065 2,111,842 0.08425 160,236 0.00639

3
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
4
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifestyle Income Fund, Nuveen Lifestyle Conservative Fund,
Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund and Nuveen Lifestyle Aggressive Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifestyle
Income Fund, Nuveen Lifestyle Conservative Fund, Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund and Nuveen
Lifestyle Aggressive Growth Fund (five of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2024, the related statements of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
May 31, 2024 and each of the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments
Lifestyle Income Fund May 31, 2024
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—40.0%
1,670,287
Nuveen Core Bond Fund, Class R6 $ 14,965,769
1,664,711
Nuveen Core Plus Bond Fund, Class R6 14,982,396
TOTAL FIXED INCOME 29,948,165
INTERNATIONAL EQUITY—7.1%
109,280
Nuveen Emerging Markets Equity Fund, Class R6 877,518
162,313
Nuveen International Equity Fund, Class R6 2,312,964
88,778
Nuveen International Opportunities Fund, Class R6 1,367,184
67,455
Nuveen Quant International Small Cap Equity Fund, Class R6 744,031
TOTAL INTERNATIONAL EQUITY 5,301,697
SHORT-TERM FIXED INCOME—39.7%
2,990,297
Nuveen Short Term Bond Fund, Class R6 29,783,358
TOTAL SHORT-TERM FIXED INCOME 29,783,358
U.S. EQUITY—13.2%
95,791
Nuveen Core Equity Fund, Class R6 1,450,274
24,499
Nuveen Dividend Growth Fund, Class R6 1,452,078
90,947
Nuveen Dividend Value Fund, Class R6 1,396,945
59,306
Nuveen Growth Opportunities ETF 1,757,830
65,069
Nuveen Large Cap Growth Fund, Class R6 1,706,749
64,385
Nuveen Large Cap Value Fund, Class R6 1,402,942
17,812
Nuveen Quant Small Cap Equity Fund, Class R6 333,618
26,333
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 396,047
TOTAL U.S. EQUITY 9,896,483
TOTAL AFFILIATED INVESTMENT COMPANIES 74,929,703
(Cost $74,908,674)
TOTAL INVESTMENTS—100.0% 74,929,703
(Cost $74,908,674)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (8,915)
NET ASSETS—100.0% $ 74,920,788
ETF Exchange Traded Fund
(a) Affiliated fund.

Lifestyle Conservative Fund May 31, 2024
Portfolio of Investments
6
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.8%
3,435,196
Nuveen Core Bond Fund, Class R6 $ 30,779,360
10,266,514
Nuveen Core Plus Bond Fund, Class R6 92,398,628
TOTAL FIXED INCOME 123,177,988
INTERNATIONAL EQUITY—14.1%
901,360
Nuveen Emerging Markets Equity Fund, Class R6 7,237,917
1,335,091
Nuveen International Equity Fund, Class R6 19,025,046
731,111
Nuveen International Opportunities Fund, Class R6 11,259,106
554,524
Nuveen Quant International Small Cap Equity Fund, Class R6 6,116,404
TOTAL INTERNATIONAL EQUITY 43,638,473
SHORT-TERM FIXED INCOME—19.8%
6,148,316
Nuveen Short Term Bond Fund, Class R6 61,237,227
TOTAL SHORT-TERM FIXED INCOME 61,237,227
U.S. EQUITY—26.3%
788,346
Nuveen Core Equity Fund, Class R6 11,935,559
201,331
Nuveen Dividend Growth Fund, Class R6 11,932,905
747,825
Nuveen Dividend Value Fund, Class R6 11,486,597
479,749
Nuveen Growth Opportunities ETF 14,219,760
536,873
Nuveen Large Cap Growth Fund, Class R6 14,082,171
528,983
Nuveen Large Cap Value Fund, Class R6 11,526,542
144,209
Nuveen Quant Small Cap Equity Fund, Class R6 2,701,026
213,643
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 3,213,194
TOTAL U.S. EQUITY 81,097,754
TOTAL AFFILIATED INVESTMENT COMPANIES 309,151,442
(Cost $293,719,491)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$59,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 59,000
TOTAL REPURCHASE AGREEMENT 59,000
TOTAL SHORT-TERM INVESTMENTS 59,000
(Cost $59,000)
TOTAL INVESTMENTS—100.0% 309,210,442
(Cost $293,778,491)
OTHER ASSETS & LIABILITIES, NET—0.0% 88,884
NET ASSETS—100.0% $ 309,299,326
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $59,026 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $60,243.

Portfolio of Investments
Lifestyle Moderate Fund May 31, 2024
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.7%
24,813,879
Nuveen Core Plus Bond Fund, Class R6 $ 223,324,907
TOTAL FIXED INCOME 223,324,907
INTERNATIONAL EQUITY—21.1%
2,447,227
Nuveen Emerging Markets Equity Fund, Class R6 19,651,235
3,624,189
Nuveen International Equity Fund, Class R6 51,644,687
1,986,181
Nuveen International Opportunities Fund, Class R6 30,587,191
1,510,185
Nuveen Quant International Small Cap Equity Fund, Class R6 16,657,337
TOTAL INTERNATIONAL EQUITY 118,540,450
U.S. EQUITY—39.2%
2,141,986
Nuveen Core Equity Fund, Class R6 32,429,662
547,650
Nuveen Dividend Growth Fund, Class R6 32,459,244
2,032,022
Nuveen Dividend Value Fund, Class R6 31,211,857
1,303,984
Nuveen Growth Opportunities ETF 38,650,086
1,470,825
Nuveen Large Cap Growth Fund, Class R6 38,579,738
1,437,388
Nuveen Large Cap Value Fund, Class R6 31,320,692
393,381
Nuveen Quant Small Cap Equity Fund, Class R6 7,368,029
584,860
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,796,290
TOTAL U.S. EQUITY 220,815,598
TOTAL AFFILIATED INVESTMENT COMPANIES 562,680,955
(Cost $506,634,222)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$380,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 380,000
TOTAL REPURCHASE AGREEMENT 380,000
TOTAL SHORT-TERM INVESTMENTS 380,000
(Cost $380,000)
TOTAL INVESTMENTS—100.0% 563,060,955
(Cost $507,014,222)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (100,540)
NET ASSETS—100.0% $ 562,960,415
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $380,168 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $387,721.

Lifestyle Growth Fund May 31, 2024
Portfolio of Investments
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
FIXED INCOME—19.8%
6,742,671
Nuveen Core Plus Bond Fund, Class R6 $ 60,684,043
TOTAL FIXED INCOME 60,684,043
INTERNATIONAL EQUITY—28.1%
1,771,316
Nuveen Emerging Markets Equity Fund, Class R6 14,223,664
2,631,400
Nuveen International Equity Fund, Class R6 37,497,445
1,439,825
Nuveen International Opportunities Fund, Class R6 22,173,300
1,094,375
Nuveen Quant International Small Cap Equity Fund, Class R6 12,070,960
TOTAL INTERNATIONAL EQUITY 85,965,369
U.S. EQUITY—52.2%
1,552,437
Nuveen Core Equity Fund, Class R6 23,503,894
396,150
Nuveen Dividend Growth Fund, Class R6 23,479,835
1,474,425
Nuveen Dividend Value Fund, Class R6 22,647,175
944,202
Nuveen Growth Opportunities ETF 27,986,147
1,064,801
Nuveen Large Cap Growth Fund, Class R6 27,929,733
1,043,426
Nuveen Large Cap Value Fund, Class R6 22,736,243
285,817
Nuveen Quant Small Cap Equity Fund, Class R6 5,353,360
423,506
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,369,531
TOTAL U.S. EQUITY 160,005,918
TOTAL AFFILIATED INVESTMENT COMPANIES 306,655,330
(Cost $255,963,477)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$240,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 240,000
TOTAL REPURCHASE AGREEMENT 240,000
TOTAL SHORT-TERM INVESTMENTS 240,000
(Cost $240,000)
TOTAL INVESTMENTS—100.2% 306,895,330
(Cost $256,203,477)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (644,708)
NET ASSETS—100.0% $ 306,250,622
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $240,106 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $244,895.

Portfolio of Investments
Lifestyle Aggressive Growth Fund May 31, 2024
9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
INTERNATIONAL EQUITY—35.0%
1,784,948
Nuveen Emerging Markets Equity Fund, Class R6 $ 14,333,131
2,649,638
Nuveen International Equity Fund, Class R6 37,757,347
1,450,766
Nuveen International Opportunities Fund, Class R6 22,341,793
1,103,694
Nuveen Quant International Small Cap Equity Fund, Class R6 12,173,739
TOTAL INTERNATIONAL EQUITY 86,606,010
U.S. EQUITY—65.1%
1,564,541
Nuveen Core Equity Fund, Class R6 23,687,152
399,698
Nuveen Dividend Growth Fund, Class R6 23,690,114
1,486,872
Nuveen Dividend Value Fund, Class R6 22,838,355
950,633
Nuveen Growth Opportunities ETF 28,176,762
1,074,000
Nuveen Large Cap Growth Fund, Class R6 28,171,028
1,049,849
Nuveen Large Cap Value Fund, Class R6 22,876,210
290,194
Nuveen Quant Small Cap Equity Fund, Class R6 5,435,340
429,414
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,458,389
TOTAL U.S. EQUITY 161,333,350
TOTAL AFFILIATED INVESTMENT COMPANIES 247,939,360
(Cost $195,270,583)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$295,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 295,000
TOTAL REPURCHASE AGREEMENT 295,000
TOTAL SHORT-TERM INVESTMENTS 295,000
(Cost $295,000)
TOTAL INVESTMENTS—100.2% 248,234,360
(Cost $195,565,583)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (383,660)
NET ASSETS—100.0% $ 247,850,700
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $295,131 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 3/15/27, valued at $300,999.

Statement of Assets and Liabilities
See Notes to Financial Statements
10
May 31, 2024
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
ASSETS
Affiliated investments, at value
‡
$ 74,929,703 $ 309,151,442 $ 562,680,955
Short-term investments, at value
#
– 59,000 380,000
Cash – 466 113
Receivables:
Dividends 225,531 697,151 873,156
Interest – 9 56
Investments sold 163,585 825,859 1,436,169
Reimbursement from Adviser 10,876 4,155 –
Shares sold 1,508 99,143 755,738
Other 9,326 19,005 22,057
Total assets 75,340,529 310,856,230 566,148,244
LIABILITIES
Due to affiliates 16,457 17,409 18,369
Cash overdraft 28,895 – –
Payables:
Management fees 6,471 26,287 47,751
Investments purchased - regular settlement 278,846 1,254,779 2,109,072
Shares redeemed 52,239 144,771 815,208
Service agreement fees 4,055 10,922 26,162
Accrued expenses:
Custodian fees 1,883 1,892 1,892
Professional fees 73 158 243
Shareholder reporting expenses 10,782 27,770 46,498
Shareholder servicing agent fees 3,958 12,777 22,323
Trustees fees 6,516 17,549 26,147
12b-1 distribution and service fees 9,566 42,590 74,164
Total liabilities 419,741 1,556,904 3,187,829
Net assets $ 74,920,788 $ 309,299,326 $ 562,960,415
NET ASSETS CONSIST OF:
Paid-in capital $ 78,815,153 $ 307,262,557 $ 529,471,446
Total distributable earnings (loss) (3,894,365) 2,036,769 33,488,969
Net assets $ 74,920,788 $ 309,299,326 $ 562,960,415
‡
Affiliated investments, cost $ 74,908,674 $ 293,719,491 $ 506,634,222
#
Short-term investments, cost $ – $ 59,000 $ 380,000
CLASS A:
Net assets $ 44,779,700 $ 200,323,535 $ 350,207,622
Shares outstanding 4,206,999 16,103,511 24,333,755
Net asset value ("NAV") per share $ 10 .64 $ 12 .44 $ 14 .39
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 11 .29 $ 13 .20 $ 15 .27
CLASS I:
Net assets $ 100,749 $ 3,376,521 $ 7,867,771
Shares outstanding 9,460 270,910 545,518
NAV and offering price per share $ 10 .65 $ 12 .46 $ 14 .42
PREMIER CLASS:
Net assets $ 213,279 $ 266,465 $ 289,394
Shares outstanding 20,001 21,368 20,000
NAV and offering price per share $ 10 .66 $ 12 .47 $ 14 .47
CLASS R6:
Net assets $ 10,985,464 $ 56,552,225 $ 88,282,288
Shares outstanding 1,031,026 4,536,542 6,119,237
NAV and offering price per share $ 10 .65 $ 12 .47 $ 14 .43
RETIREMENT CLASS:
Net assets $ 18,841,596 $ 48,780,580 $ 116,313,340
Shares outstanding 1,770,373 3,919,364 8,076,872
NAV and offering price per share $ 10 .64 $ 12 .45 $ 14 .40
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
11
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
$ 306,655,330 $ 247,939,360
240,000 295,000
912 163
236,382 –
35 44
714,108 313,189
4,699 7,336
52,554 35,063
15,059 11,818
307,919,079 248,601,973
17,329 17,089
– –
25,945 20,976
879,999 361,579
633,827 265,463
12,703 13,714
1,881 1,886
150 128
26,847 21,530
15,341 14,162
13,236 9,713
41,199 25,033
1,668,457 751,273
$ 306,250,622 $ 247,850,700
$ 268,091,867 $ 203,320,064
38,158,755 44,530,636
$ 306,250,622 $ 247,850,700
$ 255,963,477 $ 195,270,583
$ 240,000 $ 295,000
$ 194,578,077 $ 118,311,085
11,643,913 6,163,231
$ 16 .71 $ 19 .20
5.75% 5.75%
$ 17 .73 $ 20 .37
$ 4,432,357 $ 5,423,441
263,660 280,463
$ 16 .81 $ 19 .34
$ 347,386 $ 388,505
20,608 20,023
$ 16 .86 $ 19 .40
$ 50,685,934 $ 63,319,431
3,011,812 3,273,610
$ 16 .83 $ 19 .34
$ 56,206,868 $ 60,408,238
3,357,203 3,139,446
$ 16 .74 $ 19 .24
Unlimited Unlimited
$ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
12
Year Ended May 31, 2024
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
INVESTMENT INCOME
Dividends from affiliated investments $ 2,755,152 $ 9,647,547 $ 14,488,649
Interest 3,814 11,172 21,111
Total investment income 2,758,966 9,658,719 14,509,760
EXPENSES
Management fees 76,937 307,011 538,127
12b-1 distribution and service fees — Class A 114,716 502,085 851,491
12b-1 distribution and service fees — Premier Class 441 384 407
Shareholder servicing agent fees — Class A 12,827 43,899 77,365
Shareholder servicing agent fees — Class I 135 3,240 7,051
Shareholder servicing agent fees — Premier Class 52 72 39
Shareholder servicing agent fees — Class R6 456 1,356 760
Shareholder servicing agent fees — Retirement Class 43,434 120,829 276,199
Administrative service fees 61,522 65,134 68,710
Trustees fees 1,241 4,874 8,364
Custodian expenses 7,444 7,395 7,395
Overdraft expense 1,409 1,150 1,890
Professional fees 15,134 15,900 16,674
Registration fees 72,826 78,784 77,317
Shareholder reporting expenses 30,423 52,855 80,439
Other 24,328 25,674 27,228
Total expenses 463,325 1,230,642 2,039,456
Expenses reimbursed by the investment adviser (213,482) (252,111) (360,173)
Net expenses 249,843 978,531 1,679,283
Net investment income (loss) 2,509,123 8,680,188 12,830,477
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (3,082) – 990
Affiliated investments (1,297,215) (1,909,407) (4,656,961)
Distributions from affiliated investments 444,034 3,651,361 9,517,098
Net realized gain (loss) (856,263) 1,741,954 4,861,127
Change in unrealized appreciation (depreciation) on:
Affiliated investments 4,001,194 23,366,289 60,395,683
Net change in unrealized appreciation (depreciation) 4,001,194 23,366,289 60,395,683
Net realized and unrealized gain (loss) 3,144,931 25,108,243 65,256,810
Net increase (decrease) in net assets from operations $ 5,654,054 $ 33,788,431 $ 78,087,287

See Notes to Financial Statements
13
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
$ 6,060,964 $ 3,497,752
12,851 9,730
6,073,815 3,507,482
288,025 228,825
462,480 273,669
480 529
51,384 44,144
4,120 5,135
59 51
757 1,403
132,487 140,443
64,793 63,866
4,439 3,496
7,392 7,354
4,365 2,176
15,842 15,651
75,142 74,250
53,335 46,487
25,532 24,473
1,190,632 931,952
(443,176) (237,192)
747,456 694,760
5,326,359 2,812,722
33,121 332
(2,281,123) (1,884,934)
6,720,659 6,695,906
4,472,657 4,811,304
42,815,745 42,366,607
42,815,745 42,366,607
47,288,402 47,177,911
$ 52,614,761 $ 49,990,633

Statement of Changes in Net Assets
See Notes to Financial Statements
14
16.1
Lifestyle Income
16.2
Lifestyle Conservative
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 2,509,123 $ 2,161,519 $ 8,680,188 $ 7,342,061
Net realized gain (loss) (856,263) (1,986,070) 1,741,954 (9,710,223)
Net change in unrealized appreciation (depreciation) 4,001,194 (375,986) 23,366,289 1,479,759
Net increase (decrease) in net assets from operations 5,654,054 (200,537) 33,788,431 (888,403)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (1,479,675) (2,056,252) (5,739,986) (12,276,108)
Class I (4,876) (4,815) (97,588) (211,720)
Premier Class (9,509) (14,930) (7,602) (15,317)
Class R6 (466,864) (615,404) (1,696,086) (3,153,197)
Retirement Class (543,140) (761,038) (1,390,953) (2,971,032)
Total distributions (2,504,064) (3,452,439) (8,932,215) (18,627,374)
FUND SHARE TRANSACTIONS
Subscriptions 9,169,134 4,281,508 24,611,235 23,196,767
Reinvestments of distributions 2,442,009 3,385,963 8,813,774 18,327,367
Redemptions (18,516,223) (16,698,988) (52,166,608) (60,172,306)
Net increase (decrease) from Fund share transactions (6,905,080) (9,031,517) (18,741,599) (18,648,172)
Net increase (decrease) in net assets (3,755,090) (12,684,493) 6,114,617 (38,163,949)
Net assets at the beginning of period 78,675,878 91,360,371 303,184,709 341,348,658
Net assets at the end of period $ 74,920,788 $ 78,675,878 $ 309,299,326 $ 303,184,709

See Notes to Financial Statements
15
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
Year Ended
5/31/24
Year Ended
5/31/23
$ 12,830,477 $ 11,128,233 $ 5,326,359 $ 4,670,559 $ 2,812,722 $ 2,471,015
4,861,127 (17,175,586) 4,472,657 (10,790,448) 4,811,304 (6,702,946)
60,395,683 4,683,499 42,815,745 7,143,286 42,366,607 6,414,482
78,087,287 (1,363,854) 52,614,761 1,023,397 49,990,633 2,182,551
– – – – – –
(8,545,628) (23,368,593) (3,861,856) (12,672,292) (1,701,101) (8,079,643)
(211,620) (636,029) (92,759) (292,838) (91,561) (402,968)
(7,125) (18,388) (7,061) (21,843) (5,903) (26,954)
(2,194,647) (4,964,941) (1,029,842) (3,141,646) (1,053,881) (4,051,681)
(2,805,427) (7,311,137) (1,107,250) (3,726,239) (895,387) (4,329,273)
(13,764,447) (36,299,088) (6,098,768) (19,854,858) (3,747,833) (16,890,519)
59,049,624 28,393,270 26,535,770 15,859,598 24,964,128 17,674,668
13,602,369 35,753,904 6,044,076 19,672,695 3,691,534 16,684,260
(88,468,216) (81,062,662) (45,183,083) (43,831,557) (39,101,550) (26,939,413)
(15,816,223) (16,915,488) (12,603,237) (8,299,264) (10,445,888) 7,419,515
48,506,617 (54,578,430) 33,912,756 (27,130,725) 35,796,912 (7,288,453)
514,453,798 569,032,228 272,337,866 299,468,591 212,053,788 219,342,241
$ 562,960,415 $ 514,453,798 $ 306,250,622 $ 272,337,866 $ 247,850,700 $ 212,053,788

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
Lifestyle Income
Class A:
5/31/24 $ 10 .21 $ 0 .33 $ 0 .43 $ 0 .76 $ ( 0 .33 ) $ — $ ( 0 .33 ) $ 10 .64
5/31/23 10 .64 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .25 ) ( 0 .17 ) ( 0 .42 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .16 0 .99 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .01 0 .23 0 .33 0 .56 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 11 .21
Class I:
5/31/24 10 .22 0 .35 0 .44 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .28 ( 0 .26 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
5/31/21 11 .22 0 .19 0 .98 1 .17 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .96
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
Premier Class:
5/31/24 10 .23 0 .33 0 .45 0 .78 ( 0 .35 ) — ( 0 .35 ) 10 .66
5/31/23 10 .66 0 .28 ( 0 .27 ) 0 .01 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 10 .23
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
5/31/21 11 .23 0 .18 0 .98 1 .16 ( 0 .24 ) ( 0 .17 ) ( 0 .41 ) 11 .98
5/31/20 11 .02 0 .25 0 .34 0 .59 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 11 .23
Class R6:
5/31/24 10 .22 0 .36 0 .43 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .29 ( 0 .27 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
5/31/21 11 .22 0 .20 0 .98 1 .18 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .97
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
Retirement Class:
5/31/24 10 .21 0 .33 0 .44 0 .77 ( 0 .34 ) — ( 0 .34 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .26 ) — ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .17 0 .98 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .00 0 .24 0 .34 0 .58 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 11 .21
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
17
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .61% $ 44,780 0 .66% 0 .38% 3 .21% 19%
0 .05 47,233 0 .61 0 .38 2 .55 16
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
10 .21 58,046 0 .57 0 .38 1 .40 27
5 .23 50,890 0 .63 0 .38 2 .09 27
7 .85 101 0 .46 0 .19 3 .38 19
0 .30 105 0 .37 0 .15 2 .78 16
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
10 .48 133 0 .33 0 .14 1 .63 27
5 .47 110 0 .41 0 .15 2 .31 27
7 .76 213 0 .55 0 .25 3 .24 19
0 .18 366 0 .49 0 .25 2 .69 16
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
10 .32 361 0 .45 0 .25 1 .53 27
5 .47 313 0 .52 0 .25 2 .15 27
7 .91 10,985 0 .38 0 .10 3 .48 19
0 .34 13,663 0 .33 0 .10 2 .83 16
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
10 .58 15,514 0 .29 0 .10 1 .67 27
5 .53 8,234 0 .36 0 .10 2 .37 27
7 .65 18,842 0 .63 0 .35 3 .23 19
0 .08 17,310 0 .58 0 .35 2 .57 16
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20
10 .23 26,139 0 .54 0 .35 1 .43 27
5 .35 19,742 0 .60 0 .35 2 .11 27

Financial Highlights
(continued)
See Notes to Financial Statements
18
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
Lifestyle Conservative
Class A:
5/31/24 $ 11 .47 $ 0 .33 $ 0 .98 $ 1 .31 $ ( 0 .34 ) $ — $ ( 0 .34 ) $ 12 .44
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
5/31/20 12 .24 0 .25 0 .49 0 .74 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
Class I:
5/31/24 11 .49 0 .35 0 .98 1 .33 ( 0 .36 ) — ( 0 .36 ) 12 .46
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
5/31/20 12 .26 0 .30 0 .46 0 .76 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .57
Premier Class:
5/31/24 11 .50 0 .34 0 .98 1 .32 ( 0 .35 ) — ( 0 .35 ) 12 .47
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
5/31/20 12 .27 0 .26 0 .49 0 .75 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 12 .58
Class R6:
5/31/24 11 .49 0 .36 0 .99 1 .35 ( 0 .37 ) — ( 0 .37 ) 12 .47
5/31/23 12 .21 0 .30 ( 0 .29 ) 0 .01 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
5/31/20 12 .26 0 .28 0 .49 0 .77 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 12 .57
Retirement Class:
5/31/24 11 .48 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .45
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
5/31/20 12 .25 0 .25 0 .48 0 .73 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
19
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .58% $ 200,324 0 .45% 0 .37% 2 .77% 13%
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
6 .16 206,100 0 .45 0 .37 1 .99 29
11 .75 3,377 0 .28 0 .20 2 .94 13
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
6 .33 6,559 0 .29 0 .20 2 .45 29
11 .69 266 0 .36 0 .25 2 .89 13
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
6 .27 665 0 .35 0 .25 2 .05 29
11 .96 56,552 0 .18 0 .10 3 .05 13
0 .31 51,084 0 .17 0 .10 2 .57 19
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
6 .44 34,603 0 .19 0 .10 2 .25 29
11 .60 48,781 0 .43 0 .35 2 .80 13
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35
6 .11 46,255 0 .43 0 .33 1 .98 29

Financial Highlights
(continued)
See Notes to Financial Statements
20
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
Lifestyle Moderate
Class A:
5/31/24 $ 12 .77 $ 0 .31 $ 1 .65 $ 1 .96 $ ( 0 .34 ) $ — $ ( 0 .34 ) $ 14 .39
5/31/23 13 .71 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 12 .77
5/31/22 16 .64 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .71
5/31/21 13 .82 0 .20 3 .46 3 .66 ( 0 .34 ) ( 0 .50 ) ( 0 .84 ) 16 .64
5/31/20 13 .52 0 .27 0 .67 0 .94 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
Class I:
5/31/24 12 .80 0 .35 1 .63 1 .98 ( 0 .36 ) — ( 0 .36 ) 14 .42
5/31/23 13 .74 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 12 .80
5/31/22 16 .67 0 .26 ( 1 .70 ) ( 1 .44 ) ( 0 .47 ) ( 1 .02 ) ( 1 .49 ) 13 .74
5/31/21 13 .84 0 .23 3 .47 3 .70 ( 0 .37 ) ( 0 .50 ) ( 0 .87 ) 16 .67
5/31/20 13 .55 0 .37 0 .58 0 .95 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 13 .84
Premier Class:
5/31/24 12 .84 0 .33 1 .66 1 .99 ( 0 .36 ) — ( 0 .36 ) 14 .47
5/31/23 13 .78 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .31 ) ( 0 .61 ) ( 0 .92 ) 12 .84
5/31/22 16 .72 0 .26 ( 1 .72 ) ( 1 .46 ) ( 0 .46 ) ( 1 .02 ) ( 1 .48 ) 13 .78
5/31/21 13 .87 0 .23 3 .48 3 .71 ( 0 .36 ) ( 0 .50 ) ( 0 .86 ) 16 .72
5/31/20 13 .58 0 .24 0 .70 0 .94 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 13 .87
Class R6:
5/31/24 12 .80 0 .36 1 .65 2 .01 ( 0 .38 ) — ( 0 .38 ) 14 .43
5/31/23 13 .74 0 .30 ( 0 .30 ) — ( 0 .33 ) ( 0 .61 ) ( 0 .94 ) 12 .80
5/31/22 16 .68 0 .28 ( 1 .71 ) ( 1 .43 ) ( 0 .49 ) ( 1 .02 ) ( 1 .51 ) 13 .74
5/31/21 13 .84 0 .25 3 .47 3 .72 ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 16 .68
5/31/20 13 .55 0 .29 0 .67 0 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 13 .84
Retirement Class:
5/31/24 12 .78 0 .32 1 .64 1 .96 ( 0 .34 ) — ( 0 .34 ) 14 .40
5/31/23 13 .72 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 12 .78
5/31/22 16 .65 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .72
5/31/21 13 .82 0 .21 3 .47 3 .68 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .65
5/31/20 13 .53 0 .25 0 .68 0 .93 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
21
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .55% $ 350,208 0 .43% 0 .36% 2 .33% 15%
0 .09 333,435 0 .42 0 .33 2 .09 19
( 9 .78 ) 367,073 0 .41 0 .36 1 .46 21
27 .02 410,533 0 .42 0 .36 1 .32 47
7 .01 330,823 0 .43 0 .37 1 .95 31
15 .72 7,868 0 .25 0 .18 2 .56 15
0 .30 7,294 0 .23 0 .14 2 .31 19
( 9 .60 ) 10,895 0 .22 0 .18 1 .64 21
27 .29 13,719 0 .23 0 .17 1 .50 47
7 .12 12,977 0 .26 0 .20 2 .64 31
15 .68 289 0 .32 0 .24 2 .46 15
0 .20 257 0 .31 0 .22 2 .21 19
( 9 .64 ) 276 0 .30 0 .25 1 .60 21
27 .22 689 0 .31 0 .24 1 .45 47
7 .03 557 0 .32 0 .25 1 .72 31
15 .90 88,282 0 .15 0 .09 2 .63 15
0 .38 68,231 0 .15 0 .06 2 .36 19
( 9 .58 ) 76,453 0 .14 0 .10 1 .75 21
27 .47 77,429 0 .15 0 .09 1 .58 47
7 .23 52,090 0 .16 0 .10 2 .10 31
15 .56 116,313 0 .40 0 .34 2 .36 15
0 .12 105,238 0 .40 0 .31 2 .11 19
( 9 .77 ) 114,335 0 .39 0 .35 1 .48 21
27 .12 121,361 0 .40 0 .34 1 .35 47
6 .95 93,587 0 .41 0 .35 1 .81 31

Financial Highlights
(continued)
See Notes to Financial Statements
22
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
Lifestyle Growth
Class A:
5/31/24 $ 14 .23 $ 0 .28 $ 2 .52 $ 2 .80 $ ( 0 .32 ) $ — $ ( 0 .32 ) $ 16 .71
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
5/31/20 14 .58 0 .27 0 .74 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .79
Class I:
5/31/24 14 .31 0 .31 2 .54 2 .85 ( 0 .35 ) — ( 0 .35 ) 16 .81
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
5/31/20 14 .65 0 .38 0 .66 1 .04 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .86
Premier Class:
5/31/24 14 .35 0 .30 2 .55 2 .85 ( 0 .34 ) — ( 0 .34 ) 16 .86
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
5/31/20 14 .65 0 .25 0 .79 1 .04 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 14 .87
Class R6:
5/31/24 14 .33 0 .32 2 .55 2 .87 ( 0 .37 ) — ( 0 .37 ) 16 .83
5/31/23 15 .34 0 .27 ( 0 .19 ) 0 .08 ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
5/31/20 14 .66 0 .28 0 .78 1 .06 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 14 .87
Retirement Class:
5/31/24 14 .26 0 .28 2 .53 2 .81 ( 0 .33 ) — ( 0 .33 ) 16 .74
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
5/31/20 14 .60 0 .23 0 .78 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .81
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
23
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
19 .91% $ 194,578 0 .46% 0 .31% 1 .80% 15%
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
6 .85 162,347 0 .48 0 .38 1 .79 35
20 .15 4,432 0 .29 0 .13 1 .98 15
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
7 .03 8,870 0 .30 0 .20 2 .57 35
20 .09 347 0 .36 0 .18 1 .94 15
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
7 .02 1,356 0 .36 0 .25 1 .64 35
20 .24 50,686 0 .19 0 .03 2 .04 15
1 .01 43,616 0 .18 0 .01 1 .91 20
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
7 .18 33,985 0 .21 0 .10 1 .87 35
19 .90 56,207 0 .44 0 .28 1 .84 15
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54
6 .87 42,326 0 .45 0 .35 1 .55 35

Financial Highlights
(continued)
See Notes to Financial Statements
24
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
Lifestyle Aggressive Growth
Class A:
5/31/24 $ 15 .69 $ 0 .20 $ 3 .58 $ 3 .78 $ ( 0 .27 ) $ ( 0 .00 )
d
$ ( 0 .27 ) $ 19 .20
5/31/23 16 .91 0 .17 ( 0 .07 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .69
5/31/22 21 .19 0 .21 ( 2 .19 ) ( 1 .98 ) ( 0 .64 ) ( 1 .66 ) ( 2 .30 ) 16 .91
5/31/21 15 .46 0 .14 6 .61 6 .75 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 21 .19
5/31/20 15 .33 0 .24 0 .82 1 .06 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .46
Class I:
5/31/24 15 .80 0 .23 3 .61 3 .84 ( 0 .30 ) ( 0 .00 )
d
( 0 .30 ) 19 .34
5/31/23 17 .03 0 .21 ( 0 .09 ) 0 .12 ( 0 .28 ) ( 1 .07 ) ( 1 .35 ) 15 .80
5/31/22 21 .32 0 .26 ( 2 .21 ) ( 1 .95 ) ( 0 .68 ) ( 1 .66 ) ( 2 .34 ) 17 .03
5/31/21 15 .55 0 .18 6 .64 6 .82 ( 0 .48 ) ( 0 .57 ) ( 1 .05 ) 21 .32
5/31/20 15 .40 0 .37 0 .72 1 .09 ( 0 .14 ) ( 0 .80 ) ( 0 .94 ) 15 .55
Premier Class:
5/31/24 15 .86 0 .22 3 .62 3 .84 ( 0 .30 ) ( 0 .00 )
d
( 0 .30 ) 19 .40
5/31/23 17 .08 0 .20 ( 0 .08 ) 0 .12 ( 0 .27 ) ( 1 .07 ) ( 1 .34 ) 15 .86
5/31/22 21 .37 0 .24 ( 2 .20 ) ( 1 .96 ) ( 0 .67 ) ( 1 .66 ) ( 2 .33 ) 17 .08
5/31/21 15 .59 0 .18 6 .64 6 .82 ( 0 .47 ) ( 0 .57 ) ( 1 .04 ) 21 .37
5/31/20 15 .43 0 .03 1 .06 1 .09 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .59
Class R6:
5/31/24 15 .81 0 .25 3 .60 3 .85 ( 0 .32 ) ( 0 .00 )
d
( 0 .32 ) 19 .34
5/31/23 17 .03 0 .22 ( 0 .08 ) 0 .14 ( 0 .29 ) ( 1 .07 ) ( 1 .36 ) 15 .81
5/31/22 21 .32 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .70 ) ( 1 .66 ) ( 2 .36 ) 17 .03
5/31/21 15 .55 0 .20 6 .64 6 .84 ( 0 .50 ) ( 0 .57 ) ( 1 .07 ) 21 .32
5/31/20 15 .40 0 .25 0 .87 1 .12 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 15 .55
Retirement Class:
5/31/24 15 .73 0 .20 3 .59 3 .79 ( 0 .28 ) ( 0 .00 )
d
( 0 .28 ) 19 .24
5/31/23 16 .95 0 .18 ( 0 .08 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .73
5/31/22 21 .23 0 .22 ( 2 .19 ) ( 1 .97 ) ( 0 .65 ) ( 1 .66 ) ( 2 .31 ) 16 .95
5/31/21 15 .49 0 .15 6 .62 6 .77 ( 0 .46 ) ( 0 .57 ) ( 1 .03 ) 21 .23
5/31/20 15 .35 0 .20 0 .87 1 .07 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .49
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
25
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
24 .30% $ 118,311 0 .49% 0 .39% 1 .13% 12%
1 .17 102,309 0 .49 0 .35 1 .10 21
( 10 .59 ) 106,104 0 .48 0 .32 1 .04 30
44 .41 117,922 0 .50 0 .38 0 .78 56
6 .80 83,795 0 .54 0 .40 1 .56 33
24 .55 5,423 0 .30 0 .20 1 .34 12
1 .33 4,908 0 .29 0 .15 1 .31 21
( 10 .40 ) 6,248 0 .28 0 .13 1 .28 30
44 .68 9,163 0 .30 0 .18 0 .98 56
7 .01 7,051 0 .33 0 .19 2 .39 33
24 .39 389 0 .37 0 .25 1 .28 12
1 .29 320 0 .36 0 .22 1 .27 21
( 10 .43 ) 342 0 .35 0 .20 1 .21 30
44 .54 427 0 .37 0 .23 0 .95 56
7 .00 313 0 .39 0 .25 0 .17 33
24 .58 63,319 0 .21 0 .10 1 .45 12
1 .46 51,862 0 .20 0 .05 1 .40 21
( 10 .32 ) 50,497 0 .19 0 .04 1 .28 30
44 .79 45,923 0 .21 0 .08 1 .08 56
7 .14 26,474 0 .25 0 .10 1 .56 33
24 .29 60,408 0 .45 0 .35 1 .18 12
1 .20 52,655 0 .45 0 .31 1 .16 21
( 10 .54 ) 56,152 0 .44 0 .29 1 .08 30
44 .47 65,640 0 .45 0 .33 0 .82 56
6 .85 42,644 0 .49 0 .35 1 .29 33

26
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Class A, Class I, Premier
Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares of the Funds, of less than certain amounts, as set forth in the Funds’ prospectus. The Funds offer their shares through their principal underwriter,
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
New Name Former Name Short Name
Nuveen Lifestyle Income Fund TIAA-CREF Lifestyle Income Fund Lifestyle Income
Nuveen Lifestyle Conservative Fund TIAA-CREF Lifestyle Conservative Fund Lifestyle Conservative
Nuveen Lifestyle Moderate Fund TIAA-CREF Lifestyle Moderate Fund Lifestyle Moderate
Nuveen Lifestyle Growth Fund TIAA-CREF Lifestyle Growth Fund Lifestyle Growth
Nuveen Lifestyle Aggressive Growth Fund TIAA-CREF Lifestyle Aggressive Growth Fund Lifestyle Aggressive Growth
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

27
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
28
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $74,929,703 $— $— $74,929,703
Total $74,929,703 $— $— $74,929,703
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $309,151,442 $— $— $309,151,442
Short-term investments — 59,000 — 59,000
Total $309,151,442 $59,000 $— $309,210,442
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $562,680,955 $— $— $562,680,955
Short-term investments — 380,000 — 380,000
Total $562,680,955 $380,000 $— $563,060,955
1 1 1 1 1
Lifestyle Growth
Registered investment companies $306,655,330 $— $— $306,655,330
Short-term investments — 240,000 — 240,000
Total $306,655,330 $240,000 $— $306,895,330
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $247,939,360 $— $— $247,939,360
Short-term investments — 295,000 — 295,000
Total $247,939,360 $295,000 $— $248,234,360
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifestyle Conservative Fixed Income Clearing Corporation $ 59,000 $ (60,243)
Lifestyle Moderate Fixed Income Clearing Corporation 380,000 (387,721)
Lifestyle Growth Fixed Income Clearing Corporation 240,000 (244,895)
Lifestyle Aggressive Growth Fixed Income Clearing Corporation 295,000 (300,999)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 14,446,448 $ 20,829,651
16.2
Lifestyle Conservative 41,202,907 56,128,981
16.3
Lifestyle Moderate 81,998,034 89,354,010
16.4
Lifestyle Growth 44,030,651 50,221,405
16.5
Lifestyle Aggressive Growth 28,354,113 32,875,843

29
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
16.1
Lifestyle Income Shares Amount Shares Amount
Subscriptions:
Class A 116,893 $ 1,205,317 218,171 $ 2,242,579
Class I 18,224 191,218 790 8,095
Premier Class 1,217 12,407 2,406 24,593
Class R6 323,324 3,335,953 124,946 1,268,906
Retirement Class 420,617 4,424,239 72,501 737,335
Total subscriptions 880,275 9,169,134 418,814 4,281,508
Reinvestments of distributions:
Class A 137,970 1,428,697 199,092 2,003,633
Class I 141 1,495 56 567
Premier Class 247 2,513 615 6,200
Class R6 45,041 466,501 61,090 614,951
Retirement Class 52,373 542,803 75,598 760,612
Total reinvestments of distributions 235,772 2,442,009 336,451 3,385,963
Redemptions:
Class A (674,726) (6,981,790) (977,314) (9,973,662)
Class I (19,154) (202,925) (1,820) (18,572)
Premier Class (17,246) (178,495) – –
Class R6 (674,213) (7,044,483) (280,139) (2,889,853)
Retirement Class (398,295) (4,108,530) (373,279) (3,816,901)
Total redemptions (1,783,634) (18,516,223) (1,632,552) (16,698,988)
Net increase (decrease) from shareholder transactions (667,587) $ (6,905,080) (877,287) $ (9,031,517)
Year Ended
5/31/24
Year Ended
5/31/23
16.2
Lifestyle Conservative Shares Amount Shares Amount
Subscriptions:
Class A 611,170 $ 7,244,176 944,805 $ 10,832,881
Class I 57,909 684,642 33,424 385,345
Premier Class – – 96 1,121
Class R6 1,011,683 12,039,211 790,867 9,101,958
Retirement Class 394,823 4,643,206 249,651 2,875,462
Total subscriptions 2,075,585 24,611,235 2,018,843 23,196,767
Reinvestments of distributions:
Class A 474,106 5,633,793 1,075,188 12,006,978
Class I 7,828 93,172 17,576 196,503
Premier Class 44 522 101 1,125
Class R6 142,418 1,695,676 281,938 3,152,427
Retirement Class 116,942 1,390,611 265,956 2,970,334
Total reinvestments of distributions 741,338 8,813,774 1,640,759 18,327,367
Redemptions:
Class A (2,536,609) (30,167,425) (2,915,562) (33,394,241)
Class I (62,529) (740,166) (100,964) (1,152,864)
Premier Class (345) (4,078) (7) (83)
Class R6 (1,061,988) (12,649,170) (1,199,464) (13,669,410)
Retirement Class (723,725) (8,605,769) (1,035,904) (11,955,708)
Total redemptions (4,385,196) (52,166,608) (5,251,901) (60,172,306)
Net increase (decrease) from shareholder transactions (1,568,273) $ (18,741,599) (1,592,299) $ (18,648,172)

Notes to Financial Statements
(continued)
30
Year Ended
5/31/24
Year Ended
5/31/23
16.3
Lifestyle Moderate Shares Amount Shares Amount
Subscriptions:
Class A 1,246,873 $ 16,827,918 1,074,375 $ 13,788,138
Class I 138,315 1,859,642 85,026 1,084,126
Premier Class – – – –
Class R6 1,961,198 26,382,636 507,911 6,505,288
Retirement Class 1,024,366 13,979,428 541,195 7,015,718
Total subscriptions 4,370,752 59,049,624 2,208,507 28,393,270
Reinvestments of distributions:
Class A 622,317 8,401,316 1,864,384 22,863,045
Class I 15,083 204,023 50,187 616,632
Premier Class – – – –
Class R6 161,895 2,192,609 403,943 4,963,999
Retirement Class 207,562 2,804,421 595,611 7,310,228
Total reinvestments of distributions 1,006,857 13,602,369 2,914,125 35,753,904
Redemptions:
Class A (3,644,375) (49,067,532) (3,603,539) (46,087,425)
Class I (177,843) (2,433,831) (358,361) (4,544,491)
Premier Class – – – –
Class R6 (1,334,074) (18,140,742) (1,144,989) (14,645,725)
Retirement Class (1,390,479) (18,826,111) (1,236,109) (15,785,021)
Total redemptions (6,546,771) (88,468,216) (6,342,998) (81,062,662)
Net increase (decrease) from shareholder transactions (1,169,162) $ (15,816,223) (1,220,366) $ (16,915,488)
Year Ended
5/31/24
Year Ended
5/31/23
16.4
Lifestyle Growth Shares Amount Shares Amount
Subscriptions:
Class A 455,430 $ 7,012,826 573,885 $ 8,108,366
Class I 46,333 709,977 31,936 452,762
Premier Class – – 1 15
Class R6 563,669 8,863,216 285,013 4,079,973
Retirement Class 650,306 9,949,751 223,886 3,218,482
Total subscriptions 1,715,738 26,535,770 1,114,721 15,859,598
Reinvestments of distributions:
Class A 248,632 3,818,993 936,308 12,537,165
Class I 5,725 88,391 20,438 274,891
Premier Class 13 204 43 586
Class R6 66,639 1,029,567 232,903 3,134,869
Retirement Class 71,971 1,106,921 277,792 3,725,184
Total reinvestments of distributions 392,980 6,044,076 1,467,484 19,672,695
Redemptions:
Class A (1,423,342) (21,981,315) (1,615,305) (22,901,710)
Class I (54,370) (847,086) (121,640) (1,767,937)
Premier Class (1) (18) – –
Class R6 (662,750) (10,267,541) (538,553) (7,572,429)
Retirement Class (781,469) (12,087,123) (815,590) (11,589,481)
Total redemptions (2,921,932) (45,183,083) (3,091,088) (43,831,557)
Net increase (decrease) from shareholder transactions (813,214) $ (12,603,237) (508,883) $ (8,299,264)

31
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a
Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
5/31/24
Year Ended
5/31/23
16.5
Lifestyle Aggressive Growth Shares Amount Shares Amount
Subscriptions:
Class A 381,029 $ 6,618,304 359,559 $ 5,618,570
Class I 33,839 589,855 22,520 347,628
Premier Class 21 399 185 2,977
Class R6 623,063 10,944,045 534,365 8,415,601
Retirement Class 395,031 6,811,525 209,827 3,289,892
Total subscriptions 1,432,983 24,964,128 1,126,456 17,674,668
Reinvestments of distributions:
Class A 97,368 1,682,526 550,204 8,010,968
Class I 3,522 61,249 20,527 300,716
Premier Class – – 16 245
Class R6 60,584 1,053,560 276,472 4,050,319
Retirement Class 51,628 894,199 296,231 4,322,012
Total reinvestments of distributions 213,102 3,691,534 1,143,450 16,684,260
Redemptions:
Class A (834,812) (14,401,815) (663,153) (10,352,245)
Class I (67,434) (1,197,770) (99,383) (1,589,719)
Premier Class (199) (3,427) – –
Class R6 (690,856) (12,210,477) (495,441) (7,760,747)
Retirement Class (654,883) (11,288,061) (471,598) (7,236,702)
Total redemptions (2,248,184) (39,101,550) (1,729,575) (26,939,413)
Net increase (decrease) from shareholder transactions (602,099) $ (10,445,888) 540,331 $ 7,419,515
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $77,723,271 $4,310,328 $(7,103,896) $(2,793,568)
16.2
Lifestyle Conservative 306,227,714 32,247,617 (29,264,889) 2,982,728
16.3
Lifestyle Moderate 529,195,068 80,617,777 (46,751,890) 33,865,887
16.4
Lifestyle Growth 269,541,074 56,662,507 (19,308,250) 37,354,257
16.5
Lifestyle Aggressive Growth 205,496,602 52,668,777 (9,931,019) 42,737,758

Notes to Financial Statements
(continued)
32
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, each Fund pays the Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Service Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A Shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A Shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $433,189 $– $(2,793,568) $(1,527,762) $– $(6,224) $(3,894,365)
16.2
Lifestyle Conservative 1,286,988 – 2,982,728 (2,216,554) – (16,393) 2,036,769
16.3
Lifestyle Moderate 1,514,876 – 33,865,887 (1,867,614) – (24,180) 33,488,969
16.4
Lifestyle Growth 1,055,701 – 37,354,257 (238,986) – (12,217) 38,158,755
16.5
Lifestyle Aggressive Growth – 1,801,763 42,737,758 – – (8,885) 44,530,636
5/31/24 5/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
16.1
Lifestyle Income $ 2,504,064 $ – $ 2,107,819 $ 1,344,620
16.2
Lifestyle Conservative 8,932,215 – 9,111,900 9,515,474
16.3
Lifestyle Moderate 13,764,447 – 12,928,821 23,370,267
16.4
Lifestyle Growth 6,098,768 – 5,173,012 14,681,846
16.5
Lifestyle Aggressive Growth 3,696,213 51,620 4,652,072 12,238,447
Fund Short-Term Long-Term Total
16.1
Lifestyle Income $ 474,990 $ 1,052,772 $ 1,527,762
16.2
Lifestyle Conservative 2,216,554 – 2,216,554
16.3
Lifestyle Moderate 1,867,614 – 1,867,614
16.4
Lifestyle Growth 238,986 – 238,986
16.5
Lifestyle Aggressive Growth – – –
Fund Utilized
16.1
Lifestyle Income $–
16.2
Lifestyle Conservative 3,408,378
16.3
Lifestyle Moderate 8,749,517
16.4
Lifestyle Growth 5,494,503
16.5
Lifestyle Aggressive Growth 3,200,055

33
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
16.1
Lifestyle Income 0.100% 0.450% 0.250% 0.250% 0.100% 0.350%
16.2
Lifestyle Conservative 0.100 0.450 0.250 0.250 0.100 0.350
16.3
Lifestyle Moderate 0.100 0.450 0.250 0.250 0.100 0.350
16.4
Lifestyle Growth 0.100 0.450 0.250 0.250 0.100 0.350
16.5
Lifestyle Aggressive Growth 0.100 0.450 0.250 0.250 0.100 0.350
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
16.3
Lifestyle Moderate 0.100% 0.435% 0.235% 0.235% 0.085% 0.335%
16.4
Lifestyle Growth 0.100% 0.375 0.175 0.175 0.025 0.275
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ 32,304 $ 35,710 $ 2,681
Lifestyle Conservative 271,549 266,987 (4,683)
Lifestyle Moderate 545,426 351,786 (4,481)
Lifestyle Growth 218,382 266,071 (11,651)
Lifestyle Aggressive Growth 210,136 339,784 (48,772)

Notes to Financial Statements
(continued)
34
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifestyle Income
Nuveen Funds:
Core Bond, Class R6
$ 15,740,917 $ 2,427,711 $ 2,973,093 $ (578,909) $ 349,143 $ 14,965,769 $ 635,189 $ –
Core Equity, Class R6
1,488,000 501,495 708,943 73,973 95,749 1,450,274 17,958 270,191
Core Plus Bond, Class R6
15,740,917 2,355,771 2,952,167 (598,236) 436,111 14,982,396 682,569 –
Dividend Growth, Class R6
1,485,237 326,905 579,824 25,030 194,730 1,452,078 20,462 23,625
Dividend Value, Class R6
1,499,681 334,835 689,017 33,128 218,318 1,396,945 26,617 49,842
Emerging Markets Equity, Class R6
913,961 258,917 367,556 (25,016) 97,212 877,518 29,119 –
Growth Opportunities ETF
1,743,180 47,105 614,307 (4,515) 586,367 1,757,830 3,217 –
International Equity, Class R6
2,354,581 492,721 919,081 69,351 315,392 2,312,964 60,903 –
International Opportunities, Class R6
1,407,394 311,156 513,366 (68,265) 230,265 1,367,184 16,889 –
Large Cap Growth, Class R6
1,714,748 460,943 949,665 58,825 421,898 1,706,749 3,803 –
Large Cap Value, Class R6
1,498,903 336,536 654,858 65,744 156,617 1,402,942 25,044 90,367
Quant International Small Cap Equity,
Class R6
747,258 147,172 276,029 (4,452) 130,082 744,031 22,022 –
Quant Small Cap Equity, Class R6
373,203 72,124 187,973 19,644 56,620 333,618 3,697 3,620
Quant Small/Mid Cap Equity, Class
R6
434,210 72,828 216,404 20,304 85,109 396,047 4,104 6,389
Short Term Bond, Class R6
31,469,819 5,218,171 7,148,392 (383,821) 627,581 29,783,358 1,203,559 –
$78,612,009 $13,364,390 $19,750,675 $(1,297,215) $4,001,194 $74,929,703 $2,755,152
$444,034
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifestyle Conservative
Nuveen Funds:
Core Bond, Class R6
$ 30,320,164 $ 3,933,832 $ 3,045,533 $ (612,795) $ 183,692 $ 30,779,360 $ 1,264,854 $ –
Core Equity, Class R6
11,469,260 2,815,384 3,592,563 346,283 897,195 11,935,559 144,880 2,223,845
Core Plus Bond, Class R6
90,977,082 10,336,820 8,038,461 (1,724,122) 847,309 92,398,628 4,076,372 –
Dividend Growth, Class R6
11,374,615 1,587,060 2,752,490 145,539 1,578,181 11,932,905 163,620 194,363
Dividend Value, Class R6
11,605,558 1,598,974 3,679,734 164,132 1,797,667 11,486,597 211,436 410,058
Emerging Markets Equity, Class R6
7,010,174 1,471,679 1,787,560 (247,930) 791,554 7,237,917 239,148 –
Growth Opportunities ETF
13,453,388 323,809 4,161,592 (102,091) 4,706,246 14,219,760 26,315 –
International Equity, Class R6
18,137,136 2,774,869 4,902,881 282,715 2,733,207 19,025,046 502,569 –
International Opportunities, Class R6
10,823,409 1,654,181 2,477,830 (419,217) 1,678,563 11,259,106 139,394 –
Large Cap Growth, Class R6
13,271,050 1,249,886 4,218,535 220,024 3,559,746 14,082,171 31,262 –
Large Cap Value, Class R6
11,564,686 1,613,440 3,366,466 382,760 1,332,122 11,526,542 205,287 740,729
Quant International Small Cap Equity,
Class R6
5,752,427 606,830 1,225,867 (71,671) 1,054,685 6,116,404 180,649 –
Quant Small Cap Equity, Class R6
2,875,451 252,909 1,023,569 138,605 457,630 2,701,026 30,442 29,811
Quant Small/Mid Cap Equity, Class
R6
3,348,557 266,589 1,229,085 137,581 689,552 3,213,194 33,756 52,555
Short Term Bond, Class R6
60,637,677 10,716,645 10,626,815 (549,220) 1,058,940 61,237,227 2,397,563 –
$302,620,634 $41,202,907 $56,128,981 $(1,909,407) $23,366,289 $309,151,442 $9,647,547
$3,651,361

35
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifestyle Moderate
Nuveen Funds:
Core Equity, Class R6
$ 29,289,490 $ 7,166,864 $ 7,299,924 $ 560,314 $ 2,712,918 $ 32,429,662 $ 377,220 $ 5,787,027
Core Plus Bond, Class R6
206,289,559 41,205,184 21,998,680 (4,919,845) 2,748,689 223,324,907 9,514,472 –
Dividend Growth, Class R6
29,091,239 4,573,369 5,688,334 143,884 4,339,086 32,459,244 427,331 507,923
Dividend Value, Class R6
29,617,467 3,389,363 6,898,974 254,924 4,849,077 31,211,857 551,970 1,071,197
Emerging Markets Equity, Class R6
17,848,866 4,276,581 3,864,541 (779,431) 2,169,760 19,651,235 623,667 –
Growth Opportunities ETF
34,219,670 562,056 8,113,005 (315,560) 12,296,925 38,650,086 68,745 –
International Equity, Class R6
46,281,780 5,486,876 7,993,315 83,296 7,786,050 51,644,687 1,302,972 –
International Opportunities, Class R6
27,577,460 4,309,221 4,557,843 (976,208) 4,234,561 30,587,191 361,888 –
Large Cap Growth, Class R6
33,988,575 3,813,984 9,064,377 364,298 9,477,258 38,579,738 81,687 –
Large Cap Value, Class R6
29,532,896 4,180,687 6,841,067 578,015 3,870,161 31,320,692 536,740 1,936,698
Quant International Small Cap Equity,
Class R6
14,665,833 1,747,329 2,321,994 (276,929) 2,843,098 16,657,337 474,984 –
Quant Small Cap Equity, Class R6
7,343,111 691,173 2,212,137 382,416 1,163,466 7,368,029 79,129 77,487
Quant Small/Mid Cap Equity, Class
R6
8,552,263 595,347 2,499,819 243,865 1,904,634 8,796,290 87,844 136,766
$514,298,209 $81,998,034 $89,354,010 $(4,656,961) $60,395,683 $562,680,955 $14,488,649
$9,517,098
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifestyle Growth
Nuveen Funds:
Core Equity, Class R6
$ 20,706,098 $ 4,694,563 $ 4,245,483 $ 76,598 $ 2,272,118 $ 23,503,894 $ 268,293 $ 4,087,525
Core Plus Bond, Class R6
54,654,911 13,370,932 6,724,823 (1,481,477) 864,500 60,684,043 2,541,137 –
Dividend Growth, Class R6
20,593,291 2,716,881 2,987,394 66,388 3,090,669 23,479,835 305,020 358,098
Dividend Value, Class R6
20,913,650 2,180,254 4,088,048 139,993 3,501,326 22,647,175 393,659 756,760
Emerging Markets Equity, Class R6
12,592,564 3,520,693 2,878,305 (689,121) 1,677,833 14,223,664 438,927 –
Growth Opportunities ETF
24,166,078 218,382 4,890,683 (274,953) 8,767,323 27,986,147 48,507 –
International Equity, Class R6
32,668,228 4,487,911 5,276,146 (74,106) 5,691,558 37,497,445 921,092 –
International Opportunities, Class R6
19,490,527 2,986,485 2,607,963 (558,689) 2,862,940 22,173,300 255,609 –
Large Cap Growth, Class R6
24,047,744 2,633,744 5,721,564 142,411 6,827,398 27,929,733 57,611 –
Large Cap Value, Class R6
20,860,836 2,569,982 3,874,908 297,385 2,882,948 22,736,243 378,841 1,366,956
Quant International Small Cap Equity,
Class R6
10,350,440 1,414,985 1,519,107 (242,594) 2,067,236 12,070,960 334,338 –
Quant Small Cap Equity, Class R6
5,190,968 417,559 1,353,686 194,891 903,628 5,353,360 55,891 54,730
Quant Small/Mid Cap Equity, Class
R6
6,043,007 263,108 1,465,003 122,151 1,406,268 6,369,531 62,039 96,590
$272,278,342 $41,475,479 $47,633,113 $(2,281,123) $42,815,745 $306,655,330 $6,060,964
$6,720,659
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Lifestyle Aggressive Growth
Nuveen Funds:
Core Equity, Class R6
$ 20,224,168 $ 4,824,882 $ 3,648,415 $ (330,025) $ 2,616,542 $ 23,687,152 $ 265,943 $ 4,073,861
Dividend Growth, Class R6
20,047,915 3,163,583 2,623,668 19,525 3,082,759 23,690,114 298,724 356,428
Dividend Value, Class R6
20,371,243 2,523,347 3,632,840 4,385 3,572,220 22,838,355 388,444 752,686
Emerging Markets Equity, Class R6
12,275,340 3,372,418 2,274,185 (620,362) 1,579,920 14,333,131 435,915 –
Growth Opportunities ETF
23,496,858 210,137 3,897,750 (266,562) 8,634,079 28,176,762 48,126 –
International Equity, Class R6
31,843,322 4,817,512 4,460,546 (272,192) 5,829,251 37,757,347 921,364 –
International Opportunities, Class R6
18,976,503 2,749,859 1,645,575 (434,041) 2,695,047 22,341,793 255,384 –
Large Cap Growth, Class R6
23,394,616 1,843,050 3,945,578 43,343 6,835,597 28,171,028 57,403 –
Large Cap Value, Class R6
20,325,418 2,651,321 3,213,346 151,581 2,961,236 22,876,210 377,493 1,362,092
Quant International Small Cap Equity,
Class R6
10,072,595 1,395,100 1,094,294 (234,496) 2,034,834 12,173,739 331,388 –
Quant Small Cap Equity, Class R6
5,065,103 438,169 1,144,546 18,263 1,058,351 5,435,340 55,750 54,593
Quant Small/Mid Cap Equity, Class
R6
5,886,336 364,735 1,295,100 35,647 1,466,771 6,458,389 61,818 96,246
$211,979,417 $28,354,113 $32,875,843 $(1,884,934) $42,366,607 $247,939,360 $3,497,752
$6,695,906

Notes to Financial Statements
(continued)
36
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Event
Line of Credit: On June 11, 2024, the Funds’ credit facility expired, and the Funds have not entered into another credit facility.

Important Tax Information
(Unaudited)
37
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
16.1
Lifestyle Income $ –
16.2
Lifestyle Conservative –
16.3
Lifestyle Moderate –
16.4
Lifestyle Growth –
16.5
Lifestyle Aggressive Growth 59,098
Fund Percentage
16.1
Lifestyle Income 4 .5%
16.2
Lifestyle Conservative 10 .0
16.3
Lifestyle Moderate 16 .4
16.4
Lifestyle Growth 25 .6
16.5
Lifestyle Aggressive Growth 40 .2
Fund Percentage
16.1
Lifestyle Income 8 .5%
16.2
Lifestyle Conservative 19 .0
16.3
Lifestyle Moderate 31 .4
16.4
Lifestyle Growth 49 .0
16.5
Lifestyle Aggressive Growth 77 .6
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
16.1
Lifestyle Income $ 119,389 $ 0.01696 $ 11,599 $ 0.00165
16.2
Lifestyle Conservative 982,006 0.03951 95,097 0.00383
16.3
Lifestyle Moderate 2,551,799 0.06527 248,008 0.00634
16.4
Lifestyle Growth 1,800,840 0.09842 175,000 0.00956
16.5
Lifestyle Aggressive Growth 1,795,847 0.13946 174,459 0.01355

3
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
4
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Managed
Allocation Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
July 25, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments
Managed Allocation Fund May 31, 2024
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.7%
38,865,643
Nuveen Core Plus Bond Fund, Class R6 $ 349,790,789
TOTAL FIXED INCOME 349,790,789
INTERNATIONAL EQUITY—21.1%
3,830,285
Nuveen Emerging Markets Equity Fund, Class R6 30,757,188
5,686,489
Nuveen International Equity Fund, Class R6 81,032,462
3,107,626
Nuveen International Opportunities Fund, Class R6 47,857,439
2,364,130
Nuveen Quant International Small Cap Equity Fund, Class R6 26,076,354
TOTAL INTERNATIONAL EQUITY 185,723,443
U.S. EQUITY—39.2%
3,355,031
Nuveen Core Equity Fund, Class R6 50,795,172
856,924
Nuveen Dividend Growth Fund, Class R6 50,789,873
3,186,569
Nuveen Dividend Value Fund, Class R6 48,945,705
2,042,268
Nuveen Growth Opportunities ETF 60,532,824
2,300,453
Nuveen Large Cap Growth Fund, Class R6 60,340,876
2,251,696
Nuveen Large Cap Value Fund, Class R6 49,064,463
616,146
Nuveen Quant Small Cap Equity Fund, Class R6 11,540,416
918,558
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 13,815,107
TOTAL U.S. EQUITY 345,824,436
TOTAL AFFILIATED INVESTMENT COMPANIES 881,338,668
(Cost $751,526,786)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$522,000 (b) Fixed Income Clearing Corporation 5 .320% 06/03/24 522,000
TOTAL REPURCHASE AGREEMENT 522,000
TOTAL SHORT-TERM INVESTMENTS 522,000
(Cost $522,000)
TOTAL INVESTMENTS—100.1% 881,860,668
(Cost $752,048,786)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (753,916)
NET ASSETS—100.0% $ 881,106,752
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 5/31/24 to be repurchased at $522,231 on 6/3/24, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/28/27, valued at $532,567.

6
Statement of Assets and Liabilities
See Notes to Financial Statements
May 31, 2024
18.1
Managed Allocation
ASSETS
Affiliated investments, at value
‡
$ 881,338,668
Short-term investments, at value
#
522,000
Cash 736
Receivables:
Dividends 1,366,406
Interest 77
Investments sold 2,283,223
Reimbursement from Adviser 52,112
Shares sold 24,227
Other 169,030
Total assets 885,756,479
LIABILITIES
Due to affiliates 14,176
Payables:
Investments purchased - regular settlement 3,262,951
Shares redeemed 897,636
Service agreement fees 15,425
Accrued expenses:
Custodian fees 1,892
Professional fees 356
Shareholder reporting expenses 28,966
Shareholder servicing agent fees 92,389
Trustees fees 168,576
12b-1 distribution and service fees 167,360
Total liabilities 4,649,727
Net assets $ 881,106,752
NET ASSETS CONSIST OF:
Paid-in capital $ 772,029,209
Total distributable earnings (loss) 109,077,543
Net assets $ 881,106,752
‡
Affiliated investments, cost $ 751,526,786
#
Short-term investments, cost $ 522,000
CLASS A:
Net assets $ 789,834,384
Shares outstanding 64,129,101
Net asset value ("NAV") per share $ 12 .32
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 13 .07
CLASS R6:
Net assets $ 18,768,818
Shares outstanding 1,530,444
NAV and offering price per share $ 12 .26
RETIREMENT CLASS:
Net assets $ 72,503,550
Shares outstanding 5,921,579
NAV and offering price per share $ 12 .24
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

7
Statement of Operations
See Notes to Financial Statements
Year Ended May 31, 2024
18.1
Managed Allocation
INVESTMENT INCOME
Dividends from affiliated investments $ 22,785,533
Interest 30,154
Total investment income 22,815,687
EXPENSES
12b-1 distribution and service fees — Class A 1,897,035
Shareholder servicing agent fees — Class A 302,414
Shareholder servicing agent fees — Class R6 151
Shareholder servicing agent fees — Retirement Class 175,366
Administrative service fees 53,113
Trustees fees 13,224
Custodian expenses 7,433
Overdraft expense 1,686
Professional fees 17,455
Registration fees 54,567
Shareholder reporting expenses 66,381
Other 27,539
Total expenses 2,616,364
Expenses reimbursed by the investment adviser (542,410)
Net expenses 2,073,954
Net investment income (loss) 20,741,733
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments 1,084,241
Distributions from affiliated investments 14,922,001
Net realized gain (loss) 16,006,242
Change in unrealized appreciation (depreciation) on:
Affiliated investments 86,868,015
Net change in unrealized appreciation (depreciation) 86,868,015
Net realized and unrealized gain (loss) 102,874,257
Net increase (decrease) in net assets from operations $ 123,615,990

8
Statement of Changes in Net Assets
See Notes to Financial Statements
18.1
Managed Allocation
Year Ended
5/31/24
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 20,741,733 $ 18,011,503
Net realized gain (loss) 16,006,242 (23,558,576)
Net change in unrealized appreciation (depreciation) 86,868,015 5,089,157
Net increase (decrease) in net assets from operations 123,615,990 (457,916)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class A (19,854,680) (53,781,744)
Class R6 (529,165) (1,557,184)
Retirement Class (1,844,718) (5,228,672)
Total distributions (22,228,563) (60,567,600)
FUND SHARE TRANSACTIONS
Subscriptions 21,050,277 27,414,290
Reinvestments of distributions 21,516,639 58,701,042
Redemptions (85,680,824) (90,380,463)
Net increase (decrease) from Fund share transactions (43,113,908) (4,265,131)
Net increase (decrease) in net assets 58,273,519 (65,290,647)
Net assets at the beginning of period 822,833,233 888,123,880
Net assets at the end of period $ 881,106,752 $ 822,833,233

Financial Highlights
See Notes to Financial Statements
10
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
Managed Allocation
Class A:
5/31/24 $ 10 .93 $ 0 .28 $ 1 .41 $ 1 .69 $ ( 0 .30 ) $ — $ ( 0 .30 ) $ 12 .32
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
5/31/20 12 .21 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .36
Class R6:
5/31/24 10 .88 0 .31 1 .40 1 .71 ( 0 .33 ) — ( 0 .33 ) 12 .26
5/31/23 11 .73 0 .26 ( 0 .26 ) — ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
5/31/20 12 .18 0 .28 0 .58 0 .86 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 12 .32
Retirement Class:
5/31/24 10 .87 0 .28 1 .39 1 .67 ( 0 .30 ) — ( 0 .30 ) 12 .24
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
5/31/20 12 .16 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .31
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
11
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .70% $ 789,834 0 .32% 0 .25% 2 .44% 11%
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
6 .87 750,844 0 .32 0 .25 1 .97 27
15 .97 18,769 0 .03 0.00 2 .68 11
0 .39 18,493 0 .03 0.00 2 .40 19
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
7 .09 16,997 0 .03 0.00 2 .21 27
15 .60 72,504 0 .28 0 .25 2 .44 11
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42
6 .91 70,404 0 .28 0 .25 1 .98 27

12
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, the Fund's name changed as noted above and therefore all references to the name of the Fund in this report have been updated.
Current Fiscal Period: The end of the reporting period for the Fund is May 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
Share Classes and Sales Charges: The Fund is a “fund of funds” that diversifies its assets by investing in Class R6 shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers Class A, Class R6 and Retirement
Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares of the Fund, of less than certain amounts, as set forth in the Fund’s prospectus. The Fund offers its shares through its principal underwriter, Nuveen Securities, LLC (“Nuveen
Securities”), which is a wholly owned indirect subsidiary of TIAA.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Fund pays the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
New Name Former Name Short Name
Nuveen Managed Allocation Fund TIAA-CREF Managed Allocation Fund Managed Allocation
New Name Former Name
Class A Retail Class
Class R6 Institutional Class

13
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Netting Agreements:  In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these
Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
14
The following table summarizes the market value of the Fund’s investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $881,338,668 $— $— $881,338,668
Short-term investments — 522,000 — 522,000
Total $881,338,668 $522,000 $— $881,860,668
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Managed Allocation Fixed Income Clearing Corporation $ 522,000 $ (532,567)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
18.1
Managed Allocation $ 92,577,329 $ 121,645,664
Year Ended
5/31/24
Year Ended
5/31/23
18.1
Managed Allocation Shares Amount Shares Amount
Subscriptions:
Class A 1,489,713 $ 17,204,822 1,669,657 $ 18,359,833
Class R6 72,534 831,096 81,436 893,165
Retirement Class 256,120 3,014,359 755,954 8,161,292
Total subscriptions 1,818,367 21,050,277 2,507,047 27,414,290
Reinvestments of distributions:
Class A 1,657,333 19,142,884 4,947,633 51,916,687
Class R6 46,043 529,037 148,870 1,555,683
Retirement Class 160,617 1,844,718 501,151 5,228,672
Total reinvestments of distributions 1,863,993 21,516,639 5,597,654 58,701,042
Redemptions:
Class A (6,252,499) (72,177,956) (6,533,550) (71,694,365)
Class R6 (287,327) (3,240,630) (595,348) (6,449,876)
Retirement Class (893,214) (10,262,238) (1,121,770) (12,236,222)
Total redemptions (7,433,040) (85,680,824) (8,250,668) (90,380,463)
Net increase (decrease) from shareholder transactions (3,750,680) $ (43,113,908) (145,967) $ (4,265,131)

15
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in underlying funds and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Fund utilized the following capital loss carryovers:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Fund does not pay the Adviser a fee for the management of the
Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund. The Adviser has agreed to gradually reduce expenses allocated to the Fund under the Administrative Services Agreement over a three-year period commencing
May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Fund under the
Administrative Service Agreement.
Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, Class A Shares of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A Shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Class R6 shares; and 0.25% of average daily net assets for the Retirement and Class A shares. The expense reimbursement arrangements will continue through at least September 30, 2024, unless changed with approval of the Board.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Fund engaged in the following security transactions with affiliated entities:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
18.1
Managed Allocation $780,408,941 $164,960,764 $(63,509,037) $101,451,727
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
18.1
Managed Allocation $2,571,157 $5,207,406 $101,451,727 $– $– $(152,747) $109,077,543
5/31/24 5/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
18.1
Managed Allocation $ 22,228,563 $ – $ 18,431,561 $ 42,136,039
Fund Utilized
18.1
Managed Allocation $11,415,112

Notes to Financial Statements
(continued)
16
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11,
2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current fiscal period.
10. Subsequent Events
Line of Credit: On June 11, 2024, the Fund’s credit facility expired, and the Fund has not entered into another credit facility.
Fund Purchases Sales Realized Gain (Loss)
Managed Allocation $ 305,985 $ 618,096 $ (3,179)
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/24
Dividend
Income
Capital Gain
Distributions
Managed Allocation
Nuveen Funds:
Core Equity, Class R6
$ 46,918,306 $ 9,879,900 $ 11,199,568 $ 1,407,231 $ 3,789,303 $ 50,795,172 $ 595,253 $ 9,071,592
Core Plus Bond, Class R6
329,819,616 49,700,984 26,243,246 (5,041,068) 1,554,503 349,790,789 14,975,224 –
Dividend Growth, Class R6
46,444,219 3,590,036 6,275,443 227,118 6,803,943 50,789,873 670,698 796,594
Dividend Value, Class R6
47,332,002 3,947,257 10,382,515 316,459 7,732,502 48,945,705 872,443 1,682,039
Emerging Markets Equity, Class R6
28,595,709 4,748,286 4,805,641 (914,876) 3,133,710 30,757,188 979,644 –
Growth Opportunities ETF
54,624,613 360,234 13,360,019 (533,905) 19,441,901 60,532,824 107,937 –
International Equity, Class R6
73,956,884 5,965,307 11,312,656 898,278 11,524,649 81,032,462 2,045,599 –
International Opportunities, Class R6
44,163,298 4,657,764 6,151,180 (1,057,446) 6,245,003 47,857,439 567,285 –
Large Cap Growth, Class R6
54,315,706 2,526,761 11,999,148 1,899,135 13,598,422 60,340,876 127,832 –
Large Cap Value, Class R6
47,394,445 4,605,343 9,977,033 2,565,078 4,476,630 49,064,463 841,380 3,035,919
Quant International Small Cap Equity,
Class R6
23,484,883 1,570,517 3,037,288 (150,496) 4,208,738 26,076,354 740,495 –
Quant Small Cap Equity, Class R6
11,738,669 577,978 3,213,350 757,880 1,679,239 11,540,416 124,041 121,466
Quant Small/Mid Cap Equity, Class
R6
13,666,397 446,962 3,688,577 710,853 2,679,472 13,815,107 137,702 214,391
$822,454,747 $92,577,329 $121,645,664 $1,084,241 $86,868,015 $881,338,668 $22,785,533
$14,922,001

Important Tax Information
(Unaudited)
17
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
The Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
18.1
Managed Allocation $ 10,447
Fund Percentage
18.1
Managed Allocation 16 .0%
Fund Percentage
18.1
Managed Allocation 30 .6%
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
18.1
Managed Allocation $ 4,002,885 $ 0.05592 $ 388,577 $ 0.00543

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Lifecycle Retirement Income Fund

Nuveen Lifecycle 2010 Fund

Nuveen Lifecycle 2015 Fund

Nuveen Lifecycle 2020 Fund

Nuveen Lifecycle 2025 Fund

Nuveen Lifecycle 2030 Fund

Nuveen Lifecycle 2035 Fund

Nuveen Lifecycle 2040 Fund

Nuveen Lifecycle 2045 Fund

Nuveen Lifecycle 2050 Fund

Nuveen Lifecycle 2055 Fund

Nuveen Lifecycle 2060 Fund

Nuveen Lifecycle 2065 Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

2

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●     For Nuveen Lifecycle Retirement Income Fund (formerly, TIAA-CREF Lifecycle Retirement Income Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2010 Fund (formerly, TIAA-CREF Lifecycle 2010 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one- and five-year periods ended December 31, 2023, the Fund outperformed its composite benchmark for the three-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the five-year period ended March 31, 2024, the Fund outperformed its composite benchmark for the one- and three-year periods ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2015 Fund (formerly, TIAA-CREF Lifecycle 2015 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2020 Fund (formerly, TIAA-CREF Lifecycle 2020 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

4

●      For Nuveen Lifecycle 2025 Fund (formerly, TIAA-CREF Lifecycle 2025 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2030 Fund (formerly, TIAA-CREF Lifecycle 2030 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2035 Fund (formerly, TIAA-CREF Lifecycle 2035 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2040 Fund (formerly, TIAA-CREF Lifecycle 2040 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2045 Fund (formerly, TIAA-CREF Lifecycle 2045 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2050 Fund (formerly, TIAA-CREF Lifecycle 2050 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●     For Nuveen Lifecycle 2055 Fund (formerly, TIAA-CREF Lifecycle 2055 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2060 Fund (formerly, TIAA-CREF Lifecycle 2060 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle 2065 Fund (formerly, TIAA-CREF Lifecycle 2065 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one- and three-year periods ended December 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three-year period ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. Further, with respect to TC funds, including the Funds, investing in the fee-waived Class W shares of other TC funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure pursuant to which such funds pay their management fees (subject to any fee waivers) and the equivalent of the underlying funds’ management fees and other expenses, thereby limiting some of the value of the comparative data. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each Fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

6

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●     For Nuveen Lifecycle Retirement Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle 2010 Fund, the Fund’s actual management fee rate and net total expense ratio ranked in the first quartile and second quartile of its Expense Group, respectively. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate was below the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median.

●     For Nuveen Lifecycle 2015 Fund, the Fund’s actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2020 Fund, the Fund’s actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. Given the small number of peers, a quartile ranking of the contractual management fee rate for the Expense Group was not available. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2025 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2030 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle 2035 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2040 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2045 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2050 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●     For Nuveen Lifecycle 2055 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle 2060 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate was in-line with and the net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle 2065 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to each of the Funds without taking into account profits TAL earned in the aggregate with respect to the underlying funds that are also managed by TAL in which the respective Fund invests. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

8

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Funds, however, do not have breakpoint schedules.

In addition, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

10

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Lifecycle Index Retirement Income Fund

Nuveen Lifecycle Index 2010 Fund

Nuveen Lifecycle Index 2015 Fund

Nuveen Lifecycle Index 2020 Fund

Nuveen Lifecycle Index 2025 Fund

Nuveen Lifecycle Index 2030 Fund

Nuveen Lifecycle Index 2035 Fund

Nuveen Lifecycle Index 2040 Fund

Nuveen Lifecycle Index 2045 Fund

Nuveen Lifecycle Index 2050 Fund

Nuveen Lifecycle Index 2055 Fund

Nuveen Lifecycle Index 2060 Fund

Nuveen Lifecycle Index 2065 Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

2

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024 (or for such shorter periods to the extent a Fund was not in existence during such periods). For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

●     For Nuveen Lifecycle Index Retirement Income Fund (formerly, TIAA-CREF Lifecycle Index Retirement Income Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023, the Fund essentially matched the performance of its composite benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2010 Fund (formerly, TIAA-CREF Lifecycle Index 2010 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its composite benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2024 and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2015 Fund (formerly, TIAA-CREF Lifecycle Index 2015 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2020 Fund (formerly, TIAA-CREF Lifecycle Index 2020 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2025 Fund (formerly, TIAA-CREF Lifecycle Index 2025 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

4

●     For Nuveen Lifecycle Index 2030 Fund (formerly, TIAA-CREF Lifecycle Index 2030 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2035 Fund (formerly, TIAA-CREF Lifecycle Index 2035 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and second quartile for the three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2040 Fund (formerly, TIAA-CREF Lifecycle Index 2040 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2045 Fund (formerly, TIAA-CREF Lifecycle Index 2045 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2050 Fund (formerly, TIAA-CREF Lifecycle Index 2050 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2055 Fund (formerly, TIAA-CREF Lifecycle Index 2055 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifecycle Index 2060 Fund (formerly, TIAA-CREF Lifecycle Index 2060 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024 and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●     For Nuveen Lifecycle Index 2065 Fund (formerly, TIAA-CREF Lifecycle Index 2065 Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the one-year period ended December 31, 2023, the Fund matched the performance of its composite benchmark for the three-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-year period ended December 31, 2023 and second quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the one- and three-year periods ended March 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- year period ended March 31, 2024 and first quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. Further, with respect to TC funds, including the Funds, investing in the fee-waived Class W shares of other TC funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure pursuant to which such funds pay their management fees (subject to any fee waivers) and the equivalent of the underlying funds’ management fees and other expenses, thereby limiting some of the value of the comparative data. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each Fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●     For Nuveen Lifecycle Index Retirement Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle Index 2010 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

●     For Nuveen Lifecycle Index 2015 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was slightly above (within 5 basis points of) the Expense Group median.

6

●     For Nuveen Lifecycle Index 2020 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Given the small number of peers, quartile rankings for the Expense Group were not available. Further, the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points of) the Expense Group median.

●     For Nuveen Lifecycle Index 2025 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2030 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2035 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2040 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2045 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2050 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2055 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate was generally in-line with the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifecycle Index 2060 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, fourth quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifecycle Index 2065 Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it earned profits (pre-distribution) for the one-year period ended December 31, 2023 with respect to each of the Funds subject to the following exceptions. The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to Nuveen Lifecycle Index Retirement Income Fund, Nuveen Lifecycle Index 2010 Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund and Nuveen Lifecycle Index 2065 Fund. In calculating profitability with respect to the Funds for the one-year period ended December 31, 2023, TAL did not take into account profits it earned in the aggregate with respect to the underlying funds that are also managed by TAL in which the respective Fund invests. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule,

8

fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Funds, however, do not have breakpoint schedules.

In addition, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

9

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Lifestyle Income Fund

Nuveen Lifestyle Conservative Fund

Nuveen Lifestyle Moderate Fund

Nuveen Lifestyle Growth Fund

Nuveen Lifestyle Aggressive Growth Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

2

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three-and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The performance determinations with respect to each Fund are summarized below.

●     For Nuveen Lifestyle Income Fund (formerly, TIAA-CREF Lifestyle Income Fund), the Board considered that the Fund outperformed its composite benchmark and ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, the Fund outperformed its composite benchmark for the one-, three- and five-year periods ended March 31, 2024 and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods and second quartile for the three-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifestyle Conservative Fund (formerly, TIAA-CREF Lifestyle Conservative Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three-year period ended December 31, 2023, the Fund outperformed its composite benchmark for the one- and five-year periods ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2023. In addition, the Fund outperformed its composite benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifestyle Moderate Fund (formerly, TIAA-CREF Lifestyle Moderate Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its composite benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifestyle Growth Fund (formerly, TIAA-CREF Lifestyle Growth Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its composite benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and ranked in the first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

●     For Nuveen Lifestyle Aggressive Growth Fund (formerly, TIAA-CREF Lifestyle Aggressive Growth Fund), the Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its composite benchmark for the one-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023 and March 31, 2024 and second quartile for the three-year periods ended December 31, 2023 and March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

4

The Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●     For Nuveen Lifestyle Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifestyle Conservative Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and first quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate matched the Expense Group median, and the Fund’s net total expense ratio was below the Expense Group median.

●     For Nuveen Lifestyle Moderate Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifestyle Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

●     For Nuveen Lifestyle Aggressive Growth Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, first quartile and first quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Universe. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to each of the Funds without taking into account profits TAL earned in the aggregate with respect to the underlying funds that are also managed by TAL in which the respective Fund invests. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Funds, however, do not have breakpoint schedules.

6

In addition, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Managed Allocation Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (the “Advisory Agreement”) with respect to Nuveen Managed Allocation Fund (the “Fund”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of the Advisory Agreement on behalf of the Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Fund, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/ or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew the Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreement is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreement, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Fund to be provided under the Advisory Agreement at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a

2

fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

B. The Investment Performance of the Fund and Adviser

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Fund. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Fund over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The performance data was based on Class R6 shares (formerly, the Institutional Class shares); however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Fund as low, medium or high. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to the Fund are summarized below.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

●     The Board considered that although the Fund’s performance was below the performance of its composite benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its composite benchmark for the one-year period ended December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its composite benchmark for the three-year period ended March 31, 2024, the Fund outperformed its composite benchmark for the one-year period ended March 31, 2024 and matched the performance of its composite benchmark for the five-year period ended March 31, 2024. Further, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by the Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of the Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, the Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data. With respect to the Fund, the Board considered that the Adviser does not charge a management fee to the Fund; however, the Adviser may generate indirect earnings with respect to the Fund’s investment in underlying funds also managed by the Adviser.

The Board Members considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. The Board Members also considered, in relevant part, the Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Fund, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for the Fund are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

●     The Fund’s actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. Quartile rankings for the contractual management fee rate were not available. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

4

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients. As noted, the Board considered that the Adviser does not charge a management fee to the Fund under the Advisory Agreement.

3.	Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to the Fund given that TAL does not charge the Fund any management fees under the Advisory Agreement, and without taking into account profits TAL earned in the aggregate with respect to the underlying funds that are also managed by TAL in which the Fund invests. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Fund, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Fund, however, does not have a breakpoint schedule as the Adviser does not charge the Fund a management fee.

In addition, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to the Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Fund. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Fund for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreement be renewed for an additional one-year period.

6

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: August 6, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: August 6, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)